UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23282

______________________________________________

PFM Multi-manager series trust

_____________________________________________________________________________

(Exact name of registrant as specified in charter)

213 Market Street, Harrisburg, Pennsylvania 17101-2141

______________________________________________________________________________

(Address of principal executive offices) (zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania, 19103-7018

Registrant's telephone number, including area code: (883) 736-6678

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

PFM MULTI-MANAGER SERIES TRUST
ANNUAL REPORT
SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Funds by calling 1.833.PFM.MMST (1.883.736.6678) or by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1.833.PFM.MMST (1.883.736.6678) to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

For further information on the PFM Multi-Manager Series Trust (the “Trust”) portfolios, call 1-833-736-6678 or visit us online at www.pfm.com/multiassetfunds

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.
The Trust will file its complete schedule of investments with the SEC for the last month of the Fund’s first and third fiscal quarters on form N-PORT. The Trust’s Form NPORT filings are available (i) without charge, upon request, by calling the Trust at 1-833-736-6678, (ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at http://www.sec.gov, or (iv) at the SEC’s public reference room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
The Trust has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Trust has adopted to determine how to vote proxies relating to portfolio securities are contained in the Trust’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Trust at 1-833-736-6678,
(ii) on the Trust’s website at www.pfm.com/multiassetfunds, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s proxy voting policies and procedures, as well as information regarding how the Trust voted proxies, if any, during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-833-736-6678 (toll free), or (2) on the website of the SEC at www.sec.gov.

Message from the Adviser (unaudited)

Economic and Market Review and Outlook
The global economic slowdown that began in 2018 continued in 2019. Apart from a blip up in the first quarter of 2019, developed economies, China, and India among others around the world showed slower gross domestic product (“GDP”) growth consistently from the fourth quarter of 2018 through the third quarter of 2019. While the slowing growth is of concern, we do not believe a recession is likely over the coming six to twelve months. That said, other risks to the global economy remain elevated including a presidential election in 2020, continuing trade tensions and geopolitical tensions and conflicts.
In the U.S., investors saw several concerning developments during the year. As a consequence of slowing growth and a Federal Reserve (“Fed”) tightening (raising interest rates) cycle that began in late 2016, the yield curve became inverted (the yield on 10-year Treasury note was below the yield on a 2-year Treasury note). The yield curve inversion had many investors and economists concerned since an inverted yield curve has more often than not preceded a recession. Further, trade tensions, primarily but not exclusively with China, escalated both in terms of rhetoric and action. These uncertainties negatively impacted the market off and on throughout the year. By July, the Fed decided that a mid-cycle recalibration resulting in interest rate reductions was necessary to combat economic weakness and the trade policy “headwinds”. On the employment front, the already strong U.S. labor market continued to improve and the unemployment rate remained at lows not seen since the late 1960’s. Inflation began to firm after many years of subdued levels, but the personal consumption expenditure index (“PCE”) remained well behaved and below the Fed target of 2%. The firmer inflation alleviates any legacy concerns of potential deflation, but the modest rate of inflation provides additional room for the Fed to ease monetary policy, if necessary. Ultimately, we expect the strong labor market and lower interest rates along with some easing of trade tensions between the U.S. and China to help stabilize economic growth and provide a foundation for modest improvement as we move into 2020. For investors, U.S. capital markets rallied in 2019, reversing the losses of the fourth quarter of 2018 as investors reacted positively to the Fed lowering rates and trade tensions easing. Investment grade and high yield bonds rallied as credit spreads tightened and U.S. equities, which bottomed in the second half of December 2018, had a strong start to the year and hit multiple all-time highs.
Non-U.S. economies also experienced slowing economic growth in 2019. The Eurozone, continued to slow in 2019 due to the negative impacts from global trade tensions, Brexit and rising political uncertainties. Germany, the largest economy in the Eurozone, reported second quarter GDP growth of  (0.1%). Further complicating the Eurozone situation is the still uncertain Brexit process. While some progress has been made in negotiations and the probability of a no deal Brexit is lower, the resolution is far from over and the economic impact is as yet unknown. In the positive column, trade tensions have eased to some degree and the European Central Bank (ECB) has provided additional monetary stimulus by further lowering rates and relaunching quantitative easing through their asset purchase program. Similar to the U.S., we expect the Eurozone economy to stabilize over the next several months. Japan, which had reported the longest string of quarterly growth since the 1990s, also showed moderating economic growth with the second quarter GDP growth coming in below the prior two quarters. Much like the equity markets in the U.S., developed market equities had a strong year with returns approaching or exceeding double digits for the year. While developed economies’ capital markets rallied in 2019, emerging market equities continued to underperform as investors continue to question whether emerging economies can continue to grow at a healthy pace in a world of slowing globalization.
As we have noted, for 2020, we expect economic growth to stabilize in both the U.S. and international markets, but we believe that uncertainty and risks will remain elevated. In the U.S., after the Fed cut rates in 2019, it is uncertain what path monetary policy will follow in 2020. In addition, the presidential election may further add to uncertainty. In Europe, mainstream political parties continue to lose support and while the odds of a no deal Brexit are lower, political uncertainty relating to the U.K. leaving the European Union adds to the economic uncertainty. Japan recently raised its consumption tax from 8% to 10%; it is uncertain what impact this will have on the economy and on consumer spending. It bears watching to see whether Japan’s economy may experience slowing growth in 2020 if the negative impact from the higher consumption tax is not offset by fiscal and monetary policies. China is facing rising debt and slowing economic growth. We expect China’s economic growth to continue to decelerate, but at a slower pace as trade tensions ease and government policies to stimulate the economy take hold.
Respectfully,
PFM Asset Management LLC
November 4, 2019
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   1

Management Discussion of Fund Performance (unaudited)

PFM Multi-Manager Domestic Equity Fund Review
The PFM Multi-Manager Domestic Equity Fund (“Domestic Equity Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and invest Fund assets in keeping with their distinct investment styles. Assets are primarily invested in U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2019: Champlain Investment Partners, LLC, Jacobs Levy Equity Management, Inc., Nuance Investments, LLC, SSGA Funds Management, Inc., and Vaughan Nelson Investment Management, L.P.
The Fund returned 3.26% for the year ended September 30, 2019, outperforming the Russell 3000 Index benchmark of 2.92% for the same period. The outperformance was a result of strong stock selection, especially in healthcare and materials. During the volatile Fourth Quarter of 2018, the Fund was able to outperform as a result of the downside protection provided by the sub-advisors with active management mandates. For the year, Champlain Investment Partners, LLC and Nuance Investments added alpha in excess of their respective benchmarks while Vaughan Nelson Investment Management LLC lagged slightly behind its benchmark. The Fund commenced operations on December 29, 2017 with initial seed capital invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. Since implementation of the Investment Strategy, the Fund has returned 11.12% vs 13.80% for the benchmark.
In April 2019, Jacobs Levy Equity Management, Inc. was added as a sub-advisor to the lineup to manage a dedicated small cap strategy.
PFM Multi-Manager Domestic Equity Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Champlain Investment Partners, LLC	5.0	36.3	Active U.S. Mid-Cap
Jacobs Levy Equity Management, Inc.	3.0	22.2	Active U.S. Small-Cap
Nuance Investments, LLC	10.7	78.3	Active U.S. All-Cap
SSGA Funds Management, Inc	70.8	517.9	Index Replication
Vaughan Nelson Investment Management, L.P	10.4	76.0	Active U.S. All-Cap

Note: Due to rounding and Fund level cash, Fund Assets % column does not add up to 100%.
PFM Multi-Manager Domestic Equity Fund Profile
Sector Diversification	%
Communication Services	8.9
Consumer Discretionary	9.0
Consumer Staples	6.4
Energy	3.7
Financials	14.9
Health Care	13.9
Industrials	11.7
Information Technology	18.5
Materials	3.5
Real Estate	3.6
Utilities	2.9
Cash Equivalents and Other	3.0
Total	100.0
PFM Multi-Manager Domestic Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
2   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Cumulative Performance: December 29, 2017(1) through September 30, 2019
Initial Investment of  $10,000
	Average Annual Total Returns
Performance as of 9/30/2019	One Year	Since Inception(1)
PFM Multi-Manager Domestic Equity Fund	3.26%	6.18%
Russell 3000 Index(2)	2.92%	7.30%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Russell 3000 Index is a float-adjusted, market-capitalization weighted equity index that encompasses the top 3,000 stocks (ranked by total market capitalization) traded in the U.S. market and represents large, mid and small-cap stocks capturing approximately 99% of the investable universe. The index is based on the FTSE Russell Index Policies and FTSE Russell is the index provider. The index is reconstituted annually on the last Friday in June (based on ranking in May) unless the last Friday is on the 29th or 30th when reconstitution will occur on the previous Friday. The index is also reviewed on the third Friday of March, September and December for quarterly share changes, free float updates and IPO additions. As of September 30, 2019, the index consisted of 3,005 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2019   3

PFM Multi-Manager International Equity Fund Review
The PFM Multi-Manager International Equity Fund (“International Equity Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and invest Fund assets in keeping with their distinct investment styles. Assets are primarily invested in non-U.S. equities. The Fund utilized the following sub-advisers as of September 30, 2019: Aristotle Capital Management, LLC, JO Hambro Capital Management, Lazard Asset Management LLC, and SSGA Funds Management, Inc.
The Fund returned -1.87% for the year ended September 30, 2019, underperforming the MSCI All Country World ex-U.S. Index benchmark return of  -1.23% for the same period. The Fund commenced operations on December 29, 2017 with initial seed capital invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy in mid-May 2018. Since inception, the fund has an annualized return of -2.83% vs -2.25% for the benchmark. After the initial seed investment period and for the year ended September 30, 2019, the overall fund underperformance was primarily due to a dedicated allocation to international small-cap stocks, managed by JO Hambro Capital Management Limited. Positive contributions came through dedicated allocations to the EAFE region and Aristotle Capital Management, which added alpha in excess of its benchmark. Lazard Asset Management added alpha in excess of its ACWI ex-US benchmark.
PFM Multi-Manager International Equity Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Aristotle Capital Management, LLC	12.9	51.4	Active International Developed Markets
JO Hambro Capital Management Limited	15.4	61.0	Active International Small-Cap
Lazard Asset Management LLC	28.3	112.5	Active Total International Markets
SSGA Funds Management, Inc.	43.3	171.8	Index Replication

Note: Due to rounding and Fund level cash, Fund Assets % column does not add up to 100%.
PFM Multi-Manager International Equity Fund Profile
Region Diversification	%
Europe & Middle East ex-UK	37.0
UK	12.0
Pacific ex-Japan	6.3
North America	6.7
Japan	15.4
EM Europe, Middle East & Africa	2.2
EM Asia	13.3
EM Latin America	2.8
Cash Equivalents and Other	4.3
Total	100.0
Sector Diversification	%
Communication Services	6.6
Consumer Discretionary	10.1
Consumer Staples	10.1
Energy	4.9
Financials	19.0
Health Care	8.4
Industrials	15.2
Information Technology	8.3
Materials	8.2
Real Estate	2.2
Utilities	2.6
Cash Equivalents and Other	4.4
Total	100.0

PFM Multi-Manager International Equity Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
4   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Cumulative Performance: December 29, 2017(1) through September 30, 2019
Initial Investment of  $10,000
	Average Annual Total Returns
Performance as of 9/30/2018	One Year	Since Inception(1)
PFM Multi-Manager International Equity Fund	-1.87%	-2.83%
MSCI All Country World ex-U.S. Index(2)	-1.23%	-2.25%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The MSCI ACWI ex USA Index captures large and mid-cap representation across 22 of 23 developed market countries (excluding the United States) and 24 emerging markets countries. The index covers approximately the top 85% by market capitalization of the global equity opportunity set outside the United States. The index is based on the MSCI Global Investable Market Indexes Methodology and MSCI Inc. is the index provider. The index is reviewed quarterly (February, May, August and November). During the May and November semi-annual index reviews, the index is rebalanced and the large and mid-capitalization cutoff points are recalculated. As of September 30, 2019, the index consisted of 2,215 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2019   5

PFM Multi-Manager Fixed-Income Fund Review
The PFM Multi-Manager Fixed-Income Fund (“Fixed-Income Fund” or the “Fund”) uses a multi-manager approach, allocating assets to one or more sub-advisers who act independently and invest Fund assets in keeping with their distinct investment styles. Assets are primarily invested in fixed-income securities and in derivatives and other instruments that have similar economic characteristics. The Fund utilized the following sub-advisers as of September 30, 2019: Brown Brothers Harriman & Co., Nomura Corporate Research and Asset Management Inc., PineBridge Investments LLC, PGIM, Inc., and Teachers Advisors, LLC.
For the one year period ended September 30, 2019 the Fund returned 9.17% lagging the Bloomberg Barclays U.S. Aggregate Index benchmark of 10.30% for the same period. The Fund commenced operations on December 29, 2017 with initial seed capital invested into the State Street Institutional Treasury Money Market Fund until implementation of the investment strategy began in mid-May 2018. Since inception the Fund has an annualized return of 5.88% versus 4.86% for the benchmark. Since their initial investments were made and for the year ended September 30, 2019, the two core fixed income strategy sub-advisers, PGIM, Inc. and Teachers Advisors LLC, performance has been additive. Additionally, the outperformance of the investment grade credit allocation managed by PineBridge Investments LLC versus their benchmark was additive. Detracting from performance over the trailing year were allocations to lower duration high yield and securitized assets. Furthermore allocation and security selection from Nomura Corporate Research and Asset Management, Inc., mainly in energy led to underperformance versus their benchmark.
PFM Multi-Manager Fixed-Income Fund Investment Sub-Advisers
	Fund Assets Managed
Investment Sub-Adviser	(%)	($ Million)	Investment Strategy
Brown Brothers Harriman & Co.	8.3	49.6	Securitized Assets
Nomura Corporate Research and Asset Management Inc.	9.8	59.0	High Yield
PineBridge Investments LLC	10.7	64.3	Investment Grade Credit
PGIM, Inc.	35.4	212.0	Investment Grade Core
Teachers Advisors, LLC	35.7	214.0	Investment Grade Core

Note: Due to rounding and Fund level cash, Fund Assets % column does not add up to 100%.
PFM Multi-Manager Fixed-Income Fund Profile
Sector Diversification	%
Asset-Backed Securities	14.7
Bank Loans	0.3
Commercial Mortgage-Backed Securities	12.0
Corporate Bonds	42.6
Foreign Corporate Bonds	5.1
Foreign Government Agencies	0.5
Foreign Government Obligations	0.8
Municipal Bonds	2.6
Supranational Bonds	1.5
U.S. Government Agencies	12.5
U.S. Government Obligations	5.9
Cash Equivalents and Other	1.5
Total	100.0
Credit Quality Diversification	%
AAA	21.2
AA	9.1
A	18.0
BBB	20.1
BB	5.4
B	4.4
Below B	1.0
Cash & Not Rated	3.1
Cash Equivalents and Other	1.5
Treasury/Agency	16.2
Total	100.0

Note: Amounts above represent the lowest rating assigned in the instance of multiple ratings from different rating agencies. The Treasury/Agency category includes unrated instruments issued by the U.S. government or its agencies or instrumentalities.

PFM Multi-Manager Fixed-Income Fund Performance Summary
Implementation of the investment strategy began on May 16, 2018. All assets were held in cash equivalents in the interim between inception (December 29, 2017) and implementation. Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain the performance of the Fund as of the most recent completed calendar month, please visit www.pfm.com/multiassetfunds. The returns assume reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.
6   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Cumulative Performance: December 29, 2017(1) through September 30, 2019
Initial Investment of  $10,000
	Average Annual Total Returns
Performance as of 9/30/2018	One Year	Since Inception(1)
PFM Multi-Manager Fixed-Income Fund	9.17%	5.88%
Bloomberg Barclays U.S. Aggregate Index(2)	10.30%	4.86%

(1)
Commencement of operations occurred on December 29, 2017

(2)
The Bloomberg Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related, corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). To be included issues must have at least one year until final maturity and a minimum par amount outstanding that varies based on sector. For each index, Bloomberg maintains two universes of securities: the Returns (Backward) and the Projected (Forward) Universes. The composition of the Returns Universe is rebalanced at each month-end and represents the fixed set of bonds on which index returns are calculated for the next month. The Projected Universe is a forward-looking projection that changes daily to reflect issues dropping out of and entering the index but is not used for return calculations. On the last business day of the month (the rebalancing date), the composition of the latest Projected Universe becomes the Returns Universe for the following month. As of September 30, 2019, the index consisted of 10,904 constituents.

PFM Multi-Manager Series Trust Annual Report | September 30, 2019   7

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund

Investments	Shares	Value
COMMON STOCKS – 97.0%
COMMUNICATION SERVICES – 8.9%
Activision Blizzard, Inc.	12,800	$677,376
Alphabet, Inc., Class A(a)	7,946	9,703,178
Alphabet, Inc., Class C(a)	5,260	6,411,940
Altice USA, Inc., Class A(a)	6,100	174,948
AMC Entertainment Holdings, Inc., Class A	600	6,420
AMC Networks, Inc., Class A(a)	900	44,244
AT&T, Inc.	216,593	8,195,879
ATN International, Inc.	100	5,837
Bandwidth, Inc., Class A(a)	500	32,555
Boingo Wireless, Inc.(a)	400	4,440
Cable One, Inc.	100	125,470
Care.com, Inc.(a)	5,500	57,475
Cargurus, Inc.(a)	700	21,665
Cars.com, Inc.(a)	1,500	13,470
CBS Corp., Class B, NVDR	5,900	238,183
Central European Media Enterprises Ltd., Class A(a)	900	4,046
CenturyLink, Inc.	19,800	247,104
Charter Communications, Inc., Class A(a)	2,760	1,137,451
Cincinnati Bell, Inc.(a)	563	2,854
Cinemark Holdings, Inc.	1,800	69,552
Cogent Communications Holdings, Inc.	6,300	347,130
Comcast Corp., Class A	78,100	3,520,748
Consolidated Communications Holdings, Inc.	700	3,332
Discovery, Inc., Class A(a)	2,600	69,238
Discovery, Inc., Class C(a)	5,200	128,024
DISH Network Corp., Class A(a)	3,535	120,437
Electronic Arts, Inc.(a)	46,900	4,587,758
Emerald Expositions Events, Inc.	200	1,946
Entercom Communications Corp., Class A	1,500	5,010
Entravision Communications Corp., Class A	800	2,544
Eros International PLC(a)	400	764
EW Scripps Co. (The), Class A	700	9,296
Facebook, Inc., Class A(a)	51,125	9,104,340
Fox Corp., Class A	5,433	171,330
Fox Corp., Class B(a)	3,000	94,620
Frontier Communications Corp.(a)	900	780
Gannett Co., Inc.	1,300	13,962
GCI Liberty, Inc., Class A(a)	2,000	124,140
Investments	Shares	Value
COMMON STOCKS – (continued)
COMMUNICATION SERVICES – (continued)
Glu Mobile, Inc.(a)	6,800	$33,932
Gogo, Inc.(a)	6,300	37,989
Gray Television, Inc.(a)	2,100	34,272
IAC/InterActiveCorp(a)	1,200	261,564
IMAX Corp.(a)	600	13,170
Intelsat S.A.(a)	745	16,986
Interpublic Group of Cos., Inc. (The)	5,700	122,892
Iridium Communications, Inc.(a)	2,100	44,688
John Wiley & Sons, Inc., Class A	9,950	437,203
Liberty Broadband Corp., Class A(a)	600	62,712
Liberty Broadband Corp., Class C(a)	2,000	209,340
Liberty Latin America Ltd., Class A(a)	600	10,242
Liberty Latin America Ltd., Class C(a)	1,600	27,352
Liberty Media Corp.-Liberty Braves, Class C(a)	400	11,100
Liberty Media Corp.-Liberty Formula One, Class A(a)	300	11,877
Liberty Media Corp.-Liberty Formula One, Class C(a)	3,700	153,883
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,500	62,355
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	3,000	125,880
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	7,528
Lions Gate Entertainment Corp., Class A(a)	600	5,550
Lions Gate Entertainment Corp., Class B(a)	1,200	10,488
Live Nation Entertainment, Inc.(a)	2,100	139,314
Loral Space & Communications, Inc.(a)	100	4,140
Madison Square Garden Co. (The), Class A(a)	680	179,194
Marchex, Inc., Class B(a)	6,300	19,782
Marcus Corp. (The)	200	7,402
Match Group, Inc.	1,100	78,584
Meet Group, Inc. (The)(a)	300	983
Meredith Corp.	800	29,328
MSG Networks, Inc., Class A(a)	700	11,354
National CineMedia, Inc.	700	5,740

See Notes to Financial Statements.
8   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
COMMUNICATION SERVICES – (continued)
Netflix, Inc.(a)	7,260	$1,942,921
New Media Investment Group, Inc.	600	5,286
New York Times Co. (The), Class A	2,400	68,352
News Corp., Class A	6,900	96,048
News Corp., Class B	3,200	45,744
Nexstar Media Group, Inc., Class A	800	81,848
Omnicom Group, Inc.	4,000	313,200
ORBCOMM, Inc.(a)	800	3,808
QuinStreet, Inc.(a)	400	5,036
Reading International, Inc., Class A(a)	200	2,392
Rosetta Stone, Inc.(a)	200	3,480
Scholastic Corp.	6,890	260,166
Shenandoah Telecommunications Co.	1,000	31,770
Sinclair Broadcast Group, Inc., Class A	1,400	59,836
Sirius XM Holdings, Inc.	29,944	187,300
Spotify Technology S.A.(a)	2,100	239,400
Sprint Corp.(a)	12,000	74,040
T-Mobile US, Inc.(a)	5,600	441,112
Take-Two Interactive Software, Inc.(a)	2,000	250,680
TechTarget, Inc.(a)	200	4,505
TEGNA, Inc.	4,200	65,226
Telephone & Data Systems, Inc.	1,900	49,020
Tribune Publishing Co.	200	1,716
TripAdvisor, Inc.(a)	2,000	77,360
TrueCar, Inc.(a)	9,800	33,320
Twitter, Inc.(a)	13,200	543,840
United States Cellular Corp.(a)	200	7,516
Verizon Communications, Inc.	71,700	4,327,812
Viacom, Inc., Class A	100	2,626
Viacom, Inc., Class B	5,600	134,568
Vonage Holdings Corp.(a)	3,900	44,070
Walt Disney Co. (The)	56,843	7,407,780
World Wrestling Entertainment, Inc., Class A	800	56,920
Yelp, Inc.(a)	3,000	104,250
Zayo Group Holdings, Inc.(a)	4,300	145,770
Zillow Group, Inc., Class A(a)	1,000	29,545
Zillow Group, Inc., Class C(a)	2,400	71,568
Zynga, Inc., Class A(a)	14,700	85,554
Total Communication Services		64,961,695

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – 9.0%
1-800-Flowers.com, Inc., Class A(a)	300	$4,439
Aaron’s, Inc.	1,400	89,964
Abercrombie & Fitch Co., Class A	800	12,480
Acushnet Holdings Corp.	400	10,560
Adient PLC	1,600	36,736
Adtalem Global Education, Inc.(a)	1,100	41,899
Advance Auto Parts, Inc.	6,250	1,033,750
Amazon.com, Inc.(a)	7,130	12,377,038
America’s Car-Mart, Inc.(a)	100	9,170
American Axle & Manufacturing Holdings, Inc.(a)	25,600	210,432
American Eagle Outfitters, Inc.	3,000	48,660
American Outdoor Brands Corp.(a)	600	3,510
American Public Education, Inc.(a)	3,880	86,679
Aptiv PLC	4,300	375,906
Aramark	4,600	200,468
Asbury Automotive Group, Inc.(a)	500	51,165
Ascena Retail Group, Inc.(a)	2,000	528
At Home Group, Inc.(a)	600	5,772
AutoNation, Inc.(a)	1,200	60,840
AutoZone, Inc.(a)	440	477,233
Beazer Homes USA, Inc.(a)	400	5,960
Bed Bath & Beyond, Inc.	2,900	30,856
Best Buy Co., Inc.	3,800	262,162
Big Lots, Inc.	500	12,250
BJ’s Restaurants, Inc.	200	7,768
Bloomin’ Brands, Inc.	8,700	164,691
Booking Holdings, Inc.(a)	750	1,471,957
Boot Barn Holdings, Inc.(a)	200	6,980
BorgWarner, Inc.	3,100	113,708
Boyd Gaming Corp.	1,900	45,505
Bright Horizons Family Solutions, Inc.(a)	1,100	167,750
Brinker International, Inc.	1,000	42,670
Brunswick Corp.	1,700	88,604
Buckle, Inc. (The)	300	6,180
Burlington Stores, Inc.(a)	1,100	219,802
Caesars Entertainment Corp.(a)	11,100	129,426
Caleres, Inc.	500	11,705
Callaway Golf Co.	2,400	46,584
Camping World Holdings, Inc., Class A	400	3,560

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   9

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Capri Holdings Ltd.(a)	2,700	$89,532
Career Education Corp.(a)	800	12,712
CarMax, Inc.(a)	3,100	272,800
Carnival Corp.	6,700	292,857
Carriage Services, Inc.	200	4,088
Carrols Restaurant Group, Inc.(a)	400	3,316
Carter’s, Inc.	800	72,968
Carvana Co.(a)	700	46,200
Cato Corp. (The), Class A	300	5,283
Cavco Industries, Inc.(a)	100	19,209
Century Communities, Inc.(a)	200	6,126
Cheesecake Factory, Inc. (The)	900	37,512
Chegg, Inc.(a)	2,200	65,890
Chico’s FAS, Inc.	1,500	6,045
Children’s Place, Inc. (The)	200	15,398
Chipotle Mexican Grill, Inc.(a)	500	420,235
Choice Hotels International, Inc.	700	62,272
Churchill Downs, Inc.	600	74,073
Chuy’s Holdings, Inc.(a)	2,300	56,948
Citi Trends, Inc.	200	3,660
Columbia Sportswear Co.	600	58,134
Conn’s, Inc.(a)	200	4,972
Cooper Tire & Rubber Co.	1,100	28,732
Cooper-Standard Holdings, Inc.(a)	4,500	183,960
Core-Mark Holding Co., Inc.	6,140	197,186
Cracker Barrel Old Country Store, Inc.	300	48,795
Crocs, Inc.(a)	1,500	41,640
Culp, Inc.	100	1,630
Dana, Inc.	3,200	46,208
Darden Restaurants, Inc.	2,200	260,084
Dave & Buster’s Entertainment, Inc.	900	35,055
Deckers Outdoor Corp.(a)	600	88,416
Del Taco Restaurants, Inc.(a)	400	4,090
Denny’s Corp.(a)	700	15,936
Designer Brands, Inc., Class A	1,500	25,680
Dick’s Sporting Goods, Inc.	1,600	65,296
Dillard’s, Inc., Class A	200	13,222
Dine Brands Global, Inc.	400	30,344
Dollar General Corp.	4,500	715,230
Dollar Tree, Inc.(a)	39,325	4,489,342
Domino’s Pizza, Inc.	800	195,672
Dorman Products, Inc.(a)	600	47,724
DR Horton, Inc.	6,100	321,531
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Drive Shack, Inc.(a)	700	$3,017
Dunkin’ Brands Group, Inc.	1,500	119,040
eBay, Inc.	14,600	569,108
Eldorado Resorts, Inc.(a)	1,300	51,831
Ethan Allen Interiors, Inc.	300	5,730
Etsy, Inc.(a)	2,100	118,650
Everi Holdings, Inc.(a)	700	5,922
Expedia Group, Inc.	2,296	308,605
Express, Inc.(a)	900	3,096
Extended Stay America, Inc., (Unit)	3,300	48,312
Fiesta Restaurant Group, Inc.(a)	5,600	58,352
Five Below, Inc.(a)	1,000	126,100
Flexsteel Industries, Inc.	100	1,482
Floor & Decor Holdings, Inc., Class A(a)	800	40,920
Foot Locker, Inc.	1,600	69,056
Ford Motor Co.	66,200	606,392
Fossil Group, Inc.(a)	500	6,255
Fox Factory Holding Corp.(a)	700	43,568
frontdoor, Inc.(a)	2,200	106,854
G-III Apparel Group Ltd.(a)	1,100	28,347
GameStop Corp., Class A	2,500	13,800
Gap, Inc. (The)	4,200	72,912
Garmin Ltd.	2,600	220,194
General Motors Co.	22,600	847,048
Genesco, Inc.(a)	1,300	52,026
Gentex Corp.	4,900	134,921
Gentherm, Inc.(a)	400	16,434
Genuine Parts Co.	2,400	239,016
Golden Entertainment, Inc.(a)	200	2,658
Goodyear Tire & Rubber Co. (The)	4,300	61,941
GoPro, Inc., Class A(a)	5,100	26,444
Graham Holdings Co., Class B	70	46,442
Grand Canyon Education, Inc.(a)	800	78,560
Green Brick Partners, Inc.(a)	300	3,210
Group 1 Automotive, Inc.	3,800	350,778
Groupon, Inc.(a)	6,300	16,758
GrubHub, Inc.(a)	1,700	95,557
Guess?, Inc.	700	12,971
H&R Block, Inc.	3,800	89,756
Hanesbrands, Inc.	6,700	102,644
Harley-Davidson, Inc.	2,800	100,716
Hasbro, Inc.	2,100	249,249
Haverty Furniture Cos., Inc.	200	4,054

See Notes to Financial Statements.
10   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Helen of Troy Ltd.(a)	500	$78,830
Hibbett Sports, Inc.(a)	200	4,580
Hilton Grand Vacations, Inc.(a)	2,000	64,000
Hilton Worldwide Holdings, Inc.	5,000	465,550
Home Depot, Inc. (The)	37,330	8,661,307
Hooker Furniture Corp.	100	2,144
Houghton Mifflin Harcourt Co.(a)	1,200	6,396
Hudson Ltd., Class A(a)	500	6,135
Hyatt Hotels Corp., Class A	700	51,569
Installed Building Products, Inc.(a)	200	11,468
International Game Technology PLC	2,500	35,525
International Speedway Corp., Class A	300	13,503
iRobot Corp.(a)	500	30,835
Jack in the Box, Inc.	600	54,672
JC Penney Co., Inc.(a)	3,600	3,200
Johnson Outdoors, Inc., Class A	100	5,856
K12, Inc.(a)	400	10,560
KB Home	1,900	64,600
Kohl’s Corp.	2,900	144,014
Kontoor Brands, Inc. (a)	785	27,554
L Brands, Inc.	4,000	78,360
La-Z-Boy, Inc.	1,100	36,949
Lands’ End, Inc.(a)	200	2,269
Las Vegas Sands Corp.	6,000	346,560
Laureate Education, Inc., Class A(a)	2,200	36,465
LCI Industries	500	45,925
Lear Corp.	1,200	141,480
Leggett & Platt, Inc.	2,400	98,256
Lennar Corp., Class A	5,000	279,250
Lennar Corp., Class B	200	8,874
LGI Homes, Inc.(a)	200	16,664
Lithia Motors, Inc., Class A	300	39,714
LKQ Corp.(a)	5,700	179,265
Lowe’s Cos., Inc.	13,700	1,506,452
Lululemon Athletica, Inc.(a)	2,100	404,313
Lumber Liquidators Holdings, Inc.(a)	300	2,961
M/I Homes, Inc.(a)	300	11,295
Macy’s, Inc.	5,800	90,132
Malibu Boats, Inc., Class A(a)	200	6,136
MarineMax, Inc.(a)	200	3,096
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Marriott International, Inc., Class A	4,800	$596,976
Marriott Vacations Worldwide Corp.	630	65,274
MasterCraft Boat Holdings, Inc.(a)	200	2,985
Mattel, Inc.(a)	4,700	53,533
McDonald’s Corp.	13,200	2,834,172
MDC Holdings, Inc.	1,340	57,754
Meritage Homes Corp.(a)	900	63,315
MGM Resorts International	9,100	252,252
Michaels Cos., Inc. (The)(a)	1,300	12,727
Modine Manufacturing Co.(a)	600	6,822
Mohawk Industries, Inc.(a)	1,100	136,477
Monarch Casino & Resort, Inc.(a)	100	4,169
Monro, Inc.	700	55,307
Motorcar Parts of America, Inc.(a)	200	3,380
Movado Group, Inc.	200	4,972
Murphy USA, Inc.(a)	600	51,180
National Vision Holdings, Inc.(a)	1,000	24,070
Nautilus, Inc.(a)	13,800	18,630
Newell Brands, Inc.	6,300	117,936
NIKE, Inc., Class B	21,300	2,000,496
Nordstrom, Inc.	2,000	67,340
Norwegian Cruise Line Holdings Ltd.(a)	3,900	201,903
NVR, Inc.(a)	50	185,867
O’Reilly Automotive, Inc.(a)	1,360	541,974
Office Depot, Inc.	13,400	23,517
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,000	58,640
Overstock.com, Inc.(a)	200	2,118
Oxford Industries, Inc.	200	14,340
Papa John’s International, Inc.	300	15,705
Party City Holdco, Inc.(a)	400	2,284
Penn National Gaming, Inc.(a)	2,252	41,944
Penske Automotive Group, Inc.	800	37,824
PetMed Express, Inc.	200	3,604
Planet Fitness, Inc., Class A(a)	1,600	92,592
PlayAGS, Inc.(a)	2,100	21,588
Polaris, Inc.	1,100	96,811
Pool Corp.	600	121,020
Potbelly Corp.(a)	300	1,308
PulteGroup, Inc.	4,300	157,165
PVH Corp.	1,100	97,053

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   11

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Quotient Technology, Inc.(a)	900	$7,038
Qurate Retail, Inc., Series A(a)	7,200	74,268
Ralph Lauren Corp.	1,000	95,470
RCI Hospitality Holdings, Inc.	100	2,068
Red Robin Gourmet Burgers, Inc.(a)	100	3,326
Red Rock Resorts, Inc., Class A	1,500	30,458
Regis Corp.(a)	6,877	139,053
Rent-A-Center, Inc.	8,100	208,899
RH(a)	400	68,332
Roku, Inc.(a)	1,500	152,640
Ross Stores, Inc.	6,200	681,070
Royal Caribbean Cruises Ltd.	2,800	303,324
Ruth’s Hospitality Group, Inc.	4,500	91,867
Sally Beauty Holdings, Inc.(a)	23,050	343,214
Scientific Games Corp., Class A(a)	1,300	26,455
SeaWorld Entertainment, Inc.(a)	800	21,056
Service Corp. International	3,300	157,773
ServiceMaster Global Holdings, Inc.(a)	2,100	117,390
Shake Shack, Inc., Class A(a)	300	29,412
Shutterstock, Inc.(a)	200	7,224
Signet Jewelers Ltd.	1,200	20,112
Six Flags Entertainment Corp.	1,200	60,948
Skechers U.S.A., Inc., Class A(a)	2,400	89,640
Skyline Champion Corp.(a)	900	27,081
Sleep Number Corp.(a)	400	16,528
Sonic Automotive, Inc., Class A	300	9,423
Sotheby’s(a)	400	22,792
Stamps.com, Inc.(a)	300	22,335
Standard Motor Products, Inc.	200	9,710
Starbucks Corp.	21,000	1,856,820
Steven Madden Ltd.	1,650	59,053
Stoneridge, Inc.(a)	300	9,291
Strategic Education, Inc.	387	52,586
Sturm Ruger & Co., Inc.	200	8,352
Tailored Brands, Inc.	600	2,640
Tapestry, Inc.	5,100	132,855
Target Corp.	9,000	962,190
Taylor Morrison Home Corp.(a)	2,600	67,444
Tempur Sealy International, Inc.(a)	900	69,480
Tenneco, Inc., Class A	1,100	13,772
Tesla, Inc.(a)	2,510	604,584
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER DISCRETIONARY – (continued)
Texas Roadhouse, Inc.	1,200	$63,024
Thor Industries, Inc.	900	50,976
Tiffany & Co.	1,900	175,997
Tile Shop Holdings, Inc.	500	1,595
TJX Cos., Inc. (The)	21,200	1,181,688
Toll Brothers, Inc.	2,300	94,415
TopBuild Corp.(a)	800	77,144
Tractor Supply Co.	8,650	782,306
TRI Pointe Group, Inc.(a)	3,100	46,624
Tupperware Brands Corp.	600	9,522
Ulta Salon Cosmetics & Fragrance, Inc.(a)	3,330	834,664
Under Armour, Inc., Class A(a)	3,100	61,814
Under Armour, Inc., Class C(a)	3,200	58,016
Unifi, Inc.(a)	200	4,384
Universal Electronics, Inc.(a)	200	10,180
Urban Outfitters, Inc.(a)	1,400	39,326
Vail Resorts, Inc.	700	159,292
VF Corp.	5,500	489,445
Vista Outdoor, Inc.(a)	24,900	154,131
Visteon Corp.(a)	700	57,778
Wayfair, Inc., Class A(a)	1,000	112,120
Wendy’s Co. (The)	3,300	65,934
Weyco Group, Inc.	100	2,261
Whirlpool Corp.	1,100	174,196
William Lyon Homes, Class A(a)	400	8,144
Williams-Sonoma, Inc.	1,400	95,172
Wingstop, Inc.	600	52,368
Winnebago Industries, Inc.	400	15,340
Wolverine World Wide, Inc.	1,700	48,042
WW International, Inc.(a)	700	26,474
Wyndham Destinations, Inc.	1,800	82,836
Wyndham Hotels & Resorts, Inc.	1,700	87,958
Wynn Resorts Ltd.	1,600	173,952
Yum China Holdings, Inc.	6,000	272,580
Yum! Brands, Inc.	5,200	589,836
ZAGG, Inc.(a)	300	1,881
Zumiez, Inc.(a)	200	6,335
Total Consumer Discretionary		65,689,537
CONSUMER STAPLES – 6.4%
Altria Group, Inc.	32,300	1,321,070
Andersons, Inc. (The)	300	6,729
Archer-Daniels-Midland Co.	9,400	386,058
B&G Foods, Inc.	800	15,128
Beyond Meat, Inc.(a)	300	44,586

See Notes to Financial Statements.
12   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
BJ’s Wholesale Club Holdings, Inc.(a)	1,600	$41,392
Boston Beer Co., Inc. (The), Class A(a)	200	72,816
Brown-Forman Corp., Class A	1,000	59,750
Brown-Forman Corp., Class B	14,730	924,749
Bunge Ltd.	2,100	118,902
Cal-Maine Foods, Inc.	58,297	2,329,257
Calavo Growers, Inc.	200	19,036
Campbell Soup Co.	13,100	614,652
Casey’s General Stores, Inc.	600	96,696
Central Garden & Pet Co.(a)	100	2,923
Central Garden & Pet Co., Class A(a)	1,000	27,725
Chefs’ Warehouse, Inc. (The)(a)	200	8,064
Church & Dwight Co., Inc.	4,400	331,056
Clorox Co. (The)	2,100	318,927
Coca-Cola Co. (The)	66,500	3,620,260
Coca-Cola Consolidated, Inc.	780	237,019
Colgate-Palmolive Co.	14,600	1,073,246
Conagra Brands, Inc.	8,498	260,719
Constellation Brands, Inc., Class A	2,700	559,656
Costco Wholesale Corp.	7,600	2,189,636
Coty, Inc., Class A	5,045	53,023
Darling Ingredients, Inc.(a)	3,200	61,216
Dean Foods Co.	1,000	1,160
Diageo PLC, ADR	7,191	1,175,872
Edgewell Personal Care Co.(a)	1,100	35,739
elf Beauty, Inc.(a)	200	3,502
Energizer Holdings, Inc.	1,000	43,580
Estee Lauder Cos., Inc. (The), Class A	3,600	716,220
Flowers Foods, Inc.	18,370	424,898
Fresh Del Monte Produce, Inc.	400	13,644
Freshpet, Inc.(a)	300	14,931
General Mills, Inc.	10,000	551,200
Hain Celestial Group, Inc. (The)(a)	1,200	25,770
Henkel AG & Co. KGaA, ADR	47,634	1,088,675
Herbalife Nutrition Ltd.(a)	1,900	71,934
Hershey Co. (The)	2,500	387,475
Hormel Foods Corp.	18,150	793,699
Hostess Brands, Inc.(a)	2,400	33,564
Ingles Markets, Inc., Class A	200	7,772
Ingredion, Inc.	1,200	98,088
Inter Parfums, Inc.	200	13,994
J&J Snack Foods Corp.	300	57,600
Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
JM Smucker Co. (The)	8,750	$962,675
John B Sanfilippo & Son, Inc.	1,300	125,580
Kellogg Co.	4,500	289,575
Keurig Dr Pepper, Inc.	3,300	90,156
Kimberly-Clark Corp.	5,800	823,890
Kraft Heinz Co. (The)	10,800	301,698
Kroger Co. (The)	13,200	340,296
Lamb Weston Holdings, Inc.	12,850	934,452
Lancaster Colony Corp.	300	41,595
Landec Corp.(a)	300	3,261
Lifevantage Corp.(a)	900	12,330
McCormick & Co., Inc., NVDR	4,300	672,090
Medifast, Inc.	1,640	169,953
MGP Ingredients, Inc.	300	14,904
Molson Coors Brewing Co., Class B	12,100	695,750
Mondelez International, Inc., Class A	24,400	1,349,808
Monster Beverage Corp.(a)	6,700	389,002
National Beverage Corp.	100	4,436
Nu Skin Enterprises, Inc., Class A	900	38,277
Oil-Dri Corp. of America	100	3,406
PepsiCo, Inc.	24,300	3,331,530
Performance Food Group Co.(a)	1,800	82,818
Pernod Ricard S.A., ADR	9,609	342,176
Philip Morris International, Inc.	26,700	2,027,331
Pilgrim’s Pride Corp.(a)	600	19,227
Post Holdings, Inc.(a)	1,100	116,424
PriceSmart, Inc.	300	21,330
Primo Water Corp.(a)	300	3,684
Procter & Gamble Co. (The)	42,700	5,311,026
Rite Aid Corp.(a)	615	4,274
Sanderson Farms, Inc.	15,527	2,349,701
Seaboard Corp.	3	13,125
Simply Good Foods Co. (The)(a)	900	26,091
SpartanNash Co.	400	4,732
Spectrum Brands Holdings, Inc.	923	48,634
Sprouts Farmers Market, Inc.(a)	2,500	48,350
Sysco Corp.	10,874	863,396
Tootsie Roll Industries, Inc.	206	7,651
TreeHouse Foods, Inc.(a)	9,250	512,913
Tyson Foods, Inc., Class A	4,900	422,086
United Natural Foods, Inc.(a)	600	6,912

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   13

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
Universal Corp.	300	$16,443
US Foods Holding Corp.(a)	4,100	168,510
USANA Health Sciences, Inc.(a)	300	20,517
Vector Group Ltd.	1,213	14,444
Walgreens Boots Alliance, Inc.	13,800	763,278
Walmart, Inc.	24,100	2,860,188
WD-40 Co.	200	36,708
Weis Markets, Inc.	100	3,814
Total Consumer Staples		47,064,055
ENERGY – 3.7%
Abraxas Petroleum Corp.(a)	1,800	914
Antero Midstream Corp.	5,000	37,000
Antero Resources Corp.(a)	3,900	11,778
Apache Corp.	6,300	161,280
Apergy Corp.(a)	1,500	40,575
Arch Coal, Inc., Class A	1,500	111,300
Archrock, Inc.	1,500	14,955
Ardmore Shipping Corp.(a)	400	2,676
Baker Hughes a GE Co.	11,500	266,800
Bonanza Creek Energy, Inc.(a)	200	4,478
C&J Energy Services, Inc.(a)	11,400	122,322
Cabot Oil & Gas Corp.	6,900	121,233
Cactus, Inc., Class A(a)	900	26,046
California Resources Corp.(a)	500	5,100
Callon Petroleum Co.(a)	4,100	17,794
Cameco Corp.	236,550	2,247,225
Carrizo Oil & Gas, Inc.(a)	1,900	16,312
Centennial Resource Development, Inc., Class A(a)	2,600	11,739
Cheniere Energy, Inc.(a)	3,800	239,628
Chesapeake Energy Corp.(a)	18,501	26,086
Chevron Corp.	32,800	3,890,080
Cimarex Energy Co.	1,546	74,115
Clean Energy Fuels Corp.(a)	1,600	3,304
CNX Resources Corp.(a)	4,100	29,766
Concho Resources, Inc.	3,268	221,897
ConocoPhillips	19,500	1,111,110
CONSOL Energy, Inc.(a)	300	4,689
Continental Resources, Inc.(a)	1,700	52,343
Covia Holdings Corp.(a)	360	727
CVR Energy, Inc.	200	8,806
Delek US Holdings, Inc.	1,400	50,820
Denbury Resources, Inc.(a)	9,100	10,829
Devon Energy Corp.	7,300	175,638
DHT Holdings, Inc.	1,000	6,150
Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Diamond Offshore Drilling, Inc.(a)	700	$3,892
Diamondback Energy, Inc.	2,637	237,093
DMC Global, Inc.	200	8,796
Dril-Quip, Inc.(a)	900	45,162
EOG Resources, Inc.	10,100	749,622
EQT Corp.	4,600	48,944
Equitrans Midstream Corp.	4,180	60,819
Exterran Corp.(a)	400	5,224
Extraction Oil & Gas, Inc.(a)	1,400	4,116
Exxon Mobil Corp.	73,300	5,175,713
Forum Energy Technologies, Inc.(a)	900	1,395
Frank’s International N.V.(a)	600	2,850
FTS International, Inc.(a)	300	672
GasLog Ltd.	500	6,425
Golar LNG Ltd.	2,000	25,980
Green Plains, Inc.	400	4,238
Gulf Island Fabrication, Inc.(a)	800	4,280
Gulfport Energy Corp.(a)	4,100	11,111
Halliburton Co.	14,700	277,095
Helix Energy Solutions Group, Inc.(a)	1,600	12,896
Helmerich & Payne, Inc.	1,800	72,126
Hess Corp.	4,900	296,352
HighPoint Resources Corp.(a)	1,100	1,749
HollyFrontier Corp.	2,300	123,372
International Seaways, Inc.(a)	300	5,778
Jagged Peak Energy, Inc.(a)	700	5,082
Keane Group, Inc.(a)	600	3,636
Kinder Morgan, Inc.	33,100	682,191
KLX Energy Services Holdings, Inc.(a)	360	3,112
Kosmos Energy Ltd.	528,700	3,299,088
Laredo Petroleum, Inc.(a)	1,900	4,579
Liberty Oilfield Services, Inc., Class A	1,300	14,079
Mammoth Energy Services, Inc.	100	248
Marathon Oil Corp.	13,000	159,510
Marathon Petroleum Corp.	11,379	691,274
Matador Resources Co.(a)	1,800	29,754
Matrix Service Co.(a)	300	5,142
McDermott International, Inc.(a)	3,100	6,262
Murphy Oil Corp.	2,200	48,642
Nabors Industries Ltd.	4,000	7,480
National Oilwell Varco, Inc.	6,700	142,040

See Notes to Financial Statements.
14   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Newpark Resources, Inc.(a)	1,000	$7,620
Nine Energy Service, Inc.(a)	100	617
Noble Corp. PLC(a)	2,800	3,556
Noble Energy, Inc.	7,800	175,188
Nordic American Tankers Ltd.	1,600	3,456
Northern Oil and Gas, Inc.(a)	6,400	12,544
Oasis Petroleum, Inc.(a)	5,000	17,300
Occidental Petroleum Corp.	15,664	696,578
Oceaneering International, Inc.(a)	2,000	27,100
Oil States International, Inc.(a)	1,300	17,290
ONEOK, Inc.	6,900	508,461
Panhandle Oil and Gas, Inc., Class A	200	2,796
Par Pacific Holdings, Inc.(a)	11,600	265,176
Parsley Energy, Inc., Class A	4,400	73,920
Patterson-UTI Energy, Inc.	3,600	30,780
PBF Energy, Inc., Class A	2,400	65,256
PDC Energy, Inc.(a)	1,100	30,525
Peabody Energy Corp.	1,800	26,496
Penn Virginia Corp.(a)	200	5,814
Phillips 66	7,900	808,960
Pioneer Natural Resources Co.	2,800	352,156
ProPetro Holding Corp.(a)	1,700	15,453
QEP Resources, Inc.	5,500	20,350
Range Resources Corp.	3,900	14,898
Renewable Energy Group, Inc.(a)	400	6,002
REX American Resources Corp.(a)	100	7,633
Ring Energy, Inc.(a)	600	984
RPC, Inc.	700	3,927
SandRidge Energy, Inc.(a)	400	1,880
Schlumberger Ltd.	24,100	823,497
Scorpio Tankers, Inc.	310	9,226
SEACOR Holdings, Inc.(a)	200	9,414
SEACOR Marine Holdings, Inc.(a)	200	2,514
Select Energy Services, Inc., Class A(a)	300	2,598
SemGroup Corp., Class A	1,900	31,046
Ship Finance International Ltd.	700	9,828
SM Energy Co.	2,100	20,349
Solaris Oilfield Infrastructure, Inc., Class A	200	2,684
Southwestern Energy Co.(a)	11,100	21,423
SRC Energy, Inc.(a)	2,800	13,048
Talos Energy, Inc.(a)	200	4,066
Investments	Shares	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Targa Resources Corp.	3,600	$144,612
Teekay Corp.	700	2,800
Tellurian, Inc.(a)	700	5,821
TETRA Technologies, Inc.(a)	1,300	2,613
Tidewater, Inc.(a)	700	10,577
Transocean Ltd.(a)	10,090	45,102
Unit Corp.(a)	600	2,028
US Silica Holdings, Inc.	900	8,604
Valero Energy Corp.	7,200	613,728
W&T Offshore, Inc.(a)	1,100	4,807
Whiting Petroleum Corp.(a)	1,300	10,439
Williams Cos., Inc. (The)	20,200	486,012
World Fuel Services Corp.	2,600	103,844
WPX Energy, Inc.(a)	7,200	76,248
Total Energy		27,082,978
FINANCIALS – 14.9%
1st Source Corp.	200	9,146
ACNB Corp.	100	3,430
Affiliated Managers Group, Inc.	900	75,015
Aflac, Inc.	12,700	664,464
AG Mortgage Investment Trust, Inc.	300	4,545
AGNC Investment Corp.	9,800	157,682
Alleghany Corp.(a)	260	207,418
Allegiance Bancshares, Inc.(a)	100	3,209
Allstate Corp. (The)	5,600	608,608
Ally Financial, Inc.	7,400	245,384
Ambac Financial Group, Inc.(a)	500	9,775
American Equity Investment Life Holding Co.	10,550	255,310
American Express Co.	11,900	1,407,532
American Financial Group, Inc.	1,400	150,990
American International Group, Inc.	15,100	841,070
American National Bankshares, Inc.	100	3,547
American National Insurance Co.	100	12,373
Ameriprise Financial, Inc.	2,300	338,330
Ameris Bancorp	1,240	49,898
AMERISAFE, Inc.	200	13,222
Annaly Capital Management, Inc.	26,186	230,437
Anworth Mortgage Asset Corp.	1,100	3,630
Aon PLC	4,100	793,637

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   15

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Apollo Commercial Real Estate Finance, Inc.	2,300	$44,091
Arch Capital Group Ltd.(a)	6,300	264,474
Ares Capital Corp.	123,900	2,308,876
Ares Commercial Real Estate Corp.	300	4,569
Ares Management Corp., Class A	1,600	42,896
Argo Group International Holdings Ltd.	700	49,168
Arlington Asset Investment Corp., Class A	300	1,647
ARMOUR Residential REIT, Inc.	500	8,375
Arrow Financial Corp.	106	3,542
Arthur J Gallagher & Co.	12,900	1,155,453
Artisan Partners Asset Management, Inc., Class A	500	14,120
Associated Banc-Corp	3,300	66,825
Assurant, Inc.	1,000	125,820
Assured Guaranty Ltd.	1,900	84,474
Athene Holding Ltd., Class A(a)	2,900	121,974
Atlantic Capital Bancshares, Inc.(a)	200	3,468
Atlantic Union Bankshares Corp.	1,550	57,730
AXA Equitable Holdings, Inc.	5,600	124,096
Axis Capital Holdings Ltd.	1,600	106,752
Axos Financial, Inc.(a)	1,300	35,945
B. Riley Financial, Inc.	200	4,724
Banc of California, Inc.	500	7,070
BancFirst Corp.	200	11,084
Banco Latinoamericano de Comercio Exterior S.A., Class E	300	5,982
Bancorp, Inc. (The)(a)	600	5,940
BancorpSouth Bank	2,100	62,181
Bank of America Corp.	145,900	4,255,903
Bank of Hawaii Corp.	800	68,744
Bank of Marin Bancorp	200	8,298
Bank of New York Mellon Corp. (The)	15,100	682,671
Bank of NT Butterfield & Son Ltd. (The)	1,000	29,640
Bank OZK	2,400	65,448
BankFinancial Corp.	200	2,380
BankUnited, Inc.	1,700	57,154
Bankwell Financial Group, Inc.	100	2,750
Banner Corp.	5,300	297,701
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Bar Harbor Bankshares	200	$4,986
BB&T Corp.	13,100	699,147
Berkshire Hathaway, Inc., Class B(a)	50,720	10,550,774
Berkshire Hills Bancorp, Inc.	500	14,645
BGC Partners, Inc., Class A	3,700	20,350
BlackRock, Inc.	2,040	909,106
Blackstone Mortgage Trust, Inc., Class A	2,200	78,870
Blucora, Inc.(a)	500	10,820
BOK Financial Corp.	568	44,957
Boston Private Financial Holdings, Inc.	1,000	11,655
Bridge Bancorp, Inc.	200	5,912
Brighthouse Financial, Inc.(a)	2,000	80,940
Brightsphere Investment Group, Inc. (a)	900	8,919
Brookline Bancorp, Inc.	900	13,257
Brown & Brown, Inc.	4,300	155,058
Bryn Mawr Bank Corp.	200	7,302
Byline Bancorp, Inc.(a)	200	3,576
Cadence BanCorp	2,508	43,990
Camden National Corp.	200	8,664
Cannae Holdings, Inc.(a)	1,600	43,952
Capital One Financial Corp.	7,900	718,742
Capitol Federal Financial, Inc.	2,900	39,962
Capstead Mortgage Corp.	1,100	8,085
Carolina Financial Corp.	200	7,108
Cathay General Bancorp	1,400	48,629
Cboe Global Markets, Inc.	2,000	229,820
CBTX, Inc.	600	16,728
CenterState Bank Corp.	2,065	49,529
Central Pacific Financial Corp.	300	8,520
Charles Schwab Corp. (The)	144,667	6,051,421
Chimera Investment Corp.	3,400	66,504
Chubb Ltd.	10,115	1,632,966
Cincinnati Financial Corp.	2,500	291,675
CIT Group, Inc.	1,800	81,558
Citigroup, Inc.	62,750	4,334,770
Citizens Financial Group, Inc.	7,400	261,738
Citizens, Inc.(a)	500	3,435
City Holding Co.	200	15,250
CME Group, Inc.	6,100	1,289,174
CNA Financial Corp.	300	14,775
CNB Financial Corp.	200	5,740
CNO Financial Group, Inc.	3,000	47,490
Codorus Valley Bancorp, Inc.	105	2,442
Cohen & Steers, Inc.	200	10,986

See Notes to Financial Statements.
16   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Colony Credit Real Estate, Inc.	1,200	$17,352
Columbia Banking System, Inc.	1,400	51,660
Columbia Financial, Inc.(a)	700	11,053
Comerica, Inc.	2,500	164,975
Commerce Bancshares, Inc.	7,820	474,283
Community Bank System, Inc.	1,000	61,690
Community Trust Bancorp, Inc.	200	8,516
ConnectOne Bancorp, Inc.	300	6,660
Cowen, Inc., Class A(a)	300	4,617
Credit Acceptance Corp.(a)	200	92,262
Cullen/Frost Bankers, Inc.	10,580	936,859
Customers Bancorp, Inc.(a)	300	6,222
CVB Financial Corp.	2,300	48,001
Diamond Hill Investment Group, Inc.	100	13,813
Dime Community Bancshares, Inc.	400	8,564
Discover Financial Services	5,500	445,995
Donnelley Financial Solutions, Inc.(a)	400	4,928
Dynex Capital, Inc.	200	2,956
E*TRADE Financial Corp.	3,800	166,022
Eagle Bancorp, Inc.	800	35,696
East West Bancorp, Inc.	2,700	119,583
Eaton Vance Corp.	2,200	98,846
eHealth, Inc.(a)	200	13,358
Employers Holdings, Inc.	3,700	161,246
Encore Capital Group, Inc.(a)	300	9,998
Enova International, Inc.(a)	4,500	93,375
Enstar Group Ltd.(a)	200	37,984
Enterprise Bancorp, Inc.	100	2,998
Enterprise Financial Services Corp.	300	12,225
Equity Bancshares, Inc., Class A(a)	100	2,681
Erie Indemnity Co., Class A	500	92,825
Essent Group Ltd.	1,600	76,272
Evans Bancorp, Inc.	100	3,740
Evercore, Inc., Class A	700	56,070
Everest Re Group Ltd.	7,390	1,966,405
Exantas Capital Corp.	300	3,411
EZCORP, Inc., Class A(a)	600	3,873
FactSet Research Systems, Inc.	600	145,782
Farmers & Merchants Bancorp, Inc.	100	2,596
Farmers National Banc Corp.	300	4,344
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
FB Financial Corp.	100	$3,755
FBL Financial Group, Inc., Class A	100	5,951
Federal Agricultural Mortgage Corp., Class C	100	8,166
Federated Investors, Inc., Class B	1,900	61,579
FGL Holdings	2,000	15,960
Fidelity National Financial, Inc.	4,900	217,609
Fifth Third Bancorp	12,810	350,738
Financial Institutions, Inc.	200	6,036
First American Financial Corp.	2,100	123,921
First BanCorp	20,600	205,588
First Bancorp	300	10,770
First Bancshares, Inc. (The)	100	3,230
First Busey Corp.	500	12,640
First Citizens BancShares, Inc., Class A	160	75,448
First Commonwealth Financial Corp.	1,100	14,608
First Community Bankshares, Inc.	200	6,474
First Defiance Financial Corp.	200	5,793
First Financial Bancorp	1,800	44,055
First Financial Bankshares, Inc.	2,200	73,326
First Financial Corp.	100	4,347
First Foundation, Inc.	300	4,583
First Hawaiian, Inc.	2,600	69,420
First Horizon National Corp.	6,200	100,440
First Internet Bancorp	100	2,141
First Interstate BancSystem, Inc., Class A	800	32,192
First Merchants Corp.	900	33,872
First Mid Bancshares, Inc.	100	3,462
First Midwest Bancorp, Inc.	4,200	81,816
First of Long Island Corp. (The)	300	6,825
First Republic Bank	3,000	290,100
FirstCash, Inc.	700	64,169
Flagstar Bancorp, Inc.	800	29,880
Flushing Financial Corp.	300	6,062
FNB Corp.	5,400	62,262
Focus Financial Partners, Inc., Class A(a)	600	14,280
Franklin Financial Network, Inc.	100	3,021
Franklin Resources, Inc.	4,600	132,756
Fulton Financial Corp.	3,300	53,394

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   17

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
GAIN Capital Holdings, Inc.	400	$2,112
Genworth Financial, Inc., Class A(a)	11,000	48,400
German American Bancorp, Inc.	200	6,410
Glacier Bancorp, Inc.	1,700	68,782
Global Indemnity Ltd.	100	2,497
Globe Life, Inc.	1,800	172,368
Goldman Sachs Group, Inc. (The)	5,700	1,181,211
Granite Point Mortgage Trust, Inc.	500	9,370
Great Southern Bancorp, Inc.	100	5,695
Great Western Bancorp, Inc.	1,300	42,900
Green Dot Corp., Class A(a)	800	20,200
Greenhill & Co., Inc.	300	3,936
Greenlight Capital Re Ltd., Class A(a)	300	3,150
Guaranty Bancshares, Inc.	100	3,059
Hallmark Financial Services, Inc.(a)	2,700	51,651
Hamilton Lane, Inc., Class A	200	11,392
Hancock Whitney Corp.	1,500	57,443
Hanmi Financial Corp.	400	7,512
Hanover Insurance Group, Inc. (The)	700	94,878
Harborone Bancorp, Inc.(a)	359	3,613
Hartford Financial Services Group, Inc. (The)	6,400	387,904
HCI Group, Inc.	2,700	113,508
Health Insurance Innovations, Inc., Class A(a)	100	2,493
Heartland Financial USA, Inc.	700	31,318
Heritage Commerce Corp.	400	4,702
Heritage Financial Corp.	900	24,264
Heritage Insurance Holdings, Inc.	200	2,990
Hilltop Holdings, Inc.	800	19,112
Home Bancorp, Inc.	100	3,899
Home BancShares, Inc.	3,000	56,385
HomeStreet, Inc.(a)	7,430	202,988
HomeTrust Bancshares, Inc.	200	5,214
Hope Bancorp, Inc.	2,800	40,152
Horace Mann Educators Corp.	1,200	55,596
Horizon Bancorp, Inc.	450	7,812
Houlihan Lokey, Inc.	800	36,080
Huntington Bancshares, Inc.	18,900	269,703
IBERIABANK Corp.	900	67,986
Independence Holding Co.	100	3,859
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Independent Bank Corp.	669	$49,941
Independent Bank Corp.	200	4,263
Independent Bank Group, Inc.	735	38,668
Interactive Brokers Group, Inc., Class A	1,500	80,670
Intercontinental Exchange, Inc.	9,700	895,019
International Bancshares Corp.	1,100	42,482
INTL. FCStone, Inc.(a)	200	8,212
Invesco Ltd.	6,000	101,640
Invesco Mortgage Capital, Inc.	2,500	38,275
Investors Bancorp, Inc.	4,900	55,664
James River Group Holdings Ltd.	1,100	56,364
Janus Henderson Group PLC	3,400	76,364
Jefferies Financial Group, Inc.	3,900	71,760
JPMorgan Chase & Co.	55,000	6,472,950
Kearny Financial Corp.	1,200	15,648
Kemper Corp.	923	71,948
KeyCorp	16,700	297,928
Kinsale Capital Group, Inc.	500	51,655
KKR Real Estate Finance Trust, Inc.	200	3,906
Ladder Capital Corp.	2,107	36,388
Ladenburg Thalmann Financial Services, Inc.	1,200	2,844
Lakeland Bancorp, Inc.	500	7,715
Lakeland Financial Corp.	300	13,194
Lazard Ltd., Class A	1,900	66,500
LegacyTexas Financial Group, Inc.	1,100	47,883
Legg Mason, Inc.	1,800	68,742
LendingClub Corp.(a)	740	9,679
LendingTree, Inc.(a)	100	31,043
Lincoln National Corp.	3,800	229,216
Live Oak Bancshares, Inc.	300	5,430
Loews Corp.	5,000	257,400
LPL Financial Holdings, Inc.	1,600	131,040
M&T Bank Corp.	2,300	363,331
Macatawa Bank Corp.	300	3,117
Markel Corp.(a)	250	295,475
MarketAxess Holdings, Inc.	600	196,500
Marsh & McLennan Cos., Inc.	8,700	870,435
MBIA, Inc.(a)	1,000	9,230
Mercantile Bank Corp.	200	6,560
Mercury General Corp.	600	33,528
Meridian Bancorp, Inc.	500	9,375
Meta Financial Group, Inc.	300	9,783

See Notes to Financial Statements.
18   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
MetLife, Inc.	56,391	$2,659,400
MFA Financial, Inc.	7,000	51,520
MGIC Investment Corp.	6,300	79,254
Midland States Bancorp, Inc.	200	5,210
MidWestOne Financial Group, Inc.	100	3,052
Moelis & Co., Class A	900	29,565
Moody’s Corp.	7,050	1,444,051
Morgan Stanley	20,900	891,803
Morningstar, Inc.	1,800	263,052
Mr. Cooper Group, Inc.(a)	2,102	22,323
MSCI, Inc.	1,400	304,850
MutualFirst Financial, Inc.	100	3,152
Nasdaq, Inc.	1,900	188,765
National Bank Holdings Corp., Class A	6,400	218,816
National Bankshares, Inc.	100	4,005
National General Holdings Corp.	1,400	32,228
National Western Life Group, Inc., Class A	100	26,837
Navient Corp.	5,000	64,000
NBT Bancorp, Inc.	5,270	192,829
Nelnet, Inc., Class A	200	12,720
New Residential Investment Corp.	5,800	90,944
New York Community Bancorp, Inc.	9,000	112,950
New York Mortgage Trust, Inc.	1,300	7,917
Nicolet Bankshares, Inc.(a)	100	6,657
NMI Holdings, Inc., Class A(a)	12,000	315,120
Northern Trust Corp.	37,151	3,466,931
Northfield Bancorp, Inc.	500	8,030
Northrim BanCorp, Inc.	100	3,967
Northwest Bancshares, Inc.	2,100	34,419
Norwood Financial Corp.	100	3,161
OceanFirst Financial Corp.	500	11,800
Ocwen Financial Corp.(a)	1,200	2,256
OFG Bancorp	500	10,950
Old Line Bancshares, Inc.	100	2,901
Old National Bancorp	3,100	53,336
Old Republic International Corp.	4,800	113,136
Old Second Bancorp, Inc.	300	3,666
On Deck Capital, Inc.(a)	600	2,016
OneMain Holdings, Inc.	1,400	51,352
Opus Bank	5,600	121,912
Orchid Island Capital, Inc.	600	3,450
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Origin Bancorp, Inc.	600	$20,244
Oritani Financial Corp.	500	8,848
Pacific Premier Bancorp, Inc.	1,000	31,190
PacWest Bancorp	2,400	87,216
Park National Corp.	200	18,962
PCSB Financial Corp.	200	3,998
Peapack Gladstone Financial Corp.	200	5,606
Penns Woods Bancorp, Inc.	100	4,625
PennyMac Financial Services, Inc.(a)	200	6,076
PennyMac Mortgage Investment Trust	700	15,561
People’s United Financial, Inc.	7,145	111,712
People’s Utah Bancorp	200	5,658
Peoples Bancorp of North Carolina, Inc.	100	2,971
Peoples Bancorp, Inc.	200	6,362
Peoples Financial Services Corp.	100	4,529
Pinnacle Financial Partners, Inc.	1,400	79,450
Piper Jaffray Cos.	1,790	135,109
PJT Partners, Inc., Class A	200	8,140
PNC Financial Services Group, Inc. (The)	7,800	1,093,248
Popular, Inc.	1,700	91,936
PRA Group, Inc.(a)	500	16,895
Preferred Bank	2,000	104,760
Primerica, Inc.	600	76,338
Principal Financial Group, Inc.	4,500	257,130
ProAssurance Corp.	1,000	40,270
Progressive Corp. (The)	9,900	764,775
Prosperity Bancshares, Inc.	7,700	543,851
Provident Financial Services, Inc.	1,400	34,342
Prudential Financial, Inc.	7,000	629,650
QCR Holdings, Inc.	100	3,798
Radian Group, Inc.	4,100	93,644
Raymond James Financial, Inc.	6,755	557,017
Ready Capital Corp.	200	3,184
Redwood Trust, Inc.	900	14,769
Regional Management Corp.(a)	100	2,816
Regions Financial Corp.	16,200	256,284
Reinsurance Group of America, Inc.	20,539	3,283,775
RenaissanceRe Holdings Ltd.	700	135,415
Renasant Corp.	1,000	35,010

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   19

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Republic Bancorp, Inc., Class A	100	$4,345
Republic First Bancorp, Inc.(a)	600	2,520
RLI Corp.	800	74,328
S&P Global, Inc.	4,200	1,028,916
S&T Bancorp, Inc.	400	14,612
Safety Insurance Group, Inc.	200	20,266
Sandy Spring Bancorp, Inc.	400	13,484
Santander Consumer USA Holdings, Inc.	1,700	43,367
Seacoast Banking Corp. of Florida(a)	500	12,655
SEI Investments Co.	1,900	112,584
Selective Insurance Group, Inc.	1,800	135,342
ServisFirst Bancshares, Inc.	1,000	33,150
Sierra Bancorp	200	5,312
Signature Bank	800	95,376
Simmons First National Corp., Class A	1,300	32,370
SLM Corp.	5,800	51,185
South State Corp.	700	52,710
Southern First Bancshares, Inc.(a)	100	3,985
Southern Missouri Bancorp, Inc.	100	3,643
Southern National Bancorp of Virginia, Inc.	200	3,078
Southside Bancshares, Inc.	300	10,233
Starwood Property Trust, Inc.	4,800	116,256
State Auto Financial Corp.	200	6,478
State Street Corp.	6,300	372,897
Sterling Bancorp	4,300	86,258
Stewart Information Services Corp.	5,200	201,708
Stifel Financial Corp.	1,400	80,332
Stock Yards Bancorp, Inc.	200	7,338
SunTrust Banks, Inc.	7,600	522,880
SVB Financial Group(a)	2,680	559,986
Synchrony Financial	12,100	412,489
Synovus Financial Corp.	3,133	112,036
T Rowe Price Group, Inc.	3,900	445,575
TCF Financial Corp.	2,571	97,878
TD Ameritrade Holding Corp.	21,332	996,204
Territorial Bancorp, Inc.	100	2,858
Texas Capital Bancshares, Inc.(a)	900	49,185
TFS Financial Corp.	600	10,812
Third Point Reinsurance Ltd.(a)	1,100	10,989
Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Timberland Bancorp, Inc.	100	$2,750
Tompkins Financial Corp.	200	16,226
Towne Bank	1,600	44,488
TPG RE Finance Trust, Inc.	200	3,968
Travelers Cos., Inc. (The)	14,694	2,184,851
TriCo Bancshares	298	10,817
TriState Capital Holdings, Inc.(a)	300	6,312
Triumph Bancorp, Inc.(a)	200	6,378
Trupanion, Inc.(a)	300	7,626
TrustCo Bank Corp. NY	1,100	8,965
Trustmark Corp.	1,500	51,165
Two Harbors Investment Corp.	4,242	55,697
UMB Financial Corp.	18,530	1,196,667
Umpqua Holdings Corp.	4,400	72,424
United Bankshares, Inc.	1,700	64,379
United Community Banks, Inc.	9,600	272,160
United Community Financial Corp.	600	6,468
United Financial Bancorp, Inc.	600	8,178
United Fire Group, Inc.	200	9,396
United Insurance Holdings Corp.	5,100	71,349
Universal Insurance Holdings, Inc.	7,450	223,425
Univest Financial Corp.	300	7,653
Unum Group	109,151	3,243,968
US Bancorp	25,000	1,383,500
Valley National Bancorp	148,852	1,618,021
Veritex Holdings, Inc.	1,237	30,016
Virtu Financial, Inc., Class A	103,850	1,698,986
Virtus Investment Partners, Inc.	100	11,057
Voya Financial, Inc.	2,830	154,065
Waddell & Reed Financial, Inc., Class A	13,100	225,058
Walker & Dunlop, Inc.	600	33,558
Washington Federal, Inc.	1,800	66,582
Washington Trust Bancorp, Inc.	200	9,662
Waterstone Financial, Inc.	300	5,154
Webster Financial Corp.	1,200	56,244
Wells Fargo & Co.	69,500	3,505,580
WesBanco, Inc.	1,105	41,294
West Bancorporation, Inc.	200	4,348
Westamerica Bancorporation	600	37,308
Western Alliance Bancorp(a)	1,900	87,552
Western Asset Mortgage Capital Corp.	500	4,825

See Notes to Financial Statements.
20   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FINANCIALS – (continued)
Western New England Bancorp, Inc.	300	$2,859
Westwood Holdings Group, Inc.	100	2,767
White Mountains Insurance Group Ltd.	60	64,800
Willis Towers Watson PLC	2,200	424,534
Wintrust Financial Corp.	1,100	71,093
WisdomTree Investments, Inc.	1,300	6,793
World Acceptance Corp.(a)	780	99,458
WR Berkley Corp.	2,250	162,517
WSFS Financial Corp.	941	41,498
Zions Bancorp NA	2,800	124,656
Total Financials		109,129,440
HEALTH CARE – 13.9%
Abbott Laboratories	29,600	2,476,632
AbbVie, Inc.	69,650	5,273,898
Abeona Therapeutics, Inc.(a)	300	678
ABIOMED, Inc.(a)	770	136,975
Acadia Healthcare Co., Inc.(a)	1,500	46,620
ACADIA Pharmaceuticals, Inc.(a)	2,300	82,777
Accelerate Diagnostics, Inc.(a)	300	5,571
Acceleron Pharma, Inc.(a)	800	31,608
Accuray, Inc.(a)	1,000	2,770
Achillion Pharmaceuticals, Inc.(a)	1,600	5,760
Aclaris Therapeutics, Inc.(a)	300	324
Acorda Therapeutics, Inc.(a)	14,900	42,763
Adamas Pharmaceuticals, Inc.(a)	200	1,023
Addus HomeCare Corp.(a)	100	7,928
Aduro Biotech, Inc.(a)	500	530
Aerie Pharmaceuticals, Inc.(a)	900	17,298
Agenus, Inc.(a)	900	2,322
Agilent Technologies, Inc.	5,400	413,802
Agios Pharmaceuticals, Inc.(a)	900	29,160
Aimmune Therapeutics, Inc.(a)	400	8,376
Akcea Therapeutics, Inc.(a)	200	3,078
Akebia Therapeutics, Inc.(a)	874	3,426
Akorn, Inc.(a)	12,000	45,600
Alder Biopharmaceuticals, Inc.(a)	700	13,202
Alexion Pharmaceuticals, Inc.(a)	3,600	352,584
Align Technology, Inc.(a)	1,300	235,196
Alkermes PLC(a)	3,000	58,530
Allakos, Inc.(a)	500	39,315
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Allergan PLC	5,800	$976,082
Allogene Therapeutics, Inc.(a)	600	16,353
Allscripts Healthcare Solutions, Inc.(a)	10,900	119,682
Alnylam Pharmaceuticals, Inc.(a)	1,700	136,714
AMAG Pharmaceuticals, Inc.(a)	7,100	82,005
Amedisys, Inc.(a)	500	65,505
AmerisourceBergen Corp.	2,400	197,592
Amgen, Inc.	10,400	2,012,504
Amicus Therapeutics, Inc.(a)	3,300	26,466
AMN Healthcare Services, Inc.(a)	900	51,804
Amneal Pharmaceuticals, Inc.(a)	1,900	5,510
Amphastar Pharmaceuticals, Inc.(a)	9,200	182,436
AnaptysBio, Inc.(a)	500	17,495
AngioDynamics, Inc.(a)	400	7,368
ANI Pharmaceuticals, Inc.(a)	100	7,288
Anika Therapeutics, Inc.(a)	200	10,978
Antares Pharma, Inc.(a)	1,600	5,352
Anthem, Inc.	4,480	1,075,648
Apellis Pharmaceuticals, Inc.(a)	500	12,045
Applied Genetic Technologies Corp.(a)	4,300	17,888
Aptinyx, Inc.(a)	7,000	24,430
Aquestive Therapeutics, Inc.(a)	3,700	11,766
Arena Pharmaceuticals, Inc.(a)	1,100	50,347
Arrowhead Pharmaceuticals, Inc.(a)	1,200	33,816
Assembly Biosciences, Inc.(a)	200	1,966
Assertio Therapeutics, Inc.(a)	30,000	38,400
Atara Biotherapeutics, Inc.(a)	900	12,708
Athenex, Inc.(a)	600	7,299
AtriCure, Inc.(a)	400	9,976
Atrion Corp.	30	23,375
Audentes Therapeutics, Inc.(a)	700	19,663
Avanos Medical, Inc.(a)	900	33,714
Avantor, Inc.(a)	5,000	73,500
Axogen, Inc.(a)	300	3,744
Baxter International, Inc.	12,599	1,102,035
Becton Dickinson and Co.	6,147	1,554,945
Bio-Rad Laboratories, Inc., Class A(a)	400	133,096
Bio-Techne Corp.	4,500	880,515
BioCryst Pharmaceuticals, Inc.(a)	4,900	14,039
Biogen, Inc.(a)	3,370	784,603

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   21

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	$16,688
BioMarin Pharmaceutical, Inc.(a)	2,900	195,460
BioSpecifics Technologies Corp.(a)	100	5,352
BioTelemetry, Inc.(a)	700	28,511
Bluebird Bio, Inc.(a)	1,000	91,820
Blueprint Medicines Corp.(a)	900	66,123
Boston Scientific Corp.(a)	23,700	964,353
Bristol-Myers Squibb Co.	28,000	1,419,880
Brookdale Senior Living, Inc.(a)	2,100	15,918
Bruker Corp.	1,800	79,074
Cambrex Corp.(a)	400	23,800
Cantel Medical Corp.	7,740	578,952
Cara Therapeutics, Inc.(a)	300	5,484
Cardinal Health, Inc.	5,300	250,107
Cardiovascular Systems, Inc.(a)	4,060	192,931
CareDx, Inc.(a)	1,100	24,871
Castlight Health, Inc., Class B(a)	19,100	26,931
Catalent, Inc.(a)	14,050	669,623
Catalyst Pharmaceuticals, Inc.(a)	1,000	5,310
Celgene Corp.(a)	12,000	1,191,600
Centene Corp.(a)	6,800	294,168
Cerner Corp.	10,976	748,234
Cerus Corp.(a)	1,500	7,733
Charles River Laboratories International, Inc.(a)	900	119,133
Chemed Corp.	300	125,271
ChemoCentryx, Inc.(a)	300	2,034
Chimerix, Inc.(a)	5,200	12,220
Cigna Corp.	6,439	977,376
Clovis Oncology, Inc.(a)	1,300	5,109
Codexis, Inc.(a)	500	6,858
Coherus Biosciences, Inc.(a)	500	10,130
Collegium Pharmaceutical, Inc.(a)	300	3,444
Community Health Systems, Inc.(a)	1,100	3,960
Computer Programs & Systems, Inc.	3,400	76,874
Concert Pharmaceuticals, Inc.(a)	200	1,176
CONMED Corp.	600	57,690
Cooper Cos., Inc. (The)	2,950	876,150
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Corbus Pharmaceuticals Holdings, Inc.(a)	600	$2,922
Corcept Therapeutics, Inc.(a)	1,000	14,135
CorVel Corp.(a)	100	7,570
Covetrus, Inc.(a)	1,000	11,890
Cross Country Healthcare, Inc.(a)	8,400	86,520
CryoLife, Inc.(a)	400	10,860
Cutera, Inc.(a)	3,400	99,382
CVS Health Corp.	22,689	1,430,995
Cyclerion Therapeutics, Inc.(a)	260	3,151
Cymabay Therapeutics, Inc.(a)	800	4,096
Cytokinetics, Inc.(a)	500	5,690
CytomX Therapeutics, Inc.(a)	300	2,214
Danaher Corp.	11,000	1,588,730
DaVita, Inc.(a)	1,900	108,433
Denali Therapeutics, Inc.(a)	1,300	19,916
DENTSPLY SIRONA, Inc.	75,903	4,046,389
Dermira, Inc.(a)	400	2,556
DexCom, Inc.(a)	1,600	238,784
Dicerna Pharmaceuticals, Inc.(a)	1,500	21,540
Diplomat Pharmacy, Inc.(a)	2,800	13,720
Dynavax Technologies Corp.(a)	700	2,503
Eagle Pharmaceuticals, Inc.(a)	500	28,285
Editas Medicine, Inc.(a)	1,300	29,562
Edwards Lifesciences Corp.(a)	7,650	1,682,311
Elanco Animal Health, Inc.(a)	6,660	177,089
Eli Lilly & Co.	15,033	1,681,140
Emergent BioSolutions, Inc.(a)	900	47,052
Enanta Pharmaceuticals, Inc.(a)	2,020	121,362
Encompass Health Corp.	1,900	120,232
Endo International PLC(a)	24,600	78,966
Ensign Group, Inc. (The)	1,100	52,173
Envista Holdings Corp.(a)	15,784	440,058
Enzo Biochem, Inc.(a)	500	1,800
Epizyme, Inc.(a)	600	6,189
Esperion Therapeutics, Inc.(a)	200	7,332
Evolent Health, Inc., Class A(a)	700	5,033
Exact Sciences Corp.(a)	2,200	198,814
Exelixis, Inc.(a)	5,500	97,268
Fate Therapeutics, Inc.(a)	600	9,318
FibroGen, Inc.(a)	1,600	59,168
Five Prime Therapeutics, Inc.(a)	400	1,550
Flexion Therapeutics, Inc.(a)	400	5,482
G1 Therapeutics, Inc.(a)	200	4,556
GenMark Diagnostics, Inc.(a)	600	3,636

See Notes to Financial Statements.
22   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Genomic Health, Inc.(a)	500	$33,910
Geron Corp.(a)	1,700	2,261
Gilead Sciences, Inc.	21,800	1,381,684
Glaukos Corp.(a)	700	43,757
Global Blood Therapeutics, Inc.(a)	1,000	48,520
Globus Medical, Inc., Class A(a)	21,461	1,097,086
Guardant Health, Inc.(a)	700	44,681
Haemonetics Corp.(a)	1,000	126,140
Halozyme Therapeutics, Inc.(a)	2,800	43,428
HCA Healthcare, Inc.	4,600	553,932
HealthEquity, Inc.(a)	900	51,431
HealthStream, Inc.(a)	4,100	106,149
Henry Schein, Inc.(a)	2,800	177,800
Heron Therapeutics, Inc.(a)	1,200	22,200
Heska Corp.(a)	100	7,087
Hill-Rom Holdings, Inc.	1,000	105,230
HMS Holdings Corp.(a)	1,800	62,037
Hologic, Inc.(a)	4,300	217,107
Horizon Therapeutics PLC(a)	3,100	84,413
Humana, Inc.	2,330	595,711
ICU Medical, Inc.(a)	14,122	2,253,871
IDEXX Laboratories, Inc.(a)	1,400	380,702
Illumina, Inc.(a)	2,480	754,466
ImmunoGen, Inc.(a)	3,600	8,712
Immunomedics, Inc.(a)	3,000	39,780
Incyte Corp.(a)	2,900	215,267
Infinity Pharmaceuticals, Inc.(a)	700	721
Innoviva, Inc.(a)	900	9,486
Inogen, Inc.(a)	300	14,373
Inovalon Holdings, Inc., Class A(a)	700	11,473
Inovio Pharmaceuticals, Inc.(a)	900	1,845
Insmed, Inc.(a)	1,700	29,988
Inspire Medical Systems, Inc.(a)	500	30,510
Insulet Corp.(a)	1,100	181,423
Integer Holdings Corp.(a)	700	52,892
Integra LifeSciences Holdings Corp.(a)	16,050	964,123
Intellia Therapeutics, Inc.(a)	200	2,670
Intercept Pharmaceuticals, Inc.(a)	400	26,544
Intersect ENT, Inc.(a)	300	5,103
Intra-Cellular Therapies, Inc.(a)	1,800	13,446
Intrexon Corp.(a)	700	4,004
Intuitive Surgical, Inc.(a)	2,010	1,085,259
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Invacare Corp.	400	$3,000
Invitae Corp.(a)	1,600	30,832
Ionis Pharmaceuticals, Inc.(a)	1,900	113,829
Iovance Biotherapeutics, Inc.(a)	2,600	47,320
IQVIA Holdings, Inc.(a)	3,200	478,016
iRhythm Technologies, Inc.(a)	500	37,055
Ironwood Pharmaceuticals, Inc.(a)	2,600	22,321
Jazz Pharmaceuticals PLC(a)	1,100	140,954
Johnson & Johnson	69,825	9,033,958
Jounce Therapeutics, Inc.(a)	200	666
Kala Pharmaceuticals, Inc.(a)	200	761
Karyopharm Therapeutics, Inc.(a)	400	3,848
Kindred Biosciences, Inc.(a)	300	2,055
Kura Oncology, Inc.(a)	200	3,034
La Jolla Pharmaceutical Co.(a)	200	1,760
Laboratory Corp. of America Holdings(a)	5,150	865,200
Lannett Co., Inc.(a)	3,600	40,320
Lantheus Holdings, Inc.(a)	300	7,520
LeMaitre Vascular, Inc.	200	6,836
Lexicon Pharmaceuticals, Inc.(a)	500	1,505
LHC Group, Inc.(a)	600	68,136
Ligand Pharmaceuticals, Inc.(a)	200	19,908
LivaNova PLC(a)	900	66,411
Luminex Corp.	500	10,325
MacroGenics, Inc.(a)	400	5,104
Madrigal Pharmaceuticals, Inc.(a)	100	8,622
Magellan Health, Inc.(a)	4,170	258,957
Mallinckrodt PLC(a)	1,100	2,651
Masimo Corp.(a)	3,600	535,644
McKesson Corp.	3,200	437,312
Medicines Co. (The)(a)	1,500	75,000
MediciNova, Inc.(a)	400	3,182
Medidata Solutions, Inc.(a)	8,931	817,187
MEDNAX, Inc.(a)	1,600	36,192
Medpace Holdings, Inc.(a)	600	50,424
Medtronic PLC	26,351	2,862,246
MEI Pharma, Inc.(a)	7,300	12,264
Menlo Therapeutics, Inc.(a)	4,100	18,368
Merck & Co., Inc.	44,700	3,762,846
Meridian Bioscience, Inc.	500	4,745
Merit Medical Systems, Inc.(a)	1,000	30,460
Mesa Laboratories, Inc.	100	23,777

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   23

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Mettler-Toledo International, Inc.(a)	430	$302,892
Mirati Therapeutics, Inc.(a)	300	23,373
Moderna, Inc.(a)	4,400	70,048
Molina Healthcare, Inc.(a)	1,260	138,247
Momenta Pharmaceuticals, Inc.(a)	900	11,664
Mylan N.V.(a)	8,000	158,240
MyoKardia, Inc.(a)	400	20,860
Myriad Genetics, Inc.(a)	1,200	34,356
NanoString Technologies, Inc.(a)	800	17,272
Natera, Inc.(a)	400	13,120
National HealthCare Corp.	100	8,185
National Research Corp.	100	5,775
Natus Medical, Inc.(a)	300	9,552
Nektar Therapeutics(a)	3,000	54,645
Neogen Corp.(a)	800	54,488
NeoGenomics, Inc.(a)	2,100	40,152
Neurocrine Biosciences, Inc.(a)	1,700	153,187
Nevro Corp.(a)	700	60,179
NextGen Healthcare, Inc.(a)	600	9,402
Novavax, Inc.(a)	180	904
Novocure Ltd.(a)	1,300	97,214
NuVasive, Inc.(a)	1,000	63,380
Omeros Corp.(a)	500	8,165
Omnicell, Inc.(a)	800	57,816
OPKO Health, Inc.(a)	3,800	7,942
Option Care Health, Inc.(a)	1,300	4,160
OraSure Technologies, Inc.(a)	11,000	82,170
Orthofix Medical, Inc.(a)	3,800	201,476
Owens & Minor, Inc.	14,500	84,245
Pacific Biosciences of California, Inc.(a)	1,300	6,708
Pacira BioSciences, Inc.(a)	500	19,035
Paratek Pharmaceuticals, Inc.(a)	300	1,296
Patterson Cos., Inc.	1,700	30,294
PDL BioPharma, Inc.(a)	1,700	3,672
Penumbra, Inc.(a)	600	80,694
PerkinElmer, Inc.	1,700	144,789
Perrigo Co. PLC	1,800	100,602
Pfizer, Inc.	96,500	3,467,245
Phibro Animal Health Corp., Class A	200	4,266
Portola Pharmaceuticals, Inc.(a)	1,400	37,548
PRA Health Sciences, Inc.(a)	1,100	109,153
Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Premier, Inc., Class A(a)	1,100	$31,812
Prestige Consumer Healthcare, Inc.(a)	600	20,814
Progenics Pharmaceuticals, Inc.(a)	800	4,044
Prothena Corp. PLC(a)	400	3,136
Providence Service Corp. (The)(a)	100	5,946
PTC Therapeutics, Inc.(a)	1,100	37,202
Puma Biotechnology, Inc.(a)	300	3,230
QIAGEN N.V.(a)	3,300	108,801
Quest Diagnostics, Inc.	2,500	267,575
Quidel Corp.(a)	500	30,675
R1 RCM, Inc.(a)	1,100	9,823
Radius Health, Inc.(a)	400	10,300
RadNet, Inc.(a)	400	5,744
Reata Pharmaceuticals, Inc., Class A(a)	400	32,116
Regeneron Pharmaceuticals, Inc.(a)	1,430	396,682
REGENXBIO, Inc.(a)	700	24,920
Repligen Corp.(a)	800	61,352
ResMed, Inc.	2,500	337,775
Retrophin, Inc.(a)	1,200	13,908
Revance Therapeutics, Inc.(a)	300	3,900
Rigel Pharmaceuticals, Inc.(a)	1,700	3,179
Sage Therapeutics, Inc.(a)	900	126,261
Sangamo Therapeutics, Inc.(a)	1,000	9,050
Sarepta Therapeutics, Inc.(a)	1,300	97,916
Seattle Genetics, Inc.(a)	2,200	187,880
Select Medical Holdings Corp.(a)	2,400	39,768
Sientra, Inc.(a)	200	1,296
Smith & Nephew PLC, ADR	30,295	1,458,098
Spark Therapeutics, Inc.(a)	700	67,886
Spectrum Pharmaceuticals, Inc.(a)	2,000	16,590
STAAR Surgical Co.(a)	1,000	25,780
Stemline Therapeutics, Inc.(a)	300	3,123
STERIS PLC	1,500	216,735
Stryker Corp.	5,900	1,276,170
Supernus Pharmaceuticals, Inc.(a)	1,100	30,228
Surgery Partners, Inc.(a)	200	1,477
Surmodics, Inc.(a)	1,800	82,332
Syneos Health, Inc.(a)	1,100	58,531
Tabula Rasa HealthCare, Inc.(a)	400	21,976
Tactile Systems Technology, Inc.(a)	500	21,160

See Notes to Financial Statements.
24   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HEALTH CARE – (continued)
Tandem Diabetes Care, Inc.(a)	1,100	$64,878
Teladoc Health, Inc.(a)	1,300	88,036
Teleflex, Inc.	780	265,005
Tenet Healthcare Corp.(a)	1,600	35,392
TG Therapeutics, Inc.(a)	600	3,369
TherapeuticsMD, Inc.(a)	1,900	6,897
Theravance Biopharma, Inc.(a)	500	9,740
Thermo Fisher Scientific, Inc.	15,615	4,548,181
Tivity Health, Inc.(a)	464	7,716
TransEnterix, Inc.(a)	4,900	3,037
Triple-S Management Corp., Class B(a)	315	4,221
Ultragenyx Pharmaceutical, Inc.(a)	700	29,946
United Therapeutics Corp.(a)	600	47,850
UnitedHealth Group, Inc.	27,210	5,913,277
Universal Health Services, Inc., Class B	6,615	983,981
US Physical Therapy, Inc.	300	39,165
Vanda Pharmaceuticals, Inc.(a)	500	6,640
Varex Imaging Corp.(a)	5,740	163,820
Varian Medical Systems, Inc.(a)	11,932	1,420,982
Veeva Systems, Inc., Class A(a)	6,150	939,043
Veracyte, Inc.(a)	1,100	26,400
Vericel Corp.(a)	1,400	21,196
Vertex Pharmaceuticals, Inc.(a)	4,300	728,506
Viking Therapeutics, Inc.(a)	1,500	10,320
Vocera Communications, Inc.(a)	300	7,395
Voyager Therapeutics, Inc.(a)	200	3,442
Waters Corp.(a)	5,750	1,283,572
WaVe Life Sciences Ltd.(a)	100	2,053
WellCare Health Plans, Inc.(a)	800	207,336
West Pharmaceutical Services, Inc.	4,150	588,553
Wright Medical Group N.V.(a)	2,100	43,323
Xencor, Inc.(a)	900	30,357
Zimmer Biomet Holdings, Inc.	3,400	466,718
ZIOPHARM Oncology, Inc.(a)	1,500	6,420
Zoetis, Inc.	8,300	1,034,097
Zogenix, Inc.(a)	900	36,036
Total Health Care		101,811,393
INDUSTRIALS – 11.7%
3M Co.	30,391	4,996,280
AAON, Inc.	400	18,376
AAR Corp.	400	16,484
ABB Ltd., ADR	58,567	1,152,013
ABM Industries, Inc.	1,400	50,848
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
ACCO Brands Corp.	1,200	$11,844
Actuant Corp., Class A	700	15,358
Acuity Brands, Inc.	700	94,353
ADT, Inc.	1,200	7,524
Advanced Disposal Services, Inc.(a)	1,600	52,112
Advanced Drainage Systems, Inc.	400	12,908
AECOM(a)	3,600	135,216
Aegion Corp.(a)	6,300	134,694
Aerojet Rocketdyne Holdings, Inc.(a)	1,500	75,765
Aerovironment, Inc.(a)	500	26,780
AGCO Corp.	3,700	280,090
Air Lease Corp.	1,600	66,912
Air Transport Services Group, Inc.(a)	700	14,714
Aircastle Ltd.	500	11,215
Alamo Group, Inc.	100	11,772
Alaska Air Group, Inc.	2,300	149,293
Albany International Corp., Class A	600	54,096
Allegiant Travel Co.	1,570	234,966
Allegion PLC	1,800	186,570
Allied Motion Technologies, Inc.	100	3,531
Allison Transmission Holdings, Inc.	2,200	103,510
Altra Industrial Motion Corp.	1,145	31,711
AMERCO	160	62,406
American Airlines Group, Inc.	6,500	175,305
American Woodmark Corp.(a)	200	17,782
AMETEK, Inc.	14,350	1,317,617
AO Smith Corp.	2,200	104,962
Apogee Enterprises, Inc.	6,650	259,283
Applied Industrial Technologies, Inc.	700	39,760
ArcBest Corp.	5,800	176,610
Arconic, Inc.	8,000	208,000
Arcosa, Inc.	733	25,076
Argan, Inc.	200	7,858
Armstrong World Industries, Inc.	800	77,360
ASGN, Inc.(a)	900	56,574
Astec Industries, Inc.	4,600	143,060
Astronics Corp.(a)	1,130	33,199
Atkore International Group, Inc.(a)	400	12,140

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   25

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Atlas Air Worldwide Holdings, Inc.(a)	300	$7,569
Atlas Copco AB, Class A, ADR	12,509	385,778
Avis Budget Group, Inc.(a)	1,400	39,564
Axon Enterprise, Inc.(a)	900	51,102
AZZ, Inc.	300	13,068
Barnes Group, Inc.	1,000	51,540
Barrett Business Services, Inc.	700	62,174
Beacon Roofing Supply, Inc.(a)	1,400	46,942
BMC Stock Holdings, Inc.(a)	700	18,326
Boeing Co. (The)	9,190	3,496,519
Brady Corp., Class A	1,000	53,050
Briggs & Stratton Corp.	12,000	72,720
Brink’s Co. (The)	800	66,360
Builders FirstSource, Inc.(a)	3,800	78,185
BWX Technologies, Inc.	1,900	108,699
Caesarstone Ltd.	300	4,983
CAI International, Inc.(a)	200	4,354
Carlisle Cos., Inc.	1,100	160,094
Casella Waste Systems, Inc., Class A(a)	900	38,646
Caterpillar, Inc.	9,800	1,237,838
CBIZ, Inc.(a)	600	14,100
CH Robinson Worldwide, Inc.	2,400	203,472
Chart Industries, Inc.(a)	600	37,416
Cimpress N.V.(a)	300	39,552
Cintas Corp.	1,400	375,340
CIRCOR International, Inc.(a)	200	7,510
Clean Harbors, Inc.(a)	1,000	77,200
Colfax Corp.(a)	1,700	49,402
Columbus McKinnon Corp.	300	10,929
Comfort Systems USA, Inc.	7,410	327,744
Continental Building Products, Inc.(a)	400	10,916
Copa Holdings S.A., Class A	700	69,125
Copart, Inc.(a)	3,600	289,188
Cornerstone Building Brands, Inc.(a)	500	3,025
Costamare, Inc.	600	3,642
CoStar Group, Inc.(a)	640	379,648
Covanta Holding Corp.	2,800	48,412
Covenant Transportation Group, Inc., Class A(a)	100	1,644
CRA International, Inc.	100	4,197
Crane Co.	900	72,567
CSW Industrials, Inc.	200	13,806
CSX Corp.	13,300	921,291
Cubic Corp.	300	21,129
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Cummins, Inc.	2,600	$422,942
Curtiss-Wright Corp.	600	77,622
Daseke, Inc.(a)	400	1,000
Deere & Co.	5,500	927,740
Delta Air Lines, Inc.	10,800	622,080
Deluxe Corp.	800	39,328
Donaldson Co., Inc.	2,200	114,576
Douglas Dynamics, Inc.	300	13,371
Dover Corp.	2,600	258,856
Ducommun, Inc.(a)	100	4,240
DXP Enterprises, Inc.(a)	200	6,944
Dycom Industries, Inc.(a)	400	20,420
Eastern Co. (The)	100	2,482
Eaton Corp. PLC	7,400	615,310
Echo Global Logistics, Inc.(a)	6,700	151,755
EMCOR Group, Inc.	1,100	94,732
Emerson Electric Co.	10,400	695,344
Encore Wire Corp.	600	33,768
Energous Corp.(a)	200	663
Energy Recovery, Inc.(a)	400	3,706
EnerSys	800	52,752
Ennis, Inc.	300	6,063
EnPro Industries, Inc.	500	34,325
Epiroc AB, ADR	71,247	768,043
Equifax, Inc.	2,000	281,340
ESCO Technologies, Inc.	600	47,736
Evoqua Water Technologies Corp.(a)	1,700	28,934
Expeditors International of Washington, Inc.	3,100	230,299
Exponent, Inc.	5,600	391,440
Fastenal Co.	9,200	300,564
Federal Signal Corp.	700	22,918
FedEx Corp.	4,300	625,951
Flowserve Corp.	2,400	112,104
Fluor Corp.	2,600	49,738
Forrester Research, Inc.	2,680	86,135
Fortive Corp.	19,239	1,319,026
Fortune Brands Home & Security, Inc.	2,500	136,750
Forward Air Corp.	4,600	293,112
Franklin Electric Co., Inc.	1,000	47,810
FTI Consulting, Inc.(a)	700	74,193
Gardner Denver Holdings, Inc.(a)	1,600	45,264
Gates Industrial Corp. PLC(a)	500	5,035
GATX Corp.	800	62,024
Generac Holdings, Inc.(a)	1,100	86,174

See Notes to Financial Statements.
26   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
General Dynamics Corp.	22,335	$4,081,275
General Electric Co.	147,300	1,316,862
Genesee & Wyoming, Inc., Class A(a)	1,000	110,510
Gibraltar Industries, Inc.(a)	5,740	263,696
GMS, Inc.(a)	400	11,488
Gorman-Rupp Co. (The)	200	6,958
Graco, Inc.	11,246	517,766
GrafTech International Ltd.	500	6,400
Granite Construction, Inc.	954	30,652
Great Lakes Dredge & Dock Corp.(a)	700	7,315
Greenbrier Cos., Inc. (The)	700	21,084
Griffon Corp.	300	6,291
H&E Equipment Services, Inc.	400	11,544
Harsco Corp.(a)	1,900	36,024
Hawaiian Holdings, Inc.	600	15,756
HD Supply Holdings, Inc.(a)	2,600	101,855
Healthcare Services Group, Inc.	1,100	26,719
Heartland Express, Inc.	500	10,755
HEICO Corp.	800	99,904
HEICO Corp., Class A	1,450	141,099
Heidrick & Struggles International, Inc.	200	5,460
Helios Technologies, Inc.	800	32,456
Herc Holdings, Inc.(a)	300	13,953
Heritage-Crystal Clean, Inc.(a)	200	5,300
Herman Miller, Inc.	1,300	59,917
Hertz Global Holdings, Inc.(a)	600	8,304
Hexcel Corp.	1,500	123,195
Hillenbrand, Inc.	1,300	40,144
HNI Corp.	1,000	35,500
Honeywell International, Inc.	12,500	2,115,000
Hub Group, Inc., Class A(a)	6,070	282,255
Hubbell, Inc.	800	105,120
Huntington Ingalls Industries, Inc.	800	169,432
Hurco Cos., Inc.	100	3,217
Huron Consulting Group, Inc.(a)	300	18,402
Hyster-Yale Materials Handling, Inc.	100	5,473
IAA, Inc.(a)	2,000	83,460
ICF International, Inc.	200	16,894
IDEX Corp.	5,600	917,728
IHS Markit Ltd.(a)	6,900	461,472
Illinois Tool Works, Inc.	5,600	876,344
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Ingersoll-Rand PLC	4,100	$505,161
InnerWorkings, Inc.(a)	500	2,215
Insperity, Inc.	2,290	225,840
Insteel Industries, Inc.	200	4,106
Interface, Inc.	700	10,108
ITT, Inc.	1,700	104,023
Jacobs Engineering Group, Inc.	2,400	219,600
JB Hunt Transport Services, Inc.	4,874	539,308
JELD-WEN Holding, Inc.(a)	800	15,432
JetBlue Airways Corp.(a)	5,900	98,825
John Bean Technologies Corp.	700	69,601
Johnson Controls International PLC	14,100	618,849
Kadant, Inc.	100	8,779
Kaman Corp.	600	35,676
Kansas City Southern	1,800	239,418
KAR Auction Services, Inc.	2,000	49,100
Kelly Services, Inc., Class A	300	7,266
Kennametal, Inc.	1,500	46,110
Kforce, Inc.	300	11,351
Kimball International, Inc., Class B	400	7,720
Kirby Corp.(a)	1,100	90,376
Knight-Swift Transportation Holdings, Inc.	66,725	2,422,117
Knoll, Inc.	600	15,210
Korn Ferry	5,690	219,862
Kratos Defense & Security Solutions, Inc.(a)	2,300	42,769
L3Harris Technologies, Inc.	3,820	797,005
Landstar System, Inc.	700	78,806
Lennox International, Inc.	600	145,782
Lincoln Electric Holdings, Inc.	1,200	104,112
Lindsay Corp.	20,601	1,912,803
Lockheed Martin Corp.	4,250	1,657,755
LSC Communications, Inc.	400	552
Lydall, Inc.(a)	200	4,982
Lyft, Inc., Class A(a)	800	32,672
Macquarie Infrastructure Corp.	1,500	59,205
Manitowoc Co., Inc. (The)(a)	2,300	28,750
ManpowerGroup, Inc.	1,100	92,664
Marten Transport Ltd.	400	8,312
Masco Corp.	4,500	187,560
Masonite International Corp.(a)	300	17,400
MasTec, Inc.(a)	1,200	77,916
Matson, Inc.	500	18,755

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   27

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Matthews International Corp., Class A	400	$14,156
Maxar Technologies, Inc.	800	6,080
McGrath RentCorp	300	20,877
Mercury Systems, Inc.(a)	1,000	81,170
Meritor, Inc.(a)	2,000	37,000
Middleby Corp. (The)(a)	1,000	116,900
Milacron Holdings Corp.(a)	800	13,336
Mistras Group, Inc.(a)	200	3,280
Mobile Mini, Inc.	1,000	36,860
Moog, Inc., Class A	3,100	251,472
MRC Global, Inc.(a)	1,000	12,130
MSA Safety, Inc.	600	65,466
MSC Industrial Direct Co., Inc., Class A	800	58,024
Mueller Industries, Inc.	1,300	37,284
Mueller Water Products, Inc., Class A	3,500	39,340
MYR Group, Inc.(a)	200	6,258
National Presto Industries, Inc.	100	8,909
Navigant Consulting, Inc.	500	13,975
Navistar International Corp.(a)	2,100	59,031
Nielsen Holdings PLC	5,700	121,125
NN, Inc.	300	2,139
Nordson Corp.	7,650	1,118,889
Norfolk Southern Corp.	4,600	826,436
Northrop Grumman Corp.	2,740	1,026,925
NOW, Inc.(a)	2,400	27,528
NV5 Global, Inc.(a)	100	6,827
nVent Electric PLC	2,800	61,712
Old Dominion Freight Line, Inc.	1,200	203,964
Oshkosh Corp.	1,200	90,960
Owens Corning	1,800	113,760
PACCAR, Inc.	5,700	399,057
Park Aerospace Corp.	200	3,512
Park-Ohio Holdings Corp.	100	2,986
Parker-Hannifin Corp.	2,200	397,342
Patrick Industries, Inc.(a)	300	12,864
Pentair PLC	2,700	102,060
PGT Innovations, Inc.(a)	600	10,362
PICO Holdings, Inc.(a)	300	3,027
Pitney Bowes, Inc.	2,100	9,597
Plug Power, Inc.(a)	2,600	6,838
Powell Industries, Inc.	100	3,915
Primoris Services Corp.	500	9,805
Proto Labs, Inc.(a)	600	61,260
Quad/Graphics, Inc.	400	4,204
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Quanex Building Products Corp.	400	$7,232
Quanta Services, Inc.	2,800	105,840
Raven Industries, Inc.	400	13,384
Raytheon Co.	16,900	3,315,611
RBC Bearings, Inc.(a)	400	66,364
Regal Beloit Corp.	800	58,280
Republic Services, Inc.	3,900	337,545
Resideo Technologies, Inc.(a)	1,916	27,495
Resources Connection, Inc.	300	5,097
REV Group, Inc.	2,000	22,860
Rexnord Corp.(a)	2,000	54,100
Robert Half International, Inc.	2,100	116,886
Rockwell Automation, Inc.	7,750	1,277,200
Rollins, Inc.	2,600	88,582
Roper Technologies, Inc.	5,895	2,102,157
RR Donnelley & Sons Co.	800	3,016
Rush Enterprises, Inc., Class A	700	27,006
Rush Enterprises, Inc., Class B	100	3,993
Ryder System, Inc.	1,000	51,770
Saia, Inc.(a)	2,400	224,880
Schneider Electric SE, ADR	66,621	1,160,538
Schneider National, Inc., Class B	500	10,860
Scorpio Bulkers, Inc.	700	4,256
Sensata Technologies Holding PLC(a)	2,400	120,144
Simpson Manufacturing Co., Inc.	800	55,496
SiteOne Landscape Supply, Inc.(a)	600	44,412
SkyWest, Inc.	1,000	57,400
Snap-on, Inc.	900	140,886
Southwest Airlines Co.	8,500	459,085
SP Plus Corp.(a)	200	7,400
Spartan Motors, Inc.	1,500	20,580
Spirit AeroSystems Holdings, Inc., Class A	1,600	131,584
Spirit Airlines, Inc.(a)	1,300	47,190
SPX Corp.(a)	9,100	364,091
SPX FLOW, Inc.(a)	500	19,730
Standex International Corp.	400	29,176
Stanley Black & Decker, Inc.	2,500	361,025
Steelcase, Inc., Class A	1,000	18,400
Stericycle, Inc.(a)	8,750	445,637
Sterling Construction Co., Inc.(a)	300	3,945
Sunrun, Inc.(a)	2,200	36,751

See Notes to Financial Statements.
28   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Systemax, Inc.	100	$2,201
Team, Inc.(a)	300	5,415
Teledyne Technologies, Inc.(a)	700	225,393
Tennant Co.	200	14,140
Terex Corp.	3,500	90,895
Tetra Tech, Inc.	1,000	86,760
Textainer Group Holdings Ltd.(a)	300	2,973
Textron, Inc.	3,800	186,048
Thermon Group Holdings, Inc.(a)	400	9,192
Timken Co. (The)	1,300	56,563
Titan International, Inc.	600	1,620
Titan Machinery, Inc.(a)	200	2,868
Toro Co. (The)	1,800	131,940
TransDigm Group, Inc.	830	432,156
TransUnion	3,300	267,663
Trex Co., Inc.(a)	1,000	90,930
TriMas Corp.(a)	1,200	36,780
TriNet Group, Inc.(a)	1,000	62,190
Trinity Industries, Inc.	2,900	57,072
Triton International Ltd.	1,100	37,224
Triumph Group, Inc.	600	13,728
TrueBlue, Inc.(a)	9,200	194,120
Tutor Perini Corp.(a)	400	5,732
Uber Technologies, Inc.(a)	3,400	103,598
UniFirst Corp.	2,090	407,801
Union Pacific Corp.	12,300	1,992,354
United Airlines Holdings, Inc.(a)	4,100	362,481
United Parcel Service, Inc., Class B	12,100	1,449,822
United Rentals, Inc.(a)	1,200	149,568
United Technologies Corp.	14,075	1,921,519
Univar Solutions, Inc.(a)	2,100	43,596
Universal Forest Products, Inc.	1,300	51,844
US Ecology, Inc.	300	19,182
Valmont Industries, Inc.	400	55,376
Vectrus, Inc.(a)	100	4,065
Verisk Analytics, Inc.	5,750	909,305
Veritiv Corp.(a)	100	1,808
Viad Corp.	3,850	258,527
Vicor Corp.(a)	200	5,904
VSE Corp.	100	3,409
Wabash National Corp.	9,600	139,296
WABCO Holdings, Inc.(a)	29,910	4,000,462
Wabtec Corp.	2,840	204,082
Waste Management, Inc.	7,400	851,000
Watsco, Inc.	600	101,508
Investments	Shares	Value
COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
Watts Water Technologies, Inc., Class A	600	$56,238
Welbilt, Inc.(a)	2,600	43,836
Werner Enterprises, Inc.	23,624	833,927
Wesco Aircraft Holdings, Inc.(a)	600	6,606
WESCO International, Inc.(a)	900	42,993
Woodward, Inc.	900	97,047
WW Grainger, Inc.	780	231,777
XPO Logistics, Inc.(a)	1,800	128,826
Xylem, Inc.	2,900	230,898
YRC Worldwide, Inc.(a)	400	1,208
Total Industrials		85,576,126
INFORMATION TECHNOLOGY – 18.5%
2U, Inc.(a)	1,100	17,908
3D Systems Corp.(a)	10,000	81,500
8x8, Inc.(a)	2,100	43,512
A10 Networks, Inc.(a)	600	4,164
Acacia Communications, Inc.(a)	800	52,320
Accenture PLC, Class A	12,661	2,435,343
ACI Worldwide, Inc.(a)	2,300	72,048
Adobe, Inc.(a)	8,410	2,323,262
ADTRAN, Inc.	11,900	135,006
Advanced Energy Industries, Inc.(a)	500	28,705
Advanced Micro Devices, Inc.(a)	17,500	507,325
Agilysys, Inc.(a)	2,800	71,708
Akamai Technologies, Inc.(a)	7,200	657,936
Alarm.com Holdings, Inc.(a)	700	32,648
Alliance Data Systems Corp.	700	89,691
Alpha & Omega Semiconductor Ltd.(a)	200	2,456
Altair Engineering, Inc., Class A(a)	400	13,848
Alteryx, Inc., Class A(a)	700	75,201
Ambarella, Inc.(a)	400	25,134
Amdocs Ltd.	2,500	165,275
American Software, Inc., Class A	300	4,506
Amkor Technology, Inc.(a)	1,200	10,920
Amphenol Corp., Class A	43,928	4,239,052
Analog Devices, Inc.	6,300	703,899
Anaplan, Inc.(a)	1,700	79,900
Anixter International, Inc.(a)	600	41,472
ANSYS, Inc.(a)	2,600	575,536
Appfolio, Inc., Class A(a)	400	38,056
Appian Corp.(a)	900	42,750

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   29

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Apple, Inc.	78,110	$17,494,297
Applied Materials, Inc.	16,200	808,380
Applied Optoelectronics, Inc.(a)	200	2,244
Arista Networks, Inc.(a)	1,000	238,920
Arlo Technologies, Inc.(a)	17,292	58,966
Arrow Electronics, Inc.(a)	1,600	119,328
Aspen Technology, Inc.(a)	1,300	160,004
Atlassian Corp. PLC, Class A(a)	1,800	225,792
Autodesk, Inc.(a)	3,700	546,490
Automatic Data Processing, Inc.	7,500	1,210,650
Avalara, Inc.(a)	700	47,103
Avaya Holdings Corp.(a)	1,500	15,345
Avid Technology, Inc.(a)	6,500	40,235
Avnet, Inc.	2,000	88,970
AVX Corp.	500	7,600
Axcelis Technologies, Inc.(a)	400	6,836
Badger Meter, Inc.	700	37,590
Bel Fuse, Inc., Class B	1,500	22,545
Belden, Inc.	900	48,006
Benchmark Electronics, Inc.	9,600	278,976
Benefitfocus, Inc.(a)	500	11,905
Black Knight, Inc.(a)	2,700	164,862
Blackbaud, Inc.	7,800	704,652
Blackline, Inc.(a)	800	38,248
Booz Allen Hamilton Holding Corp.	2,500	177,550
Bottomline Technologies DE, Inc.(a)	6,900	271,515
Box, Inc., Class A(a)	2,700	44,712
Brightcove, Inc.(a)	400	4,192
Broadcom, Inc.	6,650	1,835,865
Broadridge Financial Solutions, Inc.	2,100	261,303
Brooks Automation, Inc.	1,600	59,248
Cabot Microelectronics Corp.	580	81,902
CACI International, Inc., Class A(a)	400	92,504
Cadence Design Systems, Inc.(a)	4,600	303,968
CalAmp Corp.(a)	400	4,608
Calix, Inc.(a)	13,100	83,709
Carbon Black, Inc.(a)	1,200	31,188
Carbonite, Inc.(a)	300	4,647
Cardtronics PLC, Class A(a)	500	15,120
Casa Systems, Inc.(a)	3,100	24,351
Cass Information Systems, Inc.	120	6,479
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
CDK Global, Inc.	2,300	$110,607
CDW Corp.	2,600	320,424
Ceridian HCM Holding, Inc.(a)	1,700	83,929
CEVA, Inc.(a)	300	8,958
ChannelAdvisor Corp.(a)	1,800	16,794
Ciena Corp.(a)	2,500	98,075
Cirrus Logic, Inc.(a)	1,200	64,296
Cisco Systems, Inc.	74,300	3,671,163
Cision Ltd.(a)	1,300	9,997
Citrix Systems, Inc.	2,100	202,692
Cloudera, Inc.(a)	3,318	29,397
Cognex Corp.	3,100	152,303
Cognizant Technology Solutions Corp., Class A	9,800	590,597
Coherent, Inc.(a)	500	76,860
Cohu, Inc.	426	5,753
CommScope Holding Co., Inc.(a)	3,800	44,688
CommVault Systems, Inc.(a)	700	31,297
Comtech Telecommunications Corp.	5,900	191,750
Conduent, Inc.(a)	3,500	21,770
CoreLogic, Inc.(a)	1,800	83,286
Cornerstone OnDemand, Inc.(a)	1,000	54,820
Corning, Inc.	13,300	379,316
Coupa Software, Inc.(a)	1,000	129,570
Cree, Inc.(a)	2,000	98,000
CSG Systems International, Inc.	400	20,672
CTS Corp.	400	12,944
Cypress Semiconductor Corp.	6,200	144,708
Daktronics, Inc.	400	2,954
Dell Technologies, Inc., Class C(a)	2,234	115,855
Diebold Nixdorf, Inc.(a)	4,500	50,400
Digi International, Inc.(a)	5,700	77,634
Digimarc Corp.(a)	100	3,909
Diodes, Inc.(a)	900	36,135
DocuSign, Inc.(a)	2,900	179,568
Dolby Laboratories, Inc., Class A	1,200	77,568
Dropbox, Inc., Class A(a)	4,100	82,697
DXC Technology Co.	4,400	129,800
Ebix, Inc.	300	12,630
EchoStar Corp., Class A(a)	1,000	39,620
Elastic N.V.(a)	800	65,872
Endurance International Group Holdings, Inc.(a)	700	2,625

See Notes to Financial Statements.
30   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Enphase Energy, Inc.(a)	2,500	$55,575
Entegris, Inc.	2,800	131,768
Envestnet, Inc.(a)	900	51,030
EPAM Systems, Inc.(a)	800	145,856
ePlus, Inc.(a)	3,500	266,315
Euronet Worldwide, Inc.(a)	900	131,670
Everbridge, Inc.(a)	600	37,026
EVERTEC, Inc.	1,400	43,708
Evo Payments, Inc., Class A(a)	700	19,684
ExlService Holdings, Inc.(a)	700	46,872
Extreme Networks, Inc.(a)	22,700	165,142
F5 Networks, Inc.(a)	1,100	154,462
Fabrinet(a)	800	41,840
Fair Isaac Corp.(a)	500	151,760
FARO Technologies, Inc.(a)	200	9,670
Fidelity National Information Services, Inc.	10,514	1,395,839
FireEye, Inc.(a)	6,600	88,044
First Solar, Inc.(a)	1,600	92,816
Fiserv, Inc.(a)	9,769	1,011,971
Fitbit, Inc., Class A(a)	10,900	41,529
Five9, Inc.(a)	1,100	59,114
FleetCor Technologies, Inc.(a)	1,400	401,492
FLIR Systems, Inc.	2,500	131,475
ForeScout Technologies, Inc.(a)	400	15,168
FormFactor, Inc.(a)	800	14,916
Fortinet, Inc.(a)	2,200	168,872
Gartner, Inc.(a)	1,400	200,186
Genpact Ltd.	3,200	124,000
Global Payments, Inc.	5,392	857,328
GoDaddy, Inc., Class A(a)	3,000	197,940
GTT Communications, Inc.(a)	1,000	9,420
Guidewire Software, Inc.(a)	7,750	816,695
Hackett Group, Inc. (The)	300	4,938
Harmonic, Inc.(a)	900	5,922
Hewlett Packard Enterprise Co.	23,400	354,978
HP, Inc.	26,300	497,596
HubSpot, Inc.(a)	700	106,127
Ichor Holdings Ltd.(a)	200	4,836
II-VI, Inc.(a)	1,715	60,387
Immersion Corp.(a)	300	2,295
Impinj, Inc.(a)	200	6,166
Infinera Corp.(a)	6,800	37,060
Inphi Corp.(a)	1,000	61,050
Insight Enterprises, Inc.(a)	5,080	282,905
Instructure, Inc.(a)	800	30,992
Intel Corp.	77,300	3,983,269
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
InterDigital, Inc.	700	$36,729
International Business Machines Corp.	15,300	2,224,926
Intuit, Inc.	4,300	1,143,542
IPG Photonics Corp.(a)	700	94,920
Itron, Inc.(a)	700	51,772
j2 Global, Inc.	900	81,738
Jabil, Inc.	2,800	100,156
Jack Henry & Associates, Inc.	1,400	204,358
Juniper Networks, Inc.	5,400	133,650
KBR, Inc.	2,700	66,258
KEMET Corp.	600	10,908
Keysight Technologies, Inc.(a)	3,100	301,475
Kimball Electronics, Inc.(a)	300	4,353
KLA Corp.	2,700	430,515
Knowles Corp.(a)	1,000	20,340
Kopin Corp.(a)	7,700	5,223
Lam Research Corp.	2,600	600,886
Lattice Semiconductor Corp.(a)	1,400	25,599
Leidos Holdings, Inc.	2,600	223,288
LIiveRamp Holdings, Inc.(a)	900	38,664
Limelight Networks, Inc.(a)	1,100	3,333
Littelfuse, Inc.	400	70,924
LivePerson, Inc.(a)	1,300	46,410
LogMeIn, Inc.	1,000	70,960
Lumentum Holdings, Inc.(a)	1,320	70,699
MACOM Technology Solutions Holdings, Inc.(a)	500	10,748
Manhattan Associates, Inc.(a)	1,200	96,804
ManTech International Corp., Class A	600	42,846
Marvell Technology Group Ltd.	11,693	291,974
Mastercard, Inc., Class A	24,050	6,531,258
Maxim Integrated Products, Inc.	4,500	260,595
MAXIMUS, Inc.	1,200	92,712
MaxLinear, Inc.(a)	1,700	38,046
Methode Electronics, Inc.	400	13,456
Microchip Technology, Inc.	4,100	380,931
Micron Technology, Inc.(a)	19,500	835,575
Microsoft Corp.	155,700	21,646,971
MicroStrategy, Inc., Class A(a)	1,820	270,033
Mitek Systems, Inc.(a)	400	3,860
MKS Instruments, Inc.	3,070	283,300
MobileIron, Inc.(a)	16,100	105,375
Model N, Inc.(a)	300	8,328
MongoDB, Inc.(a)	800	96,384

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   31

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Monolithic Power Systems, Inc.	700	$108,941
Monotype Imaging Holdings, Inc.	500	9,905
Motorola Solutions, Inc.	2,900	494,189
MTS Systems Corp.	200	11,050
Nanometrics, Inc.(a)	300	9,786
National Instruments Corp.	2,200	92,378
NCR Corp.(a)	2,200	69,432
NetApp, Inc.	4,200	220,542
NETGEAR, Inc.(a)	7,700	248,094
NetScout Systems, Inc.(a)	1,000	23,060
New Relic, Inc.(a)	6,250	384,062
NIC, Inc.	700	14,455
Novanta, Inc.(a)	700	57,204
Nuance Communications, Inc.(a)	5,000	81,550
Nutanix, Inc., Class A(a)	21,400	561,750
NVE Corp.	100	6,635
NVIDIA Corp.	10,120	1,761,588
Okta, Inc.(a)	4,750	467,685
ON Semiconductor Corp.(a)	6,300	121,023
OneSpan, Inc.(a)	300	4,350
Oracle Corp.	39,500	2,173,685
OSI Systems, Inc.(a)	200	20,312
Palo Alto Networks, Inc.(a)	5,550	1,131,256
Paychex, Inc.	5,400	446,958
Paycom Software, Inc.(a)	900	188,541
Paylocity Holding Corp.(a)	600	58,548
PayPal Holdings, Inc.(a)	20,200	2,092,518
PDF Solutions, Inc.(a)	300	3,921
Pegasystems, Inc.	800	54,440
Perficient, Inc.(a)	400	15,432
Perspecta, Inc.	2,600	67,912
Photronics, Inc.(a)	800	8,704
Plantronics, Inc.	900	33,588
Plexus Corp.(a)	300	18,753
Pluralsight, Inc., Class A(a)	800	13,436
Power Integrations, Inc.	600	54,258
Presidio, Inc.	400	6,760
Progress Software Corp.	6,900	262,614
Proofpoint, Inc.(a)	1,000	129,050
PROS Holdings, Inc.(a)	800	47,680
PTC, Inc.(a)	1,800	122,724
Pure Storage, Inc., Class A(a)	39,750	673,365
Q2 Holdings, Inc.(a)	800	63,096
QAD, Inc., Class A	100	4,618
Qorvo, Inc.(a)	1,800	133,452
Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
QUALCOMM, Inc.	50,325	$3,838,791
Qualys, Inc.(a)	3,820	288,677
Rambus, Inc.(a)	1,200	15,750
Rapid7, Inc.(a)	800	36,312
RealPage, Inc.(a)	1,400	88,004
RingCentral, Inc., Class A(a)	1,300	163,358
Rogers Corp.(a)	400	54,684
Rudolph Technologies, Inc.(a)	400	10,544
Sabre Corp.	5,300	118,694
SailPoint Technologies Holding, Inc.(a)	1,000	18,690
salesforce.com, Inc.(a)	14,133	2,097,903
Sanmina Corp.(a)	1,500	48,165
ScanSource, Inc.(a)	300	9,165
Science Applications International Corp.	890	77,742
Semtech Corp.(a)	1,200	58,332
ServiceNow, Inc.(a)	4,800	1,218,480
Silicon Laboratories, Inc.(a)	800	89,080
Skyworks Solutions, Inc.	2,900	229,825
SMART Global Holdings, Inc.(a)	100	2,548
Smartsheet, Inc., Class A(a)	1,700	61,251
Splunk, Inc.(a)	10,200	1,202,172
SPS Commerce, Inc.(a)	5,980	281,479
Square, Inc., Class A(a)	5,900	365,505
SS&C Technologies Holdings, Inc.	3,500	180,495
Stratasys Ltd.(a)	600	12,783
SunPower Corp.(a)	700	7,679
SVMK, Inc.(a)	2,200	37,620
Switch, Inc., Class A	400	6,248
Sykes Enterprises, Inc.(a)	400	12,256
Symantec Corp.	10,000	236,300
Synaptics, Inc.(a)	2,300	91,885
Synchronoss Technologies, Inc.(a)	2,600	14,040
SYNNEX Corp.	838	94,610
Synopsys, Inc.(a)	5,300	727,425
Tech Data Corp.(a)	700	72,968
Telenav, Inc.(a)	4,700	22,466
Teradata Corp.(a)	2,000	62,000
Teradyne, Inc.	3,400	196,894
Texas Instruments, Inc.	32,200	4,161,528
TiVo Corp.	16,200	123,363
Trade Desk, Inc. (The), Class A(a)	600	112,530
Trimble, Inc.(a)	3,800	147,478

See Notes to Financial Statements.
32   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
TTEC Holdings, Inc.	200	$9,576
TTM Technologies, Inc.(a)	1,100	13,415
Tucows, Inc., Class A(a)	100	5,416
Twilio, Inc., Class A(a)	2,088	229,596
Tyler Technologies, Inc.(a)	700	183,750
Ubiquiti, Inc.	300	35,478
Ultra Clean Holdings, Inc.(a)	400	5,854
Unisys Corp.(a)	11,600	86,188
Universal Display Corp.	700	117,530
Upland Software, Inc.(a)	100	3,486
Varonis Systems, Inc.(a)	400	23,912
Veeco Instruments, Inc.(a)	8,600	100,448
Verint Systems, Inc.(a)	1,200	51,336
VeriSign, Inc.(a)	1,900	358,397
Verra Mobility Corp.(a)	2,800	40,180
Versum Materials, Inc.	2,000	105,860
ViaSat, Inc.(a)	1,000	75,320
Viavi Solutions, Inc.(a)	25,700	359,928
Virtusa Corp.(a)	5,540	199,551
Visa, Inc., Class A	30,000	5,160,300
Vishay Intertechnology, Inc.	2,300	38,939
Vishay Precision Group, Inc.(a)	100	3,274
VMware, Inc., Class A	1,300	195,078
Western Digital Corp.	5,300	316,092
Western Union Co. (The)	6,600	152,922
WEX, Inc.(a)	800	161,656
Workday, Inc., Class A(a)	7,450	1,266,202
Workiva, Inc.(a)	800	35,064
Xerox Holdings Cop.	3,800	113,658
Xilinx, Inc.	4,300	412,370
Xperi Corp.	600	12,408
Yext, Inc.(a)	1,200	19,068
Zebra Technologies Corp., Class A(a)	1,000	206,370
Zendesk, Inc.(a)	2,100	153,048
Zix Corp.(a)	600	4,344
Zscaler, Inc.(a)	1,200	56,712
Total Information Technology		134,954,090
MATERIALS – 3.5%
AdvanSix, Inc.(a)	6,500	167,180
Air Products & Chemicals, Inc.	3,700	820,882
AK Steel Holding Corp.(a)	3,600	8,172
Albemarle Corp.	1,600	111,232
Alcoa Corp.(a)	3,600	72,252
Allegheny Technologies, Inc.(a)	2,200	44,550
American Vanguard Corp.	300	4,710
AptarGroup, Inc.	6,850	811,382
Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Ardagh Group S.A.	200	$3,136
Ashland Global Holdings, Inc.	1,200	92,460
Avery Dennison Corp.	1,600	181,712
Axalta Coating Systems Ltd.(a)	3,700	111,555
Balchem Corp.	700	69,433
Ball Corp.	5,600	407,736
Berry Global Group, Inc.(a)	2,400	94,248
Boise Cascade Co.	7,900	257,461
Cabot Corp.	1,100	49,852
Carpenter Technology Corp.	1,000	51,660
Celanese Corp.	2,100	256,809
Century Aluminum Co.(a)	600	3,981
CF Industries Holdings, Inc.	3,500	172,200
Chase Corp.	100	10,939
Chemours Co. (The)	3,300	49,302
Clearwater Paper Corp.(a)	200	4,224
Cleveland-Cliffs, Inc.	5,200	37,544
Coeur Mining, Inc.(a)	2,100	10,101
Commercial Metals Co.	2,300	39,974
Compass Minerals International, Inc.	800	45,192
Corteva, Inc.	12,466	349,048
Crown Holdings, Inc.(a)	2,400	158,544
Domtar Corp.	1,100	39,391
Dow, Inc. (a)	13,233	630,552
DuPont de Nemours, Inc.	12,966	924,605
Eagle Materials, Inc.	900	81,009
Eastman Chemical Co.	2,500	184,575
Ecolab, Inc.	4,300	851,572
Element Solutions, Inc.(a)	4,400	44,792
Ferro Corp.(a)	1,000	11,860
FMC Corp.	2,400	210,432
Freeport-McMoRan, Inc.	23,000	220,110
FutureFuel Corp.	300	3,582
GCP Applied Technologies, Inc.(a)	23,206	446,716
Gold Resource Corp.	600	1,830
Graphic Packaging Holding Co.	5,200	76,700
Greif, Inc., Class A	300	11,367
Greif, Inc., Class B	100	4,556
Hawkins, Inc.	100	4,250
Haynes International, Inc.	100	3,584
HB Fuller Co.	7,560	351,994
Hecla Mining Co.	5,304	9,335
Huntsman Corp.	3,600	83,736
Ingevity Corp.(a)	700	59,388
Innophos Holdings, Inc.	200	6,492

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   33

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Innospec, Inc.	3,460	$308,424
International Flavors & Fragrances, Inc.	6,050	742,275
International Paper Co.	7,300	305,286
Intrepid Potash, Inc.(a)	1,100	3,597
Kaiser Aluminum Corp.	400	39,588
Koppers Holdings, Inc.(a)	4,700	137,287
Kraton Corp.(a)	6,100	196,969
Kronos Worldwide, Inc.	300	3,711
Linde PLC	9,400	1,820,968
Livent Corp.(a)	2,244	15,012
Louisiana-Pacific Corp.	2,700	66,366
LyondellBasell Industries N.V., Class A	4,780	427,667
Martin Marietta Materials, Inc.	1,000	274,100
Materion Corp.	200	12,272
Minerals Technologies, Inc.	800	42,472
Mosaic Co. (The)	5,600	114,800
Myers Industries, Inc.	5,800	102,370
Neenah, Inc.	200	13,024
NewMarket Corp.	160	75,534
Newmont Mining Corp.	13,600	515,712
Novagold Resources, Inc.(a)	6,100	37,027
Nucor Corp.	5,100	259,641
Olin Corp.	3,200	59,904
Olympic Steel, Inc.	1,700	24,480
OMNOVA Solutions, Inc.(a)	500	5,035
Owens-Illinois, Inc.	3,100	31,837
Packaging Corp. of America	1,700	180,370
PH Glatfelter Co.	5,100	78,489
PolyOne Corp.	1,500	48,975
PPG Industries, Inc.	4,100	485,891
PQ Group Holdings, Inc.(a)	300	4,782
Quaker Chemical Corp.	200	31,628
Rayonier Advanced Materials, Inc.	600	2,598
Reliance Steel & Aluminum Co.	1,300	129,558
Royal Gold, Inc.	1,200	147,852
RPM International, Inc.	2,000	137,620
Schnitzer Steel Industries, Inc., Class A	300	6,198
Schweitzer-Mauduit International, Inc.	900	33,696
Scotts Miracle-Gro Co. (The)	800	81,456
Sealed Air Corp.	3,000	124,530
Sensient Technologies Corp.	800	54,920
Sherwin-Williams Co. (The)	9,370	5,152,282
Investments	Shares	Value
COMMON STOCKS – (continued)
MATERIALS – (continued)
Silgan Holdings, Inc.	1,700	$51,060
Sonoco Products Co.	1,800	104,778
Southern Copper Corp.	1,800	61,434
Steel Dynamics, Inc.	3,300	98,340
Stepan Co.	3,900	378,534
Summit Materials, Inc., Class A(a)	2,500	55,500
SunCoke Energy, Inc.(a)	700	3,948
TimkenSteel Corp.(a)	7,500	47,175
Tredegar Corp.	300	5,856
Trinseo S.A.	6,500	279,175
Tronox Holdings PLC, Class A(a)	1,000	8,300
UFP Technologies, Inc.(a)	100	3,860
United States Steel Corp.	3,600	41,580
US Concrete, Inc.(a)	200	11,056
Valvoline, Inc.	3,400	74,902
Verso Corp., Class A(a)	400	4,952
Vulcan Materials Co.	2,200	332,728
Warrior Met Coal, Inc.	1,000	19,520
Westlake Chemical Corp.	600	39,312
Westrock Co.	3,800	138,510
Wheaton Precious Metals Corp.	84,525	2,217,936
Worthington Industries, Inc.	1,100	39,655
WR Grace & Co.	1,100	73,436
Total Materials		25,187,649
REAL ESTATE – 3.6%
Acadia Realty Trust	1,600	45,728
Agree Realty Corp.	600	43,890
Alexander & Baldwin, Inc.	1,500	36,765
Alexander’s, Inc.	50	17,420
Alexandria Real Estate Equities, Inc.	1,800	277,272
American Assets Trust, Inc.	500	23,370
American Campus Communities, Inc.	2,600	125,008
American Finance Trust, Inc.	3,100	43,276
American Homes 4 Rent, Class A	5,000	129,450
American Tower Corp.	7,600	1,680,588
Americold Realty Trust	2,700	100,089
Apartment Investment & Management Co., Class A	2,701	140,830
Apple Hospitality REIT, Inc.	3,600	59,688
Armada Hoffler Properties, Inc.	500	9,045
Ashford Hospitality Trust, Inc.	900	2,979
AvalonBay Communities, Inc.	2,300	495,259

See Notes to Financial Statements.
34   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Boston Properties, Inc.	2,500	$324,150
Braemar Hotels & Resorts, Inc.	300	2,817
Brandywine Realty Trust	3,300	49,995
Brixmor Property Group, Inc.	5,000	101,450
Brookfield Property REIT, Inc., Class A	2,609	53,198
Camden Property Trust	1,700	188,717
CareTrust REIT, Inc.	2,000	47,010
CatchMark Timber Trust, Inc., Class A	500	5,335
CBL & Associates Properties, Inc.	1,900	2,451
CBRE Group, Inc., Class A(a)	5,700	302,157
Cedar Realty Trust, Inc.	1,000	3,000
Chatham Lodging Trust	500	9,075
City Office REIT, Inc.	400	5,756
Colony Capital, Inc.	10,300	62,006
Columbia Property Trust, Inc.	2,300	48,645
Community Healthcare Trust, Inc.	200	8,910
CoreCivic, Inc.	2,300	39,744
CorEnergy Infrastructure Trust, Inc.	100	4,722
CorePoint Lodging, Inc.	450	4,550
CoreSite Realty Corp.	600	73,110
Corporate Office Properties Trust	1,800	53,604
Cousins Properties, Inc.	2,743	103,109
Crown Castle International Corp.	7,100	986,971
CubeSmart	3,600	125,640
Cushman & Wakefield PLC(a)	1,500	27,795
CyrusOne, Inc.	2,000	158,200
DiamondRock Hospitality Co.	7,200	73,800
Digital Realty Trust, Inc.	3,500	454,335
Douglas Emmett, Inc.	3,000	128,490
Duke Realty Corp.	6,600	224,202
Easterly Government Properties, Inc.	1,500	31,950
EastGroup Properties, Inc.	700	87,514
Empire State Realty Trust, Inc., Class A	2,800	39,956
EPR Properties	1,400	107,604
Equinix, Inc.	1,430	824,824
Equity Commonwealth	104,376	3,574,878
Equity LifeStyle Properties, Inc.	1,500	200,400
Equity Residential	6,500	560,690
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Essential Properties Realty Trust, Inc.	1,100	$25,201
Essex Property Trust, Inc.	1,200	391,980
Extra Space Storage, Inc.	2,000	233,640
Farmland Partners, Inc.	400	2,672
Federal Realty Investment Trust	1,400	190,596
First Industrial Realty Trust, Inc.	2,200	87,032
Four Corners Property Trust, Inc.	10,750	304,010
Franklin Street Properties Corp.	1,200	10,152
Front Yard Residential Corp.	600	6,936
FRP Holdings, Inc.(a)	100	4,802
Gaming and Leisure Properties, Inc.	3,700	141,488
GEO Group, Inc. (The)	2,300	39,882
Getty Realty Corp.	400	12,824
Gladstone Commercial Corp.	300	7,050
Global Net Lease, Inc.	800	15,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	17,490
HCP, Inc.	8,600	306,418
Healthcare Realty Trust, Inc.	2,300	77,050
Healthcare Trust of America, Inc., Class A	3,800	111,644
Hersha Hospitality Trust	400	5,952
Highwoods Properties, Inc.	1,700	76,398
Host Hotels & Resorts, Inc.	11,400	197,106
Howard Hughes Corp. (The)(a)	700	90,720
Hudson Pacific Properties, Inc.	3,000	100,380
Independence Realty Trust, Inc.	1,000	14,310
Industrial Logistics Properties Trust	1,154	24,522
Innovative Industrial Properties, Inc.	300	27,711
Investors Real Estate Trust	140	10,454
Invitation Homes, Inc.	7,700	227,997
Iron Mountain, Inc.	4,300	139,277
iStar, Inc.	800	10,440
JBG SMITH Properties	2,100	82,341
Jernigan Capital, Inc.	200	3,850
Jones Lang LaSalle, Inc.	935	130,021
Kennedy-Wilson Holdings, Inc.	2,500	54,800
Kilroy Realty Corp.	1,500	116,835
Kimco Realty Corp.	6,000	125,280

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   35

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Kite Realty Group Trust	900	$14,535
Lamar Advertising Co., Class A	1,600	131,088
Lexington Realty Trust	4,700	48,175
Liberty Property Trust	2,700	138,591
Life Storage, Inc.	900	94,869
LTC Properties, Inc.	5,700	291,954
Macerich Co. (The)	2,300	72,657
Mack-Cali Realty Corp.	2,000	43,320
Marcus & Millichap, Inc.(a)	3,400	120,666
Medical Properties Trust, Inc.	7,400	144,744
Mid-America Apartment Communities, Inc.	1,800	234,018
Monmouth Real Estate Investment Corp.	900	12,969
National Health Investors, Inc.	800	65,912
National Retail Properties, Inc.	2,800	157,920
National Storage Affiliates Trust	9,240	308,339
New Senior Investment Group, Inc.	900	6,012
Newmark Group, Inc., Class A	2,016	18,265
NexPoint Residential Trust, Inc.	200	9,352
Office Properties Income Trust	769	23,562
Omega Healthcare Investors, Inc.	3,170	132,474
One Liberty Properties, Inc.	200	5,506
Outfront Media, Inc.	2,700	75,006
Paramount Group, Inc.	3,900	52,065
Park Hotels & Resorts, Inc.	4,516	112,765
Pebblebrook Hotel Trust	2,569	71,470
Pennsylvania Real Estate Investment Trust	800	4,576
Physicians Realty Trust	3,400	60,350
Piedmont Office Realty Trust, Inc., Class A	2,700	56,376
PotlatchDeltic Corp.	1,281	52,630
Preferred Apartment Communities, Inc., Class A	400	5,780
Prologis, Inc.	10,630	905,889
PS Business Parks, Inc.	400	72,780
Public Storage	2,500	613,175
QTS Realty Trust, Inc., Class A	1,100	56,551
Rayonier, Inc.	2,100	59,220
RE/MAX Holdings, Inc., Class A	200	6,432
Realogy Holdings Corp.	2,600	17,368
Realty Income Corp.	5,600	429,408
Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Redfin Corp.(a)	2,100	$35,364
Regency Centers Corp.	3,000	208,470
Retail Opportunity Investments Corp.	2,500	45,575
Retail Properties of America, Inc., Class A	4,400	54,208
Retail Value, Inc.	246	9,112
Rexford Industrial Realty, Inc.	1,600	70,432
RLJ Lodging Trust	2,900	49,271
RMR Group, Inc. (The), Class A	100	4,548
RPT Realty	900	12,195
Ryman Hospitality Properties, Inc.	800	65,448
Sabra Health Care REIT, Inc.	3,100	71,176
Saul Centers, Inc.	100	5,451
SBA Communications Corp.	1,900	458,185
Senior Housing Properties Trust	4,000	37,020
Seritage Growth Properties, Class A	800	33,992
Service Properties Trust	2,700	69,633
Simon Property Group, Inc.	5,400	840,510
SITE Centers Corp.	2,400	36,264
SL Green Realty Corp.	1,500	122,625
Spirit Realty Capital, Inc.	1,720	82,319
St Joe Co. (The)(a)	500	8,565
STAG Industrial, Inc.	1,900	56,012
STORE Capital Corp.	3,700	138,417
Stratus Properties, Inc.(a)	100	2,937
Summit Hotel Properties, Inc.	1,200	13,920
Sun Communities, Inc.	1,600	237,520
Sunstone Hotel Investors, Inc.	4,200	57,708
Tanger Factory Outlet Centers, Inc.	2,000	30,960
Taubman Centers, Inc.	1,000	40,830
Tejon Ranch Co.(a)	200	3,394
Terreno Realty Corp.	1,200	61,308
UDR, Inc.	5,000	242,400
UMH Properties, Inc.	400	5,632
Uniti Group, Inc.	3,100	24,071
Universal Health Realty Income Trust	100	10,280
Urban Edge Properties	2,200	43,538
Urstadt Biddle Properties, Inc., Class A	300	7,110
Ventas, Inc.	6,600	481,998
VEREIT, Inc.	17,600	172,128
VICI Properties, Inc.	8,200	185,730

See Notes to Financial Statements.
36   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
REAL ESTATE – (continued)
Vornado Realty Trust	2,700	$171,909
Washington Prime Group, Inc.	2,100	8,694
Washington	1,800	49,248
Weingarten Realty Investors	2,300	66,999
Welltower, Inc.	7,100	643,615
Weyerhaeuser Co.	12,500	346,250
Whitestone REIT	400	5,504
WP Carey, Inc.	3,000	268,500
Xenia Hotels & Resorts, Inc.	2,200	46,464
Total Real Estate		26,226,486
UTILITIES – 2.9%
AES Corp.	11,700	191,178
ALLETE, Inc.	900	78,669
Alliant Energy Corp.	4,300	231,899
Ameren Corp.	4,000	320,200
American Electric Power Co., Inc.	8,400	786,996
American States Water Co.	1,700	152,762
American Water Works Co., Inc.	3,200	397,536
Aqua America, Inc.	28,785	1,290,432
Artesian Resources Corp., Class A	100	3,700
Atlantic Power Corp.(a)	1,300	3,042
Atmos Energy Corp.	1,900	216,391
Avangrid, Inc.	1,200	62,700
Avista Corp.	7,360	356,518
Black Hills Corp.	1,000	76,730
California Water Service Group	1,000	52,930
CenterPoint Energy, Inc.	9,200	277,656
Chesapeake Utilities Corp.	200	19,064
Clearway Energy, Inc., Class A	400	6,936
Clearway Energy, Inc., Class C	700	12,775
CMS Energy Corp.	5,100	326,145
Connecticut Water Service, Inc.	15,461	1,083,198
Consolidated Edison, Inc.	5,700	538,479
Dominion Energy, Inc.	13,839	1,121,513
DTE Energy Co.	3,000	398,880
Duke Energy Corp.	12,600	1,207,836
Edison International	6,100	460,062
El Paso Electric Co.	900	60,372
Entergy Corp.	3,400	399,024
Evergy, Inc.	4,294	285,809
Eversource Energy	5,800	495,726
Exelon Corp.	16,600	801,946
FirstEnergy Corp.	9,400	453,362
Investments	Shares	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Hawaiian Electric Industries, Inc.	1,900	$86,659
IDACORP, Inc.	900	101,403
MDU Resources Group, Inc.	3,600	101,484
MGE Energy, Inc.	700	55,909
Middlesex Water Co.	200	12,992
National Fuel Gas Co.	1,100	51,612
New Jersey Resources Corp.	1,600	72,352
NextEra Energy, Inc.	8,300	1,933,817
NiSource, Inc.	6,800	203,456
Northwest Natural Holding Co.	600	42,804
NorthWestern Corp.	1,000	75,050
NRG Energy, Inc.	4,500	178,200
OGE Energy Corp.	3,000	136,140
ONE Gas, Inc.	1,000	96,110
Ormat Technologies, Inc.	800	59,432
Otter Tail Corp.	900	48,375
Pattern Energy Group, Inc., Class A	1,800	48,474
PG&E Corp.(a)	9,000	90,000
Pinnacle West Capital Corp.	2,100	203,847
PNM Resources, Inc.	1,400	72,912
Portland General Electric Co.	1,600	90,192
PPL Corp.	12,100	381,029
Public Service Enterprise Group, Inc.	8,500	527,680
Sempra Energy	4,600	679,006
SJW Group	11,101	758,087
South Jersey Industries, Inc.	1,500	49,365
Southern Co. (The)	17,700	1,093,329
Southwest Gas Holdings, Inc.	1,000	91,040
Spire, Inc.	1,000	87,240
TerraForm Power, Inc., Class A	2,300	41,917
UGI Corp.	3,900	196,053
Unitil Corp.	200	12,688
Vistra Energy Corp.	7,000	187,110
WEC Energy Group, Inc.	5,300	504,030
Xcel Energy, Inc.	8,600	558,054
York Water Co. (The)	100	4,366
Total Utilities		21,102,680
TOTAL COMMON STOCKS (Cost: $663,513,301)		708,786,129
RIGHTS – 0.0%(b)
MATERIALS – 0.0%(b)
A. Schulman, Inc.(a) (Cost: $130)	300	157

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   37

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (continued)

Investments	Shares	Value
SHORT-TERM INVESTMENTS – 3.0%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.87%(c) (Cost: $21,669,619)	21,669,619	$21,669,619
TOTAL INVESTMENTS – 100.0% (Cost: $685,183,050)		730,455,905
OTHER ASSETS AND LIABILITIES, NET – 0.0%(b)		1,316
NET ASSETS – 100.0%		$730,457,221

(a)
Non-income producing security.

(b)
Amount is less than 0.05%.

(c)
The rate shown is the annualized seven-day yield as of September 30, 2019.

ADR
American Depositary Receipt

NVDR
Non-Voting Depositary Receipt

REIT
Real Estate Investment Trust

See Notes to Financial Statements.
38   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Domestic Equity Fund (concluded)

Futures contracts open as of September 30, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 1.4%
E-Mini Russell 2000 Index	Long	400	12/20/2019	$610,000	$(24,151)
E-Mini S&P 500 Index	Long	2,850	12/20/2019	8,488,725	(78,802)
E-Mini S&P MidCap 400 Index	Long	400	12/20/2019	775,200	(11,146)
Total					$(114,099)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019: (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks	$708,786,129	$—	$—	$708,786,129
Rights	—	157	—	157
Money Market Fund	21,669,619	—	—	21,669,619
Total Investments in Securities	$730,455,748	$157	$—	$730,455,905
Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(114,099)	$—	$—	$(114,099)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   39

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund

Investments	Shares	Value
COMMON STOCKS – 94.5%
ARGENTINA – 0.0%(a)
Globant S.A.(b)	400	$36,632
Grupo Financiero Galicia S.A., ADR	1,800	23,400
Total Argentina		60,032
AUSTRALIA – 2.4%
AGL Energy Ltd.	5,597	72,381
Alumina Ltd.	13,103	20,960
Amcor PLC	105,869	1,018,252
AMP Ltd.	24,483	30,158
APA Group	7,343	56,798
Aristocrat Leisure Ltd.	6,603	136,375
ASX Ltd.	2,134	116,769
Aurizon Holdings Ltd.	21,211	84,467
AusNet Services	10,241	12,546
Australia & New Zealand Banking Group Ltd.	22,275	428,784
Bank of Queensland Ltd.	2,268	15,185
Bendigo & Adelaide Bank Ltd.	2,581	20,016
BHP Group Ltd.	23,093	572,341
BlueScope Steel Ltd.	2,992	24,254
Boral Ltd.	13,761	44,861
Brambles Ltd.	15,104	116,217
Caltex Australia Ltd.	1,396	24,799
Challenger Ltd.	7,241	36,019
CIMIC Group Ltd.	521	11,059
Coca-Cola Amatil Ltd.	11,502	82,679
Cochlear Ltd.	409	57,461
Coles Group Ltd.	9,952	103,443
Commonwealth Bank of Australia	14,059	767,006
Computershare Ltd.	2,473	26,957
Crown Resorts Ltd.	2,028	16,494
CSL Ltd.	3,625	571,768
Dexus	7,243	58,322
Flight Centre Travel Group Ltd.	298	9,574
Fortescue Metals Group Ltd.	8,334	49,500
Goodman Group	11,840	113,318
GPT Group (The)	13,808	57,409
GWA Group Ltd.	428,824	981,184
Harvey Norman Holdings Ltd.	2,981	9,114
Incitec Pivot Ltd.	9,031	20,664
Insurance Australia Group Ltd.	15,628	83,330
LendLease Group	3,640	43,142
Macquarie Group Ltd.	2,916	257,986
Magellan Financial Group Ltd.	763	26,491
Medibank Pvt Ltd.	24,736	56,765
Investments	Shares	Value
COMMON STOCKS – (continued)
AUSTRALIA – (continued)
Mirvac Group	31,578	$65,220
MMG Ltd.(b)	12,000	2,832
National Australia Bank Ltd.	22,051	442,035
Newcrest Mining Ltd.	6,023	141,267
Oil Search Ltd.	9,726	48,053
Orica Ltd.	6,751	102,705
Origin Energy Ltd.	10,560	56,806
QBE Insurance Group Ltd.	8,376	71,006
Ramsay Health Care Ltd.	1,275	55,825
REA Group Ltd.	282	20,598
Santos Ltd.	19,521	101,848
Scentre Group	45,101	119,633
SEEK Ltd.	3,665	53,110
Sonic Healthcare Ltd.	4,893	92,636
South32 Ltd.	30,854	54,561
Stockland	22,414	68,834
Suncorp Group Ltd.(b)	9,188	84,646
Sydney Airport	14,701	79,677
Tabcorp Holdings Ltd.	23,697	77,572
Telstra Corp. Ltd.	25,811	61,148
TPG Telecom Ltd.	1,984	9,293
Transurban Group,	20,808	206,312
Treasury Wine Estates Ltd.	5,072	63,572
Vicinity Centres	30,279	52,523
Washington H. Soul Pattinson & Co., Ltd.	706	10,021
Wesfarmers Ltd.	8,502	228,389
Westpac Banking Corp.	26,793	536,008
Woodside Petroleum Ltd.	6,219	135,915
Woolworths Group Ltd.	9,704	244,173
WorleyParsons Ltd.	2,877	25,263
Total Australia		9,546,329
AUSTRIA – 0.3%
ANDRITZ AG	390	15,941
Erste Group Bank AG(b)	35,517	1,174,515
OMV AG	1,123	60,271
Raiffeisen Bank International AG	792	18,378
Verbund AG	446	24,403
voestalpine AG	614	14,107
Total Austria		1,307,615
BELGIUM – 1.0%
Ageas	1,180	65,439
Anheuser-Busch InBev S.A.	34,411	3,278,799
Colruyt S.A.	453	24,826

See Notes to Financial Statements.
40   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BELGIUM – (continued)
Groupe Bruxelles Lambert S.A.	980	$94,104
KBC Group N.V.	1,726	112,161
Proximus SADP	1,106	32,850
Solvay S.A.	1,046	108,308
Telenet Group Holding N.V.	432	20,388
UCB S.A.	1,226	88,996
Umicore S.A.	2,171	81,944
Total Belgium		3,907,815
BRAZIL – 1.2%
Ambev S.A.	37,000	171,422
Atacadao S.A.	3,700	18,745
B2W Cia Digital(b)	1368	15,900
B3 S.A. — Brasil Bolsa Balcao	19,000	199,514
Banco Bradesco S.A.	10,860	81,680
Banco BTG Pactual S.A.	1,800	25,365
Banco do Brasil S.A.	5,900	64,595
Banco Santander Brasil S.A., (Unit)	3,200	34,912
BB Seguridade Participacoes S.A.	146,800	1,237,657
BR Malls Participacoes S.A.	7,300	25,318
BRF S.A.(b)	5,200	47,808
CCR S.A.	9,200	38,195
Centrais Eletricas Brasileiras S.A.	2,900	28,023
Cia de Saneamento Basico do Estado de Sao Paulo	57,300	684,023
Cia Siderurgica Nacional S.A.	6,300	20,060
Cielo S.A.	8,700	16,751
Cosan S.A.	1,600	20,486
Embraer S.A.	4,800	20,691
Engie Brasil Energia S.A.	2,000	21,367
Equatorial Energia S.A.	1,300	31,379
Hypera S.A.	2,900	23,403
IRB Brasil Resseguros S/A	110,700	1,003,372
JBS S.A.	9,400	74,183
Klabin S.A., (Unit)	5,200	19,261
Kroton Educacional S.A.	10,400	27,984
Localiza Rent a Car S.A.	4,225	46,226
Lojas Renner S.A.	5,500	66,808
M Dias Branco S.A.	1,200	10,108
Magazine Luiza S.A.	7,200	64,186
Multiplan Empreendimentos Imobiliarios S.A.	2,700	18,748
Natura Cosmeticos S.A.	4,800	39,117
Investments	Shares	Value
COMMON STOCKS – (continued)
BRAZIL – (continued)
Notre Dame Intermedica Participacoes S.A.	3,200	$41,781
Petrobras Distribuidora S.A.	4,000	26,503
Petroleo Brasileiro S.A.	21,000	152,385
Porto Seguro S.A.	1,100	15,591
Raia Drogasil S.A.	1,700	39,201
Rumo S.A.(b)	8,100	47,762
Sul America S.A., (Unit)	2,400	27,558
Suzano S.A.	3,930	31,828
TIM Participacoes S.A.	6,800	19,492
Ultrapar Participacoes S.A.	5,200	23,141
Vale S.A.(b)	23,700	272,368
WEG S.A.	6,900	40,238
Total Brazil		4,935,135
BRITAIN – 12.0%
3i Group PLC	7,248	103,956
Admiral Group PLC	1,976	51,459
AG Barr PLC	70,741	503,612
Anglo American PLC	8,267	190,202
Aon PLC	11,300	2,187,341
Ashtead Group PLC	3,600	100,213
Associated British Foods PLC	2,638	74,699
AstraZeneca PLC	10,361	925,005
Auto Trader Group PLC	8,746	54,844
Aviva PLC	30,625	150,356
BAE Systems PLC	22,644	158,699
Barclays PLC	129,478	239,436
Barratt Developments PLC	7,428	59,183
Berkeley Group Holdings PLC	952	48,917
BHP Group PLC	71,361	1,520,040
Bloomsbury Publishing PLC	335,660	990,505
BP PLC	161,636	1,025,098
British American Tobacco PLC	18,281	676,008
British Land Co. PLC (The)	6,675	47,996
BT Group PLC	66,175	145,302
Bunzl PLC	2,497	65,242
Burberry Group PLC	3,096	82,757
Centrica PLC	39,191	35,533
Close Brothers Group PLC	61,000	1,056,786
CNH Industrial N.V.	7,597	77,339
Coca-Cola European Partners PLC	31,400	1,741,130
Compass Group PLC	140,584	3,617,855
Croda International PLC	915	54,677
Dart Group PLC	86,632	974,643
Diageo PLC	18,971	777,448

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   41

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Direct Line Insurance Group PLC	10,458	$38,602
easyJet PLC	1,415	20,008
Experian PLC	57,140	1,825,965
Ferguson PLC	14,861	1,086,108
Fiat Chrysler Automobiles N.V.	9,463	122,450
G4S PLC	13,305	30,952
Genus PLC	28,876	991,285
GlaxoSmithKline PLC	38,954	835,591
Gooch & Housego PLC	57,506	839,639
Halma PLC	3,392	82,203
Hargreaves Lansdown PLC	1,996	51,022
HSBC Holdings PLC	158,880	1,220,161
Imperial Brands PLC	9,258	208,107
Informa PLC	134,739	1,411,494
InterContinental Hotels Group PLC	1,279	79,809
Intertek Group PLC	1,203	81,028
ITV PLC	26,054	40,332
J Sainsbury PLC	13,793	37,276
John Wood Group PLC	5,328	24,887
Johnson Matthey PLC	1,499	56,343
Kingfisher PLC	15,327	38,972
Land Securities Group PLC	5,213	54,892
Legal & General Group PLC	42,350	129,345
Lloyds Banking Group PLC	550,086	366,045
London Stock Exchange Group PLC	2,251	202,265
Marks & Spencer Group PLC	14,764	33,483
Meggitt PLC	6,155	48,056
Melrose Industries PLC	36,168	89,652
Merlin Entertainments PLC	7,920	44,055
Micro Focus International PLC	2,629	36,747
Mondi PLC	3,908	74,887
National Grid PLC	27,107	293,932
Next PLC	1,054	80,167
Ocado Group PLC(b)	3,571	58,067
Pearson PLC	5,491	49,826
Persimmon PLC	2,379	63,475
Porvair PLC	144,860	1,082,924
Prudential PLC	123,001	2,230,728
Reckitt Benckiser Group PLC	19,743	1,540,006
RELX PLC	112,507	2,673,546
Rentokil Initial PLC	13,743	79,048
Rio Tinto Ltd.	2,753	172,194
Rio Tinto PLC	8,899	460,539
Rolls-Royce Holdings PLC(b)	11,978	116,701
Investments	Shares	Value
COMMON STOCKS – (continued)
BRITAIN – (continued)
Royal Bank of Scotland Group PLC	35,040	$89,441
RSA Insurance Group PLC	144,295	947,766
Sage Group PLC (The)	7,541	64,107
Scapa Group PLC	219,667	580,697
Schroders PLC	988	37,355
Segro PLC	7,344	73,214
Severn Trent PLC	1,822	48,501
Smith & Nephew PLC	6,270	151,025
Smiths Group PLC	2,778	53,626
Spirax-Sarco Engineering PLC	581	56,042
SSE PLC	9,214	141,104
St James’s Place PLC	3,772	45,423
Standard Chartered PLC	24,957	209,953
Standard Life Aberdeen PLC	26,800	94,177
SThree PLC	221,236	824,223
Taylor Wimpey PLC	23,658	46,978
Tesco PLC	369,174	1,093,942
Unilever N.V.	37,550	2,257,159
Unilever PLC	43,405	2,609,724
United Utilities Group PLC	5,067	51,448
Vodafone Group PLC	215,213	428,676
Weir Group PLC (The)	41,239	722,805
Whitbread PLC	1,781	94,031
Wm Morrison Supermarkets PLC	16,546	40,749
WPP PLC	9,164	114,704
Total Britain		47,715,965
CANADA – 6.0%
Agnico Eagle Mines Ltd.	1,904	102,037
Alimentation Couche-Tard, Inc., Class B	7,000	214,515
AltaGas Ltd.	2,400	35,234
Atco Ltd., Class I	1,100	40,252
Aurora Cannabis, Inc.(b)	6,200	27,236
Bank of Montreal	5,300	390,364
Bank of Nova Scotia (The)	9,800	556,629
Barrick Gold Corp.	14,080	244,322
BCE, Inc.	1,200	58,041
BlackBerry Ltd.(b)	4,300	22,525
Bombardier, Inc., Class B(b)	18,100	24,455
Brookfield Asset Management, Inc., Class A	41,800	2,219,595
CAE, Inc.	2,300	58,435
Cameco Corp.	57,100	542,188
Canadian Imperial Bank of Commerce	3,600	297,027

See Notes to Financial Statements.
42   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Canadian National Railway Co.	17,800	$1,598,285
Canadian Natural Resources Ltd.	10,300	274,050
Canadian Pacific Railway Ltd.	1,100	244,452
Canadian Tire Corp. Ltd., Class A	500	56,108
Canadian Utilities Ltd., Class A	1,000	29,475
Canopy Growth Corp.(b)	1,600	36,653
CCL Industries, Inc., Class B	1,200	48,404
Cenovus Energy, Inc.	7,900	74,119
CGI, Inc.(b)	2,000	158,146
CI Financial Corp.	1,900	27,722
Constellation Software, Inc.	200	199,743
Cronos Group, Inc.(b)	1,300	11,746
Dollarama, Inc.	2,400	85,921
Emera, Inc.	900	39,509
Empire Co., Ltd., Class A	1,900	51,442
Enbridge, Inc.	16,000	561,573
Encana Corp.	15,700	71,932
Fairfax Financial Holdings Ltd.	200	88,161
First Capital Realty, Inc.	2,000	33,317
First Quantum Minerals Ltd.	5,400	45,365
Fortis, Inc.	3,529	149,194
Franco-Nevada Corp.	1,500	136,680
George Weston Ltd.	562	47,281
Gildan Activewear, Inc.	1,800	63,883
Great-West Lifeco, Inc.	2,300	55,224
H&R Real Estate Investment Trust	1,600	27,934
Heroux-Devtek, Inc.(b)	80,385	1,043,606
Husky Energy, Inc.	2,900	20,401
Hydro One Ltd.	2,800	51,758
iA Financial Corp., Inc.	800	36,406
IGM Financial, Inc.	700	19,877
Imperial Oil Ltd.	2,100	54,685
Intact Financial Corp.	1,100	110,710
Inter Pipeline Ltd.	3,000	52,648
Keyera Corp.	1,700	41,279
Kinross Gold Corp.(b)	10,700	49,266
Kirkland Lake Gold Ltd.	1,700	76,156
Laurentian Bank of Canada	30,043	1,021,124
Loblaw Cos., Ltd.	1,400	79,740
Lundin Mining Corp.	5,000	23,512
Magna International, Inc.	2,600	138,591
Manulife Financial Corp.	15,700	287,965
Methanex Corp.	500	17,742
Investments	Shares	Value
COMMON STOCKS – (continued)
CANADA – (continued)
Metro, Inc.	2,100	$92,458
National Bank of Canada	34,800	1,731,529
Nutrien Ltd.	4,900	244,103
Onex Corp.	800	49,594
Open Text Corp.	3,100	126,448
Pembina Pipeline Corp.	4,100	151,980
Power Corp. of Canada	2,590	59,665
Power Financial Corp.	2,000	46,375
PrairieSky Royalty Ltd.	2,100	29,292
Quebecor, Inc., Class B	1,600	36,327
Restaurant Brands International, Inc.	1,900	135,095
RioCan Real Estate Investment Trust	3,500	69,691
Rogers Communications, Inc., Class B	22,600	1,100,787
Royal Bank of Canada	11,700	949,088
Saputo, Inc.	2,000	61,471
Shaw Communications, Inc., Class B	3,928	77,175
ShawCor Ltd.	54,198	624,268
Shopify, Inc., Class A(b)	800	248,964
SmartCentres Real Estate Investment Trust	600	14,719
SNC-Lavalin Group, Inc.	1,500	21,127
Stars Group, Inc. (The)(b)	1,600	23,948
Sun Life Financial, Inc.	4,800	214,630
Suncor Energy, Inc.	86,100	2,715,869
TC Energy Corp.	7,380	382,132
Teck Resources Ltd., Class B	4,200	68,095
TELUS Corp.	1,600	56,942
Thomson Reuters Corp.	1,630	108,946
TMX Group Ltd.	16,300	1,406,757
Toronto-Dominion Bank (The)	14,500	845,473
Tourmaline Oil Corp.	2,000	19,791
Vermilion Energy, Inc.	1,100	18,324
West Fraser Timber Co., Ltd.	500	20,002
Wheaton Precious Metals Corp.	3,410	89,417
WSP Global, Inc.	800	46,756
Total Canada		24,061,878
CHILE – 0.1%
Aguas Andinas S.A., Class A	13,997	7,655
Antofagasta PLC	3,095	34,211
Banco de Chile	660,587	92,499
Banco de Credito e Inversiones S.A.	265	16,690

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   43

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHILE – (continued)
Banco Santander Chile	353,053	$24,873
Cencosud S.A.	7,663	12,611
Cia Cervecerias Unidas S.A.	791	8,836
Colbun S.A.	42,241	7,619
Empresa Nacional de Telecomunicaciones S.A.(b)	808	7,085
Empresas CMPC S.A.	6,691	15,563
Empresas COPEC S.A.	5,345	50,397
Enel Americas S.A.	205,285	37,586
Enel Chile S.A.	150,167	12,981
Itau CorpBanca	822,850	6,230
Latam Airlines Group S.A.	1,623	17,941
SACI Falabella	4,034	22,545
Total Chile		375,322
CHINA – 5.0%
3SBio, Inc.(b)	5,500	9,123
51job, Inc., ADR(b)	200	14,800
58.com, Inc., ADR(b)	16,900	833,339
AAC Technologies Holdings, Inc.	6,500	34,417
AECC Aviation Power Co., Ltd., Class A	14,300	43,811
Agile Group Holdings Ltd.	8,000	9,717
Agricultural Bank of China Ltd., Class A	49,700	24,090
Agricultural Bank of China Ltd., Class H	227,000	88,915
Air China Ltd., Class H	10,000	8,804
Alibaba Group Holding Ltd., ADR(b)	11,500	1,923,145
Aluminum Corp. of China Ltd., Class H(b)	22,000	6,933
Angang Steel Co., Ltd., Class H	15,600	5,692
Anhui Conch Cement Co., Ltd., Class A	5,100	29,535
Anhui Conch Cement Co., Ltd., Class H	9,000	53,453
ANTA Sports Products Ltd.	9,000	74,467
Autohome, Inc., ADR(b)	500	41,565
AVIC Aircraft Co., Ltd., Class A	15,900	34,636
AviChina Industry & Technology Co., Ltd., Class H	11,000	5,403
BAIC Motor Corp. Ltd., Class H	9,000	5,558
Baidu, Inc., ADR(b)	2,100	215,796
Bank of China Ltd., Class H	857,000	336,777
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Bank of Communications Co., Ltd., Class H	76,000	$49,647
Baozun, Inc., ADR(b)	300	12,810
BBMG Corp., Class H	28,000	8,038
BeiGene Ltd., ADR(b)	200	24,492
Beijing Capital International Airport Co., Ltd., Class H	10,000	8,536
BYD Co., Ltd., Class H	6,000	29,971
BYD Electronic International Co., Ltd.	3,500	5,243
CGN Power Co., Ltd., Class H	57,000	14,400
China Cinda Asset Management Co., Ltd., Class H	47,000	9,235
China CITIC Bank Corp. Ltd., Class H	48,000	25,599
China Coal Energy Co., Ltd., Class H	25,000	10,175
China Communications Construction Co., Ltd., Class H	74,000	57,877
China Communications Services Corp. Ltd., Class H	12,000	6,798
China Conch Venture Holdings Ltd.	8,500	31,451
China Construction Bank Corp., Class H	800,000	610,383
China Eastern Airlines Corp. Ltd., Class H(b)	14,000	6,806
China Everbright Bank Co., Ltd., Class A	46,200	25,500
China Everbright Bank Co., Ltd., Class H	14,000	5,966
China Evergrande Group(b)	18,000	38,353
China Galaxy Securities Co., Ltd., Class H	18,000	9,577
China Huarong Asset Management Co., Ltd., Class H	54,000	8,130
China International Capital Corp. Ltd., Class H	7,600	14,739
China International Travel Service Corp. Ltd., Class A	1,800	23,466
China Life Insurance Co., Ltd., Class A	5,700	21,943
China Life Insurance Co., Ltd., Class H	51,000	118,167
China Literature Ltd.(b)	800	2,720
China Longyuan Power Group Corp. Ltd., Class H	17,000	9,544

See Notes to Financial Statements.
44   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
China Medical System Holdings Ltd.	7,000	$8,324
China Merchants Bank Co., Ltd., Class H	47,000	223,675
China Minsheng Banking Corp. Ltd., Class H	173,900	118,260
China Molybdenum Co., Ltd., Class H	21,000	6,966
China National Building Material Co., Ltd., Class H	20,000	17,964
China Oilfield Services Ltd., Class H	10,000	11,955
China Pacific Insurance Group Co., Ltd., Class A	4,400	21,493
China Pacific Insurance Group Co., Ltd., Class H	18,800	69,081
China Petroleum & Chemical Corp., Class H	170,000	101,076
China Railway Construction Corp. Ltd., Class A	18,600	24,649
China Railway Construction Corp. Ltd., Class H	10,500	11,481
China Railway Group Ltd., Class A	32,000	26,897
China Railway Group Ltd., Class H	21,000	12,754
China Railway Signal & Communication Corp. Ltd., Class H	16,000	9,901
China Reinsurance Group Corp., Class H	59,000	9,560
China Resources Pharmaceutical Group Ltd.	10,000	9,378
China Shenhua Energy Co., Ltd., Class H	24,000	48,198
China Southern Airlines Co., Ltd., Class H	10,000	6,060
China Spacesat Co., Ltd., Class A	11,700	35,518
China State Construction Engineering Corp. Ltd., Class A	37,500	28,525
China Telecom Corp. Ltd., Class H	106,000	48,282
China Tower Corp. Ltd., Class H	322,000	73,129
China Vanke Co., Ltd., Class H	21,800	75,933
China Yangtze Power Co., Ltd., Class A	9,100	23,240
China Zhongwang Holdings Ltd.	20,000	8,140
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	$6,917
CIFI Holdings Group Co., Ltd.	18,896	11,042
CITIC Securities Co., Ltd., Class H	19,000	35,587
CNOOC Ltd.	158,000	241,101
COSCO SHIPPING Holdings Co., Ltd., Class H(b)	13,000	4,628
Country Garden Holdings Co., Ltd.	55,000	69,682
Country Garden Services Holdings Co., Ltd.	9,000	25,951
CRRC Corp. Ltd., Class H	22,000	15,354
CSPC Pharmaceutical Group Ltd.	34,000	68,280
Ctrip.com International Ltd., ADR(b)	3,200	93,728
Dali Foods Group Co., Ltd.	10,000	6,137
Datang International Power Generation Co., Ltd., Class H	36,000	7,441
DHC Software Co., Ltd., Class A	34,900	32,952
Dongfeng Motor Group Co., Ltd., Class H	14,000	13,307
ENN Energy Holdings Ltd.	116,200	1,202,371
Fosun International Ltd.	14,000	17,327
Future Land Development Holdings Ltd.(b)	8,000	6,982
Fuyao Glass Industry Group Co., Ltd., Class H	2,800	7,770
GDS Holdings Ltd., ADR(b)	400	16,032
Geely Automobile Holdings Ltd.	35,000	59,392
Genscript Biotech Corp.(b)	6,000	11,498
GF Securities Co., Ltd., Class H(b)	7,200	7,542
GOME Retail Holdings Ltd.(b)	58,000	5,254
Great Wall Motor Co., Ltd., Class H	16,500	11,052
Greatview Aseptic Packaging Co., Ltd.	1,561,000	766,787
Guangzhou Automobile Group Co., Ltd., Class H	16,800	16,076
Guangzhou R&F Properties Co., Ltd.	5,200	7,869
Guotai Junan Securities Co., Ltd., Class H	3,000	4,670
Haidilao International Holding Ltd.	6,000	25,645

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   45

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Haitian International Holdings Ltd.	3,000	$6,147
Haitong Securities Co., Ltd., Class A	23,600	47,277
Haitong Securities Co., Ltd., Class H	28,400	29,785
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	7,000	31,674
Hengan International Group Co., Ltd.	6,000	39,348
Huaneng Power International, Inc., Class H	22,000	10,582
Huaneng Renewables Corp. Ltd., Class H	26,000	8,857
Huatai Securities Co., Ltd., Class H	8,800	13,181
Huazhu Group Ltd., ADR	800	26,416
Industrial & Commercial Bank of China Ltd., Class H	618,000	413,961
Industrial Bank Co., Ltd., Class A	11,500	28,241
Inner Mongolia Yitai Coal Co., Ltd., Class B	58,300	53,461
iQIYI, Inc., ADR(b)	700	11,291
JD.com, Inc., ADR(b)	5,500	155,155
Jiangsu Expressway Co., Ltd., Class H	6,000	7,625
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,300	25,995
Jiangxi Copper Co., Ltd., Class H	7,000	8,110
Jinduicheng Molybdenum Co., Ltd., Class A	61,293	64,827
Kaisa Group Holdings Ltd.(b)	25,000	10,973
Kingdee International Software Group Co., Ltd.	14,000	14,754
Kingsoft Corp. Ltd.(b)	4,000	8,492
Kweichow Moutai Co., Ltd., Class A	500	80,550
KWG Group Holdings Ltd.(b)	9,500	8,327
Legend Holdings Corp., Class H	3,700	7,997
Lenovo Group Ltd.	56,000	37,368
Li Ning Co., Ltd.	19,000	54,544
Logan Property Holdings Co., Ltd.	10,000	14,239
Longfor Group Holdings Ltd.	22,000	82,244
Luye Pharma Group Ltd.	12,000	8,559
Meitu, Inc.(b)	7,000	1,608
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Meituan Dianping, Class B(b)	8,500	$86,869
Metallurgical Corp. of China Ltd., Class H	35,000	7,859
Momo, Inc., ADR	1,100	34,078
NetEase, Inc., ADR	600	159,708
New China Life Insurance Co., Ltd., Class A	3,300	22,500
New China Life Insurance Co., Ltd., Class H	4,400	17,403
New Oriental Education & Technology Group, Inc., ADR(b)	1,100	121,836
NIO, Inc., ADR(b)	7,100	11,076
Noah Holdings Ltd., ADR(b)	400	11,680
Offshore Oil Engineering Co., Ltd., Class A	45,300	34,205
People’s Insurance Co. Group of China Ltd. (The), Class H	37,000	14,823
PetroChina Co., Ltd., Class H	142,000	73,014
PICC Property & Casualty Co., Ltd., Class H	50,000	58,372
Pinduoduo, Inc., ADR(b)	1,300	41,886
Ping An Bank Co., Ltd., Class A	11,800	25,771
Ping An Insurance Group Co. of China Ltd., Class A	4,400	53,650
Ping An Insurance Group Co. of China Ltd., Class H	285,000	3,274,462
Postal Savings Bank of China Co., Ltd., Class H	60,000	36,592
Power Construction Corp. of China Ltd., Class A	38,300	24,842
Semiconductor Manufacturing International Corp.(b)	16,000	20,006
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	12,356
Shanghai Electric Group Co., Ltd., Class H	16,000	5,165
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	6,714
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	103,560	116,194
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	8,515
Shanghai Pudong Development Bank Co., Ltd., Class A	15,400	25,543

See Notes to Financial Statements.
46   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Shenzhen Overseas Chinese Town Co., Ltd., Class A	33,400	$32,893
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	75,700	42,843
Shenzhou International Group Holdings Ltd.	5,000	65,325
Shui On Land Ltd.	42,500	8,459
Sihuan Pharmaceutical Holdings Group Ltd.	47,000	7,136
SINA Corp.(b)	400	15,676
Sino-Ocean Group Holding Ltd.	16,000	5,430
Sinopec Engineering Group Co., Ltd., Class H	13,500	8,474
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	5,236
Sinopharm Group Co., Ltd., Class H	6,400	20,047
Sinotrans Ltd., Class H	22,000	6,905
Sinotruk Hong Kong Ltd.	7,500	11,119
SOHO China Ltd.	11,000	3,144
Sunac China Holdings Ltd.	17,000	68,324
Suning.com Co., Ltd., Class A	20,800	30,187
Sunny Optical Technology Group Co., Ltd.	5,100	74,961
TAL Education Group, ADR(b)	3,300	112,992
Tencent Holdings Ltd.	84,800	3,572,599
Tingyi Cayman Islands Holding Corp.	10,000	14,086
Tong Ren Tang Technologies Co., Ltd., Class H	7,000	6,368
TravelSky Technology Ltd., Class H	5,000	10,386
Tsingtao Brewery Co., Ltd., Class H	2,000	12,070
Uni-President China Holdings Ltd.	12,000	12,953
Vipshop Holdings Ltd., ADR(b)	2,200	19,624
Want Want China Holdings Ltd.	46,000	36,799
Weibo Corp., ADR(b)	500	22,375
Weichai Power Co., Ltd., Class H	10,000	14,417
Wens Foodstuffs Group Co., Ltd., Class A	4,200	21,875
Wuliangye Yibin Co., Ltd., Class A	1,600	29,093
WuXi AppTec Co., Ltd., Class H	2,100	22,962
Investments	Shares	Value
COMMON STOCKS – (continued)
CHINA – (continued)
Wuxi Biologics Cayman, Inc.(b)	3,000	$30,621
Xiaomi Corp., Class B(b)	74,400	83,535
Xinyi Solar Holdings Ltd.	37,813	22,675
Yangzijiang Shipbuilding Holdings Ltd.	12,800	8,890
Yanzhou Coal Mining Co., Ltd., Class H	10,000	10,156
Yestar Healthcare Holdings Co., Ltd.(b)	2,767,500	526,121
Yihai International Holding Ltd.(b)	4,000	23,782
Yum China Holdings, Inc.	3,200	145,376
Yuzhou Properties Co., Ltd.	20,884	8,313
YY, Inc., ADR(b)	300	16,869
Zhejiang Expressway Co., Ltd., Class H	8,000	6,920
ZhongAn Online P&C Insurance Co., Ltd., Class H(b)	1,800	4,249
Zhongsheng Group Holdings Ltd.	3,000	9,473
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,900	12,007
Zijin Mining Group Co., Ltd., Class H	30,000	10,373
ZTE Corp., Class H(b)	8,000	21,231
ZTO Express Cayman, Inc., ADR	2,000	42,660
Total China		19,733,071
COLOMBIA – 0.0%(a)
Bancolombia S.A.	1,808	20,522
Cementos Argos S.A.	4,456	9,527
Ecopetrol S.A.	33,853	28,697
Grupo Argos S.A.	2,532	12,413
Grupo de Inversiones Suramericana S.A.	1,799	17,059
Interconexion Electrica S.A. ESP	3,772	19,770
Total Colombia		107,988
CZECH – 0.0%(a)
CEZ A/S	864	19,077
Komercni banka A/S	407	13,760
Moneta Money Bank A/S	2,599	8,012
Total Czech		40,849
EGYPT – 0.1%
Commercial International Bank Egypt SAE	27,179	130,219
Eastern Co. SAE	46,203	46,998

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   47

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
EGYPT – (continued)
ElSewedy Electric Co.	56,616	$46,461
Total Egypt		223,678
FINLAND – 1.1%
Elisa Oyj	934	48,152
Fortum Oyj	3,823	90,380
Kone Oyj, Class B	3,046	173,436
Metso Oyj	772	28,836
Neste Oyj	2,997	99,206
Nokia Oyj	49,304	249,886
Nokian Renkaat Oyj	805	22,707
Nordea Bank Abp	155,740	1,104,444
Orion Oyj, Class B	806	30,062
Sampo Oyj, Class A	31,242	1,242,205
Stora Enso Oyj, Class R	7,695	92,720
UPM-Kymmene Oyj	5,595	165,385
Vaisala Oyj, Class A	40,761	1,126,236
Wartsila Oyj Abp	4,420	49,501
Total Finland		4,523,156
FRANCE – 9.3%
Accor S.A.	2,178	90,802
Aeroports de Paris	222	39,489
Air Liquide S.A.	13,895	1,977,919
Airbus SE	4,588	596,082
Alstom S.A.	1,145	47,461
Amundi S.A.	19,004	1,325,659
Arkema S.A.	492	45,861
Atos SE	13,714	966,809
AXA S.A.	15,316	391,133
BioMerieux	372	30,775
BNP Paribas S.A.	9,519	463,462
Bollore S.A.	7,640	31,660
Bouygues S.A.	1,523	61,005
Bureau Veritas S.A.	2,033	48,971
Capgemini SE	1,139	134,201
Carrefour S.A.	4,269	74,727
Casino Guichard Perrachon S.A.	797	38,040
Cie de Saint-Gobain	3,540	138,903
Cie Generale des Etablissements Michelin SCA	1,211	135,161
CNP Assurances	1,719	33,219
Coface S.A.	99,912	1,134,729
Covivio	348	36,830
Credit Agricole S.A.	9,566	116,151
Danone S.A.	5,010	441,330
Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Dassault Aviation S.A.	18	$25,466
Dassault Systemes SE	11,032	1,572,181
Edenred	2,199	105,531
Eiffage S.A.	877	90,924
Electricite de France S.A.	4,265	47,741
Engie S.A.	145,460	2,374,992
EssilorLuxottica S.A.	2,533	365,122
Eurazeo SE	413	30,723
Eutelsat Communications S.A.	1,535	28,568
Faurecia SE	779	36,952
Gecina S.A.	366	57,525
Getlink SE	3,531	53,034
Hermes International	225	155,481
ICADE	379	33,894
Iliad S.A.	241	22,648
Imerys S.A.	342	13,747
Ingenico Group S.A.	488	47,605
Ipsen S.A.	292	27,721
IPSOS	32,840	936,012
JCDecaux S.A.	1,098	29,728
Kering S.A.	605	308,312
Klepierre S.A.	1,609	54,646
L’Oreal S.A.	2,085	583,817
Lectra	40,742	803,762
Legrand S.A.	2,591	184,920
LVMH Moet Hennessy Louis Vuitton SE	6,635	2,637,083
Natixis S.A.	7,008	29,064
Orange S.A.	15,848	248,652
Pernod Ricard S.A.	1,586	282,463
Peugeot S.A.	5,406	134,815
Publicis Groupe S.A.	2,092	102,882
Remy Cointreau S.A.	224	29,737
Renault S.A.	1,619	92,925
Robertet S.A.	1,587	1,269,637
Safran S.A.	28,527	4,491,386
Sanofi	35,556	3,296,439
Sartorius Stedim Biotech	181	25,331
Schneider Electric SE	4,610	404,486
SCOR SE	1,263	52,160
SEB S.A.	211	32,036
Societe BIC S.A.	303	20,344
Societe Generale S.A.	6,371	174,574
Sodexo S.A.	921	103,396
Suez	2,870	45,124
Teleperformance	525	113,815

See Notes to Financial Statements.
48   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
FRANCE – (continued)
Thales S.A.	705	$81,068
TOTAL S.A.	46,039	2,402,880
Ubisoft Entertainment S.A.(b)	553	39,986
Unibail-Rodamco-Westfield	8,898	148,780
Valeo S.A.	1,770	57,394
Veolia Environnement S.A.	3,763	95,400
Vinci S.A.	15,270	1,644,715
Vivendi S.A.	85,360	2,342,701
Wendel S.A.	299	41,258
Worldline S.A.(b)	253	15,966
Total France		36,847,928
GERMANY – 5.4%
1&1 Drillisch AG	434	13,529
adidas AG	1,518	472,621
Allianz SE	3,327	775,477
AP Moller — Maersk A/S, Class A	26	27,746
AP Moller — Maersk A/S, Class B	42	47,494
Axel Springer SE(b)	410	28,153
BASF SE	18,246	1,275,169
Bayer AG	7,277	513,093
Bayerische Motoren Werke AG	2,645	186,208
Beiersdorf AG	743	87,624
Brenntag AG	1,193	57,734
Brodrene Hartmann A/S	12,894	527,058
Carl Zeiss Meditec AG	307	35,001
Carlsberg A/S, Class B	12,146	1,795,316
Chr Hansen Holding A/S	1,057	89,715
Coloplast A/S, Class B	1,001	120,559
Commerzbank AG	7,613	44,161
Continental AG	786	100,834
Covestro AG	1,428	70,663
Daimler AG	7,171	356,567
Danske Bank A/S	5,126	71,375
Delivery Hero AG(b)	776	34,475
Demant A/S(b)	761	19,492
Deutsche Bank AG	13,963	104,570
Deutsche Boerse AG	1,511	236,168
Deutsche Lufthansa AG	1,781	28,303
Deutsche Post AG	8,110	270,886
Deutsche Telekom AG	25,552	428,729
Deutsche Wohnen SE	2,617	95,527
DSV A/S	1,788	170,135
E.ON SE	17,623	171,318
Evonik Industries AG	1,269	31,328
Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Fraport AG Frankfurt Airport Services Worldwide	353	$29,941
Fresenius Medical Care AG & Co. KGaA	1,547	104,036
Fresenius SE & Co. KGaA	3,340	156,156
GEA Group AG	1,312	35,421
Genmab A/S(b)	531	107,790
Gerresheimer AG	12,652	907,385
H Lundbeck A/S	494	16,385
Hannover Rueck SE	438	74,044
HeidelbergCement AG	1,110	80,237
Henkel AG & Co. KGaA	995	91,098
HOCHTIEF AG	178	20,294
HUGO BOSS AG	493	26,411
Infineon Technologies AG	11,161	200,867
ISS A/S	1,152	28,506
KION Group AG	550	28,925
Knorr-Bremse AG	423	39,761
KWS Saat SE & Co. KGaA	13,423	882,213
LANXESS AG	642	39,186
Merck KGaA	934	105,212
METRO AG	1,714	27,051
MTU Aero Engines AG	386	102,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,144	296,015
Novo Nordisk A/S, Class B	14,097	724,715
Novozymes A/S, Class B	2,398	100,822
Orsted A/S	1,476	137,172
Pandora A/S	731	29,336
Puma SE	690	53,397
Royal Unibrew A/S	10,263	846,217
RWE AG	4,411	137,935
SAF-Holland S.A.	71,985	508,421
SAP SE	29,133	3,425,570
Siemens AG	5,997	642,204
Siemens Healthineers AG	1,150	45,243
Symrise AG	15,914	1,546,522
Telefonica Deutschland Holding AG	7,077	19,731
thyssenkrupp AG	3,306	45,781
Tryg A/S	966	27,683
TUI AG	3,437	39,969
Uniper SE	1,559	51,130
United Internet AG	983	35,068
Vestas Wind Systems A/S	1,495	116,065
Volkswagen AG	250	42,971

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   49

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
GERMANY – (continued)
Vonovia SE	19,843	$1,006,778
Wirecard AG	941	150,513
Zalando SE(b)	856	39,074
Total Germany		21,458,851
GREECE – 0.1%
Alpha Bank AE(b)	7,437	13,886
Eurobank Ergasias S.A.(b)	35,854	34,702
Hellenic Telecommunications Organization S.A.	1,312	18,075
JUMBO S.A.	2,531	48,028
Motor Oil Hellas Corinth Refineries S.A.	677	15,806
National Bank of Greece S.A.(b)	9,213	28,047
OPAP S.A.	6,324	65,034
Total Greece		223,578
HONG KONG – 2.7%
AIA Group Ltd.	235,600	2,225,931
Alibaba Health Information Technology Ltd.(b)	18,000	15,732
Alibaba Pictures Group Ltd.(b)	70,000	11,343
ASM Pacific Technology Ltd.	1,600	19,536
Bank of East Asia Ltd. (The)	14,303	35,221
Beijing Enterprises Holdings Ltd.	2,500	11,499
Beijing Enterprises Water Group Ltd.(b)	30,000	15,349
BOC Hong Kong Holdings Ltd.	32,500	110,300
Brilliance China Automotive Holdings Ltd.	16,000	17,189
China Agri-Industries Holdings Ltd.	27,000	8,784
China Ding Yi Feng Holdings Ltd.	8,000	23,578
China Everbright International Ltd.	17,814	13,728
China Everbright Ltd.	4,000	4,680
China First Capital Group Ltd.(b)	22,000	6,428
China Gas Holdings Ltd.	15,600	60,309
China Jinmao Holdings Group Ltd.	28,000	16,040
China Mengniu Dairy Co., Ltd.(b)	19,000	71,150
China Merchants Port Holdings Co., Ltd.	8,000	12,044
China Mobile Ltd.	48,500	401,294
Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
China Overseas Land & Investment Ltd.	26,000	$81,771
China Power International Development Ltd.	49,000	10,191
China Resources Beer Holdings Co., Ltd.	12,000	63,616
China Resources Cement Holdings Ltd.	14,000	14,040
China Resources Gas Group Ltd.	10,000	49,441
China Resources Land Ltd.	18,000	75,443
China Resources Power Holdings Co., Ltd.	10,000	12,134
China State Construction International Holdings Ltd.	10,000	9,403
China Taiping Insurance Holdings Co., Ltd.	14,600	32,599
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	7,349
China Unicom Hong Kong Ltd.	44,000	46,708
CITIC Ltd.	42,000	53,051
CK Asset Holdings Ltd.	22,500	152,436
CK Hutchison Holdings Ltd.	19,500	172,168
CK Infrastructure Holdings Ltd.	3,500	23,556
CLP Holdings Ltd.	11,000	115,576
COSCO SHIPPING Ports Ltd.	8,356	6,674
Dairy Farm International Holdings Ltd.	2,300	14,490
Far East Horizon Ltd.	12,000	11,146
Galaxy Entertainment Group Ltd.	18,000	111,959
Guangdong Investment Ltd.	26,000	50,887
Haier Electronics Group Co., Ltd.	12,000	31,310
Hang Lung Properties Ltd.	37,000	84,030
Hang Seng Bank Ltd.	7,700	166,031
Henderson Land Development Co., Ltd.	10,560	49,178
HK Electric Investments & HK Electric Investments Ltd.	14,000	13,343
HKT Trust & HKT Ltd.,	34,000	53,965
Hong Kong & China Gas Co., Ltd.	69,850	136,176
Hong Kong Exchanges & Clearing Ltd.	9,800	287,584
Hongkong Land Holdings Ltd.	8,900	50,018
Hutchison China MediTech Ltd., ADR(b)	300	5,352

See Notes to Financial Statements.
50   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Hysan Development Co., Ltd.	7,000	$28,223
Jardine Matheson Holdings Ltd.	1,500	80,250
Jardine Strategic Holdings Ltd.	1,600	47,808
Kerry Properties Ltd.	3,500	10,784
Kingboard Holdings Ltd.	3,500	9,266
Kingboard Laminates Holdings Ltd.	5,500	4,961
Kunlun Energy Co., Ltd.	18,000	15,502
Lee & Man Paper Manufacturing Ltd.	8,000	4,328
Link REIT	20,000	220,600
Mandarin Oriental International Ltd.	509,807	795,299
Melco Resorts & Entertainment Ltd., ADR	2,100	40,761
MTR Corp. Ltd.	14,049	78,870
New World Development Co., Ltd.	45,000	58,448
Nine Dragons Paper Holdings Ltd.	9,000	7,579
NWS Holdings Ltd.	8,000	12,391
PCCW Ltd.	145,000	81,401
Pico Far East Holdings Ltd.	2,098,000	663,848
Power Assets Holdings Ltd.	10,000	67,175
Shanghai Industrial Holdings Ltd.	3,000	5,588
Shanghai Industrial Urban Development Group Ltd.	3,000	379
Shangri-La Asia Ltd.	6,000	6,124
Shenzhen International Holdings Ltd.	7,556	14,519
Shenzhen Investment Ltd.	34,000	12,537
Shimao Property Holdings Ltd.	6,500	18,992
Sino Biopharmaceutical Ltd.	50,000	63,539
Sino Land Co., Ltd.	24,754	37,205
Sitoy Group Holdings Ltd.	2,942,000	465,453
SJM Holdings Ltd.	11,000	10,456
SmarTone Telecommunications Holdings Ltd.	776,500	674,683
SSY Group Ltd.	8,000	6,328
Sun Art Retail Group Ltd.	13,000	13,203
Sun Hung Kai Properties Ltd.	13,000	187,096
Swire Pacific Ltd., Class A	4,500	41,884
Swire Properties Ltd.	12,200	38,292
Techtronic Industries Co., Ltd.	10,500	73,079
Towngas China Co., Ltd.(b)	11,288	8,469
Investments	Shares	Value
COMMON STOCKS – (continued)
HONG KONG – (continued)
Vinda International Holdings Ltd.	476,000	$861,181
Vitasoy International Holdings Ltd.	6,000	24,306
Wasion Holdings Ltd.	1,284,000	496,385
WH Group Ltd.	84,500	75,684
Wharf Holdings Ltd. (The)	7,000	15,272
Wharf Real Estate Investment Co., Ltd.	10,000	54,608
Wheelock & Co., Ltd.	8,000	45,575
Yue Yuen Industrial Holdings Ltd.	4,000	10,947
Yuexiu Property Co., Ltd.	34,000	7,375
Total Hong Kong		10,568,413
HUNGARY – 0.0%(a)
MOL Hungarian Oil & Gas PLC	1,974	18,570
OTP Bank Nyrt	1,915	79,729
Richter Gedeon Nyrt	748	12,101
Total Hungary		110,400
INDIA – 1.1%
Dr Reddy’s Laboratories Ltd., ADR	6,000	227,340
GAIL India Ltd., GDR	16,000	177,600
ICICI Bank Ltd., ADR	127,305	1,550,575
Infosys Ltd., ADR	40,000	454,800
Larsen & Toubro Ltd., GDR	19,766	411,133
Mahindra & Mahindra Ltd., GDR	32,202	249,566
Reliance Industries Ltd., GDR	15,278	569,869
State Bank of India, GDR(b)	6,000	230,400
Tata Motors Ltd., ADR(b)	12,000	100,680
Tata Steel Ltd., GDR	27,000	134,190
Vedanta Ltd., ADR	18,000	156,240
Wipro Ltd., ADR	53,333	194,665
Total India		4,457,058
INDONESIA – 0.5%
Adaro Energy Tbk PT	77,000	6,998
Astra International Tbk PT	144,700	67,279
Bank Central Asia Tbk PT	95,200	203,545
Bank Mandiri Persero Tbk PT	135,400	66,531
Bank Negara Indonesia Persero Tbk PT	117,200	60,685
Bank Rakyat Indonesia Persero Tbk PT	545,200	158,240
Barito Pacific Tbk PT	386,200	26,935
Charoen Pokphand Indonesia Tbk PT	67,200	25,327

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   51

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
INDONESIA – (continued)
Gudang Garam Tbk PT	9,100	$33,576
Hanjaya Mandala Sampoerna Tbk PT	49,800	8,034
Indah Kiat Pulp & Paper Corp. Tbk PT	16,200	7,390
Indocement Tunggal Prakarsa Tbk PT	26,100	34,429
Indofood CBP Sukses Makmur Tbk PT	12,500	10,589
Indofood Sukses Makmur Tbk PT	23,500	12,747
Kalbe Farma Tbk PT	112,900	13,322
Perusahaan Gas Negara Tbk PT	58,400	8,640
Semen Indonesia Persero Tbk PT	46,600	37,917
Surya Citra Media Tbk PT	31,300	2,558
Telekomunikasi Indonesia Persero Tbk PT	444,300	134,902
Telekomunikasi Indonesia Persero Tbk PT, ADR	35,900	1,080,949
Unilever Indonesia Tbk PT	28,700	94,015
United Tractors Tbk PT	9,000	13,045
Total Indonesia		2,107,653
IRELAND – 2.1%
Accenture PLC, Class A	9,700	1,865,795
AerCap Holdings N.V.(b)	1,000	54,750
CRH PLC	7,709	264,263
DCC PLC	752	65,611
Flutter Entertainment PLC	632	59,136
Grafton Group PLC	99,991	934,374
Irish Continental Group PLC	180,237	821,158
James Hardie Industries PLC	3,662	61,446
Kerry Group PLC, Class A	1,464	171,217
Medtronic PLC	28,500	3,095,670
Ryanair Holdings PLC, ADR(b)	16,200	1,075,356
Total Ireland		8,468,776
ISLE OF MAN – 0.0%(a)
GVC Holdings PLC	4,004	36,598
ISRAEL – 0.5%
Azrieli Group Ltd.	494	38,795
Bank Hapoalim BM(b)	10,835	85,402
Bank Leumi Le-Israel BM	173,594	1,235,445
Check Point Software Technologies Ltd.(b)	900	98,550
CyberArk Software Ltd.(b)	300	29,946
Elbit Systems Ltd.	126	20,878
Investments	Shares	Value
COMMON STOCKS – (continued)
ISRAEL – (continued)
Israel Chemicals Ltd.	8,256	$40,992
Israel Discount Bank Ltd., Class A	18,541	81,551
Mizrahi Tefahot Bank Ltd.	2,058	51,150
Nice Ltd.(b)	527	77,468
Teva Pharmaceutical Industries Ltd., ADR(b)	7,400	50,912
Wix.com Ltd.(b)	300	35,022
Total Israel		1,846,111
ITALY – 0.8%
Assicurazioni Generali SpA	9,604	186,119
Atlantia SpA	3,697	89,416
Banca IFIS SpA	41,194	687,410
Biesse SpA	32,229	373,059
Davide Campari-Milano SpA	4,870	44,004
Enel SpA	64,593	482,332
Eni SpA	19,203	293,736
Ferrari N.V.	896	138,237
FinecoBank Banca Fineco SpA	5,661	59,925
Intesa Sanpaolo SpA	112,684	267,195
Leonardo SpA	3,508	41,256
Mediobanca Banca di Credito Finanziario SpA	4,838	52,837
Moncler SpA	1,412	50,326
Pirelli & C SpA	3,701	21,896
Poste Italiane SpA	4,376	49,747
Prysmian SpA	1,853	39,788
Recordati SpA	918	39,383
Snam SpA	16,813	84,920
Telecom Italia SpA(b)	87,857	50,130
Telecom Italia SpA	52,245	28,563
Terna Rete Elettrica Nazionale SpA	10,390	66,747
UniCredit SpA	17,841	210,403
Total Italy		3,357,429
JAPAN – 15.4%
ABC-Mart, Inc.	300	19,061
Acom Co., Ltd.	3,800	14,901
Advantest Corp.	2,000	88,324
Aeon Co., Ltd.	5,700	104,406
AEON Financial Service Co., Ltd.	900	13,534
Aeon Mall Co., Ltd.	900	14,192
AGC, Inc.	1,100	34,081
Air Water, Inc.	1,100	19,655
Aisin Seiki Co., Ltd.	1,000	31,399

See Notes to Financial Statements.
52   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Ajinomoto Co., Inc.	2,900	$54,714
Alfresa Holdings Corp.	1,300	29,012
Alps Alpine Co., Ltd.	1,100	20,520
Amada Holdings Co., Ltd.	2,400	25,837
ANA Holdings, Inc.	800	26,887
Aozora Bank Ltd.	800	19,992
Ariake Japan Co., Ltd.	14,600	1,136,943
Asahi Group Holdings Ltd.	23,900	1,182,566
Asahi Intecc Co., Ltd.	1,200	31,486
Asahi Kasei Corp.	8,600	84,628
Astellas Pharma, Inc.	17,500	249,006
Bandai Namco Holdings, Inc.	1,700	105,813
Bank of Kyoto Ltd. (The)	400	15,630
Benesse Holdings, Inc.	600	15,571
Bridgestone Corp.	5,100	197,349
Brother Industries Ltd.	1,500	27,135
Calbee, Inc.	600	18,645
Canon, Inc.	8,200	218,603
Casio Computer Co., Ltd.	1,400	21,688
Central Japan Railway Co.	1,300	267,154
Chiba Bank Ltd. (The)	3,700	19,026
Chubu Electric Power Co., Inc.	5,400	78,160
Chugai Pharmaceutical Co., Ltd.	1,500	116,532
Chugoku Electric Power Co., Inc. (The)	2,000	25,692
Coca-Cola Bottlers Japan Holdings, Inc.	900	20,177
Concordia Financial Group Ltd.	6,500	24,888
Credit Saison Co., Ltd.	1,200	16,081
CyberAgent, Inc.	600	23,029
Dai Nippon Printing Co., Ltd.	1,600	41,300
Dai-ichi Life Holdings, Inc.	7,200	108,474
Daicel Corp.	2,000	16,888
Daifuku Co., Ltd.	700	36,060
Daiichi Sankyo Co., Ltd.	5,000	314,636
Daikin Industries Ltd.	2,300	301,632
Daiseki Co., Ltd.	37,100	946,672
Daito Trust Construction Co., Ltd.	500	63,861
Daiwa House Industry Co., Ltd.	73,800	2,392,997
Daiwa House REIT Investment Corp.	12	33,739
Daiwa Securities Group, Inc.	10,000	44,523
Denso Corp.	3,000	131,764
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Dentsu, Inc.	2,100	$73,901
Disco Corp.	200	37,845
East Japan Railway Co.	2,500	238,382
Eisai Co., Ltd.	1,700	86,333
Electric Power Development Co., Ltd.	1,000	22,798
EPS Holdings, Inc.	56,000	663,454
FamilyMart Co., Ltd.	2,000	48,703
FANUC Corp.	1,400	263,362
Fast Retailing Co., Ltd.	500	296,925
Fuji Electric Co., Ltd.	800	24,453
FUJIFILM Holdings Corp.	2,600	113,979
Fujitec Co., Ltd.	43,200	556,156
Fujitsu Ltd.	2,100	168,097
Fukuoka Financial Group, Inc.	1,000	18,876
GMO Payment Gateway, Inc.	400	26,747
Hakuhodo DY Holdings, Inc.	1,600	23,099
Hamamatsu Photonics KK	900	33,378
Hankyu Hanshin Holdings, Inc.	1,400	53,928
Hikari Tsushin, Inc.	200	43,246
Hino Motors Ltd.	6,700	55,149
Hirose Electric Co., Ltd.	200	24,490
Hisamitsu Pharmaceutical Co., Inc.	400	17,480
Hitachi Chemical Co., Ltd.	900	29,341
Hitachi Construction Machinery Co., Ltd.	800	19,274
Hitachi High-Technologies Corp.	500	28,855
Hitachi Ltd.	32,400	1,205,505
Hitachi Metals Ltd.	1,700	18,332
Honda Motor Co., Ltd.	13,000	336,467
Hoshizaki Corp.	15,100	1,185,656
Hoya Corp.	3,100	252,845
Hulic Co., Ltd.	2,200	22,483
Idemitsu Kosan Co., Ltd.	1,474	41,647
IHI Corp.	1,000	21,716
Iida Group Holdings Co., Ltd.	1,100	17,885
Inpex Corp.	8,300	76,080
Isetan Mitsukoshi Holdings Ltd.	2,300	18,336
Isuzu Motors Ltd.	3,500	38,536
ITOCHU Corp.	12,300	253,792
J Front Retailing Co., Ltd.	1,700	19,873
Japan Airlines Co., Ltd.	800	23,765
Japan Airport Terminal Co., Ltd.	400	17,313

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   53

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Japan Exchange Group, Inc.	3,100	$48,711
Japan Post Bank Co., Ltd.	2,800	27,113
Japan Post Holdings Co., Ltd.	10,600	97,545
Japan Prime Realty Investment Corp.	6	28,467
Japan Real Estate Investment Corp.	12	80,462
Japan Retail Fund Investment Corp.	18	38,056
Japan Tobacco, Inc.	10,200	223,197
JFE Holdings, Inc.	2,800	33,665
JGC Corp.	1,400	18,295
JSR Corp.	1,400	22,387
JTEKT Corp.	5,000	57,295
JXTG Holdings, Inc.	21,600	98,366
Kajima Corp.	3,000	39,316
Kakaku.com, Inc.	1,000	24,583
Kamigumi Co., Ltd.	900	20,376
Kaneka Corp.	400	12,449
Kansai Electric Power Co., Inc. (The)	5,400	60,355
Kansai Paint Co., Ltd.	1,100	25,545
Kao Corp.	22,700	1,676,179
Kawasaki Heavy Industries Ltd.	1,000	22,123
KDDI Corp.	64,300	1,679,977
Keihan Holdings Co., Ltd.	700	31,108
Keikyu Corp.	1,600	31,001
Keio Corp.	1,000	62,243
Keisei Electric Railway Co., Ltd.	900	36,999
Keyence Corp.	700	433,110
Kikkoman Corp.	900	42,950
Kintetsu Group Holdings Co., Ltd.	1,500	78,104
Kintetsu World Express, Inc.	55,700	781,989
Kirin Holdings Co., Ltd.	6,900	146,009
Kobayashi Pharmaceutical Co., Ltd.	300	22,807
Kobe Steel Ltd.	2,400	12,785
Koito Manufacturing Co., Ltd.	700	34,183
Komatsu Ltd.	7,800	178,543
Konami Holdings Corp.	600	28,966
Konica Minolta, Inc.	3,200	22,256
Kose Corp.	400	67,514
Kubota Corp.	75,000	1,133,757
Kuraray Co., Ltd.	1,900	23,318
Kurita Water Industries Ltd.	700	18,729
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Kyocera Corp.	2,200	$136,425
Kyowa Kirin Co., Ltd.	1,700	32,986
Kyushu Electric Power Co., Inc.	2,300	21,697
Kyushu Railway Co.	1,100	35,047
Lawson, Inc.	300	15,343
LINE Corp.(b)	500	17,873
Lion Corp.	1,600	31,534
LIXIL Group Corp.	1,700	29,873
M3, Inc.	3,700	89,040
Makita Corp.	42,500	1,336,416
Mani, Inc.	49,500	1,300,620
Marubeni Corp.	9,500	63,058
Marui Group Co., Ltd.	63,000	1,329,628
Maruichi Steel Tube Ltd.	500	13,193
Mazda Motor Corp.	3,500	31,059
McDonald’s Holdings Co. Japan Ltd.	900	43,533
Mebuki Financial Group, Inc.	5,400	13,285
Medipal Holdings Corp.	1,200	26,702
MEIJI Holdings Co., Ltd.	900	65,591
Mercari, Inc.(b)	800	19,866
MINEBEA MITSUMI, Inc.	2,500	39,561
MISUMI Group, Inc.	1,700	39,982
Mitsubishi Chemical Holdings Corp.	13,700	97,576
Mitsubishi Corp.	11,200	274,601
Mitsubishi Electric Corp.	18,900	250,398
Mitsubishi Estate Co., Ltd.	9,600	185,030
Mitsubishi Gas Chemical Co., Inc.	1,200	16,004
Mitsubishi Heavy Industries Ltd.	2,100	82,194
Mitsubishi Materials Corp.	800	21,568
Mitsubishi Motors Corp.	4,400	19,085
Mitsubishi Tanabe Pharma Corp.	1,700	18,631
Mitsubishi UFJ Financial Group, Inc.	95,600	484,874
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,200	18,468
Mitsui & Co., Ltd.	11,000	179,866
Mitsui Chemicals, Inc.	1,200	26,813
Mitsui Fudosan Co., Ltd.	7,100	175,916
Mitsui OSK Lines Ltd.	800	20,199
Mizuho Financial Group, Inc.	194,600	298,042
MonotaRO Co., Ltd.	800	20,909

See Notes to Financial Statements.
54   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
MS&AD Insurance Group Holdings, Inc.	3,300	$106,821
Murata Manufacturing Co., Ltd.	4,500	215,792
Nabtesco Corp.	800	24,749
Nagoya Railroad Co., Ltd.	1,200	35,847
NEC Corp.	1,600	67,477
Nexon Co., Ltd.(b)	85,000	1,030,613
NGK Insulators Ltd.	6,200	88,248
NGK Spark Plug Co., Ltd.	1,100	20,937
NH Foods Ltd.	700	28,129
Nidec Corp.	14,300	1,920,333
Nikon Corp.	2,100	26,181
Nintendo Co., Ltd.	900	333,114
Nippon Building Fund, Inc.	11	84,439
Nippon Electric Glass Co., Ltd.	700	15,563
Nippon Express Co., Ltd.	500	25,480
Nippon Paint Holdings Co., Ltd.	900	46,696
Nippon Prologis REIT, Inc.	12	32,862
Nippon Steel Corp.	5,200	72,403
Nippon Telegraph & Telephone Corp.	5,500	262,271
Nippon Yusen KK	1,100	18,363
Nissan Chemical Corp.	800	33,258
Nissan Motor Co., Ltd.	15,400	96,011
Nisshin Seifun Group, Inc.	1,400	25,870
Nissin Foods Holdings Co., Ltd.	400	28,855
Nitori Holdings Co., Ltd.	700	102,354
Nitto Denko Corp.	1,400	67,381
Nomura Holdings, Inc.	23,800	100,791
Nomura Real Estate Holdings, Inc.	1,000	21,586
Nomura Real Estate Master Fund, Inc.	25	45,133
Nomura Research Institute Ltd.	2,100	41,777
NSK Ltd.	8,500	71,538
NTT Data Corp.	4,000	51,570
NTT DOCOMO, Inc.	10,600	269,889
Obayashi Corp.	6,700	66,675
Obic Co., Ltd.	400	45,577
Odakyu Electric Railway Co., Ltd.	1,900	45,477
Oji Holdings Corp.	7,900	36,824
Olympus Corp.	8,800	118,500
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Omron Corp.	1,200	$65,591
Ono Pharmaceutical Co., Ltd.	2,200	39,819
Oracle Corp. Japan	300	25,998
Oriental Land Co., Ltd.	1,900	288,888
ORIX Corp.	76,800	1,144,276
Osaka Gas Co., Ltd.	2,300	43,969
Otsuka Corp.	700	27,871
Otsuka Holdings Co., Ltd.	2,700	100,883
Pan Pacific International Holdings Corp.	4,000	66,775
Panasonic Corp.	18,000	145,765
Park24 Co., Ltd.	800	18,556
PeptiDream, Inc.(b)	1,100	52,190
Persol Holdings Co., Ltd.	1,300	24,551
Pigeon Corp.	800	32,962
Pola Orbis Holdings, Inc.	600	13,423
Rakuten, Inc.	8,500	83,723
Recruit Holdings Co., Ltd.	9,600	291,751
Renesas Electronics Corp.(b)	5,200	33,761
Resona Holdings, Inc.	12,700	54,382
Ricoh Co., Ltd.	4,400	39,595
Rinnai Corp.	300	20,143
Rion Co., Ltd.	52,300	1,160,395
Rohm Co., Ltd.	600	45,780
Ryohin Keikaku Co., Ltd.	2,000	37,327
Sakata Seed Corp.	27,700	945,323
Sankyo Co., Ltd.	400	13,743
Santen Pharmaceutical Co., Ltd.	2,400	41,685
SBI Holdings, Inc.	1,400	29,923
Secom Co., Ltd.	2,000	182,345
Sega Sammy Holdings, Inc.	1,300	18,179
Seibu Holdings, Inc.	1,600	27,864
Seiko Epson Corp.	1,900	26,710
Sekisui Chemical Co., Ltd.	2,400	37,135
Sekisui House Ltd.	5,200	102,197
Seven & i Holdings Co., Ltd.	6,300	240,755
Seven Bank Ltd.	5,200	14,235
SG Holdings Co., Ltd.	800	19,570
Sharp Corp.	1,200	13,262
Shimadzu Corp.	1,300	32,799
Shimamura Co., Ltd.	200	15,834
Shimano, Inc.	500	75,283
Shimizu Corp.	6,500	58,793
Shin-Etsu Chemical Co., Ltd.	20,800	2,223,797
Shinsei Bank Ltd.	48,800	710,393

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   55

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Shionogi & Co., Ltd.	1,900	$105,416
Shiseido Co., Ltd.	3,500	279,320
Shizuoka Bank Ltd. (The)	2,800	20,846
SHO-BOND Holdings Co., Ltd.	28,000	981,457
Showa Denko KK	1,000	26,127
SMC Corp.	400	170,543
Softbank Corp.	13,700	185,496
SoftBank Group Corp.	13,200	517,623
Sohgo Security Services Co., Ltd.	500	26,173
Sompo Holdings, Inc.	2,300	96,084
Sony Corp.	36,900	2,166,051
Sony Financial Holdings, Inc.	1,200	25,992
Stanley Electric Co., Ltd.	800	21,131
Subaru Corp.	5,100	143,390
SUMCO Corp.	1,600	21,457
Sumitomo Chemical Co., Ltd.	30,900	138,603
Sumitomo Corp.	7,600	118,648
Sumitomo Dainippon Pharma Co., Ltd.	1,200	19,699
Sumitomo Electric Industries Ltd.	12,600	159,765
Sumitomo Heavy Industries Ltd.	800	23,676
Sumitomo Metal Mining Co., Ltd.	1,400	43,337
Sumitomo Mitsui Financial Group, Inc.	50,600	1,729,175
Sumitomo Mitsui Trust Holdings, Inc.	2,600	93,684
Sumitomo Realty & Development Co., Ltd.	2,500	95,098
Sumitomo Rubber Industries Ltd.	1,300	15,414
Sundrug Co., Ltd.	600	18,867
Suntory Beverage & Food Ltd.	900	38,456
Suzuken Co., Ltd.	500	26,821
Suzuki Motor Corp.	24,600	1,043,609
Sysmex Corp.	1,200	80,263
T&D Holdings, Inc.	3,400	36,005
Taiheiyo Cement Corp.	800	21,390
Taisei Corp.	2,000	77,410
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,780
Taiyo Nippon Sanso Corp.	1,100	22,209
Takeda Pharmaceutical Co., Ltd.	11,464	391,234
Tayca Corp.	44,200	799,177
Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
TDK Corp.	1,200	$107,320
Teijin Ltd.	1,300	24,960
Terumo Corp.	5,800	186,673
THK Co., Ltd.	800	20,961
Tobu Railway Co., Ltd.	1,200	38,844
Toho Co., Ltd.	800	35,034
Toho Gas Co., Ltd.	600	22,918
Tohoku Electric Power Co., Inc.	2,800	27,294
Tokio Marine Holdings, Inc.	4,900	261,892
Tokyo Century Corp.	300	13,859
Tokyo Electric Power Co. Holdings, Inc.(b)	9,000	44,032
Tokyo Electron Ltd.	1,400	266,275
Tokyo Gas Co., Ltd.	2,400	60,474
Tokyu Corp.	5,900	110,661
Tokyu Fudosan Holdings Corp.	3,600	22,940
Toppan Printing Co., Ltd.	1,500	26,525
Toray Industries, Inc.	145,700	1,080,841
Toshiba Corp.	5,400	164,809
Tosoh Corp.	1,600	21,131
TOTO Ltd.	900	33,669
Toyo Seikan Group Holdings Ltd.	1,200	18,601
Toyo Suisan Kaisha Ltd.	700	28,032
Toyoda Gosei Co., Ltd.	600	12,003
Toyota Industries Corp.	900	51,607
Toyota Motor Corp.	18,100	1,207,950
Toyota Tsusho Corp.	1,300	41,901
Transcosmos, Inc.	34,100	821,554
Trend Micro, Inc.	700	33,276
Tsubakimoto Chain Co.	24,100	770,086
Tsuruha Holdings, Inc.	300	32,657
Unicharm Corp.	3,700	117,031
United Urban Investment Corp.	20	38,289
USS Co., Ltd.	1,500	29,091
Welcia Holdings Co., Ltd.	300	15,094
West Japan Railway Co.	1,400	118,228
Yahoo Japan Corp.	20,100	56,512
Yakult Honsha Co., Ltd.	1,700	94,964
Yamada Denki Co., Ltd.	4,700	22,734
Yamaha Corp.	19,200	861,225
Yamaha Motor Co., Ltd.	1,800	32,596
Yamato Holdings Co., Ltd.	1,900	28,572
Yamazaki Baking Co., Ltd.	900	16,048
Yaskawa Electric Corp.	2,000	73,341

See Notes to Financial Statements.
56   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
JAPAN – (continued)
Yokogawa Electric Corp.	1,600	$29,255
Yokohama Rubber Co., Ltd. (The)	900	17,988
ZOZO, Inc.	1,200	27,657
Total Japan		61,189,077
LUXEMBOURG – 0.1%
ArcelorMittal	4,768	67,071
Aroundtown S.A.	6,200	50,710
Eurofins Scientific SE	90	41,828
Millicom International Cellular S.A., SDR	354	17,175
Reinet Investments SCA	1,198	21,713
RTL Group S.A.	357	17,168
SES S.A.	2,751	50,149
Tenaris S.A.	3,769	39,987
Total Luxembourg		305,801
MACAU – 0.0% (a)
MGM China Holdings Ltd.	5,200	8,108
Sands China Ltd.	22,800	103,270
Wynn Macau Ltd.	14,400	28,110
Total Macau		139,488
MALAYSIA – 0.2%
AirAsia Group Bhd	8,000	3,363
Alliance Bank Malaysia Bhd	5,400	3,676
AMMB Holdings Bhd	8,900	8,800
Axiata Group Bhd	14,672	15,068
CIMB Group Holdings Bhd	50,119	60,210
Dialog Group Bhd	16,600	13,480
DiGi.Com Bhd	16,600	18,832
Gamuda Bhd	9,200	8,130
Genting Bhd	12,400	16,999
Genting Malaysia Bhd	15,900	11,506
HAP Seng Consolidated Bhd	21,200	49,924
Hartalega Holdings Bhd	7,100	8,902
Hong Leong Bank Bhd	3,500	13,676
Hong Leong Financial Group Bhd	1,200	4,660
IHH Healthcare Bhd	11,000	14,922
IJM Corp. Bhd	15,500	8,107
IOI Corp. Bhd	11,800	12,485
Kuala Lumpur Kepong Bhd	7,900	43,547
Malayan Banking Bhd	42,751	86,891
Malaysia Airports Holdings Bhd	4,400	9,090
Maxis Bhd	10,500	14,043
MISC Bhd	7,200	13,413
Investments	Shares	Value
COMMON STOCKS – (continued)
MALAYSIA – (continued)
Nestle Malaysia Bhd	300	$10,439
Petronas Chemicals Group Bhd	21,900	39,438
Petronas Dagangan Bhd	1,300	7,327
Petronas Gas Bhd	3,700	14,475
PPB Group Bhd	3,000	12,997
Press Metal Aluminium Holdings Bhd	7,100	8,072
Public Bank Bhd	27,100	129,966
RHB Bank Bhd	4,300	5,792
Sime Darby Bhd	12,700	6,825
Sime Darby Plantation Bhd	12,700	14,347
SP Setia Bhd Group	8,183	2,658
Telekom Malaysia Bhd	6,000	5,159
Tenaga Nasional Bhd	23,100	75,253
Top Glove Corp. Bhd	8,400	8,928
YTL Corp. Bhd	23,400	5,142
Total Malaysia		786,542
MEXICO – 1.1%
Alfa S.A.B. de C.V., Class A	23,600	20,809
Alsea S.A.B. de C.V.(b)	7,000	16,317
America Movil S.A.B. de C.V., Series L	248,400	184,531
Arca Continental S.A.B. de C.V.	162,100	878,842
Cemex S.A.B. de C.V., Series (Unit)	125,700	48,919
Coca-Cola Femsa S.A.B. de C.V.	4,100	24,940
El Puerto de Liverpool S.A.B. de C.V.	5,900	32,319
Fibra Uno Administracion S.A. de C.V.	24,300	35,599
Fomento Economico Mexicano S.A.B. de C.V.,	17,000	155,786
Fresnillo PLC	2,783	23,392
Genomma Lab Internacional S.A.B. de C.V., Class B(b)	1,232,400	1,189,684
Gruma S.A.B. de C.V., Class B	1,820	18,631
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,800	27,024
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,610	24,547
Grupo Bimbo S.A.B. de C.V., Series A	13,100	23,898
Grupo Carso S.A.B. de C.V., Series A1	2,400	7,042

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   57

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
MEXICO – (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	213,200	$1,149,080
Grupo Financiero Inbursa S.A.B. de C.V., Class O	38,200	48,684
Grupo Mexico S.A.B. de C.V., Series B	20,400	47,832
Grupo Televisa S.A.B., , Series CPO	16,000	31,353
Industrias Penoles S.A.B. de C.V.	745	9,929
Infraestructura Energetica Nova S.A.B. de C.V.(b)	2,900	11,540
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(b)	17,200	34,567
Megacable Holdings S.A.B. de C.V., (Unit)	3,400	13,695
Orbia Advance Corp. S.A.B. de C.V.	8,400	16,465
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	10,910
Wal-Mart de Mexico S.A.B. de C.V.	50,200	148,789
Total Mexico		4,235,124
NETHERLANDS – 4.3%
ABN AMRO Bank N.V.	66,550	1,173,273
Adyen N.V.(b)	59	38,867
Aegon N.V.	13,670	56,872
Akzo Nobel N.V.	13,983	1,246,543
ASML Holding N.V.	3,414	845,618
Corbion N.V.	29,120	845,536
EXOR N.V.	1,308	87,649
Heineken Holding N.V.	782	77,861
Heineken N.V.	18,193	1,966,290
ING Groep N.V.	30,081	314,884
Koninklijke Ahold Delhaize N.V.	9,586	239,840
Koninklijke DSM N.V.	11,982	1,441,800
Koninklijke KPN N.V.	23,589	73,559
Koninklijke Philips N.V.	7,593	351,730
Koninklijke Vopak N.V.	650	33,411
NN Group N.V.	2,257	80,049
NXP Semiconductors N.V.	2,300	250,976
Prosus N.V.(b)	6,640	487,430
QIAGEN N.V.(b)	1,632	53,435
Randstad N.V.	877	43,101
Royal Dutch Shell PLC, Class A	131,263	3,847,642
Investments	Shares	Value
COMMON STOCKS – (continued)
NETHERLANDS – (continued)
Royal Dutch Shell PLC, Class B	29,386	$865,712
Sligro Food Group N.V.	29,788	842,530
Wolters Kluwer N.V.	23,736	1,732,844
Total Netherlands		16,997,452
NEW ZEALAND – 0.1%
a2 Milk Co., Ltd.(b)	5,830	48,409
Auckland International Airport Ltd.	13,901	79,649
Fisher & Paykel Healthcare Corp. Ltd.	6,009	65,097
Fletcher Building Ltd.	11,284	36,390
Meridian Energy Ltd.	26,347	85,792
Ryman Healthcare Ltd.	2,141	17,818
Spark New Zealand Ltd.	25,366	70,049
Total New Zealand		403,204
NORWAY – 1.0%
Aker BP ASA	673	18,006
Borregaard ASA	90,614	966,135
DNB ASA	7,758	136,653
Equinor ASA	69,345	1,319,039
Gjensidige Forsikring ASA	3,782	74,974
Mowi ASA	5,249	121,104
Norsk Hydro ASA	9,558	33,619
Orkla ASA	6,278	57,110
Schibsted ASA, Class B	525	14,715
Telenor ASA	57,512	1,154,014
Yara International ASA	1,814	78,122
Total Norway		3,973,491
PAKISTAN – 0.0% (a)
Habib Bank Ltd.	32,800	24,738
MCB Bank Ltd.	22,700	24,831
Total Pakistan		49,569
PERU – 0.1%
Cia de Minas Buenaventura S.A.A., ADR	1,000	15,180
Credicorp Ltd.	800	166,752
Southern Copper Corp.	500	17,065
Total Peru		198,997
PHILIPPINES – 0.1%
Aboitiz Equity Ventures, Inc.	10,560	10,809
Aboitiz Power Corp.	7,900	5,845
Alliance Global Group, Inc.	21,900	4,606
Ayala Corp.	5,680	96,932
Ayala Land, Inc.	65,900	62,874

See Notes to Financial Statements.
58   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
PHILIPPINES – (continued)
Bank of the Philippine Islands	4,800	$8,613
BDO Unibank, Inc.	18,170	50,131
Globe Telecom, Inc.	180	6,355
GT Capital Holdings, Inc.	519	8,431
International Container Terminal Services, Inc.	12,980	30,152
JG Summit Holdings, Inc.	15,340	21,458
Jollibee Foods Corp.	5,270	22,573
Manila Electric Co.	1,210	8,638
Metro Pacific Investments Corp.	505,900	48,609
Metropolitan Bank & Trust Co.	14,950	19,729
PLDT, Inc.	465	10,156
SM Investments Corp.	1,290	24,167
SM Prime Holdings, Inc.	73,300	52,610
Universal Robina Corp.	4,720	14,206
Total Philippines		506,894
POLAND – 0.1%
Alior Bank S.A.(b)	484	4,685
Bank Millennium S.A.(b)	3,247	4,627
Bank Polska Kasa Opieki S.A.	1,372	35,035
CCC S.A.	154	5,311
CD Projekt S.A.	360	21,851
Cyfrowy Polsat S.A.	3,198	21,070
Dino Polska S.A.(b)	262	10,258
Grupa Lotos S.A.	495	10,932
Jastrzebska Spolka Weglowa S.A.	283	1,537
KGHM Polska Miedz S.A.(b)	749	14,942
LPP S.A.	7	15,012
mBank S.A.(b)	79	6,848
Orange Polska S.A.(b)	3,512	4,839
PGE Polska Grupa Energetyczna S.A.(b)	4,504	8,976
Polski Koncern Naftowy ORLEN S.A.	2,121	52,204
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,279	10,885
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,112	79,540
Powszechny Zaklad Ubezpieczen S.A.	5,861	54,633
Santander Bank Polska S.A.	534	41,760
Total Poland		404,945

Investments	Shares	Value
COMMON STOCKS – (continued)
PORTUGAL – 0.1%
EDP — Energias de Portugal S.A.	26,291	$102,072
Galp Energia SGPS S.A.	5,810	87,548
Jeronimo Martins SGPS S.A.	2,754	46,467
Total Portugal		236,087
QATAR – 0.1%
Barwa Real Estate Co.	33,350	30,678
Commercial Bank PSQC (The)	25,590	30,286
Industries Qatar QSC	11,790	35,321
Masraf Al Rayan QSC	75,650	73,536
Mesaieed Petrochemical Holding Co.	41,280	33,779
Qatar Electricity & Water Co. QSC	6,880	29,188
Qatar Fuel QSC	5,190	33,534
Qatar Insurance Co. SAQ	29,697	27,318
Qatar Islamic Bank SAQ	17,180	73,593
Qatar National Bank QPSC	42,206	223,561
Total Qatar		590,794
ROMANIA – 0.0%(a)
NEPI Rockcastle PLC	3,523	30,878
RUSSIA – 0.7%
Evraz PLC	4,013	23,072
Gazprom PJSC, ADR	36,010	248,613
LUKOIL PJSC, ADR	3,257	269,484
Magnit PJSC, GDR	1,909	24,941
MMC Norilsk Nickel PJSC, ADR	5,000	128,000
Mobile TeleSystems PJSC, ADR	2,700	21,870
Novatek PJSC, GDR	622	126,142
Novolipetsk Steel PJSC, GDR	5,000	108,600
PhosAgro PJSC, GDR	624	7,968
Polyus PJSC, GDR	546	31,532
Rosneft Oil Co. PJSC, GDR	10,000	64,160
Sberbank of Russia PJSC, ADR	17,888	253,562
Severstal PJSC, GDR	8,000	114,800
Surgutneftegas PJSC, ADR	10,000	53,650
Tatneft PJSC, ADR	1,815	115,253
VTB Bank PJSC, GDR	10,000	12,950
Yandex N.V., Class A(b)	30,700	1,074,807
Total Russia		2,679,404
SINGAPORE – 1.1%
Ascendas Real Estate Investment Trust	24,400	55,079

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   59

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SINGAPORE – (continued)
BOC Aviation Ltd.	2,100	$19,385
CapitaLand Commercial Trust	53,800	80,574
CapitaLand Ltd.	13,700	34,990
CapitaLand Mall Trust	41,200	78,397
City Developments Ltd.	10,800	76,733
ComfortDelGro Corp. Ltd.	11,600	20,142
DBS Group Holdings Ltd.	174,900	3,163,550
Genting Singapore Ltd.	98,600	62,778
Golden Agri-Resources Ltd.	37,800	6,153
Jardine Cycle & Carriage Ltd.	500	10,853
Keppel Corp. Ltd.	7,800	33,465
Oversea-Chinese Banking Corp. Ltd.	28,577	224,539
SATS Ltd.	3,600	12,606
Sembcorp Industries Ltd.	5,300	7,976
Singapore Airlines Ltd.	2,900	19,177
Singapore Exchange Ltd.	15,100	92,535
Singapore Press Holdings Ltd.	8,600	12,942
Singapore Technologies Engineering Ltd.	8,400	23,338
Singapore Telecommunications Ltd.	55,900	125,377
Suntec Real Estate Investment Trust	13,500	18,558
United Overseas Bank Ltd.	11,900	220,927
UOL Group Ltd.	2,700	14,651
Venture Corp. Ltd.	1,700	18,831
Wilmar International Ltd.	14,300	38,591
Total Singapore		4,472,147
SOUTH AFRICA – 1.0%
Absa Group Ltd.	5,498	55,495
Anglo American Platinum Ltd.	570	34,363
AngloGold Ashanti Ltd.	3,137	58,844
Aspen Pharmacare Holdings Ltd.	3,274	18,580
Bid Corp. Ltd.	2,641	56,159
Bidvest Group Ltd. (The)	2,755	34,710
Capitec Bank Holdings Ltd.	332	28,222
Clicks Group Ltd.	2,254	31,997
Discovery Ltd.	3,044	22,923
Exxaro Resources Ltd.	2,097	18,083
FirstRand Ltd.	24,061	98,802
Fortress REIT Ltd., Class A	11,380	15,479
Foschini Group Ltd. (The)	2,051	22,136
Gold Fields Ltd.	7,715	38,776
Growthpoint Properties Ltd.	24,095	36,751
Investec Ltd.	2,482	13,086
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH AFRICA – (continued)
Investec PLC	5,586	$28,757
Kumba Iron Ore Ltd.	653	16,146
Liberty Holdings Ltd.	1,438	10,672
Life Healthcare Group Holdings Ltd.	11,044	16,539
Momentum Metropolitan Holdings	10,106	12,445
Mr Price Group Ltd.	54,135	565,656
MTN Group Ltd.	12,610	80,181
MultiChoice Group Ltd.(b)	3,021	23,532
Naspers Ltd., Class N	6,640	1,006,215
Nedbank Group Ltd.	3,074	46,038
Netcare Ltd.	11,482	13,305
Old Mutual Ltd.	37,911	48,455
Pick n Pay Stores Ltd.	3,269	12,852
PSG Group Ltd.	1,275	17,777
Rand Merchant Investment Holdings Ltd.	6,256	12,367
Redefine Properties Ltd.	48,718	25,187
Remgro Ltd.	4,066	43,812
RMB Holdings Ltd.	5,989	29,698
Sanlam Ltd.	175,369	863,587
Sappi Ltd.	4,788	11,871
Sasol Ltd.	3,989	66,653
Shoprite Holdings Ltd.	3,504	28,374
SPAR Group Ltd. (The)	1,570	19,801
Standard Bank Group Ltd.	9,249	106,683
Telkom S.A. SOC Ltd.	3,263	15,209
Tiger Brands Ltd.	1,437	19,979
Truworths International Ltd.	3,619	12,665
Vodacom Group Ltd.	4,845	38,274
Woolworths Holdings Ltd.	8,431	30,662
Total South Africa		3,807,798
SOUTH KOREA – 2.5%
Amorepacific Corp.	266	31,244
AMOREPACIFIC Group	166	9,076
BGF retail Co., Ltd.	45	7,411
BNK Financial Group, Inc.	1,496	8,992
Celltrion Healthcare Co., Ltd.(b)	478	20,141
Celltrion Pharm, Inc.(b)	88	2,579
Celltrion, Inc.(b)	722	98,991
Cheil Worldwide, Inc.	396	8,210
Choong Ang Vaccine Laboratory	46,916	731,500
CJ CheilJedang Corp.	47	9,214
CJ Corp.	84	5,758

See Notes to Financial Statements.
60   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
CJ ENM Co., Ltd.	62	$8,781
CJ Logistics Corp.(b)	46	5,557
Daelim Industrial Co., Ltd.	160	13,911
Daewoo Engineering & Construction Co., Ltd.(b)	954	3,852
DB Insurance Co., Ltd.	284	12,251
Doosan Bobcat, Inc.	201	5,949
E-MART, Inc.	120	11,336
Fila Korea Ltd.	320	15,490
GS Engineering & Construction Corp.	288	7,945
GS Holdings Corp.	293	12,321
GS Retail Co., Ltd.	155	5,345
Hana Financial Group, Inc.	2,087	61,503
Hankook Tire & Technology Co., Ltd.	426	11,486
Hanmi Pharm Co., Ltd.	36	8,307
Hanmi Science Co., Ltd.	74	2,450
Hanon Systems	1,072	10,755
Hanwha Chemical Corp.	615	9,229
Hanwha Corp.	237	5,003
Hanwha Life Insurance Co., Ltd.	1,744	3,470
HDC Hyundai Development Co-Engineering & Construction	202	5,548
Helixmith Co., Ltd.(b)	103	5,709
HLB, Inc.(b)	361	18,229
Hotel Shilla Co., Ltd.	180	12,972
Hyundai Department Store Co., Ltd.	81	5,289
Hyundai Engineering & Construction Co., Ltd.	447	17,302
Hyundai Glovis Co., Ltd.	108	14,085
Hyundai Heavy Industries Holdings Co., Ltd.	56	16,363
Hyundai Marine & Fire Insurance Co., Ltd.	359	7,923
Hyundai Mobis Co., Ltd.	471	99,228
Hyundai Motor Co.	1,054	118,075
Hyundai Steel Co.	459	14,927
Industrial Bank of Korea	1,446	15,957
Kakao Corp.	535	60,605
Kangwon Land, Inc.	1,972	48,717
KB Financial Group, Inc.	3,728	133,082
KCC Corp.	33	6,014
Kia Motors Corp.	3,542	135,029
Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
Korea Aerospace Industries Ltd.	419	$13,696
Korea Electric Power Corp.(b)	2,166	46,900
Korea Gas Corp.	159	5,264
Korea Investment Holdings Co., Ltd.	240	15,108
Korea Shipbuilding & Offshore Engineering Co., Ltd.(b)	210	21,770
Korea Zinc Co., Ltd.	49	18,352
Korean Air Lines Co., Ltd.	272	5,207
KT&G Corp.	855	75,411
Kumho Petrochemical Co., Ltd.	105	6,285
LG Chem Ltd.	497	124,442
LG Corp.	544	31,835
LG Display Co., Ltd.(b)	1,334	15,781
LG Electronics, Inc.	863	48,628
LG Household & Health Care Ltd.	95	103,804
LG Innotek Co., Ltd.	81	7,720
LG Uplus Corp.	1,341	15,303
Lotte Chemical Corp.	98	19,335
Lotte Corp.	167	5,061
Lotte Shopping Co., Ltd.	65	7,010
Medy-Tox, Inc.	24	7,225
Mirae Asset Daewoo Co., Ltd.	2,293	14,377
NAVER Corp.	1,216	159,605
NCSoft Corp.	258	112,376
Netmarble Corp.(b)	146	11,535
NH Investment & Securities Co., Ltd.	807	8,568
OCI Co., Ltd.	103	5,985
Orange Life Insurance Ltd.	188	4,251
Orion Corp/Republic of Korea	125	10,283
Ottogi Corp.	7	3,412
Pan Ocean Co., Ltd.(b)	1,380	5,272
Pearl Abyss Corp.(b)	32	5,297
POSCO	520	98,683
Posco International Corp.	283	4,519
S-1 Corp.	98	8,037
S-Oil Corp.	258	21,440
Samsung Biologics Co., Ltd.(b)	95	24,422
Samsung C&T Corp.	1,191	89,314
Samsung Card Co., Ltd.	166	4,878
Samsung Electro-Mechanics Co., Ltd.	479	41,247
Samsung Electronics Co., Ltd.	37,215	1,526,059

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   61

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SOUTH KOREA – (continued)
Samsung Electronics Co., Ltd., GDR	3,646	$3,711,628
Samsung Engineering Co., Ltd.(b)	900	12,641
Samsung Fire & Marine Insurance Co., Ltd.	421	78,488
Samsung Heavy Industries Co., Ltd.(b)	2,221	14,632
Samsung Life Insurance Co., Ltd.	402	23,895
Samsung SDI Co., Ltd.	380	70,844
Samsung SDS Co., Ltd.	200	31,852
Samsung Securities Co., Ltd.	359	10,610
Shinhan Financial Group Co., Ltd.	3,911	136,672
Shinsegae, Inc.	42	9,217
SillaJen, Inc.(b)	293	1,994
SK Holdings Co., Ltd.	495	84,421
SK Hynix, Inc.	4,048	278,180
SK Innovation Co., Ltd.	447	62,034
SK Materials Co., Ltd.	5,518	768,087
SK Telecom Co., Ltd.	116	23,420
Woongjin Coway Co., Ltd.	459	32,464
Woori Financial Group, Inc.	2,715	28,259
Yuhan Corp.	51	9,743
Total South Korea		10,025,889
SPAIN – 1.3%
Abertis Infraestructuras S.A.(b)	3,711	74,263
ACS Actividades de Construccion y Servicios S.A.	2,700	107,885
Aena SME S.A.	582	106,571
Amadeus IT Group S.A.	3,518	252,000
Banco Bilbao Vizcaya Argentaria S.A.	203,478	1,060,224
Banco de Sabadell S.A.	39,184	38,019
Banco Santander S.A.	141,001	574,223
Bankia S.A.	10,032	18,944
Bankinter S.A.	5,028	31,753
CaixaBank S.A.	30,917	81,212
Cellnex Telecom S.A.(b)	1,479	61,096
Enagas S.A.	1,727	40,019
Endesa S.A.	2,359	62,069
Ferrovial S.A.	4,348	125,634
Grifols S.A.	3,109	91,629
Iberdrola S.A.	49,591	515,437
Industria de Diseno Textil S.A.	8,814	272,834
Investments	Shares	Value
COMMON STOCKS – (continued)
SPAIN – (continued)
Mapfre S.A.	10,164	$27,374
Naturgy Energy Group S.A.	2,492	66,111
Red Electrica Corp. S.A.	45,705	928,324
Repsol S.A.	11,630	181,775
Siemens Gamesa Renewable Energy S.A.	2,149	29,162
Telefonica S.A.	37,478	285,985
Total Spain		5,032,543
SWEDEN – 3.1%
Ahlstrom-Munksjo Oyj	56,625	866,527
Alfa Laval AB	2,085	41,153
Assa Abloy AB, Class B	153,896	3,425,279
Atlas Copco AB, Class A	4,803	147,934
Atlas Copco AB, Class B	2,589	70,169
Avanza Bank Holding AB	107,630	876,867
BioGaia AB, Class B	21,178	931,535
Boliden AB	2,928	67,295
Cloetta AB, Class B	322,881	926,917
Electrolux AB, Series B	1,916	45,428
Epiroc AB, Class A	131,776	1,428,325
Epiroc AB, Class B	2,089	21,582
Essity AB, Class B	5,777	168,602
Hennes & Mauritz AB, Class B	6,016	116,628
Hexagon AB, Class B	2,330	112,334
Husqvarna AB, Class B	4,077	31,012
IAR Systems Group AB	39,264	935,327
ICA Gruppen AB	903	41,719
Industrivarden AB, Class C	894	19,571
Investor AB, Class B	4,211	205,801
Kinnevik AB, Class B	1,892	49,760
L E Lundbergforetagen AB, Class B	537	20,206
Lundin Petroleum AB	1,625	48,746
Sandvik AB	7,168	111,663
Securitas AB, Class B	2,506	38,389
Skandinaviska Enskilda Banken AB, Class A	13,019	119,662
Skanska AB, Class B	2,713	54,954
SKF AB, Class B	2,022	33,419
Svenska Handelsbanken AB, Class A	13,842	129,617
Swedbank AB, Class A	7,953	114,479
Swedish Match AB	1,549	64,059
Tele2 AB, Class B	3,608	53,694
Telefonaktiebolaget LM Ericsson, Class B	23,796	190,145
Telia Co. AB	20,356	91,130

See Notes to Financial Statements.
62   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
SWEDEN – (continued)
Thule Group AB	39,750	$752,678
Volvo AB, Class B	10,555	148,235
Total Sweden		12,500,841
SWITZERLAND – 6.0%
ABB Ltd.	88,995	1,748,602
Adecco Group AG	1,132	62,631
Alcon, Inc.(b)	26,404	1,539,715
Baloise Holding AG	360	64,494
Barry Callebaut AG	19	39,178
Bobst Group S.A.	14,352	736,977
Burckhardt Compression Holding AG	2,099	525,775
Chocoladefabriken Lindt & Spruengli AG	1	82,761
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	8	59,075
Cie Financiere Richemont S.A.	4,309	316,121
Clariant AG(b)	1,644	32,005
Coca-Cola HBC AG(b)	1,478	48,285
Credit Suisse Group AG(b)	28,677	351,549
Dufry AG(b)	370	30,948
EMS-Chemie Holding AG	65	40,476
Geberit AG	367	175,254
Givaudan S.A.	68	189,682
Glencore PLC(b)	87,294	262,696
Gurit Holding AG	920	1,231,522
Julius Baer Group Ltd.(b)	1,684	74,612
Kuehne + Nagel International AG	388	57,148
LafargeHolcim Ltd.(b)	4,814	236,926
LEM Holding S.A.	725	864,436
Lonza Group AG(b)	523	176,805
Nestle S.A.	23,948	2,598,156
Novartis AG	66,152	5,735,979
Pargesa Holding S.A.	1,052	80,899
Partners Group Holding AG	208	159,598
Roche Holding AG	5,682	1,653,561
Schindler Holding AG	456	101,877
SGS S.A.	55	136,336
Sika AG	925	135,314
Sonova Holding AG	499	115,994
STMicroelectronics N.V.	4,612	89,126
Straumann Holding AG	75	61,305
Swatch Group AG (The) – Registered Shares	451	22,662
Swatch Group AG (The)	384	101,920
Investments	Shares	Value
COMMON STOCKS – (continued)
SWITZERLAND – (continued)
Swiss Life Holding AG	231	$110,425
Swiss Prime Site AG(b)	539	52,736
Swiss Re AG	2,432	253,666
Swisscom AG	176	86,814
Temenos AG(b)	500	83,663
UBS Group AG(b)	112,372	1,275,662
Valiant Holding AG	8,005	795,648
Valora Holding AG(b)	3,172	859,702
Vifor Pharma AG	335	53,520
Zurich Insurance Group AG	1,145	438,245
Total Switzerland		23,950,481
TAIWAN – 2.8%
Acer, Inc.	19,000	10,901
Advantech Co., Ltd.	2,000	17,599
Airtac International Group	1,000	11,910
ASE Technology Holding Co., Ltd.	20,000	45,641
Asia Cement Corp.	14,000	19,539
Asustek Computer, Inc.	4,000	26,624
AU Optronics Corp.	53,000	13,428
Catcher Technology Co., Ltd.	4,000	30,299
Cathay Financial Holding Co., Ltd.	57,000	75,144
Chailease Holding Co., Ltd.	23,690	95,449
Chang Hwa Commercial Bank Ltd.	35,006	24,428
Cheng Shin Rubber Industry Co., Ltd.	12,000	17,715
Chicony Electronics Co., Ltd.	4,000	11,784
China Airlines Ltd.	22,000	6,439
China Development Financial Holding Corp.	81,000	24,124
China Life Insurance Co., Ltd.(b)	18,524	14,688
China Steel Corp.	93,000	68,946
Chunghwa Telecom Co., Ltd.	27,000	96,601
Compal Electronics, Inc.	27,000	15,578
CTBC Financial Holding Co., Ltd.	209,000	138,774
Delta Electronics, Inc.	26,000	111,041
E.Sun Financial Holding Co., Ltd.	151,025	127,783
Eclat Textile Co., Ltd.	1,000	13,409
Eva Airways Corp.	18,248	8,029
Evergreen Marine Corp. Taiwan Ltd.(b)	17,757	7,441
Far Eastern New Century Corp.	20,000	18,469

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   63

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Far EasTone Telecommunications Co., Ltd.	10,000	$23,369
Feng TAY Enterprise Co., Ltd.	2,200	15,778
First Financial Holding Co., Ltd.	124,815	87,704
Formosa Chemicals & Fibre Corp.	24,000	67,070
Formosa Petrochemical Corp.	7,000	22,157
Formosa Plastics Corp.	47,000	143,161
Formosa Taffeta Co., Ltd.	7,000	7,626
Foxconn Technology Co., Ltd.	6,000	12,513
Fubon Financial Holding Co., Ltd.	46,000	66,054
Giant Manufacturing Co., Ltd.	2,000	13,602
Globalwafers Co., Ltd.	1,000	10,121
Highwealth Construction Corp.(b)	6,000	9,650
Hiwin Technologies Corp.	1,030	8,981
Hon Hai Precision Industry Co., Ltd.	94,600	223,202
Hotai Motor Co., Ltd.	2,000	30,395
Hua Nan Financial Holdings Co., Ltd.	125,464	84,722
Innolux Corp.	56,000	11,913
Inventec Corp.	17,000	11,726
Largan Precision Co., Ltd.	1,000	143,435
Lite-On Technology Corp.	14,000	22,247
MediaTek, Inc.	13,000	154,620
Mega Financial Holding Co., Ltd.	89,000	82,475
Merida Industry Co., Ltd.	173,000	984,206
Micro-Star International Co., Ltd.	4,000	11,642
Nan Ya Plastics Corp.	36,000	80,878
Nanya Technology Corp.	7,000	18,163
Nien Made Enterprise Co., Ltd.	1,000	8,767
Novatek Microelectronics Corp.	4,000	22,950
Paiho Shih Holdings Corp.	597,240	822,000
Pegatron Corp.	12,000	20,887
Phison Electronics Corp.	1,000	8,912
Pou Chen Corp.	14,000	17,937
Powertech Technology, Inc.	5,000	14,053
President Chain Store Corp.	5,000	46,737
Quanta Computer, Inc.	16,000	29,190
Realtek Semiconductor Corp.	3,000	22,241
Investments	Shares	Value
COMMON STOCKS – (continued)
TAIWAN – (continued)
Ruentex Development Co., Ltd.(b)	4,200	$5,618
Ruentex Industries Ltd.(b)	3,000	6,469
Shanghai Commercial & Savings Bank Ltd. (The)	27,000	45,342
Shin Kong Financial Holding Co., Ltd.(b)	53,848	16,298
Sinmag Equipment Corp.	221,000	744,396
SinoPac Financial Holdings Co., Ltd.	65,280	25,460
Standard Foods Corp.	4,000	8,007
Synnex Technology International Corp.	10,000	11,700
TaiMed Biologics, Inc.(b)	1,000	4,803
Taishin Financial Holding Co., Ltd.	60,764	27,126
Taiwan Business Bank	30,576	12,566
Taiwan Cement Corp.	69,557	88,895
Taiwan Cooperative Financial Holding Co., Ltd.	128,265	84,753
Taiwan High Speed Rail Corp.	14,000	15,929
Taiwan Mobile Co., Ltd.	10,000	36,101
Taiwan Semiconductor Manufacturing Co., Ltd.	194,000	1,700,849
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,900	1,575,672
Tatung Co., Ltd.(b)	12,000	6,575
Tong Yang Industry Co., Ltd.	663,000	1,002,263
TOPBI International Holdings Ltd.	319,900	1,003,280
Uni-President Enterprises Corp.	33,000	79,563
United Microelectronics Corp.	70,000	30,234
Vanguard International Semiconductor Corp.	6,000	12,126
Walsin Technology Corp.	2,000	11,249
Win Semiconductors Corp.	2,000	17,954
Winbond Electronics Corp.	20,000	11,507
Wistron Corp.	17,000	13,726
WPG Holdings Ltd.	10,120	12,461
Yageo Corp.	2,000	15,891
Yuanta Financial Holding Co., Ltd.	167,000	99,583
Zhen Ding Technology Holding Ltd.	3,000	10,733
Total Taiwan		11,149,996
THAILAND – 0.8%
Advanced Info Service PCL	10,200	73,369

See Notes to Financial Statements.
64   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
COMMON STOCKS – (continued)
THAILAND – (continued)
Airports of Thailand PCL	31,100	$76,009
Bangkok Bank PCL	1,300	7,375
Bangkok Dusit Medical Services PCL	93,800	74,218
Bangkok Expressway & Metro PCL	40,100	14,160
Banpu PCL	11,100	4,282
Berli Jucker PCL	6,400	11,038
BTS Group Holdings PCL	31,300	13,713
Bumrungrad Hospital PCL	1,900	7,952
Central Pattana PCL	31,800	70,701
Charoen Pokphand Foods PCL	16,100	13,818
CP ALL PCL	56,400	149,828
Electricity Generating PCL	5,000	58,689
Energy Absolute PCL	6,000	9,416
Home Product Center PCL	93,800	52,443
Indorama Ventures PCL	61,100	64,926
IRPC PCL	53,600	6,449
Kasikornbank PCL	146,000	747,066
Krung Thai Bank PCL	102,200	57,474
Land & Houses PCL	132,200	41,495
Minor International PCL	43,100	52,845
PTT Exploration & Production PCL	7,400	29,276
PTT Global Chemical PCL	29,200	51,316
PTT PCL	71,200	107,667
Robinson PCL	2,700	5,628
Sahamitr Pressure Container PCL	2,515,900	662,187
Siam Cement PCL (The)	7,800	104,051
Siam Commercial Bank PCL (The)	13,000	50,155
Thai Oil PCL	6,000	13,683
Thai Union Group PCL	10,200	5,569
True Corp. PCL	53,600	9,201
Vanachai Group PCL	3,269,391	504,546
Total Thailand		3,150,545
TURKEY – 0.1%
Akbank T.A.S.(b)	25,955	37,321
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,037	11,767
Arcelik A/S(b)	3,597	12,128
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,581	12,759
BIM Birlesik Magazalar A/S	3,714	32,306
Investments	Shares	Value
COMMON STOCKS – (continued)
TURKEY – (continued)
Eregli Demir ve Celik Fabrikalari TAS	13,918	$16,883
Ford Otomotiv Sanayi A/S	1,143	12,023
Haci Omer Sabanci Holding A/S	10,785	18,277
KOC Holding A/S	7,454	24,961
TAV Havalimanlari Holding A/S	5,000	20,896
Tupras Turkiye Petrol Rafinerileri A/S	1,120	28,461
Turk Hava Yollari AO(b)	5,879	12,889
Turkcell Iletisim Hizmetleri A/S	10,273	23,668
Turkiye Garanti Bankasi A/S(b)	20,042	36,237
Turkiye Is Bankasi A/S(b)	19,072	21,176
Turkiye Sise ve Cam Fabrikalari A/S	18,000	14,886
Total Turkey		336,638
UNITED ARAB EMIRATES – 0.1%
Abu Dhabi Commercial Bank PJSC	32,917	70,438
Aldar Properties PJSC	46,778	26,616
DP World PLC	2,833	39,634
Dubai Islamic Bank PJSC	41,336	59,081
Emaar Malls PJSC	10,450	5,349
Emaar Properties PJSC	30,852	38,721
Emirates Telecommunications Group Co. PJSC	22,093	99,243
First Abu Dhabi Bank PJSC	28,553	116,912
NMC Health PLC	808	26,923
Total United Arab Emirates		482,917
UNITED STATES – 0.6%
Bausch Health Cos., Inc.(b)	2,400	52,353
Carnival PLC	28,237	1,170,023
International Flavors & Fragrances, Inc.	1	65
Nexteer Automotive Group Ltd.	5,000	4,128
Sensata Technologies Holding PLC(b)	25,700	1,286,542
Total United States		2,513,111
TOTAL COMMON STOCKS (Cost: $392,676,707)		376,172,281
RIGHTS – 0.0%(a)
AUSTRALIA – 0.0%(a)
Harvey Norman Holdings Ltd.(b)	175	212

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   65

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (continued)

Investments	Shares	Value
RIGHTS – (continued)
CHINA – 0.0%(a)
Legend Holdings Corp.(b)	284	$0
TOTAL RIGHTS (Cost: $0)		212
PREFERRED STOCKS – 1.1%
BRAZIL – 0.3%
Banco Bradesco S.A., 2.91%	29,520	240,994
Braskem S.A., 2.84%, Class A(b)	1,600	12,523
Centrais Eletricas Brasileiras S.A., 3.91%, Class B	2,700	27,306
Cia Brasileira de Distribuicao, 1.42%	1,200	23,047
Cia Energetica de Minas Gerais, 4.29%	8,200	28,281
Gerdau S.A., 2.38%	7,600	24,072
Itau Unibanco Holding S.A., 5.01%	40,650	342,716
Itausa — Investimentos Itau S.A., 5.55%	28,470	90,310
Lojas Americanas S.A., 0.36%	5,800	27,863
Petroleo Brasileiro S.A., 4.11%	33,200	220,137
Telefonica Brasil S.A., 6.89%	3,100	40,991
Total Brazil		1,078,240
CHILE – 0.0%(a)
Embotelladora Andina S.A., 4.03%, Class B	10,562	35,344
Sociedad Quimica y Minera de Chile S.A., 4.47%, Class B	919	25,296
Total Chile		60,640
COLOMBIA – 0.0%(a)
Bancolombia S.A., 2.52%	3,060	37,810
Grupo Aval Acciones y Valores S.A., 4.26%	36,414	13,603
Grupo de Inversiones Suramericana S.A., 1.87%	1,128	9,523
Total Colombia		60,936
GERMANY – 0.7%
Bayerische Motoren Werke AG, 6.69%	454	25,212
Fuchs Petrolub SE, 2.73%	572	21,484
Henkel AG & Co. KGaA, 1.99%	1,432	141,721
Porsche Automobil Holding SE, 3.47%	1,143	74,375
Sartorius AG, 0.36%	283	51,636
Volkswagen AG, 2.95%	13,569	2,308,055
Total Germany		2,622,483

Investments	Shares	Value
PREFERRED STOCKS – (continued)
SOUTH KOREA – 0.1%
Amorepacific Corp., 1.58%	51	$3,125
Hyundai Motor Co., 2nd Preference, 5.11%	570	40,457
Hyundai Motor Co., 5.55%	137	8,750
LG Chem Ltd., 3.66%	44	6,162
LG Household & Health Care Ltd., 1.25%	12	7,735
Samsung Electronics Co., Ltd., 2.62%	7,058	233,074
Total South Korea		299,303
TOTAL PREFERRED STOCKS (Cost: $4,350,474)		4,121,602
WARRANTS – 0.0%(a)
THAILAND – 0.0%(a)
Minor International PCL(b) (Cost: $0)	605	79
SHORT-TERM INVESTMENTS – 3.9%
State Street Institutional Treasury Money Market Fund — Investor Class Shares, 1.87%(c) (Cost $15,580,171)	15,580,171	15,580,171
TOTAL INVESTMENTS – 99.5%
(Cost: $412,607,352)		395,874,345
OTHER ASSETS AND LIABILITIES, NET – 0.5%		2,092,418
NET ASSETS – 100.0%		$397,966,763

(a)
Amount is less than 0.05%.

(b)
Non-income producing security.

(c)
The rate shown is the annualized seven-day yield as of September 30, 2019.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

SDR
Special Drawing Rights

REIT
Real Estate Investment Trust

See Notes to Financial Statements.
66   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager International Equity Fund (concluded)

Futures contracts open as of September 30, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value /Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 2.0%
MSCI EAFE Index	Long	2,650	12/20/2019	$5,030,760	$(333)
MSCI Emerging Markets Index	Long	2,750	12/20/2019	2,755,225	(90,903)
Total					$(91,236)
The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019: (see Note 2 to the Financial Statements).
	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Common Stocks	$376,065,583	$106,698	$—	$376,172,281
Rights	212	—	—	212
Preferred Stocks	4,121,602	—	—	4,121,602
Warrants	79	—	—	79
Money Market Fund	15,580,171	—	—	15,580,171
Total Investments in Securities	$395,767,647	$106,698	$—	$395,874,345
Liabilities:
Other Financial Instruments:
Unrealized Depreciation on Futures Contracts	$(91,236)	$—	$—	$(91,236)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   67

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund

Investments	Principal Amount	Value
CORPORATE BONDS – 42.6%
BASIC MATERIALS – 1.2%
Aleris International, Inc., Secured Note, 10.75%, 7/15/23(a)	$75,000	$78,937
Anglo American Capital PLC, 4.00%, 9/11/27(a)	200,000	206,829
Big River Steel LLC/BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25(a)	100,000	105,500
Blue Cube Spinco LLC, 10.00%, 10/15/25	74,000	82,831
CF Industries, Inc., 5.38%, 3/15/44	150,000	151,054
Chemours Co. (The), 7.00%, 5/15/25	25,000	23,668
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	126,000	129,387
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	59,000	57,968
Cleveland-Cliffs, Inc., 5.88%, 6/1/27(a)	75,000	71,033
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	344,047
Coeur Mining, Inc., 5.88%, 6/1/24	75,000	75,000
Commercial Metals Co., 5.38%, 7/15/27	100,000	101,250
Domtar Corp., 6.75%, 2/15/44	281,000	315,064
Dow Chemical Co. (The), 5.55%, 11/30/48(a)	134,000	162,693
DuPont de Nemours, Inc., Senior Note, 3.77%, 11/15/20	65,000	66,195
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	211,000	212,826
Element Solutions, Inc., 5.88%, 12/1/25(a)	75,000	78,495
First Quantum Minerals Ltd., 6.50%, 3/1/24(a)	200,000	190,750
FMC Corp., 3.45%, 10/1/29	116,000	117,428
Freeport-McMoRan, Inc., 5.00%, 9/1/27	75,000	74,719
Freeport-McMoRan, Inc., 5.45%, 3/15/43	100,000	90,038
Georgia-Pacific LLC, 5.40%, 11/1/20(a)	388,000	401,345
Glencore Funding LLC, 4.13%, 3/12/24(a)	212,000	222,830
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Hecla Mining Co., 6.88%, 5/1/21	$50,000	$49,500
Hexion, Inc., 7.88%, 7/15/27(a)	50,000	49,375
Hudbay Minerals, Inc., 7.63%, 1/15/25(a)	100,000	101,375
Huntsman International LLC, 4.50%, 5/1/29	105,000	110,721
International Paper Co., Senior Bond, 4.35%, 8/15/48	1,000,000	1,037,887
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	529,380
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25(a)	75,000	78,187
LYB International Finance III LLC, 4.20%, 10/15/49	113,000	111,864
Mercer International, Inc., 7.38%, 1/15/25	50,000	52,080
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	102,500
Mosaic Co. (The), 5.63%, 11/15/43	96,000	106,481
Newmont Goldcorp Corp., 2.80%, 10/1/29	132,000	130,280
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27(a)	75,000	78,064
Novelis Corp., 5.88%, 9/30/26(a)	125,000	131,094
Olin Corp., 5.63%, 8/1/29	50,000	52,015
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	216,081
Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26(a)	50,000	52,875
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	112,956
Steel Dynamics, Inc., 5.13%, 10/1/21	25,000	25,089
Steel Dynamics, Inc., 5.50%, 10/1/24	75,000	76,972
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22(a)	75,000	68,625
Teck Resources Ltd., 4.75%, 1/15/22	100,000	103,487
TPC Group, Inc., 10.50%, 8/1/24(a)	100,000	104,250

See Notes to Financial Statements.
68   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
BASIC MATERIALS – (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, 9/1/25(a)	$75,000	$72,844
Tronox Finance PLC, 5.75%, 10/1/25(a)	75,000	70,931
Tronox, Inc., 6.50%, 4/15/26(a)	25,000	23,813
Total Basic Materials		7,008,613
COMMUNICATIONS – 3.2%
Amazon.com, Inc., 4.80%, 12/5/34	89,000	111,233
AMC Networks, Inc., 5.00%, 4/1/24	150,000	154,500
AT&T, Inc., 3.31%, 6/12/24 (3 month USD LIBOR + 1.18%)(c)	270,000	274,941
AT&T, Inc., 4.30%, 2/15/30	50,000	55,028
AT&T, Inc., 4.85%, 3/1/39	880,000	997,490
AT&T, Inc., 4.85%, 7/15/45	126,000	140,669
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	269,000	283,792
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	154,000	169,043
AT&T, Inc., Senior Bond, 4.50%, 3/9/48	136,000	146,195
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	214,000	243,153
Cablevision Systems Corp., Senior Note, 8.00%, 4/15/20	225,000	231,469
CBS Corp., 2.50%, 2/15/23	300,000	300,956
CBS Corp., 3.70%, 6/1/28	249,000	259,587
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	25,000	25,344
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 5/1/25(a)	100,000	103,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 6/1/29(a)	25,000	26,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 4/1/24(a)	75,000	78,259
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	125,000	127,031
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23(a)	$425,000	$435,514
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	125,000	127,500
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26(a)	200,000	211,000
CenturyLink, Inc., 7.50%, 4/1/24	75,000	83,876
CenturyLink, Inc., Senior Note, 5.80%, 3/15/22	25,000	26,344
CenturyLink, Inc., Senior Note, 6.45%, 6/15/21	150,000	157,500
CenturyLink, Inc., Senior Note, 6.75%, 12/1/23	100,000	109,500
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	30,000	33,583
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	435,277
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	92,000	111,444
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	223,000	224,143
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27(a)	150,000	156,277
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(a)	43,000	47,242
Cogent Communications Group, Inc., 5.38%, 3/1/22(a)	125,000	130,000
Comcast Corp., 3.15%, 3/1/26	249,000	260,804
Comcast Corp., 3.90%, 3/1/38	73,000	80,812
Comcast Corp., 3.97%, 11/1/47	58,000	64,021
Comcast Corp., 4.15%, 10/15/28	260,000	291,726

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   69

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Comcast Corp., 4.25%, 10/15/30	$90,000	$102,439
Comcast Corp., 4.60%, 10/15/38	196,000	234,860
CommScope Technologies LLC, 6.00%, 6/15/25(a)	100,000	90,250
CommScope, Inc., 5.50%, 3/1/24(a)	75,000	77,156
CommScope, Inc., 6.00%, 3/1/26(a)	75,000	77,610
CommScope, Inc., 8.25%, 3/1/27(a)	100,000	97,344
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	164,725
CSC Holdings LLC, 5.75%, 1/15/30(a)	200,000	209,024
CSC Holdings LLC, 6.50%, 2/1/29(a)	200,000	222,295
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26(a)	100,000	103,750
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27(a)	100,000	103,605
Discovery Communications LLC, 5.00%, 9/20/37	500,000	537,854
Discovery Communications LLC, 5.20%, 9/20/47	197,000	215,037
DISH DBS Corp., 5.00%, 3/15/23	75,000	75,773
DISH DBS Corp., 5.13%, 5/1/20	100,000	101,125
DISH DBS Corp., 5.88%, 11/15/24	50,000	49,563
DISH DBS Corp., 7.75%, 7/1/26	125,000	127,375
Embarq Corp., 8.00%, 6/1/36	100,000	98,844
EW Scripps Co. (The), 5.13%, 5/15/25(a)	25,000	25,063
Expedia Group, Inc., 3.25%, 2/15/30(a)	107,000	106,723
Fox Corp., 5.48%, 1/25/39(a)	114,000	140,030
Fox Corp., 5.58%, 1/25/49(a)	139,000	176,560
Frontier Communications Corp., 8.00%, 4/1/27(a)	100,000	105,469
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	$325,000	$149,297
Frontier Communications Corp., Senior Note, 11.00%, 9/15/25	100,000	45,188
GCI LLC, 6.63%, 6/15/24(a)	50,000	53,938
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27(a)	75,000	78,844
Gray Television, Inc., 5.13%, 10/15/24(a)	100,000	103,625
Gray Television, Inc., 5.88%, 7/15/26(a)	72,000	74,880
Gray Television, Inc., Senior Note, 7.00%, 5/15/27(a)	100,000	109,870
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	50,000	51,000
Hughes Satellite Systems Corp., 6.63%, 8/1/26	100,000	108,546
iHeartCommunications, Inc., 5.25%, 8/15/27(a)	75,000	78,000
iHeartCommunications, Inc., 6.38%, 5/1/26	25,000	27,000
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(a)	225,000	235,012
Interpublic Group of Cos., Inc. (The), 5.40%, 10/1/48	2,000	2,382
Lamar Media Corp., 5.00%, 5/1/23	100,000	101,875
Lamar Media Corp., 5.75%, 2/1/26	25,000	26,431
Level 3 Financing, Inc., 5.38%, 1/15/24	100,000	101,985
Level 3 Financing, Inc., 5.63%, 2/1/23	100,000	101,250
Level 3 Parent LLC, Senior Note, 5.75%, 12/1/22	108,000	108,432
Match Group, Inc., 5.63%, 2/15/29(a)	25,000	26,813
Match Group, Inc., 6.38%, 6/1/24	100,000	105,000
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27(a)	50,000	52,625
Netflix, Inc., 5.38%, 11/15/29(a)	75,000	78,000
Netflix, Inc., Senior Bond, 6.38%, 5/15/29(a)	175,000	192,937

See Notes to Financial Statements.
70   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Netflix, Inc., Senior Note, 5.38%, 2/1/21	$75,000	$77,325
Nexstar Broadcasting, Inc., 6.13%, 2/15/22(a)	105,000	106,312
Nexstar Escrow, Inc., 5.63%, 7/15/27(a)	75,000	78,562
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(a)	100,000	105,000
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	75,000	81,562
Radiate Holdco LLC/Radiate Finance, Inc., Senior Note, 6.63%, 2/15/25(a)	100,000	100,710
Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	100,000	104,625
Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	50,000	50,813
Sirius XM Radio, Inc., 4.63%, 7/15/24(a)	75,000	77,762
Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	75,000	77,359
Sirius XM Radio, Inc., 5.50%, 7/1/29(a)	125,000	133,437
Sprint Capital Corp., 8.75%, 3/15/32	400,000	493,380
Sprint Corp., 7.88%, 9/15/23	225,000	247,153
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23(a)	600,000	602,250
T-Mobile USA, Inc., 4.50%, 2/1/26	75,000	77,197
T-Mobile USA, Inc., 6.00%, 3/1/23	75,000	76,402
T-Mobile USA, Inc., 6.50%, 1/15/26	325,000	349,437
TEGNA, Inc., 5.00%, 9/15/29(a)	50,000	50,563
Telefonica Emisiones S.A., 4.67%, 3/6/38	270,000	297,106
Telefonica Emisiones S.A., 5.21%, 3/8/47	270,000	314,524
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)	25,000	25,438
Uber Technologies, Inc., 7.50%, 11/1/23(a)	50,000	50,375
Univision Communications, Inc., 5.13%, 2/15/25(a)	25,000	24,313
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
COMMUNICATIONS – (continued)
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22(a)	$75,000	$76,031
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	579,000	652,096
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	83,000	94,611
Verizon Communications, Inc., Senior Bond, 4.86%, 8/21/46	400,000	489,086
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	225,000	279,647
Verizon Communications, Inc., Senior Note, 3.26%, 5/15/25 (3 month USD LIBOR + 1.10%)(c)	1,000,000	1,015,456
Viacom, Inc., 4.25%, 9/1/23	250,000	265,127
Viacom, Inc., 4.38%, 3/15/43	205,000	211,233
Viacom, Inc., Senior Bond, 5.85%, 9/1/43	125,000	153,732
Virgin Media Finance PLC, 5.75%, 1/15/25(a)	200,000	206,000
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/27(a)	100,000	102,230
Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	225,000	230,906
Total Communications		19,348,792
CONSUMER, CYCLICAL – 3.1%
1011778 BC ULC/New Red Finance, Inc., Secured Note, 5.00%, 10/15/25(a)	350,000	361,550
Air Canada, 7.75%, 4/15/21(a)	100,000	107,125
AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	100,000	90,842
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	100,000	90,500
American Airlines Group, Inc., 4.63%, 3/1/20(a)	100,000	100,625
American Airlines Group, Inc., 5.00%, 6/1/22(a)	100,000	103,835
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/26(a)	100,000	104,750
Anixter, Inc., 6.00%, 12/1/25	25,000	27,625
Aptiv Corp., 4.15%, 3/15/24	473,000	500,754

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   71

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Aramark Services, Inc., 5.00%, 2/1/28(a)	$100,000	$103,750
Aramark Services, Inc., 5.13%, 1/15/24	100,000	103,250
Arrow Bidco LLC, 9.50%, 3/15/24(a)	25,000	25,000
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25(a)	100,000	99,750
AutoZone, Inc., 3.75%, 4/18/29	360,000	386,411
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(a)	25,000	25,188
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	50,000	49,063
Beacon Roofing Supply, Inc., 6.38%, 10/1/23	100,000	103,250
Beazer Homes USA, Inc., 6.75%, 3/15/25	100,000	102,000
Beazer Homes USA, Inc., 7.25%, 10/15/29(a)	25,000	25,406
BMW US Capital LLC, 3.10%, 4/12/21(a)	222,000	225,474
Boyd Gaming Corp., 6.00%, 8/15/26	100,000	105,491
Boyd Gaming Corp., 6.38%, 4/1/26	175,000	185,500
Boyd Gaming Corp., 6.88%, 5/15/23	200,000	207,500
Boyne USA, Inc., Secured Note, 7.25%, 5/1/25(a)	25,000	27,240
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25(a)	125,000	127,800
Carvana Co., 8.88%, 10/1/23(a)	25,000	25,743
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	138,000	141,967
Century Communities, Inc., 6.75%, 6/1/27(a)	175,000	187,950
Churchill Downs, Inc., 5.50%, 4/1/27(a)	50,000	52,875
Cinemark USA, Inc., 5.13%, 12/15/22	150,000	151,875
Cumberland Farms, Inc., Senior Note, 6.75%, 5/1/25(a)	75,000	80,325
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Daimler Finance North America LLC, 2.00%, 7/6/21(a)	$160,000	$159,054
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	150,000	158,250
Dana, Inc., Senior Note, 6.00%, 9/15/23	175,000	179,375
Darden Restaurants, Inc., 4.55%, 2/15/48	334,000	352,958
Delta Air Lines 2015-1 Class A Pass Through Trust, Pass Through Certificates, Series 2015-1A, 3.88%, 1/30/29	461,351	492,048
Delta Air Lines 2019-1 Class A Pass Through Trust, Pass Through Certificates, Series 2019-1A, 3.40%, 10/25/25	150,000	157,006
Eldorado Resorts, Inc., 6.00%, 9/15/26	50,000	54,750
Eldorado Resorts, Inc., 7.00%, 8/1/23	150,000	156,750
Enterprise Development Authority (The), 12.00%, 7/15/24(a)	75,000	82,125
Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	42,125
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	204,000	200,237
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	675,000	675,729
Forestar Group, Inc., 8.00%, 4/15/24(a)	75,000	81,000
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	223,985
General Motors Financial Co., Inc., 3.70%, 5/9/23	204,000	208,804
Golden Entertainment, Inc., 7.63%, 4/15/26(a)	75,000	78,375
Golden Nugget, Inc., 8.75%, 10/1/25(a)	325,000	338,812
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	101,000
H&E Equipment Services, Inc., 5.63%, 9/1/25	100,000	102,940
Hilton Domestic Operating Co., Inc., 4.88%, 1/15/30(a)	100,000	105,585
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26	175,000	183,750

See Notes to Financial Statements.
72   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Hyundai Capital America, 3.40%, 6/20/24(a)	$328,000	$333,973
IAA, Inc., 5.50%, 6/15/27(a)	25,000	26,375
Installed Building Products, Inc., 5.75%, 2/1/28(a)	50,000	51,563
IRB Holding Corp., 6.75%, 2/15/26(a)	75,000	75,375
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(a)	50,000	51,063
Jacobs Entertainment, Inc., Secured Note, 7.88%, 2/1/24(a)	100,000	106,750
KB Home, 6.88%, 6/15/27	50,000	56,250
KB Home, 7.63%, 5/15/23	25,000	28,313
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	100,000	104,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24(a)	75,000	77,812
Kohl’s Corp., 5.55%, 7/17/45	180,000	185,227
L Brands, Inc., 5.25%, 2/1/28	75,000	69,780
L Brands, Inc., 5.63%, 10/15/23	150,000	157,875
L Brands, Inc., 7.50%, 6/15/29	100,000	99,500
Lear Corp., 5.25%, 5/15/49	191,000	195,442
Lennar Corp., 5.88%, 11/15/24	100,000	110,750
Lions Gate Capital Holdings LLC, 6.38%, 2/1/24(a)	75,000	79,303
Live Nation Entertainment, Inc., 5.63%, 3/15/26(a)	100,000	106,375
Lowe’s Cos., Inc., 4.25%, 9/15/44	825,000	884,598
LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	272,000	278,800
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(a)	25,000	25,250
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	75,000	80,812
Mattel, Inc., 6.75%, 12/31/25(a)	50,000	52,172
McDonald’s Corp., 3.63%, 9/1/49	154,000	155,812
McDonald’s Corp., 4.45%, 3/1/47	94,000	108,005
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
McDonald’s Corp., Senior Bond, 4.45%, 9/1/48	$154,000	$178,140
Meritage Homes Corp., 7.00%, 4/1/22	125,000	136,562
MGM Resorts International, 5.50%, 4/15/27	75,000	82,189
MGM Resorts International, 5.75%, 6/15/25	125,000	137,656
MGM Resorts International, 6.00%, 3/15/23	400,000	440,680
MGM Resorts International, 6.63%, 12/15/21	175,000	189,787
Michaels Stores, Inc., 8.00%, 7/15/27(a)	25,000	25,031
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)	100,000	95,750
Murphy Oil USA, Inc., 4.75%, 9/15/29	50,000	51,125
Navistar International Corp., Senior Note, 6.63%, 11/1/25(a)	175,000	177,625
NCL Corp. Ltd., Senior Note, 4.75%, 12/15/21(a)	75,000	76,385
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	259,000	260,354
PACCAR Financial Corp., 2.00%, 9/26/22	108,000	108,149
Penske Automotive Group, Inc., 3.75%, 8/15/20	75,000	75,285
Performance Food Group, Inc., 5.50%, 6/1/24(a)	100,000	102,125
Performance Food Group, Inc., 5.50%, 10/15/27(a)	25,000	26,250
PetSmart, Inc., 5.88%, 6/1/25(a)	25,000	24,875
PriSo Acquisition Corp., 9.00%, 5/15/23(a)	100,000	94,000
QVC, Inc., 4.85%, 4/1/24	373,000	393,710
Resideo Funding, Inc., 6.13%, 11/1/26(a)	50,000	52,750
Rite Aid Corp., 6.13%, 4/1/23(a)	25,000	19,834
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	203,500
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	125,000	128,937

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   73

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Shea Homes L.P./Shea Homes Funding Corp., 6.13%, 4/1/25(a)	$130,000	$133,250
Sonic Automotive, Inc., 5.00%, 5/15/23	100,000	101,250
Staples, Inc., 7.50%, 4/15/26(a)	125,000	128,787
Staples, Inc., 10.75%, 4/15/27(a)	75,000	77,063
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	504,101
Superior Plus L.P./Superior General Partner, Inc., Senior Note, 7.00%, 7/15/26(a)	75,000	79,126
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(a)	50,000	54,250
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	160,500
Tenneco, Inc., 5.38%, 12/15/24	75,000	65,250
Tesla, Inc., 5.30%, 8/15/25(a)	250,000	224,375
Titan International, Inc., 6.50%, 11/30/23	75,000	59,625
Toyota Motor Credit Corp., Senior Note, 3.45%, 9/20/23	205,000	216,848
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 6/15/24	100,000	106,500
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(a)	75,000	78,750
Viking Cruises Ltd., 5.88%, 9/15/27(a)	75,000	79,470
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25(a)	100,000	104,500
Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	200,000	200,488
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(a)	215,000	218,499
Volkswagen Group of America Finance LLC, 4.00%, 11/12/21(a)	215,000	222,194
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	82,000	86,689
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, CYCLICAL – (continued)
Walmart, Inc., 3.05%, 7/8/26	$204,000	$216,158
Walmart, Inc., Senior Note, 2.55%, 4/11/23	234,000	238,826
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	349,429
William Lyon Homes, Inc., 5.88%, 1/31/25	75,000	75,750
William Lyon Homes, Inc., 6.00%, 9/1/23	75,000	78,000
William Lyon Homes, Inc., 6.63%, 7/15/27(a)	50,000	51,875
Williams Scotsman International, Inc., 6.88%, 8/15/23(a)	175,000	183,312
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(a)	75,000	77,063
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29(a)	25,000	26,198
Yum! Brands, Inc., 4.75%, 1/15/30(a)	50,000	51,563
Total Consumer, Cyclical		18,996,760
CONSUMER, NON-CYCLICAL – 5.5%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	300,000	387,062
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	215,598
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23(a)	75,000	63,844
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.88%, 2/15/28(a)	75,000	79,383
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 6/15/24	100,000	104,750
Allergan Funding SCS, 4.55%, 3/15/35	380,000	403,658
Allina Health System, 3.89%, 4/15/49	90,000	103,068
Altria Group, Inc., 2.85%, 8/9/22	155,000	156,831
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	102,215
Amgen, Inc., 4.66%, 6/15/51	80,000	93,144

See Notes to Financial Statements.
74   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	$66,000	$78,513
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	123,178
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	68,000	78,387
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	352,000	460,890
Aptim Corp., 7.75%, 6/15/25(a)	100,000	71,000
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25(a)	100,000	68,000
Avantor, Inc., 6.00%, 10/1/24(a)	75,000	80,365
Avantor, Inc., Senior Note, 9.00%, 10/1/25(a)	100,000	112,375
Avery Dennison Corp., Senior Note, 4.88%, 12/6/28	105,000	119,626
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	25,000	25,793
Bausch Health Americas, Inc., Senior Note, 8.50%, 1/31/27(a)	100,000	112,230
Bausch Health Cos., Inc., 5.88%, 5/15/23(a)	50,000	50,625
Bausch Health Cos., Inc., 6.13%, 4/15/25(a)	375,000	389,062
Bausch Health Cos., Inc., 9.00%, 12/15/25(a)	350,000	392,875
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	203,999
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	117,914
Bristol-Myers Squibb Co., 2.55%, 5/16/22 (3 month USD LIBOR + 0.38%)(a)(c)	575,000	575,601
Bristol-Myers Squibb Co., 4.13%, 6/15/39(a)	846,000	959,275
Bristol-Myers Squibb Co., 4.25%, 10/26/49(a)	225,000	262,006
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	1,012,845
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24(a)	$50,000	$51,875
Cardinal Health, Inc., Senior Bond, 4.60%, 3/15/43	150,000	147,183
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(a)	25,000	25,938
Celgene Corp., 4.63%, 5/15/44	182,000	216,323
Celgene Corp., Senior Note, 3.63%, 5/15/24	269,000	284,090
Celgene Corp., Senior Note, 3.90%, 2/20/28	400,000	439,395
Centene Corp., 6.13%, 2/15/24	175,000	182,472
Centene Corp., Senior Note, 5.38%, 6/1/26(a)	75,000	78,562
Central Garden & Pet Co., 6.13%, 11/15/23	140,000	144,900
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(a)	25,000	23,938
CHS/Community Health Systems, Inc., 6.88%, 2/1/22	75,000	56,906
CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	100,000	99,750
CHS/Community Health Systems, Inc., Secured Note, 8.13%, 6/30/24(a)	50,000	39,750
CHS/Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24(a)	50,000	51,625
Cigna Corp., 4.38%, 10/15/28	190,000	208,291
Cigna Corp., 4.80%, 8/15/38	794,000	892,147
Coca-Cola Co. (The), 1.75%, 9/6/24	400,000	396,935
Conagra Brands, Inc., 7.00%, 10/1/28	162,000	204,796
Conagra Brands, Inc., Senior Bond, 5.40%, 11/1/48	201,000	238,617
Conagra Brands, Inc., Senior Note, 3.80%, 10/22/21	395,000	407,629
Constellation Brands, Inc., 3.15%, 8/1/29	112,000	114,698
Constellation Brands, Inc., 5.25%, 11/15/48	85,000	106,492

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   75

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22(a)	$50,000	$48,625
CVS Health Corp., 5.13%, 7/20/45	390,000	444,403
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	283,000	311,980
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	134,000	152,389
Darling Ingredients, Inc., 5.25%, 4/15/27(a)	25,000	26,250
DaVita, Inc., 5.13%, 7/15/24	100,000	101,625
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	81,304
Eagle Holding Co. II LLC, Senior Note, PIK (7.63% Cash or 8.38% PIK), 7.63%, 5/15/22(a)(d)	125,000	125,937
Eagle Holding Co. II LLC, Senior Note, PIK (7.75% Cash or 8.50% PIK), 7.75%, 5/15/22(a)(d)	50,000	50,375
Eli Lilly & Co., 3.38%, 3/15/29	365,000	395,235
Encompass Health Corp., 4.75%, 2/1/30	50,000	50,520
Encompass Health Corp., 5.75%, 11/1/24	92,000	92,961
Envision Healthcare Corp., 8.75%, 10/15/26(a)	150,000	91,500
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	351,692
Express Scripts Holding Co., 4.50%, 2/25/26	400,000	437,238
Ford Foundation (The), Senior Bond, 3.86%, 6/1/47	175,000	206,623
Garda World Security Corp., Senior Note, 8.75%, 5/15/25(a)	100,000	102,710
Gartner, Inc., 5.13%, 4/1/25(a)	75,000	78,469
General Mills, Inc., 4.55%, 4/17/38	79,000	90,423
General Mills, Inc., Senior Bond, 4.70%, 4/17/48	160,000	187,210
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	155,000	161,847
Graham Holdings Co., 5.75%, 6/1/26(a)	50,000	53,750
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
HCA Healthcare, Inc., 6.25%, 2/15/21	$75,000	$78,533
HCA, Inc., 4.13%, 6/15/29	25,000	26,177
HCA, Inc., 5.13%, 6/15/39	125,000	136,704
HCA, Inc., 5.25%, 6/15/26	119,000	132,530
HCA, Inc., 5.25%, 6/15/49	86,000	94,425
HCA, Inc., 5.38%, 2/1/25	150,000	163,875
HCA, Inc., 5.38%, 9/1/26	75,000	82,402
HCA, Inc., 5.63%, 9/1/28	125,000	139,287
HCA, Inc., 5.88%, 2/15/26	100,000	111,800
HCA, Inc., 7.50%, 2/15/22	275,000	304,782
Hertz Corp. (The), 7.13%, 8/1/26(a)	100,000	104,375
Hill-Rom Holdings, Inc., 4.38%, 9/15/27(a)	25,000	25,559
Humana, Inc., 3.95%, 8/15/49	123,000	122,590
KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26(a)	25,000	25,500
Keurig Dr Pepper, Inc., 4.42%, 5/25/25	226,000	246,843
Kimberly-Clark Corp., Senior Note, 3.95%, 11/1/28	400,000	454,071
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	27,000	33,357
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	136,747
Kraft Heinz Foods Co., 3.75%, 4/1/30(a)	205,000	206,967
Kraft Heinz Foods Co., 4.38%, 6/1/46	130,000	123,418
Kraft Heinz Foods Co., 4.63%, 10/1/39(a)	80,000	80,456
Kroger Co. (The), Senior Bond, 4.65%, 1/15/48	113,000	121,007
Laboratory Corp. of America Holdings, 4.70%, 2/1/45	143,000	159,322
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	249,000	257,621
Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	100,511
Mars, Inc., 3.95%, 4/1/49(a)	205,000	233,844
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	88,969

See Notes to Financial Statements.
76   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Massachusetts Institute of Technology, 4.68%, 7/1/2114	$150,000	$211,402
McKesson Corp., Senior Note, 3.65%, 11/30/20	465,000	472,556
MEDNAX, Inc., 5.25%, 12/1/23(a)	200,000	203,300
MEDNAX, Inc., 6.25%, 1/15/27(a)	50,000	49,622
Merck & Co., Inc., 3.90%, 3/7/39	1,000,000	1,162,697
MPH Acquisition Holdings LLC, 7.13%, 6/1/24(a)	100,000	92,125
Mylan, Inc., 4.20%, 11/29/23	400,000	419,250
Mylan, Inc., 4.55%, 4/15/28	145,000	154,460
NBM US Holdings, Inc., 6.63%, 8/6/29(a)	1,000,000	1,025,000
Nestle Holdings, Inc., 3.50%, 9/24/25(a)	247,000	265,104
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(a)	150,000	150,420
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	57,271
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22(a)	100,000	97,670
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	50,000	45,500
PayPal Holdings, Inc., 2.85%, 10/1/29	76,000	76,244
PepsiCo, Inc., 2.75%, 4/30/25	154,000	160,471
Pilgrim’s Pride Corp., 5.75%, 3/15/25(a)	75,000	77,625
Polaris Intermediate Corp., Senior Note, PIK (8.50% Cash or 9.25% PIK), 8.50%, 12/1/22(a)(d)	125,000	106,250
Post Holdings, Inc., 5.00%, 8/15/26(a)	100,000	103,710
Post Holdings, Inc., 5.50%, 3/1/25(a)	75,000	78,563
Post Holdings, Inc., 5.75%, 3/1/27(a)	100,000	106,020
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	56,104
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	161,917
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
Prestige Brands, Inc., 6.38%, 3/1/24(a)	$75,000	$78,000
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24(a)	50,000	51,328
Prime Security Services Borrower LLC/Prime Finance, Inc., Secured Note, 9.25%, 5/15/23(a)	27,000	28,385
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	109,643
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(a)	50,000	53,625
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(a)	100,000	110,375
Select Medical Corp., 6.25%, 8/15/26(a)	25,000	26,125
Service Corp. International, 5.13%, 6/1/29	50,000	53,438
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	450,000	459,031
Smithfield Foods, Inc., 5.20%, 4/1/29(a)	76,000	83,788
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21(a)	90,000	89,135
Spectrum Brands, Inc., 5.00%, 10/1/29(a)	25,000	25,438
Sutter Health, 4.09%, 8/15/48	125,000	144,959
Tenet Healthcare Corp., 4.63%, 7/15/24	75,000	77,080
Tenet Healthcare Corp., 4.63%, 9/1/24(a)	50,000	51,434
Tenet Healthcare Corp., 4.88%, 1/1/26(a)	75,000	76,969
Tenet Healthcare Corp., 5.13%, 11/1/27(a)	75,000	77,501
Tenet Healthcare Corp., Secured Note, 6.25%, 2/1/27(a)	75,000	77,993
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	75,000	78,763
Tyson Foods, Inc., 5.10%, 9/28/48	310,000	376,365
Unilever Capital Corp., 2.00%, 7/28/26	2,125,000	2,106,786
Unilever Capital Corp., 2.13%, 9/6/29	675,000	662,643

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   77

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
United Rentals North America, Inc., 5.25%, 1/15/30	$70,000	$73,369
United Rentals North America, Inc., 5.50%, 5/15/27	175,000	185,500
United Rentals North America, Inc., 5.88%, 9/15/26	50,000	53,315
United Rentals North America, Inc., 6.50%, 12/15/26	75,000	81,712
UnitedHealth Group, Inc., 3.50%, 8/15/39	110,000	114,574
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	727,000	734,674
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	295,000	317,453
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	610,000	667,878
US Foods, Inc., 5.88%, 6/15/24(a)	200,000	206,000
Verscend Escrow Corp., 9.75%, 8/15/26(a)	75,000	79,865
Vizient, Inc., 6.25%, 5/15/27(a)	25,000	26,813
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25(a)	75,000	69,000
Zoetis, Inc., 2.58%, 8/20/21 (3 month USD LIBOR + 0.44%)(c)	725,000	723,533
Zoetis, Inc., 4.45%, 8/20/48	425,000	504,418
Total Consumer, Non-cyclical		32,921,351
ENERGY – 4.0%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	125,000	112,462
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(a)	50,000	41,624
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 1/15/28(a)	50,000	41,500
Antero Resources Corp., 5.00%, 3/1/25	200,000	162,692
Antero Resources Corp., 5.38%, 11/1/21	100,000	96,750
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Apache Corp., 4.75%, 4/15/43	$244,000	$234,384
Apache Corp., Senior Bond, 4.25%, 1/15/44	500,000	445,899
Archrock Partners L.P./ Archrock Partners Finance Corp., 6.88%, 4/1/27(a)	75,000	79,591
Blue Racer Midstream LLC/ Blue Racer Finance Corp., 6.13%, 11/15/22(a)	75,000	75,397
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Note, 6.63%, 7/15/26(a)	25,000	24,688
BP Capital Markets America, Inc., 3.79%, 2/6/24	285,000	303,252
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 2/1/25	100,000	86,000
Bruin E&P Partners LLC, 8.88%, 8/1/23(a)	100,000	74,750
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26(a)	75,000	33,375
California Resources Corp., Secured Note, 8.00%, 12/15/22(a)	225,000	111,375
Callon Petroleum Co., 6.13%, 10/1/24	25,000	24,625
Callon Petroleum Co., 6.38%, 7/1/26	75,000	73,189
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	255,506
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	47,375
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	300,000	326,883
Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	213,000	222,090
Centennial Resource Production LLC, 5.38%, 1/15/26(a)	50,000	47,750
Centennial Resource Production LLC, 6.88%, 4/1/27(a)	25,000	24,938
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23(a)	50,000	19,500
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 5.13%, 6/30/27	150,000	164,250

See Notes to Financial Statements.
78   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Cheniere Energy Partners L.P., 5.25%, 10/1/25	$75,000	$78,019
Chesapeake Energy Corp., 6.63%, 8/15/20	100,000	100,500
Chesapeake Energy Corp., 8.00%, 1/15/25	100,000	72,250
Chesapeake Energy Corp., 8.00%, 6/15/27	25,000	16,813
Chevron Corp., 2.90%, 3/3/24	610,000	633,356
Cimarex Energy Co., 4.38%, 3/15/29	287,000	302,109
Citgo Holding, Inc., 9.25%, 8/1/24(a)	100,000	106,250
CNX Resources Corp., 5.88%, 4/15/22	50,000	48,000
CNX Resources Corp., 7.25%, 3/14/27(a)	25,000	20,750
Concho Resources, Inc., 4.30%, 8/15/28	90,000	97,082
Concho Resources, Inc., 4.85%, 8/15/48	61,000	69,942
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25(a)	50,000	40,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 5/1/27(a)	75,000	76,570
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 4/1/25	125,000	128,437
CrownRock L.P./CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25(a)	50,000	50,311
DCP Midstream Operating L.P., 5.13%, 5/15/29	150,000	152,812
DCP Midstream Operating L.P., 5.38%, 7/15/25	175,000	186,375
Denbury Resources, Inc., 6.38%, 12/31/24(a)	37,000	21,528
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21(a)	100,000	92,750
Devon Energy Corp., Senior Bond, 5.00%, 6/15/45	111,000	128,614
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	211,070
Enable Midstream Partners L.P., 4.15%, 9/15/29	106,000	102,020
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Enable Midstream Partners L.P., Senior Note, 4.95%, 5/15/28	$127,000	$131,927
Enbridge, Inc., 2.82%, 6/15/20 (3 month USD LIBOR + 0.70%)(c)	675,000	676,196
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	291,798
Energy Transfer Operating L.P., 4.25%, 3/15/23	75,000	78,363
Energy Transfer Operating L.P., 4.50%, 4/15/24	128,000	136,394
Energy Transfer Operating L.P., 4.90%, 3/15/35	197,000	203,497
Energy Transfer Operating L.P., 4.95%, 6/15/28	115,000	126,413
Energy Transfer Operating L.P., 5.25%, 4/15/29	80,000	90,246
Energy Transfer Operating L.P., 5.30%, 4/15/47	110,000	118,332
Energy Transfer Operating L.P., 7.50%, 10/15/20	200,000	210,177
Energy Transfer Operating L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23 (6.25% fixed rate until 2/15/23; 4.03% + 3 month USD LIBOR thereafter)(c)(e)	100,000	92,750
EnLink Midstream Partners L.P., 5.45%, 6/1/47	100,000	81,500
EnLink Midstream Partners L.P., 5.60%, 4/1/44	75,000	61,312
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	8,000	6,400
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	255,000	242,250
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	229,636
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(c)	114,000	113,049
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	509,677

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   79

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20(f)	$150,000	$563
EP Energy LLC/Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24(a)(f)	75,000	2,063
EQM Midstream Partners L.P., Senior Note, 4.75%, 7/15/23	270,000	271,017
EQT Corp., Senior Note, 2.87%, 10/1/20 (3 month USD LIBOR + 0.77%)(c)	1,385,000	1,381,847
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	150,000	122,250
Gulfport Energy Corp., 6.00%, 10/15/24	100,000	72,335
Hanwha Energy USA Holdings Corp., 2.38%, 7/30/22(a)	1,283,000	1,284,769
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., Senior Note, 5.63%, 2/15/26(a)	100,000	104,500
Hilcorp Energy I L.P./Hilcorp Finance Co., Senior Note, 6.25%, 11/1/28(a)	75,000	69,750
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26(a)	25,000	22,531
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(a)	50,000	50,000
Marathon Oil Corp., 6.80%, 3/15/32	144,000	180,228
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	86,000	107,036
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	100,000	92,876
Matador Resources Co., 5.88%, 9/15/26	50,000	50,095
McDermott Technology Americas, Inc./McDermott Technology US, Inc., 10.63%, 5/1/24(a)(f)	100,000	23,250
MEG Energy Corp., 6.38%, 1/30/23(a)	125,000	120,625
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(a)	$100,000	$73,625
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	156,682
MPLX L.P., Senior Bond, 5.50%, 2/15/49	186,000	216,665
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	136,000	138,040
Murray Energy Corp., Secured Note, PIK (9.00% Cash and 3.00% PIK), 12.00%, 4/15/24(a)(d)(f)	180,991	1,810
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	82,250
National Oilwell Varco, Inc., Senior Bond, 3.95%, 12/1/42	500,000	458,515
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22(a)	125,000	129,580
Nine Energy Service, Inc., Senior Note, 8.75%, 11/1/23(a)	25,000	20,250
Noble Energy, Inc., 4.20%, 10/15/49	204,000	200,219
Noble Energy, Inc., 4.95%, 8/15/47	164,000	179,113
Noble Holding International Ltd., 7.75%, 1/15/24	21,000	13,650
Noble Holding International Ltd., 7.88%, 2/1/26(a)	75,000	54,000
NuStar Logistics L.P., 6.00%, 6/1/26	50,000	54,115
Occidental Petroleum Corp., 4.30%, 8/15/39	1,000,000	1,026,460
Occidental Petroleum Corp., 6.45%, 9/15/36	315,000	389,861
ONEOK, Inc., 2.75%, 9/1/24	375,000	376,940
ONEOK, Inc., 4.45%, 9/1/49	350,000	349,387
ONEOK, Inc., 4.95%, 7/13/47	150,000	162,725
Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24(a)	100,000	103,500
Pattern Energy Group, Inc., 5.88%, 2/1/24(a)	500,000	511,875
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	100,000	102,812
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	206,002

See Notes to Financial Statements.
80   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Petroleos Mexicanos, 6.38%, 2/4/21	$100,000	$104,375
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	208,200
Petroleos Mexicanos, 6.75%, 9/21/47	400,000	383,920
Phillips 66, 2.73%, 2/26/21 (3 month USD LIBOR + 0.60%)(c)	881,000	881,039
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/29	25,000	24,577
Range Resources Corp., 5.00%, 3/15/23	100,000	87,500
Range Resources Corp., 5.75%, 6/1/21	25,000	24,813
Sanchez Energy Corp., 6.13%, 1/15/23(f)	250,000	15,625
Sanchez Energy Corp., 7.75%, 6/15/21(f)	150,000	9,000
Schlumberger Holdings Corp., 4.00%, 12/21/25(a)	188,000	200,464
SemGroup Corp., 7.25%, 3/15/26	70,000	75,775
SESI LLC, 7.75%, 9/15/24	100,000	57,500
Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	75,000	74,250
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(a)	50,000	42,500
Southwestern Energy Co., 6.20%, 1/23/25	42,000	37,170
SRC Energy, Inc., 6.25%, 12/1/25	25,000	24,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	100,000	91,250
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22 (9.50% fixed rate until 12/15/22; 7.43% + 3 month USD LIBOR thereafter)(c)(e)	75,000	54,000
Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	100,000	102,625
Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	75,000	78,275
Sunoco L.P./Sunoco Finance Corp., 6.00%, 4/15/27	75,000	79,500
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23(a)	$25,000	$25,063
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., 5.00%, 1/15/28	25,000	25,282
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., 5.88%, 4/15/26	125,000	132,031
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., 6.50%, 7/15/27(a)	200,000	218,218
Targa Resources Partners L.P./ Targa Resources Partners Finance Corp., 6.88%, 1/15/29(a)	75,000	81,943
TerraForm Power Operating LLC, 4.25%, 1/31/23(a)	75,000	76,500
TerraForm Power Operating LLC, 6.63%, 6/15/25(a)	75,000	79,051
Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39(a)	389,983	406,659
Transcanada Trust, 5.30%, 3/15/77 (5.30% fixed rate until 3/15/27; 3.21% + 3 month USD LIBOR thereafter)(c)	125,000	124,375
Transcanada Trust, 5.63%, 5/20/75 (5.63% fixed rate until 5/20/25; 3.53% + 3 month USD LIBOR thereafter)(c)	88,000	90,420
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24(a)	22,250	22,361
Transocean, Inc., 7.50%, 1/15/26(a)	50,000	44,375
Transocean, Inc., 9.00%, 7/15/23(a)	50,000	51,875
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 9/1/27(a)	75,000	77,437
Valero Energy Corp., 4.00%, 4/1/29	45,000	47,838

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   81

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
ENERGY – (continued)
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	$350,000	$382,552
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(a)	100,000	45,500
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(a)	75,000	35,062
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24(a)	78,000	81,120
Western Midstream Operating L.P., 4.00%, 7/1/22	450,000	455,452
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,686
Western Midstream Operating L.P., 5.50%, 8/15/48	127,000	112,692
Whiting Petroleum Corp., 5.75%, 3/15/21	25,000	23,876
Whiting Petroleum Corp., 6.63%, 1/15/26	25,000	16,875
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	211,481
Woodside Finance Ltd., 3.70%, 3/15/28(a)	500,000	513,364
WPX Energy, Inc., 5.25%, 10/15/27	25,000	25,188
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	25,000	25,625
Total Energy		24,327,140
FINANCIAL – 12.6%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	604,167	619,530
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24(a)	100,000	107,750
Acrisure LLC/Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25(a)	100,000	93,230
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	426,842
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26(a)	75,000	79,219
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(a)	$125,000	$130,265
Ally Financial, Inc., 3.88%, 5/21/24	800,000	827,840
Ally Financial, Inc., 8.00%, 11/1/31	100,000	138,250
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	325,000	327,031
American Express Co., 3.40%, 2/22/24	128,000	133,880
American Express Co., Senior Note, 4.20%, 11/6/25	100,000	109,954
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	13,000	13,652
Ameriprise Financial, Inc., 3.00%, 3/22/22	166,000	169,083
Assurant, Inc., 3.70%, 2/22/30	135,000	135,194
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	154,000	158,367
AvalonBay Communities, Inc., 3.30%, 6/1/29	101,000	106,843
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(c)	45,000	46,437
Bank of America Corp., 3.71%, 4/24/28 (3.71% fixed rate until 4/24/27; 1.51% + 3 month USD LIBOR thereafter)(c)	199,000	211,944
Bank of America Corp., 3.86%, 7/23/24 (3.86% fixed rate until 7/23/23; 0.94% + 3 month USD LIBOR thereafter)(c)	197,000	207,480
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,662,076
Bank of America Corp., Junior Subordinated Bond, Series FF, 5.88%, 3/15/28 (5.88% fixed rate until 3/15/28; 2.93% + 3 month USD LIBOR thereafter)(c)(e)	225,000	243,585
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(c)	725,000	779,132

See Notes to Financial Statements.
82   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Bank of America Corp., Senior Bond, 3.97%, 3/5/29 (3.97% fixed rate until 3/5/28; 1.07% + 3 month USD LIBOR thereafter)(c)	$610,000	$664,212
Bank of America Corp., Senior Note, 2.15%, 11/9/20	500,000	500,050
Bank of America Corp., Series DD, 6.30%, 3/10/26 (6.30% fixed rate until 3/10/26; 4.55% + 3 month USD LIBOR thereafter)(c)(e)	75,000	84,375
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(c)(e)	340,000	352,325
Bank of America Corp., Series X, 6.25%, 9/5/24 (6.25% fixed rate until 9/5/24; 3.71% + 3 month USD LIBOR thereafter)(c)(e)	125,000	136,000
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	190,000	248,459
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	119,000	128,038
Bank of America NA, 3.34%, 1/25/23 (3.34% fixed rate until 1/25/22; 0.65% + 3 month USD LIBOR thereafter)(c)	317,000	325,383
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32 (3.80% fixed rate until 12/15/27; 1.43% + USD 5 year Swap Rate thereafter)(c)	1,000,000	1,037,130
Bank of New York Mellon Corp. (The), 1.95%, 8/23/22	150,000	150,002
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	523,137
Bank of Nova Scotia (The), Junior Subordinated Note, 4.65%, 10/12/22 (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)(c)(e)	311,000	308,745
BankUnited, Inc., 4.88%, 11/17/25	544,000	593,964
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
BB&T Corp., 3.88%, 3/19/29	$1,000,000	$1,084,348
BB&T Corp., 4.80%, 9/1/24 (4.80% fixed rate until 9/1/24; 3.00% + 5 year CMT thereafter)(c)(e)	255,000	254,997
BB&T Corp., Senior Note, 3.20%, 9/3/21	290,000	295,992
BB&T Corp., Senior Note, 3.70%, 6/5/25	1,000,000	1,068,738
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	521,306
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	175,000	156,212
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	520,094
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	524,244
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(a)	50,000	52,250
Camden Property Trust, 3.35%, 11/1/49	39,000	39,253
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21(a)	500,000	510,258
Canadian Imperial Bank of Commerce, Senior Note, 2.10%, 10/5/20	384,000	384,455
Chubb INA Holdings, Inc., 2.88%, 11/3/22	162,000	166,063
CIT Group, Inc., 5.00%, 8/1/23	100,000	106,500
Citigroup, Inc., 3.98%, 3/20/30 (3.98% fixed rate until 3/20/29; 1.34% + 3 month USD LIBOR thereafter)(c)	121,000	131,913
Citigroup, Inc., 5.88%, 2/22/33	135,000	166,905
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23 (5.90% fixed rate until 2/15/23; 4.23% + 3 month USD LIBOR thereafter)(c)(e)	175,000	182,000
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(c)	249,000	263,548

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   83

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Citigroup, Inc., Senior Note, 3.20%, 10/21/26	$1,215,000	$1,254,341
Citigroup, Inc., Series U, 5.00%, 9/12/24 (5.00% fixed rate until 9/12/24; 3.81% + SOFR thereafter)(c)(e)	225,000	227,745
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	75,000	87,404
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	94,000	117,766
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,674,000	1,826,401
Citizens Bank NA, 2.94%, 5/26/22 (3 month USD LIBOR + 0.81%)(c)	1,550,000	1,552,820
Citizens Bank NA, Senior Note, 2.25%, 3/2/20	500,000	500,157
Citizens Financial Group, Inc., 2.85%, 7/27/26	2,000,000	2,020,145
Citizens Financial Group, Inc., 4.30%, 12/3/25	100,000	106,939
CNA Financial Corp., 3.95%, 5/15/24	365,000	391,754
Columbia Property Trust Operating Partnership L.P., 4.15%, 4/1/25	281,000	292,677
Comerica, Inc., 4.00%, 2/1/29	1,025,000	1,128,239
Credit Acceptance Corp., 6.63%, 3/15/26(a)	50,000	53,500
Crown Castle International Corp., 5.20%, 2/15/49	142,000	176,299
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	200,000	207,368
Digital Realty Trust L.P., 3.95%, 7/1/22	500,000	521,999
Discover Bank, 4.65%, 9/13/28	750,000	835,506
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21(a)	1,200,000	1,215,427
Equinix, Inc., 5.38%, 1/1/22	75,000	76,688
Equinix, Inc., Senior Note, 5.38%, 4/1/23	125,000	127,775
Equinix, Inc., Senior Note, 5.75%, 1/1/25	50,000	52,065
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
ESH Hospitality, Inc., 4.63%, 10/1/27(a)	$25,000	$25,063
ESH Hospitality, Inc., 5.25%, 5/1/25(a)	75,000	77,531
Export Leasing 2009 LLC, 1.86%, 8/28/21	217,105	217,201
FelCor Lodging L.P., 6.00%, 6/1/25	100,000	105,000
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	117,000	128,912
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	648,686
FS KKR Capital Corp., Senior Note, 4.25%, 1/15/20	945,000	947,385
Genworth Holdings, Inc., 7.70%, 6/15/20	100,000	102,250
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 11/1/23	100,000	108,174
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	165,187
Goldman Sachs Group, Inc. (The), 2.35%, 11/15/21	311,000	311,320
Goldman Sachs Group, Inc. (The), 3.69%, 6/5/28 (3.69% fixed rate until 6/5/27; 1.51% + 3 month USD LIBOR thereafter)(c)	158,000	165,877
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(c)	515,000	561,821
Goldman Sachs Group, Inc. (The), Series D, 6.00%, 6/15/20	80,000	82,121
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	363,000	489,638
Goldman Sachs Group, Inc. (The), Subordinated Note, 4.25%, 10/21/25	192,000	205,822
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	25,000	25,719
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 7/15/24(a)	75,000	78,844

See Notes to Financial Statements.
84   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
HCP, Inc., 3.50%, 7/15/29	$1,225,000	$1,273,103
Healthcare Trust of America Holdings L.P., 3.10%, 2/15/30	152,000	151,564
HNA 2015 LLC, 2.37%, 9/18/27	424,756	432,302
Host Hotels & Resorts L.P., Series H, 3.38%, 12/15/29	1,000,000	997,758
HSBC Holdings PLC, Junior Subordinated Bond, 6.00%, 5/22/27 (6.00% fixed rate until 5/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)(c)(e)	200,000	205,704
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29 (4.58% fixed rate until 6/19/28; 1.53% + 3 month USD LIBOR thereafter)(c)	200,000	221,872
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23 (3.03% fixed rate until 11/22/22; 0.92% + 3 month USD LIBOR thereafter)(c)	500,000	507,407
HUB International Ltd., Senior Note, 7.00%, 5/1/26(a)	100,000	102,875
Hudson Pacific Properties L.P., 3.25%, 1/15/30	325,000	321,338
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26(a)	100,000	98,000
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24(a)	125,000	124,875
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	175,000	179,550
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26(a)	125,000	130,938
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.38%, 12/15/25	100,000	105,151
Iron Mountain, Inc., 4.88%, 9/15/29(a)	75,000	76,148
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)(c)	242,000	240,523
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
JPMorgan Chase & Co., 3.21%, 4/1/23 (3.21% fixed rate until 4/1/22; 0.70% + 3 month USD LIBOR thereafter)(c)	$495,000	$506,774
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24 (6.75% fixed rate until 2/1/24; 3.78% + 3 month USD LIBOR thereafter)(c)(e)	225,000	249,750
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(c)(e)	249,000	269,809
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38 (3.88% fixed rate until 7/24/37; 1.36% + 3 month USD LIBOR thereafter)(c)	91,000	99,930
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(c)	2,045,000	2,236,246
JPMorgan Chase & Co., Senior Bond, 4.45%, 12/5/29 (4.45% fixed rate until 12/5/28; 1.33% + 3 month USD LIBOR thereafter)(c)	750,000	848,367
Kennedy-Wilson, Inc., 5.88%, 4/1/24	150,000	153,891
KeyBank NA, Senior Note, 2.30%, 9/14/22	560,000	562,855
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	521,269
Kilroy Realty L.P., 4.75%, 12/15/28	700,000	787,778
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22(a)	125,000	130,106
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21(a)	100,000	101,585
Liberty Mutual Group, Inc., 3.95%, 10/15/50(a)	120,000	120,548

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   85

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Liberty Mutual Group, Inc., 4.50%, 6/15/49(a)	$85,000	$94,435
M&T Bank Corp., 2.95%, 7/26/23 (3 month USD LIBOR + 0.68%)(c)	1,000,000	1,001,675
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(c)	6,000	6,266
Manufacturers & Traders Trust Co., 2.78%, 12/1/21 (3 month USD LIBOR + 0.64%)(c)	1,000,000	999,307
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	536,446
Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	99,000	100,579
MassMutual Global Funding II, 2.75%, 6/22/24(a)	200,000	204,669
MGIC Investment Corp., 5.75%, 8/15/23	50,000	54,688
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(a)	75,000	84,210
Morgan Stanley, 3.63%, 1/20/27	520,000	549,523
Morgan Stanley, 3.95%, 4/23/27	950,000	1,003,910
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(c)	440,000	494,406
Morgan Stanley, 5.50%, 7/24/20	232,000	238,308
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(c)	1,155,000	1,234,382
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 8/1/29	100,000	103,000
MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	100,000	104,829
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Nationstar Mortgage Holdings, Inc., Senior Note, 8.13%, 7/15/23(a)	$50,000	$52,125
Nationstar Mortgage Holdings, Inc., Senior Note, 9.13%, 7/15/26(a)	50,000	53,250
Nationwide Building Society, Subordinated Bond, 4.13%, 10/18/32 (4.13% fixed rate until 10/18/27; 1.85% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	250,000	249,192
Navient Corp., Senior Note, 5.00%, 10/26/20	150,000	151,875
Navient Corp., Senior Note, 6.50%, 6/15/22	125,000	133,125
Navient Corp., Senior Note, 6.75%, 6/25/25	325,000	335,156
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	51,140
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	518,239
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(c)	387,000	405,230
Newmark Group, Inc., 6.13%, 11/15/23	50,000	54,246
NFP Corp., Senior Note, 6.88%, 7/15/25(a)	75,000	74,438
Nuveen Finance LLC, 4.13%, 11/1/24(a)	400,000	432,289
Owl Rock Capital Corp., 5.25%, 4/15/24	955,000	1,004,920
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(a)	125,000	131,738
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	345,547	342,472
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	523,407
People’s United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	515,655
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	526,579

See Notes to Financial Statements.
86   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
PNC Bank NA, Senior Note, 3.50%, 6/8/23	$430,000	$451,947
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	500,000	501,460
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	542,914
Prudential Financial, Inc., 3.70%, 3/13/51	232,000	239,782
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(c)	94,000	104,190
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(c)	192,000	206,383
Radian Group, Inc., 4.88%, 3/15/27	50,000	50,625
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	100,000	103,250
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	25,000	23,226
Regency Centers L.P., 3.75%, 6/15/24	500,000	525,480
Regions Bank, 2.68%, 8/13/21 (3 month USD LIBOR + 0.50%)(c)	600,000	600,194
Regions Bank, Senior Note, 2.48%, 4/1/21 (3 month USD LIBOR + 0.38%)(c)	1,250,000	1,248,260
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	380,000	542,646
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	526,263
Sabra Health Care L.P./Sabra Capital Corp., 3.90%, 10/15/29	156,000	153,660
Sabra Health Care L.P./Sabra Capital Corp., 4.80%, 6/1/24	101,000	106,576
Sandalwood 2013 LLC, 2.82%, 2/12/26	122,054	125,400
Sandalwood 2013 LLC, 2.84%, 7/10/25	421,851	433,899
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	$100,000	$101,335
Simon Property Group L.P., Senior Note, 4.13%, 12/1/21	189,000	196,373
Springleaf Finance Corp., 6.63%, 1/15/28	75,000	80,648
Springleaf Finance Corp., 6.88%, 3/15/25	175,000	192,828
Springleaf Finance Corp., 7.13%, 3/15/26	125,000	138,666
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	512,273
SunTrust Bank, 3.20%, 4/1/24	444,000	461,620
SunTrust Bank, 3.50%, 8/2/22 (3.50% fixed rate until 8/2/21; 0.59% + 3 month USD LIBOR thereafter)(c)	150,000	153,312
SunTrust Banks, Inc., Senior Note, 4.00%, 5/1/25	309,000	334,035
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	515,125
Synchrony Financial, 2.85%, 7/25/22	65,000	65,573
Synchrony Financial, 4.25%, 8/15/24	246,000	259,548
Synchrony Financial, 4.50%, 7/23/25	101,000	107,799
Tagua Leasing LLC, 1.58%, 11/16/24	596,334	590,669
Tagua Leasing LLC, 1.90%, 7/12/24	160,004	159,695
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(a)	340,000	349,033
Unum Group, 4.50%, 12/15/49	161,000	154,084
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	1,023,733
US Bank NA, Senior Note, 2.44%, 5/21/21 (3 month USD LIBOR + 0.29%)(c)	500,000	500,263
USAA Capital Corp., 2.63%, 6/1/21(a)	205,000	207,172
Voya Financial, Inc., 4.70%, 1/23/48 (4.70% fixed rate until 1/23/28; 2.08% + 3 month USD LIBOR thereafter)(c)	119,000	111,651

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   87

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Webster Financial Corp., 4.10%, 3/25/29	$349,000	$372,796
Wells Fargo & Co., 3.00%, 4/22/26	283,000	290,233
Wells Fargo & Co., 3.55%, 9/29/25	785,000	830,484
Wells Fargo & Co., 4.65%, 11/4/44	253,000	292,527
Wells Fargo Bank NA, 2.08%, 9/9/22 (2.08% fixed rate until 9/9/21; 0.65% + 3 month USD LIBOR thereafter)(c)	387,000	386,077
Wells Fargo Capital X, 5.95%, 12/1/86	78,000	96,509
Welltower, Inc., 3.95%, 9/1/23	275,000	291,312
Willis North America, Inc., 3.88%, 9/15/49	112,000	109,274
Willis North America, Inc., 5.05%, 9/15/48	106,000	123,907
Zions Bancorp NA, 3.35%, 3/4/22	600,000	614,228
Zions Bancorp NA, 3.50%, 8/27/21	500,000	510,901
Total Financial		76,171,609
INDUSTRIAL – 4.5%
3M Co., 2.48%, 2/14/24 (3 month USD LIBOR + 0.30%)(c)	1,000,000	991,757
3M Co., 3.25%, 8/26/49	975,000	978,647
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	522,882
ABB Finance USA, Inc., 3.38%, 4/3/23	260,000	271,137
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	25,000	25,344
AECOM, 5.13%, 3/15/27	200,000	210,000
Amsted Industries, Inc., 5.63%, 7/1/27(a)	225,000	237,375
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	25,000	26,973
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	106,500
Arconic, Inc., Senior Note, 5.90%, 2/1/27	125,000	140,038
Arrow Electronics, Inc., 4.00%, 4/1/25	101,000	105,289
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	278,000	292,339
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Berry Global, Inc., 4.88%, 7/15/26(a)	$50,000	$51,683
Berry Global, Inc., Secured Note, 5.63%, 7/15/27(a)	25,000	25,875
Berry Global, Inc., Secured Note, 6.00%, 10/15/22	100,000	101,375
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24(a)	100,000	103,909
Boeing Co. (The), 3.75%, 2/1/50	300,000	324,765
Bombardier, Inc., Senior Note, 6.00%, 10/15/22(a)	175,000	174,781
Bombardier, Inc., Senior Note, 7.50%, 3/15/25(a)	75,000	74,906
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25(a)	100,000	95,000
Builders FirstSource, Inc., 6.75%, 6/1/27(a)	75,000	80,812
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24(a)	102,000	106,080
BWX Technologies, Inc., 5.38%, 7/15/26(a)	50,000	52,563
Caterpillar Financial Services Corp., 3.15%, 9/7/21	87,000	88,800
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	155,000	157,765
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	209,000	219,218
Clean Harbors, Inc., 4.88%, 7/15/27(a)	25,000	26,094
Clean Harbors, Inc., 5.13%, 7/15/29(a)	25,000	26,500
Cloud Crane LLC, Secured Note, 10.13%, 8/1/24(a)	100,000	107,000
CNH Industrial Capital LLC, 4.20%, 1/15/24	689,000	727,105
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	197,000	203,052
Colfax Corp., 6.00%, 2/15/24(a)	25,000	26,459
Colfax Corp., 6.38%, 2/15/26(a)	25,000	26,898
Crowley Conro LLC, 4.18%, 8/15/43	480,000	547,448

See Notes to Financial Statements.
88   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
CSX Corp., Senior Bond, 4.25%, 3/15/29	$200,000	$225,929
CSX Corp., Senior Bond, 4.75%, 11/15/48	500,000	603,270
DAE Funding LLC, 4.50%, 8/1/22(a)	225,000	228,375
DAE Funding LLC, Senior Note, 5.25%, 11/15/21(a)	100,000	104,000
Energizer Holdings, Inc., 5.50%, 6/15/25(a)	75,000	77,650
Energizer Holdings, Inc., 7.75%, 1/15/27(a)	75,000	83,565
EnPro Industries, Inc., 5.75%, 10/15/26	50,000	53,313
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26(a)	50,000	45,875
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(a)	50,000	51,375
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(a)	25,000	26,125
Fortune Brands Home & Security, Inc., 3.25%, 9/15/29	107,000	106,534
GATX Corp., Senior Note, 3.01%, 11/5/21 (1 month USD LIBOR + 0.72%)(c)	1,500,000	1,504,050
General Dynamics Corp., 2.88%, 5/11/20	196,000	197,021
Granite Holdings US Acquisition Co., 11.00%, 10/1/27(a)	50,000	48,250
Graphic Packaging International LLC, 4.75%, 7/15/27(a)	25,000	26,250
Greif, Inc., 6.50%, 3/1/27(a)	50,000	53,025
Griffon Corp., 5.25%, 3/1/22	100,000	100,750
Illinois Tool Works, Inc., 3.50%, 3/1/24	134,000	141,890
JB Hunt Transport Services, Inc., 3.88%, 3/1/26	102,000	108,155
JELD-WEN, Inc., 4.63%, 12/15/25(a)	100,000	100,378
John Deere Capital Corp., 2.80%, 7/18/29	106,000	108,866
John Deere Capital Corp., 2.95%, 4/1/22	286,000	293,113
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
John Deere Capital Corp., 3.45%, 1/10/24	$198,000	$208,625
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	54,000	54,018
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	70,000	70,377
John Deere Capital Corp., Senior Note, 3.65%, 10/12/23	91,000	96,959
Kansas City Southern, 4.30%, 5/15/43	663,000	723,080
Kansas City Southern, 4.70%, 5/1/48	80,000	95,609
Kirby Corp., Senior Note, 4.20%, 3/1/28	166,000	177,442
Manitowoc Co., Inc. (The), Secured Note, 9.00%, 4/1/26(a)	25,000	24,500
Martin Marietta Materials, Inc., 3.50%, 12/15/27	154,000	158,062
Matthews International Corp., 5.25%, 12/1/25(a)	85,000	80,537
Mauser Packaging Solutions Holding Co., Senior Note, 7.25%, 4/15/25(a)	175,000	165,427
Mueller Water Products, Inc., Senior Note, 5.50%, 6/15/26(a)	100,000	104,500
Nature Conservancy (The), 3.33%, 2/1/24 (3 month USD LIBOR + 1.08%)(c)	520,000	519,577
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22(a)	75,000	77,062
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26(a)	75,000	76,688
Norfolk Southern Corp., 4.10%, 5/15/49	185,000	207,757
Owens Corning, 4.30%, 7/15/47	326,000	296,240
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(a)	100,000	103,145
Owens-Brockway Glass Container, Inc., 6.38%, 8/15/25(a)	50,000	53,000
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	85,950

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   89

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Parker-Hannifin Corp., 3.25%, 6/14/29	$125,000	$130,239
Patrick Industries, Inc., 7.50%, 10/15/27(a)	75,000	77,257
Penske Truck Leasing Co. L.P./ PTL Finance Corp., 3.35%, 11/1/29(a)	125,000	124,321
Penske Truck Leasing Co. L.P./ PTL Finance Corp., 3.40%, 11/15/26(a)	150,000	153,335
Penske Truck Leasing Co. L.P./ PTL Finance Corp., Senior Note, 3.95%, 3/10/25(a)	240,000	253,534
Penske Truck Leasing Co. L.P./ PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	330,000	349,250
PGT Escrow Issuer, Inc., 6.75%, 8/1/26(a)	50,000	53,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 7/15/24(a)	75,000	77,719
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23(a)	175,000	179,156
Rimon LLC, 2.62%, 6/25/26	414,087	423,520
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	619,599
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	649,515
Roper Technologies, Inc., 2.95%, 9/15/29	76,000	76,204
Roper Technologies, Inc., 4.20%, 9/15/28	161,000	177,069
Sealed Air Corp., 5.13%, 12/1/24(a)	100,000	107,000
SPX FLOW, Inc., 5.63%, 8/15/24(a)	68,000	70,210
Standard Industries, Inc., 5.00%, 2/15/27(a)	75,000	77,647
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	175,000	180,890
Standard Industries, Inc., Senior Note, 5.38%, 11/15/24(a)	65,000	66,950
Stanley Black & Decker, Inc., 3.40%, 3/1/26	128,000	135,480
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	$25,000	$26,594
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 6/1/25(a)	55,000	56,375
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	100,000	101,750
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(a)	25,000	26,688
Tennant Co., 5.63%, 5/1/25	125,000	130,000
TopBuild Corp., 5.63%, 5/1/26(a)	75,000	77,907
TransDigm, Inc., 6.00%, 7/15/22	125,000	126,875
TransDigm, Inc., 6.25%, 3/15/26(a)	175,000	187,906
TransDigm, Inc., 6.50%, 5/15/25	125,000	129,687
TransDigm, Inc., 7.50%, 3/15/27	75,000	81,562
Trident TPI Holdings, Inc., 9.25%, 8/1/24(a)	50,000	49,000
Trimble, Inc., 4.75%, 12/1/24	20,000	21,469
Trimble, Inc., Senior Note, 4.15%, 6/15/23	600,000	626,814
Trimble, Inc., Senior Note, 4.90%, 6/15/28	277,000	300,604
Triumph Group, Inc., 5.25%, 6/1/22	100,000	99,460
Triumph Group, Inc., 6.25%, 9/15/24(a)	25,000	26,005
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	825,000	952,210
Union Pacific Corp., Senior Bond, 4.38%, 11/15/65	425,000	473,936
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	537,437	546,875
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	1,156,004
United Parcel Service, Inc., Senior Note, 2.55%, 4/1/23 (3 month USD LIBOR + 0.45%)(c)	1,030,000	1,032,886
United Technologies Corp., 4.13%, 11/16/28	145,000	164,088

See Notes to Financial Statements.
90   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
US Concrete, Inc., 6.38%, 6/1/24	$100,000	$104,000
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24(a)	100,000	96,375
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.00% Cash or 13.00% PIK), 12.00%, 2/15/22(a)(d)	125,000	112,187
Waste Management, Inc., 3.90%, 3/1/35	250,000	277,121
Waste Management, Inc., 4.00%, 7/15/39	400,000	454,583
Waste Management, Inc., 4.15%, 7/15/49	69,000	80,662
Weekley Homes LLC/Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	100,000	99,710
Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25(a)	100,000	85,500
XPO Logistics, Inc., 6.13%, 9/1/23(a)	125,000	129,062
XPO Logistics, Inc., 6.50%, 6/15/22(a)	119,000	121,082
Total Industrial		26,860,430
TECHNOLOGY – 1.9%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	50,000	53,000
Amkor Technology, Inc., 6.63%, 9/15/27(a)	25,000	27,250
Apple, Inc., 2.05%, 9/11/26	136,000	134,380
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	366,614
Apple, Inc., Senior Note, 2.85%, 5/6/21	197,000	200,225
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	514,762
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	525,850
Ascend Learning LLC, 6.88%, 8/1/25(a)	50,000	52,000
Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	50,000	47,725
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	275,000	281,367
Broadcom, Inc., 3.13%, 4/15/21(a)	70,000	70,669
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
Broadcom, Inc., 3.13%, 10/15/22(a)	$50,000	$50,629
Camelot Finance S.A., Senior Note, 7.88%, 10/15/24(a)	75,000	78,000
CDK Global, Inc., 5.25%, 5/15/29(a)	25,000	25,875
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	100,000	106,375
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	25,000	25,503
CDW LLC/CDW Finance Corp., 5.00%, 9/1/25	150,000	156,281
Dell International LLC/EMC Corp., 5.88%, 6/15/21(a)	175,000	177,800
Dell International LLC/EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	138,000	176,098
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	125,000	129,687
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26(a)	50,000	54,500
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(a)	75,000	82,969
EMC Corp., Senior Note, 2.65%, 6/1/20	364,000	363,715
Everi Payments, Inc., 7.50%, 12/15/25(a)	100,000	105,375
Exela Intermediate LLC/Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23(a)	100,000	55,750
Fiserv, Inc., 4.40%, 7/1/49	169,000	189,748
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22(a)	75,000	61,500
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	125,000	148,365
IBM Credit LLC, Senior Note, 3.00%, 2/6/23	737,000	758,294
Infor US, Inc., 6.50%, 5/15/22	225,000	228,656
Intel Corp., Senior Note, 2.45%, 7/29/20	333,000	334,266
International Business Machines Corp., 2.50%, 1/27/22	139,000	140,556
International Business Machines Corp., 2.58%, 5/13/21 (3 month USD LIBOR + 0.40%)(c)	2,000,000	2,007,783

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   91

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
TECHNOLOGY – (continued)
International Business Machines Corp., 4.15%, 5/15/39	$750,000	$856,607
IQVIA, Inc., 5.00%, 5/15/27(a)	50,000	52,375
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(a)	100,000	105,585
Micron Technology, Inc., 4.64%, 2/6/24	25,000	26,583
Micron Technology, Inc., Senior Note, 5.50%, 2/1/25	50,000	51,384
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	384,344
MSCI, Inc., 5.25%, 11/15/24(a)	125,000	129,062
MTS Systems Corp., 5.75%, 8/15/27(a)	25,000	26,000
NCR Corp., 5.75%, 9/1/27(a)	100,000	103,500
NCR Corp., 5.88%, 12/15/21	100,000	100,750
NCR Corp., 6.13%, 9/1/29(a)	100,000	105,405
Oracle Corp., Senior Note, 2.95%, 11/15/24	239,000	248,084
Qorvo, Inc., 4.38%, 10/15/29(a)	50,000	50,344
Qorvo, Inc., 5.50%, 7/15/26	75,000	79,219
QUALCOMM, Inc., 4.30%, 5/20/47	70,000	78,310
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)	50,000	45,995
Solera LLC/Solera Finance, Inc., Senior Note, 10.50%, 3/1/24(a)	100,000	105,712
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	150,000	156,754
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25(a)	75,000	77,250
Texas Instruments, Inc., 2.25%, 9/4/29	95,000	93,534
Texas Instruments, Inc., 3.88%, 3/15/39	525,000	607,692
Western Digital Corp., 4.75%, 2/15/26	75,000	77,156
Total Technology		11,293,212
UTILITIES – 6.6%
AEP Texas, Inc., Series G, 4.15%, 5/1/49	68,000	78,303
AEP Transmission Co. LLC, 3.15%, 9/15/49	80,000	78,599
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
AEP Transmission Co. LLC, 4.25%, 9/15/48	$425,000	$500,359
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	280,000	327,910
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	300,000	313,620
Ameren Corp., 2.50%, 9/15/24	115,000	115,584
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	149,000	155,555
AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	100,000	107,375
Arizona Public Service Co., 2.60%, 8/15/29	1,000,000	1,003,319
Atmos Energy Corp., 3.38%, 9/15/49	320,000	326,381
Avangrid, Inc., 3.80%, 6/1/29	825,000	886,507
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	500,000	515,465
Black Hills Corp., 3.88%, 10/15/49	90,000	90,556
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49(a)	1,000,000	1,216,824
Calpine Corp., 5.25%, 6/1/26(a)	125,000	129,375
Calpine Corp., 6.00%, 1/15/22(a)	150,000	150,503
Calpine Corp., Senior Note, 5.38%, 1/15/23	200,000	202,500
Calpine Corp., Senior Note, 5.50%, 2/1/24	100,000	101,000
Clearway Energy Operating LLC, 5.00%, 9/15/26	100,000	102,250
Clearway Energy Operating LLC, 5.75%, 10/15/25(a)	525,000	552,562
Commonwealth Edison Co., 3.70%, 8/15/28	820,000	900,058
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	1,014,872
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	605,000	698,825
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	181,000	184,098
Consumers Energy Co., 3.95%, 7/15/47	389,000	443,938

See Notes to Financial Statements.
92   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	$173,000	$231,244
Dominion Energy, Inc., 3.07%, 8/15/24	850,000	869,847
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(c)	85,000	90,206
Dominion Energy, Inc., Senior Note, 4.25%, 6/1/28	270,000	298,665
DPL, Inc., 4.35%, 4/15/29(a)	65,000	64,219
DTE Electric Co., 3.95%, 3/1/49	1,351,000	1,550,032
DTE Energy Co., Series C, 3.40%, 6/15/29	108,000	112,804
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	606,005
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	58,347
Duke Energy Progress LLC, 2.80%, 5/15/22	138,000	140,820
Edison International, 4.13%, 3/15/28	161,000	165,025
Electricite de France S.A., Senior Note, 2.35%, 10/13/20(a)	16,000	16,042
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	500,000	528,763
Emera US Finance L.P., 3.55%, 6/15/26	400,000	418,972
Emera US Finance L.P., 4.75%, 6/15/46	151,000	174,878
Entergy Louisiana LLC, 4.20%, 9/1/48	310,000	363,432
Entergy Texas, Inc., 3.55%, 9/30/49	81,000	84,237
Entergy Texas, Inc., 4.50%, 3/30/39	349,000	411,096
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	100,000	118,849
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	508,000	718,962
FirstEnergy Transmission LLC, 4.55%, 4/1/49(a)	90,000	105,943
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Florida Power & Light Co., 3.99%, 3/1/49	$535,000	$624,934
Fortis, Inc., Senior Note, 3.06%, 10/4/26	205,000	208,355
Georgia Power Co., Senior Note, Series C, 2.00%, 9/8/20	112,000	111,868
Interstate Power & Light Co., 3.50%, 9/30/49	113,000	113,755
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	1,058,642
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	1,043,158
Interstate Power & Light Co., Senior Note, 4.10%, 9/26/28	500,000	551,106
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	455,324
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	500,000	505,559
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	656,440
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	570,400
Mississippi Power Co., Series 12-A, 4.25%, 3/15/42	218,000	236,169
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	584,000	601,805
New England Power Co., Senior Bond, 3.80%, 12/5/47(a)	500,000	542,297
NextEra Energy Operating Partners L.P., 3.88%, 10/15/26(a)	100,000	100,000
NextEra Energy Operating Partners L.P., 4.25%, 7/15/24(a)	625,000	643,750
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	325,000	335,156
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(a)	250,000	255,625
NiSource, Inc., 2.95%, 9/1/29	176,000	176,998
NiSource, Inc., Senior Bond, 5.65%, 2/1/45	135,000	174,073

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   93

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
NorthWestern Corp., 4.18%, 11/15/44	$500,000	$565,489
NRG Energy, Inc., 5.25%, 6/15/29(a)	50,000	53,765
NRG Energy, Inc., 6.63%, 1/15/27	100,000	108,335
Oglethorpe Power Corp., 5.05%, 10/1/48	411,000	494,662
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	792,989
ONE Gas, Inc., Senior Bond, 4.50%, 11/1/48	550,000	672,386
Pacific Gas & Electric Co., 5.40%, 1/15/40(f)	75,000	83,625
Pacific Gas & Electric Co., 6.05%, 3/1/34(f)	75,000	85,125
PacifiCorp, 4.13%, 1/15/49	135,000	156,625
PECO Energy Co., 3.00%, 9/15/49	123,000	120,321
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	99,128
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,173,800
Public Service Co. of Colorado, 3.70%, 6/15/28	152,000	167,956
Public Service Co. of Colorado, 4.10%, 6/15/48	616,000	720,011
Public Service Co. of Colorado, Series 34, 3.20%, 3/1/50	650,000	661,037
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	256,569
Sempra Energy, 3.40%, 2/1/28	225,000	232,467
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	515,417
Sempra Energy, Senior Note, 2.80%, 1/15/21 (3 month USD LIBOR + 0.50%)(c)	358,000	357,612
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,207,533
Southern California Edison Co., Series D, 3.40%, 6/1/23	1,000,000	1,035,309
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	89,072
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	541,727
Investments	Principal Amount	Value
CORPORATE BONDS – (continued)
UTILITIES – (continued)
Southwestern Public Service Co., 3.75%, 6/15/49	$860,000	$950,173
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	479,000	498,866
Talen Energy Supply LLC, 6.63%, 1/15/28(a)	50,000	49,125
Talen Energy Supply LLC, 7.25%, 5/15/27(a)	25,000	25,408
Talen Energy Supply LLC, 10.50%, 1/15/26(a)	75,000	64,688
Tampa Electric Co., Senior Bond, 4.30%, 6/15/48	500,000	585,186
Vistra Energy Corp., 7.63%, 11/1/24	72,000	74,970
Vistra Operations Co. LLC, 3.55%, 7/15/24(a)	75,000	75,506
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	50,000	51,312
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	175,000	180,194
Vistra Operations Co. LLC, 5.50%, 9/1/26(a)	150,000	156,930
Vistra Operations Co. LLC, 5.63%, 2/15/27(a)	125,000	131,523
Washington Gas Light Co., 3.65%, 9/15/49	161,000	164,823
Total Utilities		39,489,804
TOTAL CORPORATE BONDS (Cost: $243,222,353)			256,417,711
ASSET-BACKED SECURITIES – 14.7%
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48(a)	1,452,463	1,507,441
Americredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24	500,000	515,538
Americredit Automobile Receivables Trust, Series 2018-3, Class C, 3.74%, 10/18/24	500,000	522,434
Americredit Automobile Receivables Trust, Series 2019-1, Class B, 3.13%, 2/18/25	100,000	101,843

See Notes to Financial Statements.
94   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	$100,000	$102,701
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	300,000	303,653
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	500,479
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 3.53%, 7/22/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	499,983
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 2.92%, 8/25/34 (1 month USD LIBOR + 0.90%)(c)	7,582	7,531
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 3.37%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	993,195
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25(a)	200,000	212,861
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 3.45%, 3/20/23(a)	300,000	308,137
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25(a)	400,000	416,259
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26(a)	500,000	497,954
Bain Capital Credit CLO Ltd., Series 2016-2A, Class CR, 4.67%, 1/15/29 (3 month USD LIBOR + 2.55%)(a)(c)	660,000	659,969
Ballyrock CLO Ltd., Series 2016-1A, Class AR, 3.65%, 10/15/28 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	500,075
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, 3.34%, 7/17/28 (3 month USD LIBOR + 1.04%)(a)(c)	$1,250,000	$1,247,530
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.53%, 10/24/29 (3 month USD LIBOR + 1.25%)(a)(c)	500,000	500,015
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33(a)	997,554	1,014,007
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	961,471	963,051
Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A1R, 3.60%, 1/20/32 (3 month USD LIBOR + 1.32%)(a)(c)	750,000	749,989
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.54%, 4/22/30 (3 month USD LIBOR + 1.26%)(a)(c)	1,000,000	998,254
Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	730,750	734,044
CFG Investments Ltd., Series 2019-1, Class A, 5.56%, 8/15/29(a)	450,000	450,945
CIFC Funding Ltd., Series 2014-5A, Class A1R2, 3.50%, 10/17/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	998,999
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	600,000	683,006
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46(a)	163,270	169,969
Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 2.82%, 2/25/46 (1 month USD LIBOR + 0.80%)(a)(c)	218,840	217,513
CSMC Trust, Series 2006-CF2, Class M3, 2.67%, 5/25/36 (1 month USD LIBOR + 0.65%)(a)(c)	25,000	24,928

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   95

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
CSMC Trust, Series 2018-RPL8, Class A1, 4.13%, 7/25/58(a)(c)	$175,373	$176,886
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 3.18%, 4/20/28 (3.18% fixed rate until 10/20/19; 0.90% + 3 month USD LIBOR thereafter)(a)(c)	1,000,000	996,597
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22	193,022	193,210
Drive Auto Receivables Trust, Series 2018-4, Class B, 3.36%, 10/17/22	600,000	601,884
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65%, 2/15/24	200,000	201,898
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.53%, 10/15/29 (3.53% fixed rate until 10/15/19; 1.23% + 3 month USD LIBOR thereafter)(a)(c)	500,000	500,004
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 3.12%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(c)	26,154	26,321
Elm Trust, Series 2018-2A, Class A2, 4.61%, 10/20/27(a)	1,200,000	1,220,045
Elm Trust, Series 2018-2A, Class B, 5.58%, 10/20/27(a)	200,000	203,490
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31(a)	487,003	490,526
Finance of America Structured Securities Trust, Series 2018-HB1, Class M1, 3.77%, 9/25/28(a)(c)	1,350,000	1,369,395
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36%, 3/15/29(a)	400,000	401,765
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(a)	100,000	104,157
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30(a)	400,000	418,694
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30(a)	700,000	740,334
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	$200,000	$207,422
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24(a)	282,127	283,438
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24(a)	190,000	193,877
GM Financial Consumer Automobile Receivables Trust, Series 2018-4, Class C, 3.62%, 6/17/24	100,000	103,257
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90%, 4/15/26(a)	800,000	823,465
Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.61%, 11/22/27(a)	1,470,000	1,488,868
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	412,458	430,651
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	375,044	381,121
Home Equity Asset Trust, Series 2003-1, Class M1, 3.52%, 6/25/33 (1 month USD LIBOR + 1.50%)(c)	6,998	7,033
HPS Loan Management Ltd., Series 15A-19, Class A1, 3.49%, 7/22/32 (3 month USD LIBOR + 1.32%)(a)(c)	500,000	500,000
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 3.13%, 4/15/27 (3 month USD LIBOR + 0.83%)(a)(c)	1,250,000	1,245,689
KREF Ltd., Series 2018-FL1, Class A, 3.12%, 6/15/36 (1 month USD LIBOR + 1.10%)(a)(c)	1,450,000	1,452,732
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48(a)	200,000	202,133
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.00%, 1/25/59(a)	89,945	91,023
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 1/25/59(a)	92,731	95,970

See Notes to Financial Statements.
96   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.44%, 5/25/59(a)	$193,444	$194,823
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(a)(c)	83,188	83,277
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/26(a)	1,300,000	1,299,507
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,259,140	1,338,634
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48(a)	999,282	1,008,629
Mariner Finance Issuance Trust, Series 2017-BA, Class A, 2.92%, 12/20/29(a)	450,000	451,079
Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.20%, 11/20/30(a)	1,000,000	1,023,599
MCA Fund II Holding LLC, Series 2017-1, Class A, 3.81%, 8/15/28 (3 month USD LIBOR + 1.65%)(a)(c)	450,938	451,307
MelTel Land Funding LLC, Series 2019-1A, Class A, 3.77%, 4/15/49(a)	540,000	553,516
Midocean Credit CLO IX, Series 2018-9A, Class A1, 3.43%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(c)	500,000	495,863
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25(a)	100,000	102,757
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	105,059
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41(a)	300,000	309,418
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41(a)	300,000	299,923
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE6, Class M1, 2.84%, 8/25/34 (1 month USD LIBOR + 0.83%)(c)	8,442	8,426
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.42%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(c)	$1,000,000	$989,617
Mountain View CLO LLC, Series 2017-2A, Class A, 3.53%, 1/16/31 (3 month USD LIBOR + 1.21%)(a)(c)	260,000	257,757
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34(a)	1,385,000	1,378,075
Nationstar HECM Loan Trust, Series 2018-2A, Class M1, 3.55%, 7/25/28(a)(c)	1,300,000	1,316,497
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42(a)	200,000	206,540
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68(a)	300,000	308,139
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A, 2.64%, 5/15/68(a)	300,000	303,958
Navient Student Loan Trust, Series 2018-EA, Class A2, 4.00%, 12/15/59(a)	200,000	211,810
Newtek Small Business Loan Trust, Series 2018-1, Class A, 3.72%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(c)	692,115	690,814
Newtek Small Business Loan Trust, Series 2018-1, Class B, 5.02%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(c)	333,080	332,468
NRZ Advance Receivables Trust, Series 2019-T1, Class AT1, 2.59%, 7/15/52(a)	870,000	873,969
Oaktree CLO Ltd., Series 2015-1A, Class A1R, 3.15%, 10/20/27 (3 month USD LIBOR + 0.87%)(a)(c)	2,000,000	2,000,058
OCP CLO Ltd., Series 2019-17A, Class A1, 3.63%, 7/20/32 (3 month USD LIBOR + 1.33%)(a)(c)	1,500,000	1,499,874
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22(a)	1,100,000	1,104,637

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   97

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(a)	$500,000	$508,376
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27(a)	600,000	625,546
OneMain Financial Issuance Trust, Series 2019-1A, Class A, 3.48%, 2/14/31(a)	630,000	641,889
Oportun Funding IX LLC, Series 2018-B, Class A, 3.91%, 7/8/24(a)	750,000	761,470
Oportun Funding IX LLC, Series 2018-B, Class B, 4.50%, 7/8/24(a)	490,000	497,731
Oportun Funding IX LLC, Series 2018-D, Class A, 4.57%, 12/9/24(a)	100,000	102,692
Oportun Funding X LLC, Series 2018-C, Class A, 4.10%, 10/8/24(a)	200,000	205,012
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27(a)	750,000	769,020
OZLM XXIV Ltd., Series 2019-24A, Class A1A, 3.55%, 7/20/32 (3 month USD LIBOR + 1.39%)(a)(c)	500,000	499,981
Palmer Square Loan Funding Ltd., Series 2019-2A, Class B, 4.77%, 4/20/27 (3 month USD LIBOR + 2.25%)(a)(c)	835,000	832,952
Palmer Square Loan Funding Ltd., Series 2019-3A, Class B, 4.41%, 8/20/27 (3 month USD LIBOR + 2.10%)(a)(c)	950,000	949,964
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27(a)	750,000	754,394
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27(a)	510,000	516,155
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	382,898	400,195
RMF Buyout Issuance Trust, Series 2018-1, Class M1, 3.91%, 11/25/28(a)(c)	1,470,000	1,490,771
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81%, 12/16/24	$300,000	$305,501
Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.21%, 9/15/23	300,000	303,473
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	300,000	305,699
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	500,000	508,043
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28%, 9/15/23	700,000	701,188
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25	300,000	301,020
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(a)	290,208	290,441
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A, 3.50%, 6/20/35(a)	160,075	163,490
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, 1/20/36(a)	148,193	150,181
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A, 2.59%, 5/20/36(a)	367,358	369,099
SMART Trust, Series 2016-2US, Class A4A, 2.05%, 12/14/22	515,000	512,874
SoFi Consumer Loan Program Trust, Series 2019-1, Class A, 3.24%, 2/25/28(a)	474,710	479,156
SoFi Consumer Loan Program Trust, Series 2019-2, Class A, 3.01%, 4/25/28(a)	714,139	719,396
SoFi Consumer Loan Program Trust, Series 2019-3, Class A, 2.90%, 5/25/28(a)	336,968	339,361

See Notes to Financial Statements.
98   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
SoFi Consumer Loan Program Trust, Series 2019-4, Class A, 2.45%, 8/25/28(a)	$600,000	$600,559
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48(a)	400,000	423,881
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48(a)	300,000	300,190
Sofi Professional Loan Program Trust, Series 2018-C, Class A2FX, 3.59%, 1/25/48(a)	700,000	729,147
Sofi Professional Loan Program Trust, Series 2018-D, Class A2FX, 3.60%, 2/25/48(a)	900,000	941,875
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.34%, 1/26/31 (3 month USD LIBOR + 1.07%)(a)(c)	250,000	247,679
Springleaf Funding Trust, Series 2017-AA, Class A, 2.68%, 7/15/30(a)	600,000	601,407
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2018-T1, Class AT1, 3.62%, 10/17/50(a)	623,999	632,597
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44(a)	1,262,592	1,323,363
STWD Ltd., Series 2019-FL1, Class B, 4.02%, 7/15/38 (1 month USD LIBOR + 1.60%)(a)(c)	470,000	471,178
STWD Ltd., Series 2019-FL1, Class C, 4.27%, 7/15/38 (1 month USD LIBOR + 1.95%)(a)(c)	280,000	280,879
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49(a)	243,209	266,738
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(a)	480,098	493,614
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33(a)	1,300,000	1,347,245
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	488,750	495,524
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/25/48(a)	$496,250	$513,996
TH MSR Issuer Trust, Series 2019-FT1, Class A, 5.07%, 6/25/24(a)(c)	450,000	451,108
THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 3.18%, 1/15/26 (3 month USD LIBOR + 0.88%)(a)(c)	510,000	510,021
TICP CLO IX Ltd., Series 2017-9A, Class A, 3.42%, 1/20/31 (3 month USD LIBOR + 1.14%)(a)(c)	1,000,000	995,052
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)(c)	238,201	242,551
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58(a)(c)	328,181	340,263
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25%, 7/25/58(a)(c)	87,786	89,245
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58(a)(c)	215,570	221,239
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(a)	800,000	817,711
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	334,580	334,060
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20(a)	1,250,000	1,245,792
Trafigura Securitisation Finance PLC, Series 2018-1A, Class A2, 3.73%, 3/15/22(a)	200,000	203,834
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 3.93%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(c)	500,000	500,663
Trinitas CLO Ltd., Series 2017-6A, Class AR, 1.00%, 7/25/29(a)(c)	1,250,000	1,250,000
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44(a)	844,296	853,383

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   99

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – (continued)
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	$247,023	$262,890
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	891,869	925,151
Wellfleet CLO Ltd., Series 2018-1A, Class A, 3.40%, 7/17/31 (3 month USD LIBOR + 1.10%)(a)(c)	1,000,000	990,080
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	480,000	499,714
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49(a)	498,750	510,042
World Omni Select Auto Trust, Series 2018-1A, Class B, 3.68%, 7/15/23(a)	210,000	214,539
World Omni Select Auto Trust, Series 2018-1A, Class C, 3.86%, 1/15/25(a)	300,000	308,708
York CLO-6 Ltd., Series 2019-1A, Class A1, 3.52%, 7/22/32 (3 month USD LIBOR + 1.35%)(a)(c)	500,000	499,979
Zais CLO 9 Ltd., Series 2018-2A, Class A, 3.48%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(c)	1,000,000	988,193
TOTAL ASSET-BACKED SECURITIES (Cost: $87,385,654)		88,683,378
U.S. GOVERNMENT AGENCIES – 12.5%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	249,005	247,146
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	339,927	350,595
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	850,166	872,914
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	970,770	1,001,131
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	627,036	642,718
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	475,358	487,285
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	215,042	226,035
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	785,839	825,989
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	352,550	370,482
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	$490,116	$514,524
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	459,036	478,527
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	1,041,814	1,098,333
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	390,909	408,143
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	453,668	468,782
Federal Home Loan Mortgage Corp., 3.50%, 3/1/48	4,085,890	4,296,600
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	227,958	243,658
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	441,752	472,356
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	643,751	687,667
Federal Home Loan Mortgage Corp., 4.00%, 5/1/48	221,487	231,133
Federal Home Loan Mortgage Corp., 4.00%, 7/1/48	1,789,973	1,871,447
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	48,054	51,879
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	407,615	431,492
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	433,949	458,867
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	366,819	396,847
Federal Home Loan Mortgage Corp., 4.50%, 10/1/48	421,926	445,613
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	240,929	265,377
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,479,641
Federal National Mortgage Association, 2.50%, 4/1/31	825,282	836,888
Federal National Mortgage Association, 2.50%, 11/1/31	384,237	389,364
Federal National Mortgage Association, 2.50%, 9/1/46	100,060	99,985
Federal National Mortgage Association, 2.50%, 10/1/46	265,225	265,027
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,619,560
Federal National Mortgage Association, 3.00%, 5/1/30	292,116	300,929

See Notes to Financial Statements.
100   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.00%, 5/1/32	$893,615	$918,947
Federal National Mortgage Association, 3.00%, 5/1/43	908,915	936,815
Federal National Mortgage Association, 3.00%, 9/1/46	270,690	277,832
Federal National Mortgage Association, 3.00%, 11/1/46	2,120,100	2,172,725
Federal National Mortgage Association, 3.00%, 1/1/47	616,534	631,080
Federal National Mortgage Association, 3.00%, 2/25/47	581,520	601,229
Federal National Mortgage Association, 3.00%, 11/1/47	87,625	88,434
Federal National Mortgage Association, 3.00%, 11/1/48	1,288,514	1,314,947
Federal National Mortgage Association, 3.00%, 11/1/49(h)	1,250,000	1,268,262
Federal National Mortgage Association, 3.50%, 12/1/30	85,314	88,569
Federal National Mortgage Association, 3.50%, 5/1/33	369,802	383,077
Federal National Mortgage Association, 3.50%, 8/1/33	97,249	100,528
Federal National Mortgage Association, 3.50%, 1/1/41	554,927	582,986
Federal National Mortgage Association, 3.50%, 8/1/42	453,908	476,917
Federal National Mortgage Association, 3.50%, 11/1/42	547,703	575,469
Federal National Mortgage Association, 3.50%, 8/1/43	216,642	227,337
Federal National Mortgage Association, 3.50%, 12/1/45	1,536,281	1,600,593
Federal National Mortgage Association, 3.50%, 12/1/46	514,577	536,924
Federal National Mortgage Association, 3.50%, 1/1/47	375,316	388,559
Federal National Mortgage Association, 3.50%, 4/1/47	1,160,621	1,201,954
Federal National Mortgage Association, 3.50%, 8/1/47	23,415	24,378
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 3.50%, 9/1/47	$647,077	$668,816
Federal National Mortgage Association, 3.50%, 11/1/47	202,982	210,241
Federal National Mortgage Association, 3.50%, 6/1/48	399,460	416,665
Federal National Mortgage Association, 3.50%, 11/1/48	951,128	982,159
Federal National Mortgage Association, 3.50%, 6/1/49	930,381	956,637
Federal National Mortgage Association, 4.00%, 9/1/40	376,816	402,539
Federal National Mortgage Association, 4.00%, 3/1/41	644,197	688,425
Federal National Mortgage Association, 4.00%, 1/1/44	17,391	18,583
Federal National Mortgage Association, 4.00%, 1/1/45	12,299	13,092
Federal National Mortgage Association, 4.00%, 6/1/45	9,082	9,701
Federal National Mortgage Association, 4.00%, 12/1/45	788,968	832,649
Federal National Mortgage Association, 4.00%, 7/1/46	1,175,556	1,239,845
Federal National Mortgage Association, 4.00%, 3/1/47	385,257	407,746
Federal National Mortgage Association, 4.00%, 12/1/47	570,220	599,186
Federal National Mortgage Association, 4.00%, 1/1/48	908,892	951,819
Federal National Mortgage Association, 4.00%, 2/1/48	427,079	446,362
Federal National Mortgage Association, 4.00%, 4/1/48	2,046,108	2,139,187
Federal National Mortgage Association, 4.00%, 6/1/48	422,331	440,411
Federal National Mortgage Association, 4.00%, 8/1/48	313,134	324,983
Federal National Mortgage Association, 4.00%, 12/1/48	188,420	195,851
Federal National Mortgage Association, 4.00%, 10/1/49	107,564	111,842
Federal National Mortgage Association, 4.50%, 9/1/40	386,388	418,653
Federal National Mortgage Association, 4.50%, 2/1/41	647,283	701,137

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   101

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association, 4.50%, 1/1/48	$304,539	$329,377
Federal National Mortgage Association, 4.50%, 2/1/48	51,553	55,746
Federal National Mortgage Association, 4.50%, 3/1/48	552,223	589,172
Federal National Mortgage Association, 4.50%, 5/1/48	410,773	444,190
Federal National Mortgage Association, 4.50%, 7/1/48	49,849	52,564
Federal National Mortgage Association, 4.50%, 11/1/48	608,025	641,616
Federal National Mortgage Association, 4.50%, 12/1/48	244,189	257,060
Federal National Mortgage Association, 5.00%, 9/1/40	313,141	346,100
Federal National Mortgage Association, 5.00%, 2/1/41	161,701	178,731
Federal National Mortgage Association, 5.00%, 7/1/44	442,912	487,942
Federal National Mortgage Association, 5.00%, 5/1/48	199,883	214,267
Federal National Mortgage Association, 5.00%, 6/1/48	86,670	92,948
Federal National Mortgage Association, 5.00%, 8/1/48	49,279	54,191
Federal National Mortgage Association, 5.50%, 2/1/42	109,410	122,270
Government National Mortgage Association, 2.50%, 12/20/46	245,779	248,439
Government National Mortgage Association, 3.00%, 12/20/42	453,551	469,433
Government National Mortgage Association, 3.00%, 12/20/45	195,037	201,135
Government National Mortgage Association, 3.00%, 9/20/46	314,216	324,223
Government National Mortgage Association, 3.00%, 10/20/46	649,012	669,293
Government National Mortgage Association, 3.00%, 2/20/47	677,078	698,143
Government National Mortgage Association, 3.00%, 12/20/47	717,013	736,886
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 3.50%, 2/20/42	$393,269	$417,713
Government National Mortgage Association, 3.50%, 7/20/42	584,776	621,126
Government National Mortgage Association, 3.50%, 11/20/42	256,227	272,155
Government National Mortgage Association, 3.50%, 8/20/45	134,215	140,411
Government National Mortgage Association, 3.50%, 9/20/45	136,690	143,001
Government National Mortgage Association, 3.50%, 4/20/46	203,923	213,322
Government National Mortgage Association, 3.50%, 12/20/46	1,076,845	1,121,183
Government National Mortgage Association, 3.50%, 1/20/47	756,104	786,979
Government National Mortgage Association, 3.50%, 11/20/47	488,428	507,445
Government National Mortgage Association, 3.50%, 1/20/48	661,147	686,459
Government National Mortgage Association, 4.00%, 11/20/40	207,646	221,248
Government National Mortgage Association, 4.00%, 2/20/46	518,491	550,997
Government National Mortgage Association, 4.00%, 3/20/46	198,704	211,162
Government National Mortgage Association, 4.00%, 5/20/47	409,852	429,376
Government National Mortgage Association, 4.00%, 8/20/47	205,659	214,912
Government National Mortgage Association, 4.00%, 9/20/47	3,224,651	3,368,748
Government National Mortgage Association, 4.00%, 7/20/49	199,993	208,569

See Notes to Financial Statements.
102   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – (continued)
Government National Mortgage Association, 4.50%, 9/20/39	$204,052	$222,022
Government National Mortgage Association, 4.50%, 7/20/41	112,904	123,414
Government National Mortgage Association, 4.50%, 2/20/47	98,505	104,324
Government National Mortgage Association, 4.50%, 8/20/47	197,085	207,146
Government National Mortgage Association, 4.50%, 1/20/48	699,708	734,644
Government National Mortgage Association, 4.50%, 3/20/48	147,555	154,406
Government National Mortgage Association, 4.50%, 7/20/48	376,877	396,721
Government National Mortgage Association, 5.00%, 7/20/45	279,298	307,283
NCUA Guaranteed Notes, 3.45%, 6/12/21	1,000,000	1,015,600
Overseas Private Investment Corp., Zero Coupon, 1/26/21	400,000	418,477
Overseas Private Investment Corp., 2.58%, 7/15/38	750,000	777,059
Overseas Private Investment Corp., 2.74%, 9/15/29	515,104	531,287
Overseas Private Investment Corp., 3.52%, 9/20/32	464,286	503,135
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $72,730,472)		75,235,075
COMMERCIAL MORTGAGE-BACKED SECURITIES – 12.0%
20 Times Square Trust, Series 2018-20TS, Class E, 3.20%, 5/15/35(a)(c)	600,000	594,697
225 Liberty Street Trust, Series 2016-225L, Class A, 3.60%, 2/10/36(a)	1,000,000	1,073,528
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class C, 4.51%, 9/15/48(c)	500,000	534,362
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	650,516
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
BBCMS Trust, Series 2015-SRCH, Class C, 4.80%, 8/10/35(a)	$500,000	$556,799
BBCMS Trust, Series 2015-SRCH, Class D, 5.12%, 8/10/35(a)(c)	780,000	861,296
Bellemeade Re Ltd., Series 2019-2A, Class M1A, 3.02%, 4/25/29 (1 month USD LIBOR + 1.00%)(a)(c)	300,000	300,058
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 3.12%, 7/25/29 (1 month USD LIBOR + 1.10%)(a)(c)	150,000	150,064
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 3.62%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(c)	150,000	150,153
Benchmark, 2018B4, Class A3, 3.89%, 7/15/51	500,000	536,116
Benchmark Mortgage Trust, Series 2018-B1, Class B, 4.06%, 1/15/51(c)	850,000	928,529
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 4.03%, 3/15/62(a)(c)	500,000	550,687
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	919,190
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	533,981
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	911,419
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class B, 3.78%, 7/15/30 (1 month USD LIBOR + 1.75%)(a)(c)	1,300,000	1,299,062
CIM Trust, Series 2017-2, Class A1, 4.10%, 12/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	91,508	91,939
CIM Trust, Series 2017-3, Class A1, 4.10%, 1/25/57 (1 month USD LIBOR + 2.00%)(a)(c)	81,192	82,787
CIM Trust, Series 2017-6, Class A1, 3.02%, 6/25/57(a)(c)	210,951	211,732

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   103

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	$114,286	$120,508
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	116,761
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	849,025
COMM Mortgage Trust, Series 2013-CR6, Class B, 3.40%, 3/10/46(a)	500,000	513,910
COMM Mortgage Trust, Series 2015-CR22, Class C, 4.25%, 3/10/48(c)	500,000	531,365
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	734,862
COMM Mortgage Trust, Series 2016-CR28, Class B, 4.80%, 2/10/49(c)	500,000	552,173
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	142,824	149,295
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48(c)	300,000	326,135
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	789,354
CSMC, Series 2018-11R, 3.51%, 8/25/37 (1 month USD LIBOR + 1.40%)(a)(c)	83,986	83,995
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57(a)(c)	436,980	453,670
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 8/10/49	1,100,000	1,123,003
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.88%, 11/10/46(a)(c)	500,000	518,257
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, 3.22%, 7/25/29 (1 month USD LIBOR + 1.20%)(c)	187,936	188,359
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 2.77%, 3/25/30 (1 month USD LIBOR + 0.75%)(c)	$350,125	$350,158
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M1, 2.47%, 7/25/30 (1 month USD LIBOR + 0.45%)(c)	213,144	212,838
Federal Home Loan Mortgage Corp., Series 2018-SPI1, Class M1, 3.74%, 2/25/48(a)(c)	15,198	15,295
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.82%, 5/25/48(a)(c)	7,278	7,297
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1, 4.16%, 8/25/48(a)(c)	65,302	65,790
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class M2, 4.46%, 11/25/48(a)(c)	10,000	10,077
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 6.60%, 10/15/48 (1 month USD LIBOR + 9.84%)(c)	226,142	268,060
Federal Home Loan Mortgage Corp., Series K063, Class AM, 3.51%, 1/25/27(c)	500,000	544,199
Federal Home Loan Mortgage Corp., Series K067, Class A2, 3.19%, 7/25/27	383,000	411,990
Federal Home Loan Mortgage Corp., Series K067, Class AM, 3.28%, 8/25/27	1,000,000	1,075,619
Federal Home Loan Mortgage Corp., Series K069, Class AM, 3.25%, 9/25/27(c)	875,000	940,943
Federal Home Loan Mortgage Corp., Series K071, Class A2, 3.29%, 11/25/27	1,400,000	1,514,931
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	620,398
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	325,000	364,552

See Notes to Financial Statements.
104   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28(c)	$770,000	$865,822
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(c)	150,000	167,948
Federal Home Loan Mortgage Corp., Series K083, Class A2, 4.05%, 9/25/28(c)	875,000	1,002,127
Federal Home Loan Mortgage Corp., Series K083, Class AM, 4.03%, 10/25/28(c)	350,000	398,700
Federal Home Loan Mortgage Corp., Series K086, Class A2, 3.86%, 11/25/28(c)	600,000	678,385
Federal Home Loan Mortgage Corp., Series K086, Class AM, 3.92%, 12/25/28(c)	100,000	113,088
Federal Home Loan Mortgage Corp., Series K088, Class AM, 3.76%, 1/25/29(c)	360,000	403,687
Federal Home Loan Mortgage Corp., Series K090, Class AM, 3.49%, 3/25/29(c)	700,000	770,584
Federal Home Loan Mortgage Corp., Series K091, Class AM, 3.57%, 3/25/29	750,000	831,185
Federal Home Loan Mortgage Corp., Series K157, Class A2, 3.99%, 5/25/33(c)	600,000	692,709
Federal Home Loan Mortgage Corp., Series KC03, Class A2, 3.50%, 1/25/26	450,000	483,717
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.34%, 4/25/28(c)	1,580,000	1,701,712
Federal National Mortgage Association, Series 2014-C02, Class 1M2, 4.62%, 5/25/24 (1 month USD LIBOR + 2.60%)(c)	134,579	140,321
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 5.02%, 7/25/24 (1 month USD LIBOR + 3.00%)(c)	180,820	189,849
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Federal National Mortgage Association, Series 2017-C05, Class 1M2A, 4.22%, 1/25/30 (1 month USD LIBOR + 2.20%)(c)	$45,000	$45,275
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 2.62%, 7/25/30 (1 month USD LIBOR + 0.60%)(c)	161,036	160,972
Federal National Mortgage Association, Series 2018-C03, Class 1EA2, 2.87%, 10/25/30 (1 month USD LIBOR + 0.85%)(c)	200,000	200,387
Federal National Mortgage Association, Series 2018-C05, Class 1M1, 2.74%, 1/25/31 (1 month USD LIBOR + 0.72%)(c)	187,915	187,987
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.50%, 7/25/28(c)	215,300	232,082
Federal National Mortgage Association, Series 2018-M10, Class A2, 3.50%, 7/25/28(c)	1,225,000	1,331,804
Federal National Mortgage Association, Series 2018-M14, Class A2, 3.70%, 8/25/28(c)	550,000	610,478
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.44%, 6/25/28(c)	500,000	541,559
Freddie Mac STACR Trust, Series 2019-HRP1, Class M1, 3.16%, 2/25/49(a)(c)	100,000	100,000
FREMF Mortgage Trust, Series 2015-K46, Class B, 3.82%, 4/25/48(a)(c)	225,000	234,132
Government National Mortgage Association, 3.50%, 1/20/49	437,325	462,174
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	393,684	404,550

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   105

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	$471,660	$500,217
Government National Mortgage Association, Series 2017-101, Class AB, 2.50%, 7/20/47	498,698	503,199
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46(a)(g)	131,117	17,364
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51(c)	800,000	875,078
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.35%, 12/10/43(a)(c)	500,000	514,659
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,159,070
GS Mortgage Securities Trust, Series 2017-GS8, Class C, 4.48%, 11/10/50(c)	401,000	434,239
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	1,069,089
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	1,124,632
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 2.68%, 8/19/45 (1 month USD LIBOR + 0.62%)(c)	65,505	65,291
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.63%, 8/5/34(a)(c)	900,000	912,994
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2019-BKWD, Class A, 3.05%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(c)	400,000	400,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,143,572
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47(a)(c)	38,622	38,655
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47(a)(c)	$388,993	$393,354
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48(a)(c)	34,157	35,863
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.90%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(c)	63,318	63,112
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49(a)(c)	31,739	32,361
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49(a)(c)	22,284	22,563
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49(a)(c)	74,863	76,337
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class AS, 4.20%, 9/15/47(c)	860,000	925,414
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.06%, 11/15/47(a)(c)	470,000	447,458
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	500,000	527,195
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	122,029
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,174,862
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,180,424
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,138,495
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	1,030,608

See Notes to Financial Statements.
106   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
Ladder Capital Commercial Mortgage Mortgage Trust, Series 2013-GCP, Class A2, 3.99%, 2/15/36(a)	$767,193	$849,979
LSTAR Securities Investment Trust, Series 2019-2, Class A1, 3.59%, 4/1/24 (1 month USD LIBOR + 1.50%)(a)(c)	99,495	99,503
Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(a)(c)	141,292	144,679
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.92%, 11/15/46(c)	500,000	541,951
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.07%, 11/15/46(c)	375,000	402,050
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	181,734
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	257,286	268,228
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.56%, 7/13/29(a)(c)	670,000	678,468
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	646,900
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 3.43%, 5/15/36 (1 month USD LIBOR + 1.40%)(a)(c)	1,000,000	999,362
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	1,055,195
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35(a)	130,813	130,933
Natixis Commercial Mortgage Securities Trust, Series 2018-850T, Class A, 2.81%, 7/15/33 (1 month USD LIBOR + 0.78%)(a)(c)	1,000,000	1,000,308
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 2.77%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	142,462	142,039
Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57(a)(c)	$628,594	$652,590
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49(a)	500,000	502,639
Pepper Residential Securities Trust No. 23, Series 23A, Class A1U, 2.99%, 8/18/60 (1 month USD LIBOR + 0.95%)(a)(c)	1,141,275	1,142,265
RETL, Series 2019-RVP, Class A, 3.18%, 3/15/36 (1 month USD LIBOR + 1.15%)(a)(c)	295,795	295,979
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	501,959	525,016
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (1 month USD LIBOR + 3.50%)(a)(c)	50,656	51,560
Sequoia Mortgage Trust, Series 2019-2, Class A1, 4.00%, 6/25/49(a)(c)	86,496	88,513
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(c)	413,000	416,408
STACR Trust, Series 2018-DNA3, Class M1, 2.77%, 9/25/48 (1 month USD LIBOR + 0.75%)(a)(c)	122,817	122,922
STACR Trust, Series 2018-HRP2, Class M1, 2.87%, 2/25/47 (1 month USD LIBOR + 0.85%)(a)(c)	53,509	53,516
Station Place Securitization Trust, Series 2019-WL1, Class A, 2.67%, 8/25/52 (1 month USD LIBOR + 0.65%)(a)(c)	125,000	125,127
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	600,000	636,109
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	160,175
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	325,795
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,231,618

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   107

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – (continued)
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	$500,000	$550,529
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30(a)	1,300,000	1,336,334
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.21%, 3/10/46(a)(c)	225,000	217,319
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	122,245
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3, 3.32%, 10/15/50	450,000	478,444
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50(c)	500,000	534,639
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	1,023,645
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49(a)(c)	76,201	77,597
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.71%, 3/15/45(c)	500,000	518,929
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.28%, 5/15/45(a)(c)	225,000	229,890
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.85%, 12/15/46(c)	350,000	375,153
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $67,893,857)		72,205,387
U.S. GOVERNMENT OBLIGATIONS – 5.9%
U.S. Treasury Bonds, 2.88%, 5/15/49	1,625,000	1,896,807
U.S. Treasury Bonds, 3.63%, 8/15/43	4,855,000	6,265,984
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/37	$4,000,000	$2,820,994
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/37(i)	5,100,000	3,569,842
U.S. Treasury Notes, 0.88%, 1/15/29	1,127,827	1,198,710
U.S. Treasury Notes, 1.63%, 8/15/29	430,000	428,136
U.S. Treasury Notes, 1.75%, 7/31/21	250,000	250,342
U.S. Treasury Notes, 1.88%, 7/31/26	455,000	462,500
U.S. Treasury Notes, 2.25%, 4/30/21	2,500,000	2,520,020
U.S. Treasury Notes, 2.50%, 1/31/21	1,750,000	1,766,543
U.S. Treasury Notes, 2.50%, 2/28/26	7,520,000	7,923,906
U.S. Treasury Notes, 2.75%, 6/30/25	500,000	531,445
U.S. Treasury Notes, 2.88%, 9/30/23	2,000,000	2,100,703
U.S. Treasury Notes, 2.88%, 5/31/25	3,860,000	4,126,280
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $33,687,565)		35,862,212
FOREIGN CORPORATE BONDS – 5.1%
BASIC MATERIALS – 0.3%
Cascades, Inc., 5.50%, 7/15/22(a)	100,000	101,250
Corp. Nacional del Cobre de Chile, 3.70%, 1/30/50(a)	336,000	336,370
IAMGOLD Corp., 7.00%, 4/15/25(a)	25,000	26,188
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA, 8.38%, 12/1/22(a)	75,000	78,187
LG Chem Ltd., 3.63%, 4/15/29(a)	1,000,000	1,047,489
Mineral Resources Ltd., 8.13%, 5/1/27(a)	75,000	77,197
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	200,000	205,670
Total Basic Materials		1,872,351

See Notes to Financial Statements.
108   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
COMMUNICATIONS – 0.4%
Altice France S.A., 5.50%, 1/15/28(a)	$200,000	$202,250
Altice France S.A., 8.13%, 2/1/27(a)	200,000	220,750
Altice Luxembourg S.A., 10.50%, 5/15/27(a)	200,000	225,400
Digicel Group Two Ltd., 8.25%, 9/30/22(a)	98,000	20,090
Intelsat Connect Finance S.A., 9.50%, 2/15/23(a)	225,000	208,055
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(a)	75,000	75,539
Intelsat Luxembourg S.A., 8.13%, 6/1/23	100,000	83,219
Telefonica Emisiones S.A., 5.52%, 3/1/49	750,000	914,068
Vodafone Group PLC, 4.88%, 6/19/49	142,000	158,214
Vodafone Group PLC, 5.25%, 5/30/48	141,000	163,453
Total Communications		2,271,038
CONSUMER, CYCLICAL – 0.2%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 1/15/22(a)	75,000	75,008
Aptiv PLC, 5.40%, 3/15/49	575,000	658,044
Delphi Technologies PLC, 5.00%, 10/1/25(a)	75,000	66,375
Gateway Casinos & Entertainment Ltd., Secured Note, 8.25%, 3/1/24(a)	100,000	103,750
Total Consumer, Cyclical		903,177
CONSUMER, NON-CYCLICAL – 0.3%
Avon International Capital PLC, 6.50%, 8/15/22(a)	25,000	25,906
Bausch Health Cos., Inc., 5.75%, 8/15/27(a)	25,000	27,021
Bausch Health Cos., Inc., 7.00%, 1/15/28(a)	75,000	80,782
Bausch Health Cos., Inc., 7.25%, 5/30/29(a)	75,000	81,922
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/1/25(a)	200,000	117,500
GlaxoSmithKline Capital PLC, 3.13%, 5/14/21	196,000	199,879
IHS Markit Ltd., 4.13%, 8/1/23	210,000	220,983
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
CONSUMER, NON-CYCLICAL – (continued)
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 6/15/25(a)	$25,000	$26,046
JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24(a)	25,000	25,751
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(a)	100,000	105,998
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29(a)	100,000	111,000
Takeda Pharmaceutical Co., Ltd., Senior Note, 4.40%, 11/26/23(a)	800,000	861,656
Total Consumer, Non-cyclical		1,884,444
DIVERSIFIED – 0.0%(j)
VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24(a)	75,000	72,750
ENERGY – 0.6%
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(a)	475,000	475,712
BP Capital Markets PLC, 3.51%, 3/17/25	439,000	465,666
Canadian Natural Resources Ltd., 3.90%, 2/1/25	157,000	165,668
CNOOC Finance 2013 Ltd., 2.88%, 9/30/29	300,000	298,320
Enbridge, Inc., 2.74%, 1/10/20 (3 month USD LIBOR + 0.40%)(c)	500,000	500,085
Ensign Drilling, Inc., 9.25%, 4/15/24(a)	100,000	93,500
Parkland Fuel Corp., 5.88%, 7/15/27(a)	75,000	78,698
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	49,621
Petroleos Mexicanos, 6.49%, 1/23/27(a)	262,000	273,109
Petroleos Mexicanos, 7.69%, 1/23/50(a)	226,000	235,673
Sinopec Group Overseas Development 2018 Ltd., 3.68%, 8/8/49(a)	200,000	214,033
Suncor Energy, Inc., 5.95%, 5/15/35	86,000	110,065

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   109

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
ENERGY – (continued)
Total Capital International S.A., 3.46%, 7/12/49	$166,000	$175,690
Transocean Pontus Ltd., 6.13%, 8/1/25(a)	78,320	79,495
Transocean Poseidon Ltd., 6.88%, 2/1/27(a)	50,000	51,500
Transocean Sentry Ltd., 5.38%, 5/15/23(a)	50,000	49,937
Total Energy		3,316,772
FINANCIAL – 2.7%
Avolon Holdings Funding Ltd., 5.25%, 5/15/24(a)	25,000	26,767
Banco Santander S.A., 3.31%, 6/27/29	200,000	206,678
Bank of Nova Scotia (The), 2.70%, 8/3/26	1,250,000	1,268,032
Banque Federative du Credit Mutuel S.A., 3.75%, 7/20/23(a)	490,000	515,696
BNP Paribas S.A., 4.71%, 1/10/25 (4.71% fixed rate until 1/10/24; 2.24% + 3 month USD LIBOR thereafter)(a)(c)	380,000	410,802
Commonwealth Bank of Australia, 3.74%, 9/12/39(a)	600,000	595,781
Danske Bank A/S, 5.38%, 1/12/24(a)	451,000	495,439
DBS Group Holdings Ltd., 2.85%, 4/16/22(a)	203,000	205,621
Deutsche Bank AG, Senior Note, 4.25%, 2/4/21	151,000	152,475
Deutsche Bank AG, Series D, 5.00%, 2/14/22	450,000	465,972
Enstar Group Ltd., 4.95%, 6/1/29	380,000	401,335
Fairstone Financial, Inc., 7.88%, 7/15/24(a)	75,000	78,328
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	521,000	531,588
Global Aircraft Leasing Co., Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 9/15/24(a)(d)	250,000	253,125
goeasy Ltd., 7.88%, 11/1/22(a)	50,000	52,000
HSBC Holdings PLC, 3.40%, 3/8/21	268,000	272,100
ING Groep N.V., Senior Note, 4.63%, 1/6/26(a)	775,000	857,311
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29(a)	$600,000	$597,493
Intesa Sanpaolo SpA, Series XR, 4.70%, 9/23/49(a)	675,000	684,646
Manulife Financial Corp., 4.06%, 2/24/32 (4.06% fixed rate until 2/24/27; 1.65% + USD 5 year Swap Rate thereafter)(c)	95,000	98,932
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22	285,000	289,965
Mitsubishi UFJ Financial Group, Inc., 3.41%, 3/7/24	510,000	530,657
Mizuho Financial Group, Inc., 3.15%, 7/16/30 (3.15% fixed rate until 7/16/29; 1.13% + 3 month USD LIBOR thereafter)(c)	202,000	206,967
Mizuho Financial Group, Inc., 3.92%, 9/11/24 (3.92% fixed rate until 9/11/23; 1.00% + 3 month USD LIBOR thereafter)(c)	375,000	394,461
National Australia Bank Ltd., 3.93%, 8/2/34 (3.93% fixed rate until 8/2/29; 1.88% + 5 year CMT thereafter)(a)(c)	200,000	205,312
NatWest Markets PLC, 3.63%, 9/29/22(a)	702,000	720,712
Nederlandse Waterschapsbank N.V., Senior Note, 3.13%, 12/5/22(a)	500,000	521,509
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(a)	100,000	108,040
Royal Bank of Scotland Group PLC, 4.27%, 3/22/25 (4.27% fixed rate until 3/22/24; 1.76% + 3 month USD LIBOR thereafter)(c)	269,000	281,334
Royal Bank of Scotland Group PLC, 4.45%, 5/8/30 (4.45% fixed rate until 5/8/29; 1.87% + 3 month USD LIBOR thereafter)(c)	210,000	224,918
Royal Bank of Scotland Group PLC, 4.52%, 6/25/24 (4.52% fixed rate until 6/25/23; 1.55% + 3 month USD LIBOR thereafter)(c)	380,000	399,655

See Notes to Financial Statements.
110   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
FINANCIAL – (continued)
Safina Ltd., 2.00%, 12/30/23	$297,898	$298,521
Shinhan Bank Co., Ltd., 4.00%, 4/23/29(a)	200,000	212,979
Societe Generale S.A., 3.88%, 3/28/24(a)	350,000	367,223
State Bank of India, 4.38%, 1/24/24(a)	205,000	216,787
Swiss Re Finance Luxembourg S.A., 5.00%, 4/2/49 (5.00% fixed rate until 4/2/29; 3.58% + 5 Year CMT thereafter)(a)(c)	400,000	441,500
Toronto-Dominion Bank (The), 2.40%, 9/17/20 (3 month USD LIBOR + 0.26%)(c)	1,200,000	1,202,204
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(c)	400,000	411,306
VCK Lease S.A., 2.59%, 7/24/26	621,072	634,947
Westpac Banking Corp., 4.11%, 7/24/34 (4.11% fixed rate until 7/24/29; 2.00% + 5 Year CMT thereafter)(c)	112,000	116,773
Westpac Banking Corp., 4.42%, 7/24/39	94,000	103,301
Total Financial		16,059,192
INDUSTRIAL – 0.4%
Bombardier, Inc., 7.88%, 4/15/27(a)	225,000	224,066
Canadian National Railway Co., 2.85%, 12/15/21	122,000	123,849
CNH Industrial N.V., 4.50%, 8/15/23	103,000	109,140
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	183,000	200,158
Embraer Overseas Ltd., 5.70%, 9/16/23(a)	135,000	149,006
Ingersoll-Rand Luxembourg Finance S.A., 3.50%, 3/21/26	300,000	312,481
Johnson Controls International PLC, 6.00%, 1/15/36	250,000	307,249
Klabin Austria GmbH, 7.00%, 4/3/49(a)	250,000	266,200
Masonite International Corp., 5.38%, 2/1/28(a)	25,000	26,063
Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS – (continued)
INDUSTRIAL – (continued)
Masonite International Corp., 5.75%, 9/15/26(a)	$75,000	$79,125
Mexico City Airport Trust, 3.88%, 4/30/28(a)	200,000	196,250
Siemens Financieringsmaatschappij N.V., 3.25%, 5/27/25(a)	510,000	535,995
Total Industrial		2,529,582
TECHNOLOGY – 0.0%(j)
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29(a)	181,000	193,595
Open Text Corp., 5.88%, 6/1/26(a)	100,000	106,770
Total Technology		300,365
UTILITIES – 0.2%
Consorcio Transmantaro S.A., 4.70%, 4/16/34(a)	430,000	467,625
Electricite de France S.A., 5.00%, 9/21/48(a)	250,000	300,032
Enel Finance International N.V., 2.65%, 9/10/24(a)	215,000	215,255
Enel Finance International N.V., 3.50%, 4/6/28(a)	170,000	174,112
Enel Finance International N.V., 3.63%, 5/25/27(a)	80,000	83,029
Total Utilities		1,240,053
TOTAL FOREIGN CORPORATE BONDS (Cost: $29,144,438)		30,449,724
MUNICIPAL BONDS – 2.6%
CALIFORNIA – 1.0%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	234,330
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	217,567
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,071,470
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	330,552

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   111

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
CALIFORNIA – (continued)
State of California, General Obligation, 2.25%, 10/1/23	$1,000,000	$1,013,030
State of California, General Obligation, 2.86%, 4/1/47 (1 month USD LIBOR + 0.00%)(c)	1,000,000	1,002,810
State of California, General Obligation, 4.60%, 4/1/38	500,000	557,120
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	432,052
State of California, General Obligation, High Speed Passenger Train, 2.19%, 4/1/47(c)	500,000	499,975
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	528,505
Total California		5,887,411
Connecticut – 0.1%
Connecticut Housing Finance Authority, 2.50%, 5/15/49 (SOFR + 0.00%)(c)	500,000	501,315
HAWAII – 0.2%
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	554,444
City & County of Honolulu, HI, General Obligation, Series F-GREEN BOND, 3.94%, 9/1/34	500,000	554,035
Total Hawaii		1,108,479
ILLINOIS – 0.1%
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	579,100
State of Illinois, General Obligation, Series A, 5.00%, 10/1/22	210,000	226,453
Total Illinois		805,553
New Jersey – 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	483,390

Investments	Principal Amount	Value
MUNICIPAL BONDS – (continued)
New York – 0.1%
City of New York NY, General Obligation, Series C, 3.25%, 12/1/23	$580,000	$611,448
Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	1,193,250
Oregon – 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)(c)	500,000	471,455
TEXAS – 0.5%
City of Austin TX Electric Utility Revenue, 2.68%, 11/15/25	1,450,000	1,511,480
Texas Water Development Board, Revenue Bonds, 4.19%, 10/15/43	500,000	551,370
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, 3.70%, 10/15/47	1,000,000	1,053,410
Total Texas		3,116,260
Wisconsin – 0.2%
City of Kaukauna WI Electric System, Revenue Bonds, AGM, 2.70%, 12/15/31	1,400,000	1,400,630
TOTAL MUNICIPAL BONDS (Cost: $14,820,216)		15,579,191
SUPRANATIONAL BONDS – 1.5%
Asian Development Bank, 3.13%, 9/26/28	500,000	557,217
Digicel Group One Ltd., 8.25%, 12/30/22(a)	68,000	40,120
European Investment Bank, 1.63%, 8/14/20	460,000	458,865
European Investment Bank, 2.38%, 5/24/27	500,000	524,091
European Stability Mechanism, Senior Note, 2.13%, 11/3/22(a)	1,000,000	1,012,790
Inter-American Development Bank, 2.04%, 10/9/20 (1 month USD LIBOR + 0.00%)(c)	1,000,000	999,460

See Notes to Financial Statements.
112   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
SUPRANATIONAL BONDS – (continued)
International Bank for Reconstruction & Development, 2.07%, 3/18/20 (1 month USD LIBOR + 0.03%)(c)	$1,000,000	$999,950
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	685,000	742,723
International Development Association, 2.75%, 4/24/23(a)	500,000	518,767
International Finance Corp., 1.75%, 3/30/20	1,000,000	998,577
Kreditanstalt fuer Wiederaufbau, 1.63%, 3/15/21	319,000	318,333
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	1,000,554
North American Development Bank, 2.40%, 10/26/22	1,000,000	1,009,205
TOTAL SUPRANATIONAL BONDS (Cost: $8,904,697)		9,180,652
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
INDONESIA – 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	202,474
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	425,637
Indonesia Government International Bond, Senior Note, 4.45%, 2/11/24	200,000	214,210
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	300,000	310,653
Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24(a)	250,000	263,500
Total Indonesia		1,416,474
Iraq – 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	504,700
MEXICO – 0.1%
Mexico Government International Bond, 4.50%, 4/22/29	207,000	224,856
Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
MEXICO – (continued)
Mexico Government International Bond, 4.75%, 3/8/44	$134,000	$145,055
Total Mexico		369,911
Panama – 0.0%(j)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	142,251
Qatar – 0.0%(j)
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	227,880
Romania – 0.0%(j)
Romanian Government International Bond, 5.13%, 6/15/48(a)	50,000	57,815
Saudi Arabia – 0.1%
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	321,330
Tunisia – 0.0%(j)
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	197,840
Ukraine – 0.2%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,115,489
United Arab Emirates – 0.0%(j)
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	262,498
Uruguay – 0.1%
Uruguay Government International Bond, 4.98%, 4/20/55	240,000	281,102
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,621,977)		4,897,290
FOREIGN GOVERNMENT AGENCIES – 0.5%
CANADA – 0.4%
OMERS Finance Trust, 2.50%, 5/2/24(a)	1,000,000	1,031,223
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	1,058,238
Total Canada		2,089,461

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   113

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES – (continued)
NORWAY – 0.1%
Kommunalbanken A/S, 1.75%, 9/15/20(a)	$312,000	$311,369
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	510,553
Total Norway		821,922
South Korea – 0.0%(j)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23(a)	200,000	210,753
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,942,129)		3,122,136
BANK LOANS – 0.3%
BASIC MATERIALS – 0.0%(j)
Aleris International, Inc. 2018 Term Loan, 6.79%, 2/27/23 (1-month USD LIBOR + 4.75%)(c)	49,375	49,375
UFC Holdings LLC Term Loan, 5.30%, 4/29/26(k)	25,000	25,045
Total Basic Materials		74,420
COMMUNICATIONS – 0.1%
Altice France S.A. 2018 Term Loan B13, 6.03%, 8/14/26 (1-month USD LIBOR + 4.00%)(c)	124,063	123,649
Diamond Sports Group LLC Term Loan, 5.30%, 8/24/26 (1-month USD LIBOR + 3.25%)(c)	50,000	50,250
Level 3 Financing, Inc. 2017 Term Loan B, 4.29%, 2/22/24 (1-month USD LIBOR + 2.25%)(c)	50,000	50,073
Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.81%, 9/18/26 (3-month USD LIBOR + 2.75%)(c)	100,000	100,406
Sinclair Television Group, Inc. Term Loan B2B, 4.54%, 9/30/26 (1-month USD LIBOR + 2.50%)(c)	50,000	50,146
Staples, Inc. 7 Year Term Loan, 7.12%, 4/16/26 (3-month USD LIBOR + 5.00%)(c)	74,813	73,706
Total Communications		448,230

Investments	Principal Amount	Value
BANK LOANS – (continued)
CONSUMER, CYCLICAL – 0.1%
ASP Unifrax Holdings, Inc. Term Loan B, 5.85%, 12/12/25 (1-month USD LIBOR + 3.75%)(c)	$24,813	$22,964
Boyd Gaming Corp. Term Loan B3, 4.17%, 9/15/23 (1-Week USD LIBOR + 2.25%)(c)	23,014	23,069
HD Supply, Inc. Term Loan B5, 3.79%, 10/17/23 (1-month USD LIBOR + 1.75%)(c)	49,624	49,769
Hilton Worldwide Finance LLC 2019 Term Loan B2, 3.77%, 6/22/26 (1-month USD LIBOR + 1.75%)(c)	50,000	50,283
IAA Spinco, Inc. Term Loan B, 4.31%, 6/28/26 (1-month USD LIBOR + 2.25%)(c)	24,625	24,717
KAR Auction Services, Inc. 2019 Term Loan B6, 4.31%, 9/19/26 (1-month USD LIBOR + 2.25%)(c)	25,000	25,094
Life Time, Inc. 2017 Term Loan B, 4.87%, 6/10/22 (3-month USD LIBOR + 2.75%)(c)	123,116	123,032
Marriott Ownership Resorts, Inc. 2018 Term Loan B, 4.29%, 8/29/25 (1-month USD LIBOR + 2.25%)(c)	49,625	49,832
Panther BF Aggregator 2 L.P. USD Term Loan B, 5.54%, 4/30/26 (1-month USD LIBOR + 3.50%)(c)	150,000	148,407
Total Consumer, Cyclical		517,167
CONSUMER, NON-CYCLICAL – 0.0%(j)
Camelot Finance L.P. 2017 Repriced Term Loan, 5.29%, 10/3/23 (1-month USD LIBOR + 3.25%)(c)	14,193	14,270
MRO Holdings, Inc. 2019 Term Loan B, 7.10%, 6/4/26 (3-month USD LIBOR + 5.00%)(c)	74,813	73,503
National Intergovernmental Purchase 1st Lien Term Loan, 5.85%, 5/23/25 (3-month USD LIBOR + 3.75%)(c)	74,623	73,504
Total Consumer, Non-cyclical		161,277

See Notes to Financial Statements.
114   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

Investments	Principal Amount	Value
BANK LOANS – (continued)
ENERGY – 0.1%
Citgo Holding, Inc. 2019 Term Loan B, 9.04%, 7/24/23 (1-month USD LIBOR + 7.00%)(c)	$75,000	$76,313
Consolidated Energy Finance S.A. Term Loan B, 4.55%, 5/7/25 (3-month USD LIBOR + 2.50%)(c)	74,063	71,655
Prairie ECI Acquiror L.P. Term Loan B, 6.85%, 3/11/26 (3-month USD LIBOR + 4.75%)(c)	49,750	48,460
Tex Operations Co. LLC Exit Term Loan B, 4.04%, 8/4/23 (1-month USD LIBOR + 2.00%)(c)	16,977	17,026
Total Energy		213,454
FINANCIAL – 0.0%(j)
Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 5.79%, 10/1/25 (1-month USD LIBOR + 3.75%)(c)	49,625	49,873
Hub International Ltd. 2018 Term Loan B, 5.27%, 4/25/25 (3-month USD LIBOR + 3.00%)(c)	24,688	24,383
Total Financial		74,256
Health Care – 0.0%(j)
MPH Acquisition Holdings LLC 2016 Term Loan B, 4.85%, 6/7/23 (3-month USD LIBOR + 2.75%)(c)	23,202	22,066
INDUSTRIAL – 0.0%(j)
Altra Industrial Motion Corp. 2018 Term Loan B, 4.04%, 10/1/25 (1-month USD LIBOR + 2.00%)(c)	22,948	22,891
Berry Plastics Group USD Term Loan U, 4.55%, 7/1/26 (1-month USD LIBOR + 2.50%)(c)	174,563	175,327
Total Industrial		198,218
Technology – 0.0%(j)
Iqvia, Inc. 2018 USD Term Loan B3, 3.85%, 6/11/25 (3-month USD LIBOR + 1.75%)(c)	24,812	24,827
TOTAL BANK LOANS (Cost: $1,732,159)		1,733,915

Investments	Shares	Value
COMMON STOCKS – 0.0%(j)
CHEMICALS – 0.0%
Hexion Holdings Corp., Class B(l)	6,374	$71,707
ENERGY EQUIPMENT & SERVICES – 0.0%
Jones Energy II, Inc.(l)	3,046	34,268
TOTAL COMMON STOCKS (Cost: $141,589)		105,975
SHORT-TERM INVESTMENTS – 1.4%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 1.87%(m) (Cost $8,706,293)	8,706,293	8,706,293
TOTAL INVESTMENTS – 99.9% (Cost: $575,933,399)		602,178,939
OTHER ASSETS AND LIABILITIES, NET – 0.1%		343,409
NET ASSETS – 100.0%		$602,522,348

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. As of September 30, 2019, the value of these securities was $176,329,860, representing 29.3% of net assets.

(b)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2019, the value of these securities was $344,047, representing 0.1% of net assets.

(c)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.

(e)
Perpetual floating rate security. Date shown reflects the next reset date.

(f)
Security is currently in default.

(g)
Interest only security.

(h)
To-be-announced (“TBA”) security.

(i)
All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)
Amount is less than 0.05%.

(k)
This position represents an unsettled purchase of a bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate. The coupon rate determined upon settlement was 5.30%.

(l)
Non-income producing.

(m)
The rate shown is the annualized seven-day yield as of September 30, 2019.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   115

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (continued)

ABS
Asset Backed Securities

CLO
Collateralized Loan Obligations

CMT
Constant Maturity Treasury Indexes

PIK
Paid-In-Kind

REIT
Real Estate Investment Trust

LIBOR
London Interbank Offered Rate

SDR
Special Drawing Rights

SOFR
Secured Overnight Funding Rate

Futures contracts open as of September 30, 2019:
Description	Type	Contracts	Expiration Date	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 2.8%
U.S. Treasury 5-Year Notes	Long	5,900,000	12/31/2019	$7,029,758	$3,310
U.S. Treasury Ultra Long-Term Bonds	Long	5,200,000	12/19/2019	9,979,125	553
Total					$3,863
CONTRACTS SOLD – (4.0)%
U.S. Treasury 2-Year Notes	Short	(7,000,000)	12/31/2019	$(7,542,500)	$(8,529)
U.S. Treasury 10-Year Notes	Short	(1,200,000)	12/19/2019	(1,563,750)	(2,454)
U.S. Treasury 10-Year Ultra Long-Term Bonds	Short	(7,200,000)	12/19/2019	(10,253,250)	(11,717)
U.S. Treasury Long-Term Bonds	Short	(2,900,000)	12/19/2019	(4,707,063)	68,453
Total					$45,753
Forward Sales Contracts — As of September 30, 2019, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value
To Be Announced Securities – (0.4)%
Uniform Mortgage-Backed Securities	4.00%,	TBA-30yr	11/13/19	$(2,500,000)	$(2,595,801)
Total (Proceeds Receivable: $2,594,043)					$(2,595,801)

(a)
TBA (To Be Announced) Securities are purchased or sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.
116   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Schedule of Investments
September 30, 2019
PFM Multi-Manager Fixed-Income Fund (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019: (see Note 2 to the Financial Statements)
	Level 1	Level 2	Level 3	Total
Assets:
Investment in Securities:
Corporate Bonds	$—	$256,417,711	$—	$256,417,711
Asset-Backed Securities	—	88,683,378	—	88,683,378
U.S. Government Agencies	—	75,235,075	—	75,235,075
Commercial Mortgage-Backed Securities	—	72,205,387	—	72,205,387
U.S. Government Obligations	—	35,862,212	—	35,862,212
Foreign Corporate Bonds	—	30,449,724	—	30,449,724
Municipal Bonds	—	15,579,191	—	15,579,191
Supranational Bonds	—	9,180,652	—	9,180,652
Foreign Government Obligations	—	4,897,290	—	4,897,290
Foreign Government Agencies	—	3,122,136	—	3,122,136
Bank Loans	—	1,733,915	—	1,733,915
Common Stocks	71,707	34,268	—	105,975
Money Market Fund	8,706,293	—	—	8,706,293
Total Investments in Securities	$8,778,000	$593,400,939	$—	$602,178,939
Other Financial Instruments:
Futures Contracts(a)	$72,316	$—	$—	$72,316
Liabilities:
Other Financial Instruments:
Forward sale contracts, at value	$—	$(2,595,801)	$—	$(2,595,801)
Futures Contracts(a)	(22,700)	—	—	(22,700)
Total Other Financial Instruments	$(22,700)	$(2,595,801)	$—	$(2,618,501)

(a)
Futures Contracts are valued at unrealized appreciation (depreciation). Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   117

Statements of Assets and Liabilities
September 30, 2019

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Assets:
Investments in Securities, at Value (Cost $685,183,050, $412,607,352 and $575,933,399, respectively)	$730,455,905	$395,874,345	$602,178,939
Foreign Currency, at Value (Cost $–, $1,199,799 and $–, respectively)	—	1,195,100	—
Cash	69,367	120	—
Deposits at Broker for Futures Contracts	415,900	381,500	—
Receivables:
Investment Securities Sold	85,928	—	4,575,469
Dividends	570,053	874,268	—
Interest	—	—	3,935,777
Foreign Tax Reclaims	1,353	240,712	6,728
Prepaid Expenses	9,259	4,978	9,720
Net Variation Margin on Futures Contracts	47,536	30,972	5,785
Total Assets	731,655,301	398,601,995	610,712,418
Liabilities:
Due to Custodian	—	—	16,927
Forward sale contracts, at value (proceeds receivable $–, $–, and $2,594,043, respectively)	—	—	2,595,801
Payables:
Investment Securities Purchased	889,529	289,028	5,226,507
Advisory Fees Payable	154,476	106,293	171,685
Trustees’ Fees and Expenses	14,243	7,787	10,341
Other Accrued Expenses	139,832	232,124	168,809
Total Liabilities	1,198,080	635,232	8,190,070
Net Assets	$730,457,221	$397,966,763	$602,522,348
Net Assets Consists of:
Paid-In Capital	$668,859,889	$412,658,992	$571,772,817
Total Distributable Earnings (Loss)	61,597,332	(14,692,229)	30,749,531
Net Assets	$730,457,221	$397,966,763	$602,522,348
Capital shares outstanding, no par value, unlimited shares authorized (all shares outstanding are of each Fund’s Institutional Class)	66,394,828	42,308,199	57,124,202
Net asset value, offering price and redemption price per share	$11.00	$9.41	$10.55
See Notes to Financial Statements.
118   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Statements of Operations
For the Year Ended September 30, 2019

	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed-Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $10,052, $1,095,868 and $–, respectively)	$12,566,886	$9,646,035	$302,606
Non-Cash Dividends	—	1,168,013	—
Interest (net of taxes withheld of $–, $1,827 and $1,819, respectively)	39,006	2,250	22,361,014
Total Investment Income	12,605,892	10,816,298	22,663,620
Expenses:
Advisory Fees (Note 4)	1,853,500	1,706,913	2,260,318
Accounting Fees	105,901	194,895	244,331
Administration Fees	94,410	57,088	84,500
Audit and Tax Fees	69,599	147,453	68,579
Custodian Fees	70,140	189,010	95,216
Insurance Premiums	41,323	21,979	33,846
Legal Fees	181,587	101,647	149,781
Offering Costs (Note 5)	5,798	5,798	5,798
Registration Fees	28,731	25,390	25,594
Transfer Agent Fees	48,516	47,997	49,369
Trustees Fees	77,409	42,113	64,862
Other Expenses	19,931	12,829	16,748
Total Expenses	2,596,845	2,553,112	3,098,942
Less: Advisory Fees Waived	(319,569)	(341,383)	—
Expenses Reimbursed	—	(156,332)	(57,576)
Expenses Recouped	150,211	95,313	66,571
Net Expenses	2,427,487	2,150,710	3,107,937
Net Investment Income	10,178,405	8,665,588	19,555,683
Net Realized and Unrealized Gain (Loss) on investments:
Net Realized Gain (Loss) From:
Investments	7,725,705	(3,567,713)	4,386,531
Futures Contracts	181,142	68,676	7,916
Foreign Currency Related Transactions	(75)	(138,494)	—
Net Realized Gain (Loss)	7,906,772	(3,637,531)	4,394,447
Net Increase (Decrease) in Unrealized Appreciation/Depreciation From:
Investments	11,973,304	(7,135,276)	27,577,129
Futures Contracts	(125,953)	(172,414)	2,694
Translation of Assets and Liabilities Denominated in Foreign Currencies	(2)	3,214	—
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	11,847,349	(7,304,476)	27,579,823
Net Increase (Decrease) in Net Assets Resulting from Operations	$29,932,526	$(2,276,419)	$51,529,953
See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   119

Statements of Changes in Net Assets

	PFM Multi-Manager Domestic Equity Fund		PFM Multi-Manager International Equity Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Increase in Net Assets Resulting From Operations:
Net investment income	$10,178,405	$3,167,519	$8,665,588	$2,312,474
Net Realized Gain (Loss)	7,906,772	630,117	(3,637,531)	(2,149,970)
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	11,847,349	33,311,407	(7,304,476)	(9,531,464)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,932,526	37,109,043	(2,276,419)	(9,368,960)
Distributions from:
Distributable Earnings	(5,444,237)	—	(3,046,850)	—
Capital Share Transactions:
Proceeds from Sale of Shares	156,019,062	561,847,700	91,456,842	324,187,200
Reinvestment of Distributions	5,444,237	—	3,046,850	—
Cost of Shares Redeemed	(50,488,010)	(3,963,100)	(5,952,900)	(79,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	110,975,289	557,884,600	88,550,792	324,108,200
Net Increase in Net Assets	135,463,578	594,993,643	83,227,523	314,739,240
NET ASSETS:
Beginning of Year	594,993,643	—	314,739,240	—
End of Year	$730,457,221	$594,993,643	$397,966,763	$314,739,240
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Year	55,313,427	—	32,469,106	—
Shares Subscribed	15,346,114	55,686,877	10,131,391	32,477,349
Shares Issued from Reinvestment of Distributions	596,302	—	366,208	—
Shares Redeemed	(4,861,015)	(373,450)	(658,506)	(8,243)
Shares Outstanding, End of Year	66,394,828	55,313,427	42,308,199	32,469,106

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

See Notes to Financial Statements.
120   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Statements of Changes in Net Assets

	PFM Multi-Manager Fixed-Income Fund
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Increase in Net Assets Resulting From Operations:
Net investment income	$19,555,683	$5,022,454
Net Realized Gain	4,394,447	812,797
Net Increase (Decrease) in Unrealized Appreciation/Depreciation	27,579,823	(1,286,425)
Net Increase in Net Assets Resulting from Operations	51,529,953	4,548,826
Distributions from:
Distributable Earnings	(20,444,903)	(4,884,345)
Capital Share Transactions:
Proceeds from Sale of Shares	123,972,169	486,793,500
Reinvestment of Distributions	20,444,903	4,884,345
Cost of Shares Redeemed	(63,107,100)	(1,215,000)
Net Increase in Net Assets Resulting from Capital Share Transactions	81,309,972	490,462,845
Net Increase in Net Assets	112,395,022	490,127,326
NET ASSETS:
Beginning of Year	490,127,326	—
End of Year	$602,522,348	$490,127,326
Shares Subscribed and Redeemed:
Shares Outstanding, Beginning of Year	48,908,529	—
Shares Subscribed	12,213,071	48,542,956
Shares Issued from Reinvestment of Distributions	2,004,585	486,188
Shares Redeemed	(6,001,983)	(120,615)
Shares Outstanding, End of Year	57,124,202	48,908,529

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   121

Financial Highlights
PFM Multi-Manager Domestic Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$10.76	$10.00
Investment Operations:
Net Investment Income(2)	0.17	0.12
Net Realized and Unrealized Gain(3)	0.17	0.64
Total from Investment Operations	0.34	0.76
Distributions From:
Net Investment Income	(0.08)	—
Net Realized Gains	(0.02)	—
Total Distributions to Shareholders	(0.10)	—
Net Asset Value, End of Year	$11.00	$10.76
Total Return(4),(5)	3.26%	7.60%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$730,457	$594,994
Ratios to Average Net Assets of(6):
Expenses, Net of Expenses Waived/Reimbursed/Recouped	0.38%	0.38%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped	0.41%	0.55%
Net Investment Income	1.59%	1.54%
Portfolio Turnover Rate	24%	13%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
122   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Financial Highlights
PFM Multi-Manager International Equity Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$9.69	$10.00
Investment Operations:
Net Investment Income(2)	0.23	0.15
Net Realized and Unrealized Gain (Loss)(3)	(0.42)	(0.46)
Total from Investment Operations	(0.19)	(0.31)
Distributions from net investment income	(0.09)	—
Net Asset Value, End of Year	$9.41	$9.69
Total Return(4),(5)	(1.87)%	(3.10)%
Ratios/Supplemental Data:
Net Assets, End of Year (000’s omitted)	$397,967	$314,739
Ratios to Average Net Assets of(6):
Expenses, Net of Expenses Waived/Reimbursed/Recouped	0.63%	0.63%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped	0.75%	1.09%
Net Investment Income	2.54%	2.08%
Portfolio Turnover Rate	13%	21%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   123

Financial Highlights
PFM Multi-Manager Fixed-Income Fund

Selected data for a share of beneficial interest outstanding throughout the period is presented below:
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(1)
Net Asset Value, Beginning of Year	$10.02	$10.00
Investment Operations:
Net Investment Income(2)	0.35	0.23
Net Realized and Unrealized Gain (Loss)(3)	0.55	(0.10)
Total from Investment Operations	0.90	0.13
Distributions From:
Net Investment Income	(0.35)	(0.11)
Net realized Gains	(0.02)	—
Total Distributions to Shareholders	(0.37)	(0.11)
Net Asset Value, End of Year	$10.55	$10.02
Total Return(4),(5)	9.17%	1.27%
Ratios/Supplemental Data:
Net Assets, End of year (000’s omitted)	$602,522	$490,127
Ratios to Average Net Assets of(6):
Expenses, Net of Expenses Waived/Reimbursed/Recouped	0.55%	0.55%
Expenses, Prior to Expenses Waived/Reimbursed/Recouped	0.55%	0.73%
Net Investment Income	3.46%	3.00%
Portfolio Turnover Rate	84%	218%

(1)
For the period December 29, 2017 (commencement of operations) through September 30, 2018.

(2)
Based on average daily shares outstanding.

(3)
Amount shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(4)
Total return is not annualized for periods of less than one year.

(5)
Total return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

(6)
Ratios are annualized for periods less than one year.

See Notes to Financial Statements.
124   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Notes to Financial Statements

1. Organization
PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of September 30, 2019, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.
The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.
Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
Investment Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to PFM Asset Management LLC (the “Adviser”), the adviser to the Funds, the responsibility for the valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. A Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools.
Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   125

Notes to Financial Statements

2. Summary of Significant Accounting Policies (continued)
Investment Valuation (continued)
securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy, but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.
The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
Level 1 — Quoted prices in active markets for identical assets.
Level 2 — Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.
Level 3 — Unobservable inputs for the assets, including the VC’s own assumption for determining fair value.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Estimated expenses are accrued daily. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. In such cases, the dividend is
126   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Notes to Financial Statements

2. Summary of Significant Accounting Policies (continued)
Investment Transactions and Income Recognition (continued)
recorded as soon as the information is received by the Funds. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gain distributions at year end based on information provided by the REIT estimates of such re-designations for which actual information has not yet been reported.
Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund or class specific expenses are allocated directly to the Fund or class that incurred the expense.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Dividends and Distributions
The Fixed-Income Fund declares and distributes dividends from net investment income, if any, monthly. The Domestic Equity Fund and International Equity Fund each declare and distribute net investment income to shareholders as dividends at least annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. Unless a shareholder elects to receive dividends and distributions in cash, dividends and distributions will be reinvested in additional shares of the same share class of the Fund at the NAV calculated as of the payment date. Distributions to shareholders are recorded on the ex-dividend date. The Funds pay distributions on a per-share basis. As a result, on the ex-dividend date of such a payment, the NAVs of the Funds’ shares will be reduced by the amount of the payment.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.
3. Federal Income Taxes
Each Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   127

Notes to Financial Statements

3. Federal Income Taxes (continued)
deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the year ended September 30, 2019 and for all open tax years (year ended September 30, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for 3 years from the later of the due date of the return or the date on which it was filed, no examination is currently in progress. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended September 30, 2019, the Funds did not incur any interest or tax penalties. The Funds did not record any tax benefit or expense in the current period.
The tax-based components of distributable earnings as of period end were as follows for each Fund:
	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforward	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
PFM Multi-Manager Domestic Equity Fund	$14,692,955	$2,947,792	$—	$(78,428)	$44,035,013	$61,597,332
PFM Multi-Manager International Equity Fund	7,907,832	—	(5,378,863)	(78,428)	(17,142,770)	(14,692,229)
PFM Multi-Manager Fixed-Income Fund	5,214,269	440,674	—	(78,428)	25,173,016	30,749,531
Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods. During the year ended September 30, 2019, no amounts were reclassified.
128   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Notes to Financial Statements

3. Federal Income Taxes (continued)
The tax character of distributions declared for the year ended September 30, 2019 was as follows:
	Ordinary Income	Long-term Capital Gains	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$5,160,615	$283,622	$5,444,237
PFM Multi-Manager International Equity Fund	3,046,850	—	3,046,850
PFM Multi-Manager Fixed-Income Fund	20,444,903	—	20,444,903
The tax character of distributions declared for the period ended September 30, 2018 was as follows:
	Ordinary Income	Total Distributions
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	—	—
PFM Multi-Manager Fixed-Income Fund	4,884,345	4,884,345
Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred for an unlimited period. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment. As of September 30, 2019, the capital loss carryforwards were as follows:
	Unlimited Short Term Losses	Unlimited Long Term Losses
PFM Multi-Manager Domestic Equity Fund	$—	$—
PFM Multi-Manager International Equity Fund	4,860,160	518,703
PFM Multi-Manager Fixed-Income Fund	—	—
As of September 30, 2019, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Cost of investments	$686,420,892	$413,005,418	$577,004,165
Unrealized appreciation	$80,031,999	$22,902,741	$27,494,420
Unrealized depreciation	(35,996,986)	(40,033,814)	(2,321,404)
Net unrealized appreciation (depreciation)	$44,035,013	$(17,131,073)	$25,173,016
During the year ended September 30, 2019, there were differences between book and tax accounting, primarily due to wash sales, REITs, Passive Foreign Investment Company Inclusions, futures contracts mark to market and organizational expenses.
4. Agreements
Investment Advisory Agreement
The Adviser was organized as a Delaware limited liability company in 2001. The Adviser has delegated responsibility for the day-to-day investment management of the Funds to sub-advisers, subject to the oversight and supervision of the Adviser. The Adviser maintains overall responsibility for the management and investment of the assets of the Funds and responsibility for all advisory services furnished by any sub-adviser, and supervises each sub-adviser in its performance of its duties for the applicable Fund. The Adviser evaluates and selects the sub-advisers and makes recommendations to the Board of Trustees about the hiring, termination and replacement of a sub-adviser and oversees, monitors and reviews the sub-advisers and their performance and their compliance with the applicable Fund’s investment policies and restrictions.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   129

Notes to Financial Statements

4. Agreements (continued)
Investment Advisory Agreement (continued)
In return for providing management services to the Funds, each Fund pays the Adviser an annual fee based on the following percentage of its average daily net assets:
Fund	%
Domestic Equity Fund	0.29%
International Equity Fund	0.50%
Fixed-Income Fund	0.40%
The subadvisory fees are paid by the Adviser and are not an additional expense of the respective Fund.
The Sub-Advisers to each Fund are as follows:
Fund	Sub-Advisers
PFM Multi-Manager Domestic Equity	Champlain Investment Partners, LLC Nuance Investments, LLC SSGA Funds Management, Inc. Vaughan Nelson Investment Management, L.P. Jacobs Levy Equity Management, Inc.
PFM Multi-Manager International Equity Fund
Acadian Asset Management LLC*
Aristotle Capital Management, LLC
J O Hambro Capital Management Limited
Lazard Asset Management LLC
Schroder Investment Management North America Inc.*
Schroder Investment Management North America Limited*
SSGA Funds Management, Inc.
WCM Investment Management LLC*

PFM Multi-Manager Fixed-Income Fund	Brown Brothers Harriman & Co. Nomura Corporate Research and Asset Management, Inc. PineBridge Investments LLC PGIM, Inc. Teachers Advisors, LLC
*
These Sub-Advisers were approved by the Board but had not commenced management of Fund assets as of September 30, 2019.

Through January 28, 2020, the Adviser has agreed (1) to waive its fee in the amount of 0.05% of the average daily net assets of the Domestic Equity Fund; (2) to waive its fee in the amount of 0.10% of the average daily net assets of the International Equity Fund; and (3) to pay or otherwise bear operating and other expenses of the Funds (including organizational and offering expenses, but excluding any front-end and contingent deferred sales loads; any Rule 12b-1 or similar marketing and distribution-related fees; interest and tax expenses; leverage; dividends and interest on short positions; brokerage commissions; expenses incurred in connection with any merger, liquidation or reorganization; extraordinary or non-routine expenses such as litigation; and acquired fund fees and expenses) solely to the extent necessary to limit the total annualized expenses of the Funds to the percentages of average daily net assets below for the Institutional Class of each Fund (“Expense Limitation Agreement”):
Fund	%
Domestic Equity Fund	0.38%
International Equity Fund	0.63%
Fixed-Income Fund	0.55%
The Advisor shall be entitled to recoup any investment advisory fees waived or Fund expense payments paid by it pursuant to the Expense Limitation Agreement, if in any year the estimated operating expenses of a Fund for the fiscal
130   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Notes to Financial Statements

4. Agreements (continued)
Investment Advisory Agreement (continued)
year are less than the corresponding expense limitation for that year, subject to quarterly approval by the Trust’s Board of Trustees. The total amount of recoupment to which the Advisor may be entitled shall not exceed an amount that would cause a Fund to exceed its: (1) corresponding expense limitation in place at the time the investment advisory fees were waived or the expenses were incurred; or (2) corresponding expense limitation currently in place, whichever is less. Subject to the foregoing, the recoupment amount shall equal, at any time, the sum of all investment advisory fees previously waived or reduced by the Manager and all other payments remitted by the Advisor to the Fund pursuant to the Expense Limitation Agreement, within three (3) years of the date on which such investment advisory fees were waived or reduced or other payments remitted, less any recoupment previously paid to the Advisor with respect to such waivers, reductions, and payments.
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund	PFM Multi- Manager Fixed- Income Fund
Advisory fees waived and expenses reimbursed not restored to the Advisor become unrecoverable in fiscal year-end:
September 30, 2021	$290,057	$500,904	$312,330
September 30, 2022	319,569	497,715	57,576
Total	$609,626	$998,619	$369,906
Distributor
PFM Fund Distributors, Inc. (the “Distributor”) serves as the Fund’s Distributor. The Distributor is a wholly-owned subsidiary of the Adviser.
Administrator, Custodian and Transfer Agent
The administrator, custodian and transfer agent to the Trust is State Street Bank & Trust Company (the “Administrator”).
5. Organization and Offering Costs
Organization costs consist of costs incurred to establish the Funds and enable them legally to do business. Organization costs were expensed as incurred and amounted to $259,899, which was expensed in December 2017 was allocated pro rata to the Funds and reimbursed by the Adviser. Such reimbursements are subject to recoupment pursuant to the terms of the Expense Limitation Agreement.
Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs were amortized to expense over a period not to exceed twelve months on a straight-line basis.
6. Capital Shares
The Funds will be continuously offering an unlimited number of shares through the Distributor. Shares are offered in a continuous offering at the current NAV per share of each class of the Funds.
7. Investment Transactions
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Bank Loans for the year ended September 30, 2019, were as follows:
	PFM Multi- Manager Domestic Equity Fund	PFM Multi- Manager International Equity Fund
Non-U.S. Government Purchases	$264,144,516	$135,871,973
Non-U.S. Government Sales	$151,101,752	$43,902,592
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Notes to Financial Statements

7. Investment Transactions (continued)
PFM Multi- Manager Fixed- Income Fund
U.S. Government Purchases	$296,759,667
Non-U.S. Government Purchases	$285,436,876
U.S. Government Sales	$287,433,568
Non-U.S. Government Sales	$212,744,907
8. Derivative Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments as of September 30, 2019 is included in the Schedule of Investments. As of September 30, 2019, the Funds had sufficient cash and/or securities to cover commitments under these contracts. In the normal course of pursuing its investment objectives, the Funds are subject to the following risks:
Equity Price Risk — The Domestic Equity and International Equity Funds enter into equity index futures contracts to gain exposure to equity markets and to enhance return.
Foreign Exchange Risk — The International Equity Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund may enter into forward foreign currency exchange contracts. There were no forward foreign currency exchange contracts held during the period ended September 30, 2019.
Interest Rate Risk — The Fixed Income Fund utilizes various interest rate derivatives including futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The following tables summarize the value of the Funds’ derivative instruments as of September 30, 2019 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:
PFM Multi-Manager Domestic Equity Fund
	Asset Derivatives		Liability Derivatives
Equity contracts	Net Variation Margin on Futures Contracts*	$—	Net Variation Margin on Futures Contracts*	$(114,099)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

PFM Multi-Manager International Equity Fund
	Asset Derivatives		Liability Derivatives
Equity contracts	Net Variation Margin on Futures Contracts*	$—	Net Variation Margin on Futures Contracts*	$(91,236)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

132   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Notes to Financial Statements

8. Derivative Financial Instruments (continued)
PFM Multi-Manager Fixed-Income Fund
	Asset Derivatives		Liability Derivatives
Interest rate contracts	Net Variation Margin on Futures Contracts*	$72,316	Net Variation Margin on Futures Contracts*	$(22,700)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the realized gain (loss) and change in unrealized appreciation (depreciation) of the Funds’ derivative instruments for the year ended September 30, 2019 and the related location in the accompanying Statements of Operations, presented by primary underlying risk exposure:
PFM Multi-Manager Domestic Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$181,142	Futures Contracts	$(125,953)
PFM Multi-Manager International Equity Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Equity contracts risk	Futures Contracts	$68,676	Futures Contracts	$(172,414)
PFM Multi-Manager Fixed-Income Fund
	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation (Depreciation)
Interest rate contracts	Futures Contracts	$7,916	Futures Contracts	$2,694
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:
	Futures Contracts – Long	Futures Contracts – Short
PFM Multi-Manager Domestic Equity Fund	$6,949,265	$—
PFM Multi-Manager International Equity Fund	$7,247,409	$—
PFM Multi-Manager Fixed-Income Fund	$10,559,343	$18,794,780
9. Related Parties
As of September 30, 2019, certain officers of the Trust were also employees of the Adviser, the Administrator or their affiliates, however, such officers are not compensated by the Funds.
10. Risks
Credit Risk — Refers to the likelihood that an issuer will default in the payment of principal and/or interest on a security. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack of or inadequacy of collateral or credit enhancements for a fixed-income security may affect its credit risk. Credit risk of a security may change over time, and securities which are rated by rating agencies are often reviewed and may be subject to downgrade. However, ratings are only opinions of the agencies issuing them and are not absolute guarantees as to quality.
Counterparty Risk — Counterparty risk is the risk that the issuer or the guarantor of a fixed-income security will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions. Additionally, when a Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.
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Notes to Financial Statements

10. Risks (continued)
Market Risk — The risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, volatility in the equities market or adverse investor sentiment could cause the value of your investment in a Fund to decline. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. It includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
11. Recent Accounting Updates
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The 2017 ASU is effective for fiscal years, and interim period within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. As of September 30, 2019, the Funds have fully adopted the provisions of ASU 2018-13, which did not have a material impact on the Funds’ financial statements and related disclosures or impact the Funds’ net assets or results of operations.
12. Subsequent Events
The Funds have evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.
134   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of PFM Multi-Manager Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of PFM Multi-Manager Series Trust (the “Trust”) (comprising the PFM Multi-Manager Domestic Equity Fund, PFM Multi-Manager International Equity Fund and PFM Multi-Manager Fixed-Income Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period December 29, 2017 (commencement of operations) through September 30, 2018 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising PFM Multi-Manager Series Trust at September 30, 2019, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year then ended and the period December 29, 2017 (commencement of operations) through September 30, 2018, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian, agent banks and brokers, or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more PFM investment companies since 1999.
Philadelphia, Pennsylvania
November 26, 2019
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   135

Other Information (unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2019.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2019 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The PFM Multi-Manager International Equity Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the fiscal year ended September 30, 2019, the total amount of foreign taxes that will be passed through the PFM Multi-Manager International Equity Fund is $960,722.
136   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

BOARD APPROVAL OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
PFM MULTI-MANAGER SERIES TRUST
PFM Multi-Manager Domestic Equity Fund
PFM Multi-Manager International Equity Fund
PFM Multi-Manager Fixed-Income Fund
(each a Fund)
At an in-person meeting held on September 18-19, 2019 (“Meeting”), the Board of Trustees (“Board”) of PFM Multi-Manager Series Trust (“Trust”), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”), reviewed and approved the continuance of the investment advisory agreement (“Advisory Agreement”) between PFM Asset Management LLC (“Adviser”) and the Trust, on behalf of each Fund for an additional one-year period; and reviewed and approved the continuance of an investment sub-advisory agreement (“Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”) between the Adviser and each of the following investment sub-advisers (each a “Sub-Adviser”, and collectively the “Sub-Advisers”) for an additional one-year period:
Fund	Sub-Adviser
Domestic Equity Fund	Champlain Investment Partners, LLC
Nuance Investments, LLC
SSGA Funds Management, Inc.
Vaughan Nelson Investment Management, L.P.
International Equity Fund	Aristotle Capital Management, LLC
J O Hambro Capital Management
Lazard Asset Management LLC
SSGA Funds Management, Inc.
Fixed-Income Fund	Brown Brothers Harriman & Co.
Nomura Corporate Research and Asset Management Inc.
PineBridge Investments LLC
PGIM, Inc.
Teachers Advisors, LLC
Although the Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Agreement. The Adviser and each Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors. As part of this review, particular attention was given to the Adviser’s process of selecting and overseeing the Sub-Advisers.
In approving the continuance of each Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Agreement are fair and reasonable and that the approval of such Agreement is in
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   137

the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates, as applicable, to the respective Fund and its shareholders. The Board noted that each Fund employs a “manager of managers” structure pursuant to an exemptive order (“Order”) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission, whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval); and subject to oversight of the Board for allocating the respective Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Funds. The Board reviewed and considered information that included, among other things, descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, considerations related to cybersecurity, the experience and responsibilities of the Adviser’s investment professionals, and compensation of investment professionals; the services the Adviser provides to the Funds, including management and oversight of the Funds’ investment strategies, the Adviser’s risk assessment process and the Adviser’s due diligence with respect to Sub-Advisers; the Adviser’s compliance program; and information on the Adviser’s oversight of Sub-Advisers, including monitoring of Sub-Advisers, allocation of Fund assets to Sub-Advisers, and the due diligence process for selection and retaining Sub-Advisers.
With respect to the sub-advisory services provided by each Sub-Adviser, the Board noted the responsibilities that each Sub-Adviser has with respect to the portion of the respective Fund’s assets allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information the Board reviewed and considered included, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of each Sub-Adviser; each Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions are effected; each Sub-Adviser’s risk management controls, including how each Sub-Adviser complies with its respective Fund’s investment guidelines; and each Sub-Adviser’s compliance programs. The Board also considered the Adviser’s rationale for recommending the continuation of each Sub-Adviser’s Sub-Advisory Agreement.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the respective Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over the one-year period and since inception ended June 30, 2019. The Board noted that while each Fund incepted on December 29, 2017, each Fund was not invested in accordance with the Fund’s investment strategies until May 16, 2018. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund based on criteria determined by the Adviser, including a Fund’s mandate/strategy, institutional client base and sub-advised nature of the Fund (each an Adviser Performance Peer Group). Based on this criteria, Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, provided the Adviser with the relevant data comparing each Fund’s performance to that of its respective Adviser Performance Peer Group. The Board also reviewed and considered the performance returns for each Fund in comparison to a broad-based performance index (each a Performance Index). The Board further reviewed and considered Fund and Sub-Adviser performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the Meeting. A summary of the Funds’ performance results is below.
PFM Multi-Manager Domestic Equity Fund — The Adviser Performance Peer Group for the Fund was the Lipper Sub-Advised Domestic Multi-Cap Core Funds (Institutional Class Shares) and the Performance Index for the Fund was the Russell 3000 Total Return Index. The Board noted that the performance returns (net and gross of fees) for the Fund were above the medians of its Adviser Performance Peer Group. The Board also noted that the performance returns (net of fees) for the Fund were below the returns of its Performance Index for the one-year period and since inception ended June 30, 2019 and the performance return (gross of fees) for the Fund was below the return of its Performance Index since inception ended June 30, 2019, but that the performance return (gross of fees) for the Fund was above the return of its Performance Index for the one-year period ended June 30, 2019. The Board concluded that each Fund’s performance was satisfactory, especially given its short period of operation.
PFM Multi-Manager International Equity Fund — The Adviser Performance Peer Group for the Fund was the Lipper Sub-Advised International Multi-Cap Core Funds (Institutional Class Shares) and the Performance Index for the Fund
138   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

was the MSCI ACWI Ex U.S. Index. The Board noted that the performance returns (net and gross of fees) for the Fund were above the medians of its Adviser Performance Peer Group. The Board also noted that the performance returns (net of fees) for the Fund were below the returns of its Performance Index for the one-year period and since inception ended June 30, 2019, but that the performance returns (gross of fees) for the Fund were above the returns of its Performance Index for the one-year period and since inception ended June 30, 2019. The Board concluded that each Fund’s performance was satisfactory, especially given its short period of operation.
PFM Multi-Manager Fixed Income Fund — The Adviser Performance Peer Group for the Fund was the Lipper Sub-Advised Core Plus Bond Funds (Institutional Class Shares) and the Performance Index for the Fund was the Bloomberg Barclays U.S. Aggregate Total Return Index. The Board noted that the performance returns (net and gross of fees) for the Fund were below the medians of its respective Adviser Performance Peer Group for the one-year period ended June 30, 2019, but above the medians of its Adviser Performance Peer Group since inception ended June 30, 2019. The Board also noted that the performance returns (gross of fees) for the Fund were above the returns of its Performance Index for the one-year period and since inception ended June 30, 2019 and the performance return (net of fees) for the Fund was above the return of its Performance Index since inception ended June 30, 2019, but that the performance return (net of fees) for the Fund was below the return of its Performance Index for the one-year period ended June 30, 2019. The Board concluded that the Fund’s performance was satisfactory, especially given its short period of operation.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (“Management Rate”) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund (“Expense Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The actual total expense ratio, for comparative consistency, was shown for (i) Class I for the PFM Multi-Manager Domestic Equity Fund and Class A, Class I, Class Y and Institutional Class for each other Fund in the Fund’s Expense Group; (ii) Class I for the PFM Multi-Manager Fixed-Income Fund and Class I, Class P and Institutional Class for each other Fund in the Fund’s Expense Group; and (iii) Class I for the PFM Multi-Manager International Equity Fund and Class I, Class S, Class Y and Institutional Class for each other Fund in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Board received confirmation that the sub-advisory fees are paid by the Adviser to each Sub-Adviser and are not additional fees borne by a respective Fund. The Board also noted that the sub-advisory fees paid by the Adviser to each Sub-Adviser are the product of arms-length negotiations between the Adviser and each Sub-Adviser. In addition, the Board considered the allocation of the investment management fee charged to the respective Fund between the Adviser and each Sub-Adviser in light of the nature, extent and quality of the investment management services provided by the Adviser and each Sub-Adviser. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement whereby the Adviser has agreed to limit the amount of each Fund’s total annual fund operating expenses through January 28, 2020.
The Expense Group for the PFM Multi-Manager Domestic Equity Fund included the Fund and five other multi-cap core funds. The Expense Group for the PFM Multi-Manager Fixed-Income Fund included the Fund and five other core plus bond funds. The Expense Group for the PFM Multi-Manager International Equity Fund included the Fund and five other international multi-cap core funds. The Board noted that the Management Rate and actual total expense ratio for each Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to each Fund is reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management and that each Sub-Adviser was paid by the Adviser out of the management fee the Adviser received from the Fund.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   139

Profitability
The Board reviewed and considered information regarding the profits realized by the Adviser and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Adviser that addresses the profitability of the Adviser and its affiliates in providing investment management and other services to each Fund during the 12-month period ended June 30, 2019, being the most recent fiscal year-end for the Funds.
The Board noted management’s report on the methodologies and estimates used in calculating Fund profitability, including a description of the methodology used to allocate certain expenses. The Board further noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Adviser and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability. The Board also noted management’s expenditures in implementing systems and meeting additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. In addition, the Board noted that, while the costs attributed to the Adviser and its affiliates to service the Funds exceeded the net revenues earned by the Adviser after factoring in fee waivers and expense reimbursements, management remained committed to growing its mutual fund business and continued to invest in personnel and technology to support and enhance the business and, in particular, the service to the Trust.
The Board also considered the extent to which the Adviser, each Sub-Adviser, and their affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by Fund growth, as well as increased leverage with service providers and counterparties. The Board noted the relationship with sponsors of  “wrap fee” programs and investment advisory programs for which the Funds are an investment option.
Based upon its consideration of all these factors, the Board concluded that the assets of the Funds will need to grow before the Adviser achieves positive profit margins from its management of the Funds. The Board did not consider profitability with respect to each Sub-Adviser, as the sub-advisory fees paid to each Sub-Adviser had been negotiated by the Adviser on an arm’s-length basis.
Economies of Scale
The Board reviewed and considered the extent to which the Adviser and each Sub-Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that each Fund began to invest in accordance with its investment strategies on May 16, 2018 and that, as of June 30, 2019 each Fund’s net assets were less than $700 million. The Board recognized that there would not likely be any further economies of scale until each Fund’s assets grow.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Agreement for an additional one-year period.
140   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENTS
PFM MULTI-MANAGER SERIES TRUST
PFM Multi-Manager International Equity Fund
(Fund)
At an in-person meeting held on September 18-19, 2019 (Meeting), the Board of Trustees (Board) of PFM Multi-Manager Series Trust, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”), reviewed and approved a new sub-advisory agreement between (i) PFM Asset Management LLC (“Adviser”) and each of Acadian Asset Management LLC (“Acadian”), Schroder Investment Management North America Inc. (“SIMNA Inc.”) and WCM Investment Management (“WCM”) and (ii) SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Ltd.”) on behalf of the Fund (each a “Sub-advisory Agreement”, and collectively the “Sub-advisory Agreements”) for an initial two-year period. Acadian, SIMNA Inc., SIMNA Ltd. and WCM are each referred to as a “Sub-Adviser”, and collectively the “Sub-Advisers”. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each new Sub-advisory Agreement.
In considering the Sub-advisory Agreements, the Board reviewed and considered information provided at the Meeting specifically related to each Sub-Advisory Agreement and at the Board’s May 31, 2019 Board meeting specifically related to the WCM Sub-Advisory Agreement, as well as information about the management of the Fund by the Adviser and other sub-advisers provided throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information each Sub-Adviser provided in response to a detailed due diligence request in connection with the approval of the Sub-advisory Agreement and in connection with presentations made to the Board by representatives of each Sub-Adviser. The Board reviewed and considered all of the factors it deemed relevant in approving each Sub-advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Sub-Adviser; (ii) the costs of the services to be provided to the Fund; and (iii) the extent to which economies of scale may be realized as the Fund grows.
In approving each Sub-advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-advisory Agreement are fair and reasonable and that the Sub-advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment sub-advisory services expected to be provided by each Sub-Adviser to the Fund and its shareholders. In doing so, the Board noted that the Fund employs a “manager of managers” structure pursuant to an exemptive order (“Order”) granted to the Adviser and the Trust from the U.S. Securities and Exchange Commission, whereby the Adviser is responsible for selecting sub-advisers (subject to Board and shareholder approval); and subject to oversight of the Board, for allocating the Fund’s assets among such sub-advisers, and overseeing the sub-advisers’ day-to-day management of their respective sleeves of the Fund. The Board further noted the responsibilities that each Sub-Adviser will have with respect to the portion of the Fund’s assets that will be allocated to the Sub-Adviser by the Adviser (“Sub-Advised Portion”), including, among others, security selection for the Sub-Advised Portion consistent with agreed upon investment guidelines. The information reviewed and considered by the Board included, among other things, each Sub-Adviser’s proposed investment strategy, and ability to implement such investment strategy, including, but not limited to, the Sub-Adviser’s trading practices and investment decision processes. The Board also reviewed and considered, among other things, general information on the ownership structure, history, management, affiliations, financial condition and viability, and insurance coverage of each Sub-Adviser; each Sub-Adviser’s professional staff, including the experience and responsibilities of the investment team and potential conflicts of interests; information on how portfolio transactions would be effected; each Sub-Adviser’s risk management controls, including how each Sub-Adviser would comply with the Fund’s investment guidelines; and each Sub-Adviser’s compliance program. The Board also considered the Adviser’s rationale for recommending the approval of each Sub-Adviser.
The Board further considered the Trust Chief Compliance Officer’s review of each Sub-Adviser’s compliance program and capabilities as such program and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board also considered the selection and due diligence process employed by the Adviser in selecting and deciding to retain each Sub-Adviser as a sub-adviser to the
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   141

Fund, including the due diligence undertaken with respect to the Sub-Adviser’s compliance and risk management capabilities.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Sub-Adviser to the Fund and its shareholders.
Fund Performance
In view of the fact that none of the Sub-Advisers have managed any assets of the Fund, the Board concluded that the Fund’s current performance was not a relevant factor in its consideration of each Sub-advisory Agreement. Notwithstanding, the Board reviewed and considered composite performance information provided by each of the Sub-Advisers.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the sub-advisory fee to be paid to each Sub-Adviser (“Sub-Advisory Fee”). The Board received confirmation that each Sub-Advisory Fee will be paid by the Adviser to each Sub-Adviser (or, in the case of the Sub-advisory Agreement between SINMA Inc. and SINMA Ltd., that the Sub-Advisory Fee will be paid by SINMA Inc. to SINMA Ltd.) and is not an additional fee to be borne by the Fund. The Board noted that the Sub-Advisory Fee to be paid by the Adviser to each Sub-Adviser was the product of arms-length negotiations between the Adviser and the Sub-Adviser. The Board concluded that each Sub-Advisory Fee is reasonable based on the information provided.
Profitability
In view of the fact that each Sub-Adviser is not affiliated with the Adviser, the Board concluded that the profitability of the Sub-Adviser was not a relevant factor in its consideration of the Sub-advisory Agreement. Notwithstanding, the Board did receive and consider information showing the expected impact of retaining each Sub-Adviser on the profitability of the Adviser consistent with the conditions of the Order.
Economies of Scale
The Board reviewed and considered the extent to which each Sub-Adviser may realize economies of scale. The Board determined that, given the Fund did not begin to implement its investment strategy until May 16, 2018, economies of scale were not a significant consideration at this time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Sub-advisory Agreement for an initial two-year period.
142   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Information About Fund Expenses (unaudited)

As a shareholder of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge its shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. When invested in the Funds, you will incur ongoing costs, including management fees and other operating expenses of the Funds.
The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested at March 31, 2019, the beginning of the period, and held through September 30, 2019. This example illustrates the Funds’ expenses in two ways:
Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.
Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Funds’ ongoing expenses (but not transaction costs) with those of other mutual funds using the Funds’ actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio Based on the Period	Expenses Paid During the Period(1)(2) 4/1/19 to 9/30/19
PFM Multi-Manager Domestic Equity Fund
Actual	$1,000.00	$1,051.60	0.38%	$1.95
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
PFM Multi-Manager International Equity Fund
Actual	$1,000.00	$1,018.40	0.63%	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
PFM Multi-Manager Fixed-Income Fund
Actual	$1,000.00	$1,051.80	0.55%	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	0.55%	$2.79

(1)
Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

(2)
Reflects expenses after fee waivers and expense reimbursements.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.
PFM Multi-Manager Series Trust Annual Report | September 30, 2019   143

Trustee and Officer Information (unaudited)

The Trust’s Board has overall responsibility for overseeing the Funds’ management and operations. The Board governs the Funds and is responsible for protecting the interests of shareholders. The Chair of the Board is not considered an “interested person” of the Trust (an “Independent Trustee”), as that term is defined in the 1940 Act. The Trustees are experienced individuals who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, oversee management of the risks associated with such activities and contractual arrangements, and review the Funds’ performance.
Any vacancy on the Board may be filled by the remaining Trustees of the Board, except to the extent the 1940 Act requires the election of Trustees by the shareholders. There are four Trustees on the Board, a majority of whom are Independent Trustees. To the extent permitted by the 1940 Act and other applicable law, the Board may delegate any of its rights, powers and authority to any person, including without limitation, the officers of the Funds, the Investment Adviser or any committee of the Board. Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may purchase shares, subject to the eligibility requirements described in the Prospectus.
The Board appoints officers who are responsible for the Trust’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board. The following table provides information with respect to each Trustee, including the Independent Trustees.
Name, Address, and Year of Birth	Position(s) held withTrust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Bruce Aronow 213 Market Street Harrisburg, PA 17101 Year of birth: 1965	Trustee and Chair of the Board and Chair of the Audit Committee	Since November 2017	Chief Executive Officer, eLocalUSA LLC (advertising) (2008 – Present)	3	Trustee, Copeland Trust (2010 – Present).
Robert Bernstein 213 Market Street Harrisburg, PA 17101 Year of birth: 1954	Trustee	Since November 2017	Co-Founder, Senior Managing Director, Chief Investment Strategist, Envestnet Retirement Solutions (financial technology) (2009 – Present)	3	Board Member, Fay Financial, Inc. (mortgage servicer) (2012 – Present); Board Chairman and Treasurer, Guitars Over Guns Organization (nonprofit).
Carmen A. Heredia-Lopez 213 Market Street Harrisburg, PA 17101 Year of birth: 1970	Trustee and Chair of the Nominating and Governance Committee	Since November 2017	Chief Investment Officer of Illinois Student Assistance Commission (2018 – Present); Director of Foundation Investments, W.K. Kellogg Foundation (private foundation) (2014 – 2017) Chief Investment Officer and Director of Investments, Chicago Teachers Pension Fund (2010 – 2013).	3	Trustee, Catholic United Investment Trust (2015 – Present); and Director, Prospanica (2013 – Present).
Interested Trustee
John Spagnola1 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	Trustee	Since November 2017	Managing Director, PFM Asset Management LLC (2002 – Present); Board member	3	Board Member, St. Rose of Lima Elementary School (2009 – Present); Director, Magee Rehabilitation Hospital (2008 – Present); and Board Member, Greater Philadelphia Chamber of Commerce Advisory Board (2004 – Present).

*
Each Trustee shall hold office for the lifetime of the Trust or until such Trustee’s earlier death, resignation, removal, retirement or inability otherwise to serve, or, if

144   PFM Multi-Manager Series Trust Annual Report | September 30, 2019

Trustee and Officer Information (unaudited)

sooner than any of such events, until the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor.
(1)
Mr. Spagnola is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because Mr. Spagnola is a managing director of PFM Asset Management LLC, the Investment Adviser.

The following lists the principal officers of the Trust, as well as their mailing addresses and year of birth, positions with the Trust and length of time served, and present and principal occupations:
Name, Address, and Year of Birth	Position(s) held with Trust	Term of Office* and Length of Time Served	Principal Occupation During Past Five Years
John Spagnola PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1957	President and Chief Executive Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2002 – present); Board member, Greater Philadelphia Chamber of Commerce (2004 to present); Board of Directors, Magee Rehabilitation Hospital, 2008 to present; Advisory Board, St. Rose of Lima Parish, 2008 to present.
Valentine James Link, Jr. PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1962	Vice President	Since May 2019	Managing Director, PFM Asset Management LLC (2006 – present).
Daniel Hess PFM Asset Management LLC 213 Market Street Harrisburg, PA, 17101-2141 Year of birth: 1974	Treasurer	Since January 2019	Managing Director, PFM Asset Management LLC (2001 – present).
Marc Ammaturo PFM Asset Management LLC 1735 Market Street, 43rd Floor Philadelphia, PA 19103 Year of birth: 1973	Assistant Treasurer and Secretary	Assistant Treasurer since March 2019 Secretary since November 2019	Managing Director, PFM Asset Management LLC (2005 – present).
Leo Karwejna PFM Asset Management LLC 213 Market Street Harrisburg, PA 17101 Year of birth: 1976	Chief Compliance Officer	Since November 2017	Managing Director, PFM Asset Management LLC (2011 – present); Vice President — Chief Compliance Officer, Prudential Investment Management (2008 – 2011).
Maria De Ornelas State Street Bank & Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 Year of birth: 1984	Assistant Secretary	Since May 2019	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2015 – present).

*
The officers of the Trust each serve at the pleasure of the Board.

PFM Multi-Manager Series Trust Annual Report | September 30, 2019   145

Investment Adviser
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101
Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101
Administrator, Custodian & Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
2005 Market Street, Suite 700
Philadelphia, Pennsylvania 19103
Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
PFM Multi-Manager Series Trust
213 Market Street
Harrisburg, Pennsylvania 17101
1.833.736.6678

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, PFM Multi-Manager Series Trust (the “Registrant”), has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the Code of Ethics description in paragraph (b) of Item 2 of Form N-CSR.

(d)	The Registrant has not, during the period covered by this report, granted any waivers, including an implicit waiver, from a provision of the Code of Ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is attached hereto as exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has determined that the Registrant has three “audit committee financial experts,” as that term is defined under Item 3(b) and 3(c) of Form N-CSR, serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce Aronow, Robert Bernstein and Carmen Heredia-Lopez, who are “independent” trustees of the Registrant, as that term is defined under Item 3(a)(2) of Form N-CSR. The designation of Messrs. Aronow and Bernstein and Ms. Heredia-Lopez as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the Registrant’s principal accountant, for the audit of the Registrant's annual financial statements or services that are normally provided by EY in connection with the Registrant’s statutory and regulatory filings or engagements were $178,500 for the fiscal year ended September 30, 2019 and $190,000 for the period December 29, 2017 (commencement of operations) through September 30, 2018.

Audit-Related Fees

(b)	The aggregate fees billed for each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were $38,250 for the fiscal year ended September 30, 2019 and $22,500 for the period December 29, 2017 (commencement of operations) through September 30, 2018.

Tax Fees

(c)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by EY to the Registrant for tax compliance, tax advice, tax planning and tax return preparation were $51,350 for the fiscal year ended September 30, 2019 and $16,850 for the period December 29, 2017 (commencement of operations) through September 30, 2018.

All Other Fees

(d)	The aggregate fees billed for each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2019 and $0 for the period December 29, 2017 (commencement of operations) through September 30, 2018.

(e)(1)	The Registrant’s audit committee has adopted Pre-Approval Policies and Procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including non-audit services provided to the Registrant’s investment adviser(s) and to any affiliate of the investment adviser(s) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2)	The Registrant’s Audit committee has approved 100% of services described in each of Items 4(b) through (d) pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years were $90,130 for the fiscal year ended September 30, 2019 and $39,350 for the period December 29, 2017 (commencement of operations) through September 30, 2018.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2, is attached hereto.

(a)(2)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial and accounting officer of the Registrant, as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PFM Multi-Manager Series Trust

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)

Date:	December 4, 2019

By:	/s/ Daniel Hess
Daniel Hess
Treasurer (Principal Financial Officer)

Date:	December 4, 2019